FINANCIAL STATEMENTS
Venerable Insurance and Annuity Company
Separate Account B
Year Ended December 31, 2020
with Report of Independent Registered Public Accounting Firm

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VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Financial Statements
Year Ended December 31, 2020

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Contents

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Venerable Insurance and Annuity Company and Contract Owners of Venerable Insurance and Annuity Company Separate Account B

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Venerable Insurance and Annuity Company Separate Account B (the Separate Account), as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Accounts auditor since 1988. March 31, 2021

Contents
Appendix

Subaccounts comprising Venerable Insurance and Annuity Company Separate Account B

Subaccount	Statement of Operations	Statement of Changes in Net Assets
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
American Funds Insurance Series Blue Chip Income & Growth Fund - Class 4 American Funds Insurance Series Bond Fund - Class 4
American Funds Insurance Series Capital Income Builder Fund - Class 4 American Funds Insurance Series Global Growth Fund - Class 4 American Funds Insurance Series Growth Fund - Class 4
American Funds Insurance Series International Fund - Class 4 American Funds Insurance Series New World Fund - Class 4 BlackRock Equity Dividend V.I. Fund - Class III
BlackRock Global Allocation V.I. Fund - Class III BlackRock High Yield V.I. Fund - Class III
BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III Columbia Asset Allocation Fund, Variable Series - Class 1 Shares Columbia VP Seligman Global Technology Fund - Class 2 Columbia Small Cap Value Fund, Variable Series - Class 2 Columbia Small Company Growth Fund, Variable Series - Class 1 Columbia VP Large Cap Growth Fund - Class 1
DWS Core Equity VIP - Class B
DWS Alternative Asset Allocation VIP - Class B DWS High Income VIP - Class B
Eaton Vance VT Floating-Rate Income Fund - Initial Class Federated Hermes High Income Bond Fund II - Service Shares Federated Hermes Kaufmann Fund II - Service Shares Fidelity® VIP Strategic Income Portfolio - Service Class 2 Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2 Fidelity® VIP FundsManager 20% Portfolio - Service Class 2 Fidelity® VIP FundsManager 60% Portfolio - Service Class 2 Fidelity® VIP FundsManager 85% Portfolio - Service Class 2 Franklin Small Cap Value VIP Fund - Class 2
Franklin Strategic Income VIP Fund - Class 2 Templeton Global Bond VIP Fund - Class 2
Ivy VIP Securian Real Estate Securities - Class II Ivy VIP Asset Strategy
Ivy VIP Balanced Ivy VIP Energy
Ivy VIP High Income
Ivy VIP International Core Equity Ivy VIP Mid Cap Growth
Ivy VIP Science and Technology Ivy VIP Small Cap Core - Class II Ivy VIP Small Cap Growth
Janus Henderson Balanced Portfolio - Service Shares Janus Henderson Enterprise Portfolio - Service Shares Janus Henderson Flexible Bond Portfolio - Service Shares ClearBridge Var Aggressive Growth Portfolio II ClearBridge Variable Mid Cap Portfolio - Class II Western Asset Core Plus VIT Portfolio - Class I
MFS VIT II Income Portfolio - Service Class
MFS VIT Research Series Portfolio - Service Class
MFS VIT International Intrinsic Value Portfolio - Service Class MFS VIT Value Series - Service Class
MFS VIT III Global Real Estate Portfolio - Service Class Invesco Oppenheimer V.I. Main Street Fund - Series II
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series II Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II Invesco Oppenheimer V.I. International Growth Fund - Series II
Invesco Oppenheimer V.I. Total Return Bond Fund - Service Shares PIMCO All Asset Portfolio - Administrative Class
PIMCO Low Duration Portfolio - Administrative Class PIMCO Real Return Portfolio - Administrative Class PIMCO Short-Term Portfolio - Administrative Class
PIMCO Total Return Portfolio - Administrative Class
	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Contents
Subaccount	Statement of Operations	Statement of Changes in Net Assets
ProFund VP Bull ProFund VP Europe 30
ProFund VP Rising Rates Opportunity Putnam VT Income Fund - Class 1B
Putnam VT International Equity Fund - Class 1B Putnam VT International Value Fund - Class 1B Putnam VT Mortgage Securities Fund - Class 1B Putnam VT Multi-Cap Core Fund - Class IB Shares Putnam VT Small Cap Value Fund - Class 1B
T. Rowe Price Blue Chip Growth Portfolio - II
T. Rowe Price Health Sciences Portfolio - II
MFS VIT Utilities Series Portfolio - Service Class Voya Balanced Portfolio - Class S
Voya Euro STOXX 50® Index Portfolio - Class A Voya FTSE 100® Index Portfolio - Class A
Voya Intermediate Bond Portfolio - Class A Voya Intermediate Bond Portfolio - Class S Voya Balanced Income Portfolio - Adviser Class Voya Balanced Income Portfolio - Service Class
Voya Balanced Income Portfolio - Service 2 Class Voya Global Perspectives® Portfolio - Class A
Voya Government Liquid Assets Portfolio - Service Class Voya Government Liquid Assets Portfolio - Service 2 Class Voya Hang Seng Index Portfolio - Class S
Voya High Yield Portfolio - Adviser Class Voya High Yield Portfolio - Service Class Voya Japan TOPIX® Index Portfolio - Class A
Voya Large Cap Growth Portfolio - Adviser Class Voya Large Cap Growth Portfolio - Institutional Class Voya Large Cap Growth Portfolio - Service Class Voya Large Cap Growth Portfolio - Service 2 Class Voya Large Cap Value Portfolio - Adviser Class Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Service Class Voya Retirement Conservative Portfolio - Adviser Class Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class Voya Retirement Moderate Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Service Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class VY® BlackRock Inflation Protected Bond Portfolio - Service Class VY® Clarion Global Real Estate Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Service Class VY® Clarion Global Real Estate Portfolio - Service 2 Class VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Service Class VY® Clarion Real Estate Portfolio - Service 2 Class
VY® Invesco Growth and Income Portfolio - Adviser Class VY® Invesco Growth and Income Portfolio - Service Class VY® Invesco Growth and Income Portfolio - Service 2 Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class VY® JPMorgan Emerging Markets Equity Portfolio - Service Class VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class VY® Morgan Stanley Global Franchise Portfolio - Adviser Class VY® Morgan Stanley Global Franchise Portfolio - Service Class VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class VY® T. Rowe Price Capital Appreciation Portfolio - Service Class VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class VY® T. Rowe Price International Stock Portfolio - Service Class Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Service Class
Voya International High Dividend Low Volatility Portfolio - Adviser Class
	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Contents
Subaccount	Statement of Operations	Statement of Changes in Net Assets
Voya International High Dividend Low Volatility Portfolio - Service Class Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Service Class Voya Solution 2035 Portfolio - Adviser Class Voya Solution 2035 Portfolio - Service Class Voya Solution 2045 Portfolio - Adviser Class Voya Solution 2045 Portfolio - Service Class Voya Solution 2055 Portfolio - Adviser Class Voya Solution Income Portfolio - Adviser Class Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Aggressive Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class VY® American Century Small-Mid Cap Value Portfolio - Service Class VY® Baron Growth Portfolio - Adviser Class
VY® Columbia Contrarian Core Portfolio - Adviser Class VY® Columbia Small Cap Value II Portfolio - Adviser Class VY® Columbia Small Cap Value II Portfolio - Service Class VY® Invesco Equity and Income Portfolio - Adviser Class VY® Invesco Equity and Income Portfolio - Initial Class VY® Invesco Equity and Income Portfolio - Service Class VY® Invesco Equity and Income Portfolio - Service 2 Class VY® JPMorgan Mid Cap Value Portfolio - Adviser Class VY® JPMorgan Mid Cap Value Portfolio - Service Class VY® Invesco Oppenheimer Global Portfolio - Adviser Class VY® Invesco Oppenheimer Global Portfolio - Initial Class VY® Invesco Oppenheimer Global Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
Voya Strategic Allocation Conservative Portfolio - Class S Voya Strategic Allocation Growth Portfolio - Class S Voya Strategic Allocation Moderate Portfolio - Class S Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I Voya Growth and Income Portfolio - Class S
Voya Global High Dividend Low Volatility Portfolio - Class A Voya Global High Dividend Low Volatility Portfolio - Class S Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class S Voya Index Plus SmallCap Portfolio - Class S Voya International Index Portfolio - Class A Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class S Voya Russell™ Large Cap Index Portfolio - Class A
Voya Russell™ Large Cap Index Portfolio - Class S Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S Voya Russell™ Mid Cap Growth Index Portfolio - Class S Voya Russell™ Mid Cap Index Portfolio - Class A
Voya Russell™ Mid Cap Index Portfolio - Class S Voya Russell™ Small Cap Index Portfolio - Class A Voya Russell™ Small Cap Index Portfolio - Class S Voya Small Company Portfolio - Class A
Voya Small Company Portfolio - Class S Voya U.S. Bond Index Portfolio - Class S
Voya MidCap Opportunities Portfolio - Class A Voya MidCap Opportunities Portfolio - Class S Voya SmallCap Opportunities Portfolio - Class A Voya SmallCap Opportunities Portfolio - Class S Wells Fargo VT Omega Growth Fund - Class 2
Wells Fargo VT Index Asset Allocation Fund - Class 2
Wells Fargo VT Small Cap Growth Fund - Class 2
	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	American Funds Insurance Series Blue Chip Income & Growth Fund - Class 4	American Funds Insurance Series Bond Fund - Class 4	American Funds Insurance Series Capital Income Builder Fund - Class 4	American Funds Insurance Series Global Growth Fund - Class 4
Assets
Investments in mutual funds at fair value	$106	$4,902	$4,235	$1,930	$2,282
Total assets	106	4,902	4,235	1,930	2,282
Net assets	$106	$4,902	$4,235	$1,930	$2,282

Net assets
Accumulation units	106	4,902	4,235	1,930	2,282
Total net assets	$106	$4,902	$4,235	$1,930	$2,282
Total number of mutual fund shares	10,331	348,683	362,260	177,892	56,404
Cost of mutual fund shares	$107	$4,719	$4,135	$1,809	$1,707

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	American Funds Insurance Series Growth Fund - Class 4	American Funds Insurance Series International Fund - Class 4	American Funds Insurance Series New World Fund - Class 4	BlackRock Equity Dividend V.I. Fund - Class III	BlackRock Global Allocation V.I. Fund - Class III
Assets
Investments in mutual funds at fair value	$10,343	$1,769	$1,398	$4,258	$573,393
Total assets	10,343	1,769	1,398	4,258	573,393
Net assets	$10,343	$1,769	$1,398	$4,258	$573,393

Net assets
Accumulation units	10,343	1,769	1,398	4,258	573,393
Total net assets	$10,343	$1,769	$1,398	$4,258	$573,393
Total number of mutual fund shares	88,222	76,103	45,055	365,502	35,199,099
Cost of mutual fund shares	$6,883	$1,518	$1,100	$4,257	$510,461

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	BlackRock High Yield V.I. Fund - Class III	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III	Columbia VP Seligman Global Technology Fund - Class 2	Columbia Small Cap Value Fund, Variable Series - Class 2	Columbia Small Company Growth Fund, Variable Series - Class 1
Assets
Investments in mutual funds at fair value	$2,375	$215	$3,195	$55,925	$83
Total assets	2,375	215	3,195	55,925	83
Net assets	$2,375	$215	$3,195	$55,925	$83

Net assets
Accumulation units	2,375	215	3,195	55,925	83
Total net assets	$2,375	$215	$3,195	$55,925	$83
Total number of mutual fund shares	313,312	15,774	113,062	3,482,280	2,780
Cost of mutual fund shares	$2,292	$186	$2,229	$57,356	$47

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Columbia VP Large Cap Growth Fund - Class 1	DWS Core Equity VIP - Class B	DWS Alternative Asset Allocation VIP - Class B	DWS High Income VIP - Class B	Eaton Vance VT Floating- Rate Income Fund - Initial Class
Assets
Investments in mutual funds at fair value	$129	$1,326	$768	$128	$3,601
Total assets	129	1,326	768	128	3,601
Net assets	$129	$1,326	$768	$128	$3,601

Net assets
Accumulation units	129	1,326	768	128	3,601
Total net assets	$129	$1,326	$768	$128	$3,601
Total number of mutual fund shares	4,366	108,676	56,147	20,438	398,836
Cost of mutual fund shares	$72	$1,307	$724	$127	$3,676

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Federated Hermes High Income Bond Fund II - Service Shares	Federated Hermes Kaufmann Fund II - Service Shares	Fidelity® VIP Strategic Income Portfolio - Service Class 2	Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2
Assets
Investments in mutual funds at fair value	$343	$518	$3,646	$208	$894
Total assets	343	518	3,646	208	894
Net assets	$343	$518	$3,646	$208	$894

Net assets
Accumulation units	343	518	3,646	208	894
Total net assets	$343	$518	$3,646	$208	$894
Total number of mutual fund shares	53,807	21,884	312,146	12,038	75,400
Cost of mutual fund shares	$330	$431	$3,572	$180	$863

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	Franklin Small Cap Value VIP Fund - Class 2	Franklin Strategic Income VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 2
Assets
Investments in mutual funds at fair value	$1,158	$73	$7,685	$843	$3,578
Total assets	1,158	73	7,685	843	3,578
Net assets	$1,158	$73 $	7,685	$843	$3,578

Net assets
Accumulation units	1,158	73	7,685	843	3,578
Total net assets	$1,158	$73	$7,685	$843	$3,578
Total number of mutual fund shares	102,403	5,301	529,984	81,369	258,905
Cost of mutual fund shares	$1,119	$68	$8,563	$863	$4,155

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Ivy VIP Securian Real Estate Securities - Class II	Ivy VIP Asset Strategy	Ivy VIP Balanced	Ivy VIP Energy	Ivy VIP High Income
Assets
Investments in mutual funds at fair value	$188	$378	$1,080	$1,223	$1,244
Total assets	188	378	1,080	1,223	1,244
Net assets	$188	$378	$1,080	$1,223	$1,244

Net assets
Accumulation units	188	378	1,080	1,223	1,244
Total net assets	$188	$378	$1,080	$1,223	$1,244
Total number of mutual fund shares	26,967	36,179	123,958	493,008	366,277
Cost of mutual fund shares	$190	$306	$952	$1,029	$1,286

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Ivy VIP International Core Equity	Ivy VIP Mid Cap Growth	Ivy VIP Science and Technology	Ivy VIP Small Cap Core – Class II	Ivy VIP Small Cap Growth
Assets
Investments in mutual funds at fair value	$10	$501	$1,110	$212	$1,105
Total assets	10	501	1,110	212	1,105
Net assets	$10	$501	$1,110	$212	$1,105

Net assets
Accumulation units	10	501	1,110	212	1,105
Total net assets	$10	$501	$1,110	$212	$1,105
Total number of mutual fund shares	630	28,667	30,954	15,273	91,439
Cost of mutual fund shares	$10	$314	$771	$188	$849

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Janus Henderson Balanced Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares	Janus Henderson Flexible Bond Portfolio - Service Shares	ClearBridge Var Aggressive Growth Portfolio II	ClearBridge Variable Mid Cap Portfolio - Class II
Assets
Investments in mutual funds at fair value	$4,870	$2,011	$925	$105	$135
Total assets	4,870	2,011	925	105	135
Net assets	$4,870	$2,011	$925	$105	$135

Net assets
Accumulation units	4,870	2,011	925	105	135
Total net assets	$4,870	$2,011	$925	$105	$135
Total number of mutual fund shares	105,630	22,991	66,150	3,575	5,279
Cost of mutual fund shares	$3,966	$1,614	$845	$97	$105

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Western Asset Core Plus VIT Portfolio – Class I	MFS VIT II Income Portfolio – Service Class	MFS VIT Research Series Portfolio – Service Class	MFS VIT International Intrinsic Value Portfolio – Service Class	MFS VIT Value Series – Service Class
Assets
Investments in mutual funds at fair value	$18	$534	$381	$497	$700
Total assets	18	534	381	497	700
Net assets	$18	$534	$381	$497	$700

Net assets
Accumulation units	18	534	381	497	700
Total net assets	$18	$534	$381	$497	$700
Total number of mutual fund shares	2,861	51,160	11,787	14,414	35,064
Cost of mutual fund shares	$17	$514	$339	$388	$633

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	MFS VIT III Global Real Estate Portfolio - Service Class	Invesco Oppenheimer V.I. Main Street Fund - Series II	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II	Invesco Oppenheimer V.I. International Growth Fund - Series II
Assets
Investments in mutual funds at fair value	$623	$604	$1,520	$433	$1,231
Total assets	623	604	1,520	433	1,231
Net assets	$623	$604	$1,520	$433	$1,231

Net assets
Accumulation units	623	604	1,520	433	1,231
Total net assets	$623	$604	$1,520	$433	$1,231
Total number of mutual fund shares	35,271	20,489	56,468	4,416	405,014
Cost of mutual fund shares	$596	$609	$1,256	$325	$1,010

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Invesco Oppenheimer V.I. Total Return Bond Fund - Service Shares	PIMCO All Asset Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	PIMCO Short- Term Portfolio - Administrative Class
Assets
Investments in mutual funds at fair value	$1,400	$70	$2,516	$3,871	$1,879
Total assets	1,400	70	2,516	3,871	1,879
Net assets	$1,400	$70	$2,516	$3,871	$1,879

Net assets
Accumulation units	1,400	70	2,516	3,871	1,879
Total net assets	$1,400	$70	$2,516	$3,871	$1,879
Total number of mutual fund shares	168,507	6,301	242,429	278,054	180,290
Cost of mutual fund shares	$1,378	$65	$2,474	$3,544	$1,866

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	PIMCO Total Return Portfolio - Administrative Class	ProFund VP Bull	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity	Putnam VT Income Fund - Class 1B
Assets
Investments in mutual funds at fair value	$5,804	$6,562	$1,405	$1,238	$1,130
Total assets	5,804	6,562	1,405	1,238	1,130
Net assets	$5,804	$6,562	$1,405	$1,238	$1,130

Net assets
Accumulation units	5,804	6,562	1,405	1,238	1,130
Total net assets	$5,804	$6,562	$1,405	$1,238	$1,130
Total number of mutual fund shares	500,806	110,516	67,659	44,560	98,608
Cost of mutual fund shares	$5,509	$3,976	$1,439	$2,034	$1,090

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Putnam VT International Equity Fund - Class 1B	Putnam VT International Value Fund - Class 1B	Putnam VT Mortgage Securities Fund - Class 1B	Putnam VT Multi-Cap Core Fund - Class IB Shares	Putnam VT Small Cap Value Fund - Class 1B
Assets
Investments in mutual funds at fair value	$19	$10	$961	$216	$310
Total assets	19	10	961	216	310
Net assets	$19	$10	$961	$216	$310

Net assets
Accumulation units	19	10	961	216	310
Total net assets	$19	$10	$961	$216	$310
Total number of mutual fund shares	1,147	995	106,399	10,008	30,963
Cost of mutual fund shares	$16	$10	$1,011	$181	$320
The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II	MFS VIT Utilities Series Portfolio - Service Class	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class A
Assets
Investments in mutual funds at fair value	$6,399	$6,207	$1,461	$2,628	$4,069
Total assets	6,399	6,207	1,461	2,628	4,069
Net assets	$6,399	$6,207	$1,461	$2,628	$4,069

Net assets
Accumulation units	6,399	6,207	1,461	2,628	4,069
Total net assets	$6,399	$6,207	$1,461	$2,628	$4,069
Total number of mutual fund shares	131,995	107,085	42,124	160,849	308,465
Cost of mutual fund shares	$4,391	$4,775	$1,320	$2,318	$3,988

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class S	Voya Balanced Income Portfolio - Adviser Class	Voya Balanced Income Portfolio - Service Class	Voya Balanced Income Portfolio - Service 2 Class	Voya Global Perspectives® Portfolio - Class A
Assets
Investments in mutual funds at fair value	$2,025,972	$1,650	$251,340	$5,188	$96,451
Total assets	2,025,972	1,650	251,340	5,188	96,451
Net assets	$2,025,972	$1,650	$251,340	$5,188	$96,451

Net assets
Accumulation units	2,025,972	1,650	251,340	5,188	96,451
Total net assets	$2,025,972	$1,650	$251,340	$5,188	$96,451
Total number of mutual fund shares	153,019,055	168,867	24,521,007	507,645	7,951,409
Cost of mutual fund shares	$1,952,363	$1,789	$265,835	$5,472	$84,792

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Government Liquid Assets Portfolio - Service Class	Voya Government Liquid Assets Portfolio - Service 2 Class	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$336,356	$9,269	$646	$219,808	$1,609,128
Total assets	336,356	9,269	646	219,808	1,609,128
Net assets	$336,356	$9,269	$646	$219,808	$1,609,128

Net assets
Accumulation units	336,356	9,269	646	219,808	1,609,128
Total net assets	$336,356	$9,269	$646	$219,808	$1,609,128
Total number of mutual fund shares	336,355,730	9,269,278	64,816	22,069,044	78,685,967
Cost of mutual fund shares	$336,356	$9,269	$618	$217,125	$1,359,730

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Growth Portfolio - Service 2 Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$74	$1,321,854	$14,306	$363	$581,135
Total assets	74	1,321,854	14,306	363	581,135
Net assets	$74	$1,321,854	$14,306	$363	$581,135

Net assets
Accumulation units	74	1,321,854	14,306	363	581,135
Total net assets	$74	$1,321,854	$14,306	$363	$581,135
Total number of mutual fund shares	3,229	59,812,412	654,130	32,515	51,656,487
Cost of mutual fund shares	$60	$1,088,217	$11,808	$374	$589,911

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$16,680	$332,789	$2,386,823	$1,607,353	$866,539
Total assets	16,680	332,789	2,386,823	1,607,353	866,539
Net assets	$16,680	$332,789	$2,386,823	$1,607,353	$866,539

Net assets
Accumulation units	16,680	332,789	2,386,823	1,607,353	866,539
Total net assets	$16,680	$332,789	$2,386,823	$1,607,353	$866,539
Total number of mutual fund shares	1,617,820	33,819,975	172,958,219	125,672,626	70,795,654
Cost of mutual fund shares	$16,483	$306,160	$1,991,306	$1,455,909	$792,274

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$223,170	$1,645	$151,903	$191	$49,104
Total assets	223,170	1,645	151,903	191	49,104
Net assets	$223,170	$1,645	$151,903	$191	$49,104

Net assets
Accumulation units	223,170	1,645	151,903	191	49,104
Total net assets	$223,170	$1,645	$151,903	$191	$49,104
Total number of mutual fund shares	11,908,771	159,972	14,330,496	18,572	4,676,578
Cost of mutual fund shares	$198,291	$1,540	$137,485	$205	$49,382

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Service 2 Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$663	$576	$93,697	$8,420	$783
Total assets	663	576	93,697	8,420	783
Net assets	$663	$576	$93,697	$8,420	$783

Net assets
Accumulation units	663	576	93,697	8,420	783
Total net assets	$663	$576	$93,697	$8,420	$783
Total number of mutual fund shares	62,507	19,788	3,035,222	274,802	37,962
Cost of mutual fund shares	$636	$652	$85,086	$7,905	$737

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
Assets
Investments in mutual funds at fair value	$235,456	$22,758	$1,558	$322,905	$11,304
Total assets	235,456	22,758	1,558	322,905	11,304
Net assets	$235,456	$22,758	$1,558	$322,905	$11,304

Net assets
Accumulation units	235,456	22,758	1,558	322,905	11,304
Total net assets	$235,456	$22,758	$1,558	$322,905	$11,304
Total number of mutual fund shares	11,148,505	1,089,941	60,049	11,802,097	418,683
Cost of mutual fund shares	$263,755	$25,560	$1,198	$211,968	$7,509

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$1,362	$2,260	$254,888	$37,478	$48,425
Total assets	1,362	2,260	254,888	37,478	48,425
Net assets	$1,362	$2,260	$254,888	$37,478	$48,425

Net assets
Accumulation units	1,362	2,260	254,888	37,478	48,425
Total net assets	$1,362	$2,260	$254,888	$37,478	$48,425
Total number of mutual fund shares	78,898	136,787	14,152,555	2,105,506	1,619,037
Cost of mutual fund shares	$1,318	$2,127	$231,233	$34,302	$42,262

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$2,449,652	$52,174	$1,286	$484	$130,851
Total assets	2,449,652	52,174	1,286	484	130,851
Net assets	$2,449,652	$52,174	$1,286	$484	$130,851

Net assets
Accumulation units	2,449,652	52,174	1,286	484	130,851
Total net assets	$2,449,652	$52,174	$1,286	$484	$130,851
Total number of mutual fund shares	77,422,620	1,663,172	135,939	27,323	7,376,036
Cost of mutual fund shares	$2,087,695	$44,552	$1,550	$412	$105,017

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Global Bond Portfolio - Advisor	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Adviser Class	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$497	$3,425	$785	$256,009	$718
Total assets	497	3,425	785	256,009	718
Net assets	$497	$3,425	$785	$256,009	$718

Net assets
Accumulation units	497	3,425	785	256,009	718
Total net assets	$497	$3,425	$785	$256,009	$718
Total number of mutual fund shares	44,093	298,616	83,207	27,033,661	59,226
Cost of mutual fund shares	$475	$3,239	$910	$292,409	$678

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$13,782	$112	$8,867	$88	$935
Total assets	13,782	112	8,867	88	935
Net assets	$13,782	$112	$8,867	$88	$935

Net assets
Accumulation units	13,782	112	8,867	88	935
Total net assets	$13,782	$112	$8,867	$88	$935
Total number of mutual fund shares	1,116,873	9,180	713,338	7,152	74,821
Cost of mutual fund shares	$12,715	$103	$8,208	$81	$872

The accompanying notes are an integral part of these financial statements.

Contents

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
 (Dollars in thousands)

	Voya Solution 2055 Portfolio - Adviser Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small- Mid Cap Value Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$8	$799	$12,750	$535,011	$1,234
Total assets	8	799	12,750	535,011	1,234
Net assets	$8	$799	$12,750	$535,011	$1,234
Net assets
Accumulation units	8	799	12,750	535,011	1,234
Total net assets	$8	$799	$12,750	$535,011	$1,234
Total number of mutual fund shares	516	62,353	978,529	40,778,274	109,485
Cost of mutual fund shares	$7	$708	$11,142	$482,471	$1,208

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
 (Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Columbia Contrarian Core Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$2,155	$1,582	$1,203	$527	$64,815
Total assets	2,155	1,582	1,203	527	64,815
Net assets	$2,155	$1,582	$1,203	$527	$64,815
Net assets
Accumulation units	2,155	1,582	1,203	527	64,815
Total net assets	$2,155	$1,582	$1,203	$527	$64,815
Total number of mutual fund shares	180,364	60,877	62,566	33,675	4,000,939
Cost of mutual fund shares	$2,092	$1,413	$1,129	$570	$52,375

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
 (Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® Invesco Oppenheimer Global Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$1,329	$766	$379,822	$302,757	$936
Total assets	1,329	766	379,822	302,757	936
Net assets	$1,329	$766	$379,822	$302,757	$936
Net assets
Accumulation units	1,329	766	379,822	302,757	936
Total net assets	$1,329	$766	$379,822	$302,757	$936
Total number of mutual fund shares	29,696	16,809	8,395,713	6,800,469	41,844
Cost of mutual fund shares	$1,318	$735	$374,026	$296,127	$802

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
 (Dollars in thousands)

	VY® Invesco Oppenheimer Global Portfolio - Initial Class	VY® Invesco Oppenheimer Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$3,245	$136,896	$1,693	$82,572	$1,245
Total assets	3,245	136,896	1,693	82,572	1,245
Net assets	$3,245	$136,896	$1,693	$82,572	$1,245
Net assets
Accumulation units	3,245	136,896	1,693	82,572	1,245
Total net assets	$3,245	$136,896	$1,693	$82,572	$1,245
Total number of mutual fund shares	136,858	6,068,087	109,127	5,203,040	94,570
Cost of mutual fund shares	$2,362	$110,684	$1,922	$95,057	$975

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
 (Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Growth Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S
Assets
Investments in mutual funds at fair value	$9,094	$4,399	$2,424	$470	$869
Total assets	9,094	4,399	2,424	470	869
Net assets	$9,094	$4,399	$2,424	$470	$869
Net assets
Accumulation units	9,094	4,399	2,424	470	869
Total net assets	$9,094	$4,399	$2,424	$470	$869
Total number of mutual fund shares	631,551	46,915	182,141	30,036	57,453
Cost of mutual fund shares	$6,779	$3,738	$2,262	$417	$775

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
 (Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global High Dividend Low Volatility Portfolio - Class A	Voya Global High Dividend Low Volatility Portfolio - Class S
Assets
Investments in mutual funds at fair value	$817,138	$682	$445,454	$20	$428,150
Total assets	817,138	682	445,454	20	428,150
Net assets	$817,138	$682	$445,454	$20	$428,150
Net assets
Accumulation units	817,138	682	445,454	20	428,150
Total net assets	$817,138	$682	$445,454	$20	$428,150
Total number of mutual fund shares	27,898,176	22,799	15,192,823	1,911	40,815,093
Cost of mutual fund shares	$783,182	$649	$428,760	$19	$393,829

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
 (Dollars in thousands)

	Voya Index Plus LargeCap Portfolio – Class S	Voya Index Plus MidCap Portfolio – Class S	Voya Index Plus SmallCap Portfolio – Class S	Voya International Index Portfolio – Class A	Voya International Index Portfolio - Class S
Assets
Investments in mutual funds at fair value	$117,869	$60,410	$45,273	$478,243	$17,978
Total assets	117,869	60,410	45,273	478,243	17,978
Net assets	$117,869	$60,410	$45,273	$478,243	$17,978
Net assets
Accumulation units	117,869	60,410	45,273	478,243	17,978
Total net assets	$117,869	$60,410	$45,273	$478,243	$17,978
Total number of mutual fund shares	4,046,315	2,964,157	2,144,608	44,037,103	1,632,836
Cost of mutual fund shares	$100,890	$59,111	$39,576	$417,161	$15,574

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
 (Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class A	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Assets
Investments in mutual funds at fair value	$654,409	$3,084	$443,697	$6	$680,566
Total assets	654,409	3,084	443,697	6	680,566
Net assets	$654,409	$3,084	$443,697	$6	$680,566
Net assets
Accumulation units	654,409	3,084	443,697	6	680,566
Total net assets	$654,409	$3,084	$443,697	$6	$680,566
Total number of mutual fund shares	11,725,654	110,483	15,639,643	241	29,233,944
Cost of mutual fund shares	$453,956	$2,425	$277,115	$5	$678,706

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
 (Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class A	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class A	Voya Russell™ Small Cap Index Portfolio - Class S
Assets
Investments in mutual funds at fair value	$588,673	$3,604	$169,982	$2,767	$375,290
Total assets	588,673	3,604	169,982	2,767	375,290
Net assets	$588,673	$3,604	$169,982	$2,767	$375,290
Net assets
Accumulation units	588,673	3,604	169,982	2,767	375,290
Total net assets	$588,673	$3,604	$169,982	$2,767	$375,290
Total number of mutual fund shares	13,151,759	286,233	13,055,440	185,238	24,385,320
Cost of mutual fund shares	$444,963	$3,674	$167,067	$2,503	$329,495

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
 (Dollars in thousands)

	Voya Small Company Portfolio – Class A	Voya Small Company Portfolio – Class S	Voya U.S. Bond Index Portfolio – Class S	Voya MidCap Opportunities Portfolio – Class A	Voya MidCap Opportunities Portfolio – Class S
Assets
Investments in mutual funds at fair value	$473	$63,710	$195,730	$1,696	$854,273
Total assets	473	63,710	195,730	1,696	854,273
Net assets	$473	$63,710	$195,730	$1,696	$854,273
Net assets
Accumulation units	473	63,710	195,730	1,696	854,273
Total net assets	$473	$63,710	$195,730	$1,696	$854,273
Total number of mutual fund shares	27,258	3,541,430	17,336,544	103,219	49,928,282
Cost of mutual fund shares	$498	$65,631	$187,094	$1,289	$628,892

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2020
 (Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class A	Voya SmallCap Opportunities Portfolio - Class S	Wells Fargo VT Omega Growth Fund - Class 2	Wells Fargo VT Index Asset Allocation Fund - Class 2	Wells Fargo VT Small Cap Growth Fund Class 2-
Assets
Investments in mutual funds at fair value	$1,528	$29,257	$710	$700	$385
Total assets	1,528	29,257	710	700	385
Net assets	$1,528	$29,257	$710	$700	$385
Net assets
Accumulation units	1,528	29,257	710	700	385
Total net assets	$1,528	$29,257	$710	$700	$385
Total number of mutual fund shares	62,450	1,128,738	17,551	32,009	26,148
Cost of mutual fund shares	$1,405	$25,616	$446	$509	$232

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Invesco V.I. Balanced- Risk Allocation Fund - Series II Shares	American Funds Insurance Series Blue Chip Income & Growth Fund - Class 4	American Funds Insurance Series Bond Fund - Class 4	American Funds Insurance Series Capital Income Builder Fund - Class 4	American Funds Insurance Series Global Growth Fund - Class 4
Net investment income (loss)
Investment Income:
Dividends	$9	$69	$56	$51	$3
Expenses:
Mortality and expense risk charges	1	44	20	18	17
Total expenses	1	44	20	18	17
Net investment income (loss)	8	25	36	33	(14)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(4)	(104)	32	7	50
Capital gains distributions	6	53	20	—	57
Total realized gain (loss) on investments and capital gains distributions	2	(51)	52	7	107
Net unrealized appreciation (depreciation) of investments	1	350	72	(11)	440
Net realized and unrealized gain (loss) on investments	3	299	124	(4)	547
Net increase (decrease) in net assets resulting from operations	$11	$324	$160	$29	$533

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	American Funds Insurance Series Growth Fund - Class 4	American Funds Insurance Series International Fund - Class 4	American Funds Insurance Series New World Fund - Class 4	BlackRock Equity Dividend V.I. Fund - Class III	BlackRock Global Allocation V.I. Fund –Class III
Net investment income (loss)
Investment Income:
Dividends	$19	$7	$0	$77	$6,581
Expenses:
Mortality and expense risk charges	80	12	10	33	9,117
Total expenses	80	12	10	33	9,117
Net investment income (loss)	(61)	(5)	(10)	44	(2,536)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	820	18	32	(92)	5,640
Capital gains distributions	216	—	13	140	32,330
Total realized gain (loss) on investments and capital gains distributions	1,036	18	45	48	37,970
Net unrealized appreciation (depreciation) of investments	2,970	198	222	(62)	55,831
Net realized and unrealized gain (loss) on investments	4,006	216	267	(14)	93,801
Net increase (decrease) in net assets resulting from operations	$3,945	$211	$257	$30	$91,265

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	BlackRock High Yield V.I. Fund – Class III	BlackRock 60/40 Target Allocation ETF V.I. Fund – Class III	Columbia VP Seligman Global Technology Fund – Class 2	Columbia Asset Allocation Fund, Variable Series - Class 1	Columbia Small Cap Value Fund, Variable Series - Class 2
Net investment income (loss)
Investment Income:
Dividends	$126	$3	$—	$1	$160
Expenses:
Mortality and expense risk charges	22	2	24	—	875
Total expenses	22	2	24	—	875
Net investment income (loss)	104	1	(24)	1	(715)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(36)	—	(12)	(12)	(3,740)
Capital gains distributions	—	—	204	12	2,053
Total realized gain (loss) on investments and capital gains distributions	(36)	—	192	—	(1,687)
Net unrealized appreciation (depreciation) of investments	46	19	830	(3)	4,939
Net realized and unrealized gain (loss) on investments	10	19	1,022	(3)	3,252
Net increase (decrease) in net assets resulting from operations	$114	$20	$998	$(2)	$2,537

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Columbia Small Company Growth Fund, Variable Series – Class 1	Columbia VP Large Cap Growth Fund – Class 1	DWS Core Equity VIP – Class B	DWS Alternative Asset Allocation VIP - Class B	DWS High Income VIP – Class B
Net investment income (loss)
Investment Income:
Dividends	$—	$—	$12	$17	$7
Expenses:
Mortality and expense risk charges	1	2	13	8	1
Total expenses	1	2	13	8	1
Net investment income (loss)	(1)	(2)	(1)	9	6
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1	26	(50)	(3)	(2)
Capital gains distributions	1	—	53	—	—
Total realized gain (loss) on investments and capital gains distributions	2	26	3	(3)	(2)
Net unrealized appreciation (depreciation) of investments	34	13	155	23	1
Net realized and unrealized gain (loss) on investments	36	39	158	20	(1)
Net increase (decrease) in net assets resulting from operations	$35	$37	$157	$29	$5

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Eaton Vance VT Floating- Rate Income Fund - Initial Class	Federated Hermes High Income Bond Fund II – Service Shares	Federated Hermes Kaufmann Fund II – Service Shares	Fidelity® VIP Strategic Income Portfolio – Service Class 2	Fidelity® VIP Disciplined Small Cap Portfolio – Service Class 2
Net investment income (loss)
Investment Income:
Dividends	$125	$17	$—	$105	$1
Expenses:
Mortality and expense risk charges	33	3	3	28	2
Total expenses	33	3	3	28	2
Net investment income (loss)	92	14	(3)	77	(1)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(98)	(12)	(19)	(43)	(33)
Capital gains distributions	—	—	23	33	—
Total realized gain (loss) on investments and capital gains distributions	(98)	(12)	4	(10)	(33)
Net unrealized appreciation (depreciation) of investments	(13)	14	60	136	53
Net realized and unrealized gain (loss) on investments	(111)	2	64	126	20
Net increase (decrease) in net assets resulting from operations	$(19)	$16	$61	$203	$19

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Fidelity® VIP FundsManager 20% Portfolio – Service Class 2	Fidelity® VIP FundsManager 60% Portfolio – Service Class 2	Fidelity® VIP FundsManager 85% Portfolio – Service Class 2	Franklin Small Cap Value VIP Fund - Class 2	Franklin Strategic Income VIP Fund - Class 2
Net investment income (loss)
Investment Income:
Dividends	$8	$9	$—	$98	$41
Expenses:
Mortality and expense risk charges	9	9	1	72	5
Total expenses	9	9	1	72	5
Net investment income (loss)	(1)	—	(1)	26	36
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1	(13)	—	(659)	(9)
Capital gains distributions	5	24	2	418	—
Total realized gain (loss) on investments and capital gains distributions	6	11	2	(241)	(9)
Net unrealized appreciation (depreciation) of investments	53	124	9	422	(10)
Net realized and unrealized gain (loss) on investments	59	135	11	181	(19)
Net increase (decrease) in net assets resulting from operations	$58	$135	$10	$207	$17

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Templeton Global Bond VIP Fund – Class 2	Ivy VIP Securian Real Estate Securities – Class II	Ivy VIP Asset Strategy	Ivy VIP Balanced	Ivy VIP Energy
Net investment income (loss)
Investment Income:
Dividends	$301	$4	$7	$13	$20
Expenses:
Mortality and expense risk charges	29	2	2	10	10
Total expenses	29	2	2	10	10
Net investment income (loss)	272	2	5	3	10
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(72)	(48)	14	(1)	(199)
Capital gains distributions	—	16	6	51	—
Total realized gain (loss) on investments and capital gains distributions	(72)	(32)	20	50	(199)
Net unrealized appreciation (depreciation) of investments	(435)	(26)	18	65	327
Net realized and unrealized gain (loss) on investments	(507)	(58)	38	115	128
Net increase (decrease) in net assets resulting from operations	$(235)	$(56)	$43	$118	$138

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Ivy VIP High Income	Ivy VIP International Core Equity	Ivy VIP Mid Cap Growth	Ivy VIP Science and Technology	Ivy VIP Small Cap Core – Class II
Net investment income (loss)
Investment Income:
Dividends	$79	$—	$—	$—	$—
Expenses:
Mortality and expense risk charges	8	—	3	7	2
Total expenses	8	—	3	7	2
Net investment income (loss)	71	—	(3)	(7)	(2)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(13)	—	33	55	(72)
Capital gains distributions	—	—	27	119	10
Total realized gain (loss) on investments and capital gains distributions	(13)	—	60	174	(62)
Net unrealized appreciation (depreciation) of investments	(7)	1	99	125	64
Net realized and unrealized gain (loss) on investments	(20)	1	159	299	2
Net increase (decrease) in net assets resulting from operations	$51	$1	$156	$292	$0

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Ivy VIP Small Cap Growth	Janus Henderson Balanced Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares	Janus Henderson Flexible Bond Portfolio - Service Shares	ClearBridge Var Aggressive Growth Portfolio II
Net investment income (loss)
Investment Income:
Dividends	$—	$92	$1	$23	$1
Expenses:
Mortality and expense risk charges	7	39	19	7	1
Total expenses	7	39	19	7	1
Net investment income (loss)	(7)	53	(18)	16	—
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(29)	146	89	10	—
Capital gains distributions	—	41	167	—	9
Total realized gain (loss) on investments and capital gains distributions	(29)	187	256	10	9
Net unrealized appreciation (depreciation) of investments	346	294	31	63	7
Net realized and unrealized gain (loss) on investments	317	481	287	73	16
Net increase (decrease) in net assets resulting from operations	$310	$534	$269	$89	$16

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	ClearBridge Variable Mid Cap Portfolio - Class II	Western Asset Core Plus VIT Portfolio – Class I	MFS VIT II Income Portfolio – Service Class	MFS VIT Research Series Portfolio – Service Class	MFS VIT International Intrinsic Value Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$—	$—	$15	$2	$4
Expenses:
Mortality and expense risk charges	1	—	4	3	5
Total expenses	1	—	4	3	5
Net investment income (loss)	(1)	—	11	(1)	(1)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1	—	8	2	13
Capital gains distributions	2	—	—	16	11
Total realized gain (loss) on investments and capital gains distributions	3	—	8	18	24
Net unrealized appreciation (depreciation) of investments	16	—	14	38	75
Net realized and unrealized gain (loss) on investments	19	—	22	56	99
Net increase (decrease) in net assets resulting from operations	$18	$—	$33	$55	$98

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	MFS VIT Value Series – Service Class	MFS VIT III Global Real Estate Portfolio – Service Class	Invesco Oppenheimer V.I. Main Street Fund - Series II	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series II
Net investment income (loss)
Investment Income:
Dividends	$8	$25	$6	$5	$—
Expenses:
Mortality and expense risk charges	5	7	6	14	3
Total expenses	5	7	6	14	3
Net investment income (loss)	3	18	—	(9)	(3)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(55)	(14)	(4)	13	7
Capital gains distributions	28	14	54	20	34
Total realized gain (loss) on investments and capital gains distributions	(27)	—	50	33	41
Net unrealized appreciation (depreciation) of investments	32	(79)	14	238	99
Net realized and unrealized gain (loss) on investments	5	(79)	64	271	140
Net increase (decrease) in net assets resulting from operations	$8	$(61)	$64	$262	$137

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Invesco Oppenheimer V.I. International Growth Fund – Series II	Invesco Oppenheimer V.I. Total Return Bond Fund - Service Shares	PIMCO All Asset Portfolio – Administrative Class	PIMCO Low Duration Portfolio – Administrative Class	PIMCO Real Return Portfolio – Administrative Class
Net investment income (loss)
Investment Income:
Dividends	$7	27	$6	$30	$54
Expenses:
Mortality and expense risk charges	7	7	1	20	39
Total expenses	7	7	1	20	39
Net investment income (loss)	—	20	5	10	15
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(4)	2	(16)	(1)	(50)
Capital gains distributions	14	—	—	—	—
Total realized gain (loss) on investments and capital gains distributions	10	2	(16)	(1)	(50)
Net unrealized appreciation (depreciation) of investments	206	19	2	44	416
Net realized and unrealized gain (loss) on investments	216	21	(14)	43	366
Net increase (decrease) in net assets resulting from operations	$216	$41	$(9)	$53	$381
The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	PIMCO Short- Term Portfolio – Administrative Class	PIMCO Total Return Portfolio – Administrative Class	ProFund VP Bull	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity
Net investment income (loss)
Investment Income:
Dividends	$24	$113	$5	$36	$9
Expenses:
Mortality and expense risk charges	15	47	112	26	21
Total expenses	15	47	112	26	21
Net investment income (loss)	9	66	(107)	10	(12)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(3)	30	440	(8)	(294)
Capital gains distributions	—	59	299	—	—
Total realized gain (loss) on investments and capital gains distributions	(3)	89	739	(8)	(294)
Net unrealized appreciation (depreciation) of investments	19	233	150	(218)	(109)
Net realized and unrealized gain (loss) on investments	16	322	889	(226)	(403)
Net increase (decrease) in net assets resulting from operations	$25	$388	$782	$(216)	$(415)

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Putnam VT Income Fund – Class 1B	Putnam VT International Equity Fund – Class 1B	Putnam VT International Value Fund – Class 1B	Putnam VT Mortgage Securities Fund - Class 1B	Putnam VT Multi-Cap Core Fund – Class IB Shares
Net investment income (loss)
Investment Income:
Dividends	$52	$—	$—	$95	$2
Expenses:
Mortality and expense risk charges	10	—	—	7	1
Total expenses	10	—	—	7	1
Net investment income (loss)	42	—	—	88	1
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	12	—	—	(13)	1
Capital gains distributions	10	—	—	—	7
Total realized gain (loss) on investments and capital gains distributions	22	—	—	(13)	8
Net unrealized appreciation (depreciation) of investments	(8)	2	—	(111)	23
Net realized and unrealized gain (loss) on investments	14	2	—	(124)	31
Net increase (decrease) in net assets resulting from operations	$56	$2	$—	$(36)	$32

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Putnam VT Small Cap Value Fund - Class 1B	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II	MFS VIT Utilities Series Portfolio - Service Class	Voya Balanced Portfolio - Class S
Net investment income (loss)
Investment Income:
Dividends	$3	$0	$—	$27	$51
Expenses:
Mortality and expense risk charges	2	45	46	13	26
Total expenses	2	45	46	13	26
Net investment income (loss)	1	(45)	(46)	14	25
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(23)	498	406	28	64
Capital gains distributions	—	212	352	32	68
Total realized gain (loss) on investments and capital gains distributions	(23)	710	758	60	132
Net unrealized appreciation (depreciation) of investments	35	880	730	(53)	107
Net realized and unrealized gain (loss) on investments	12	1,590	1,488	7	239
Net increase (decrease) in net assets resulting from operations	$13	$1,545	$1,442	$21	$264

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Intermediate Bond Portfolio – Class A	Voya Intermediate Bond Portfolio – Class S	Voya Balanced Income Portfolio – Adviser Class	Voya Balanced Income Portfolio – Service Class	Voya Balanced Income Portfolio - Service 2 Class
Net investment income (loss)
Investment Income:
Dividends	$111	$65,179	$61	$9,137	$186
Expenses:
Mortality and expense risk charges	28	34,375	16	4,434	93
Total expenses	28	34,375	16	4,434	93
Net investment income (loss)	83	30,804	45	4,703	93
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(25)	10,234	(124)	(1,786)	(102)
Capital gains distributions	87	42,898	122	16,776	344
Total realized gain (loss) on investments and capital gains distributions	62	53,132	(2)	14,990	242
Net unrealized appreciation (depreciation) of investments	33	27,576	(81)	(18,963)	(288)
Net realized and unrealized gain (loss) on investments	95	80,708	(83)	(3,973)	(46)
Net increase (decrease) in net assets resulting from operations	$178	$111,512	$(38)	$730	$47

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Global Perspectives® Portfolio – Class A	Voya Government Liquid Assets Portfolio – Service Class	Voya Government Liquid Assets Portfolio – Service 2 Class	Voya High Yield Portfolio – Adviser Class	Voya High Yield Portfolio – Service Class
Net investment income (loss)
Investment Income:
Dividends	$2,787	$570	$13	$29	$11,648
Expenses:
Mortality and expense risk charges	1,553	5,607	132	5	3,930
Total expenses	1,553	5,607	132	5	3,930
Net investment income (loss)	1,234	(5,037)	(119)	24	7,718
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	767	—	—	(22)	(6,268)
Capital gains distributions	2,938	121	4	—	—
Total realized gain (loss) on investments and capital gains distributions	3,705	121	4	(22)	(6,268)
Net unrealized appreciation (depreciation) of investments	6,937	—	—	25	4,991
Net realized and unrealized gain (loss) on investments	10,642	121	4	3	(1,277)
Net increase (decrease) in net assets resulting from operations	$11,876	$(4,916)	$(115)	$27	$6,441

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Large Cap Growth Portfolio – Adviser Class	Voya Large Cap Growth Portfolio – Institutional Class	Voya Large Cap Growth Portfolio – Service Class	Voya Large Cap Growth Portfolio – Service 2 Class	Voya Large Cap Value Portfolio – Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$—	$—	$3,002	$15	$6
Expenses:
Mortality and expense risk charges	25,524	—	20,837	246	2
Total expenses	25,524	—	20,837	246	2
Net investment income (loss)	(25,524)	—	(17,835)	(231)	4
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	48,904	—	13,689	124	(8)
Capital gains distributions	182,096	7	140,436	1,562	30
Total realized gain (loss) on investments and capital gains distributions	231,000	7	154,125	1,686	22
Net unrealized appreciation (depreciation) of investments	162,120	10	170,788	1,841	(23)
Net realized and unrealized gain (loss) on investments	393,120	17	324,913	3,527	(1)
Net increase (decrease) in net assets resulting from operations	$367,596	$17	$307,078	$3,296	$3

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Large Cap Value Portfolio – Service Class	Voya Limited Maturity Bond Portfolio – Service Class	Voya Retirement Conservative Portfolio – Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio – Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$10,903	$345	$5,801	$52,362	$33,851
Expenses:
Mortality and expense risk charges	9,338	285	5,642	39,441	26,757
Total expenses	9,338	285	5,642	39,441	26,757
Net investment income (loss)	1,565	60	159	12,921	7,094
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(15,809)	17	485	87,194	42,832
Capital gains distributions	50,362	—	7,777	93,835	66,455
Total realized gain (loss) on investments and capital gains distributions	34,553	17	8,262	181,029	109,287
Net unrealized appreciation (depreciation) of investments	(20,150)	184	18,021	50,575	44,186
Net realized and unrealized gain (loss) on investments	14,403	201	26,283	231,604	153,473
Net increase (decrease) in net assets resulting from operations	$15,968	$261	$26,442	$244,525	$160,567

The accompanying notes are an integral part of these financial statements.

Contents

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$17,716	$3,438	$14	$2,199	$10
Expenses:
Mortality and expense risk charges	14,502	3,655	8	2,531	1
Total expenses	14,502	3,655	8	2,531	1
Net investment income (loss)	3,214	(217)	6	(332)	9
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17,399	(57)	2	925	(10)
Capital gains distributions	28,372	8,054	—	—	15
Total realized gain (loss) on investments and capital gains distributions	45,771	7,997	2	925	5
Net unrealized appreciation (depreciation) of investments	31,657	23,241	89	11,838	(33)
Net realized and unrealized gain (loss) on investments	77,428	31,238	91	12,763	(28)
Net increase (decrease) in net assets resulting from operations	$80,642	$31,021	$97	$12,431	$(19)

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service 2 Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service 2 Class
Net investment income (loss)
Investment Income:
Dividends	$2,714	$34	$12	$2,219	$191
Expenses:
Mortality and expense risk charges	795	12	3	1,650	157
Total expenses	795	12	3	1,650	157
Net investment income (loss)	1,919	22	9	569	34
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,816	14	(18)	10,927	893
Capital gains distributions	3,989	52	62	9,863	907
Total realized gain (loss) on investments and capital gains distributions	5,805	66	44	20,790	1,800
Net unrealized appreciation (depreciation) of investments	(12,088)	(148)	(108)	(31,688)	(2,789)
Net realized and unrealized gain (loss) on investments	(6,283)	(82)	(64)	(10,898)	(989)
Net increase (decrease) in net assets resulting from operations	$(4,364)	$(60)	$(55)	$(10,329)	$(955)

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Adviser Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$13	$4,602	$419	$1	$938
Expenses:
Mortality and expense risk charges	5	3,741	388	13	4,780
Total expenses	5	3,741	388	13	4,780
Net investment income (loss)	8	861	31	(12)	(3,842)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(169)	(22,414)	(2,106)	(1)	5,893
Capital gains distributions	65	18,814	1,862	93	17,854
Total realized gain (loss) on investments and capital gains distributions	(104)	(3,600)	(244)	92	23,747
Net unrealized appreciation (depreciation) of investments	118	182	96	260	56,579
Net realized and unrealized gain (loss) on investments	14	(3,418)	(148)	352	80,326
Net increase (decrease) in net assets resulting from operations	$22	$(2,557)	$(117)	$340	$76,484

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class
Net investment income (loss)
Investment Income:
Dividends	$19	$—	$11	$1,741	$208
Expenses:
Mortality and expense risk charges	175	9	17	4,423	681
Total expenses	175	9	17	4,423	681
Net investment income (loss)	(156)	(9)	(6)	(2,682)	(473)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	253	(176)	13	(1,434)	(134)
Capital gains distributions	638	—	175	18,918	2,848
Total realized gain (loss) on investments and capital gains distributions	891	(176)	188	17,484	2,714
Net unrealized appreciation (depreciation) of investments	1,986	331	55	10,762	1,534
Net realized and unrealized gain (loss) on investments	2,877	155	243	28,246	4,248
Net increase (decrease) in net assets resulting from operations	$2,721	$146	$237	$25,564	$3,775

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$465	$29,038	$550	$46	$9
Expenses:
Mortality and expense risk charges	340	39,644	909	10	5
Total expenses	340	39,644	909	10	5
Net investment income (loss)	125	(10,606)	(359)	36	4
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	42	50,652	668	(159)	(53)
Capital gains distributions	3,459	172,804	3,803	14	10
Total realized gain (loss) on investments and capital gains distributions	3,501	223,456	4,471	(145)	(43)
Net unrealized appreciation (depreciation) of investments	2,913	126,089	3,109	79	38
Net realized and unrealized gain (loss) on investments	6,414	349,545	7,580	(66)	(5)
Net increase (decrease) in net assets resulting from operations	$6,539	$338,939	$7,221	$(30)	$(1)

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Service Class	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Adviser Class	Voya International High Dividend Low Volatility Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$2,860	$11	$88	$22	$8,366
Expenses:
Mortality and expense risk charges	2,044	4	34	7	4,360
Total expenses	2,044	4	34	7	4,360
Net investment income (loss)	816	7	54	15	4,006

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,907	(11)	(19)	(34)	234
Capital gains distributions	2,704	—	—	89	30,917
Total realized gain (loss) on investments and capital gains distributions	4,611	(11)	(19)	55	31,151
Net unrealized appreciation (depreciation) of investments	8,217	29	209	(67)	(45,763)
Net realized and unrealized gain (loss) on investments	12,828	18	190	(12)	(14,612)
Net increase (decrease) in net assets resulting from operations	$13,644	$25	$244	$3	$(10,606)

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$12	$255	$2	$148	$1
Expenses:
Mortality and expense risk charges	5	131	1	86	1
Total expenses	5	131	1	86	1
Net investment income (loss)	7	124	1	62	—
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(2)	123	(11)	107	(2)
Capital gains distributions	27	513	6	520	6
Total realized gain (loss) on investments and capital gains distributions	25	636	(5)	627	4
Net unrealized appreciation (depreciation) of investments	47	675	9	355	7
Net realized and unrealized gain (loss) on investments	72	1,311	4	982	11
Net increase (decrease) in net assets resulting from operations	$79	$1,435	$5	$1,044	$11

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Adviser Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$14	$—	$16	$296	$9,461
Expenses:
Mortality and expense risk charges	10	—	5	130	8,309
Total expenses	10	—	5	130	8,309
Net investment income (loss)	4	—	11	166	1,152
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	8	—	10	169	470
Capital gains distributions	52	—	2	34	35,012
Total realized gain (loss) on investments and capital gains distributions	60	—	12	203	35,482
Net unrealized appreciation (depreciation) of investments	64	1	60	914	18,845
Net realized and unrealized gain (loss) on investments	124	1	72	1,117	54,327
Net increase (decrease) in net assets resulting from operations	$128	$1	$83	$1,283	$55,479

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Columbia Contrarian Core Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$12	$27	$—	$—	$2
Expenses:
Mortality and expense risk charges	8	20	11	8	5
Total expenses	8	20	11	8	5
Net investment income (loss)	4	7	(11)	(8)	(3)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(90)	(58)	(101)	(101)	(55)
Capital gains distributions	7	12	—	33	20
Total realized gain (loss) on investments and capital gains distributions	(83)	(46)	(101)	(68)	(35)
Net unrealized appreciation (depreciation) of investments	101	56	551	283	63
Net realized and unrealized gain (loss) on investments	18	10	450	215	28
Net increase (decrease) in net assets resulting from operations	$22	$17	$439	$207	$25

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service 2 Class
Net investment income (loss)
Investment Income:
Dividends	$388	$17	$13	$5,773	$4,272
Expenses:
Mortality and expense risk charges	973	9	5	6,120	4,826
Total expenses	973	9	5	6,120	4,826
Net investment income (loss)	(585)	8	8	(347)	(554)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	5,733	(7)	67	(10,697)	(5,211)
Capital gains distributions	2,319	50	30	15,738	12,561
Total realized gain (loss) on investments and capital gains distributions	8,052	43	97	5,041	7,350
Net unrealized appreciation (depreciation) of investments	(3,418)	50	(45)	20,117	12,775
Net realized and unrealized gain (loss) on investments	4,634	93	52	25,158	20,125
Net increase (decrease) in net assets resulting from operations	$4,049	$101	$60	$24,811	$19,571

The accompanying notes are an integral part of these financial statements.

Contents

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Invesco Oppenheimer Global Portfolio – Adviser Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class	VY® Invesco Oppenheimer Global Portfolio – Service Class	VY® JPMorgan Mid Cap Value Portfolio – Adviser Class	VY® JPMorgan Mid Cap Value Portfolio – Service Class
Net investment income (loss)
Investment Income:
Dividends	$5	$32	$1,122	$14	$856
Expenses:
Mortality and expense risk charges	6	33	2,037	14	1,334
Total expenses	6	33	2,037	14	1,334
Net investment income (loss)	(1)	(1)	(915)	—	(478)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(62)	188	(1,564)	(108)	(5,802)
Capital gains distributions	28	99	4,488	134	6,356
Total realized gain (loss) on investments and capital gains distributions	(34)	287	2,924	26	554
Net unrealized appreciation (depreciation) of investments	211	392	25,922	(64)	(3,404)
Net realized and unrealized gain (loss) on investments	177	679	28,846	(38)	(2,850)
Net increase (decrease) in net assets resulting from operations	$176	$678	$27,931	$(38)	$(3,328)

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio – Service Class	VY® T. Rowe Price Growth Equity Portfolio – Adviser Class	Voya Strategic Allocation Conservative Portfolio – Class S	Voya Strategic Allocation Growth Portfolio – Class S
Net investment income (loss)
Investment Income:
Dividends	$1	$8	$—	$49	$7
Expenses:
Mortality and expense risk charges	10	82	28	22	4
Total expenses	10	82	28	22	4
Net investment income (loss)	(9)	(74)	(28)	27	3
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	3	93	12	1	—
Capital gains distributions	83	662	158	74	34
Total realized gain (loss) on investments and capital gains distributions	86	755	170	75	34
Net unrealized appreciation (depreciation) of investments	205	1,516	995	94	17
Net realized and unrealized gain (loss) on investments	291	2,271	1,165	169	51
Net increase (decrease) in net assets resulting from operations	$282	$2,197	$1,137	$196	$54

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Strategic Allocation Moderate Portfolio – Class S	Voya Growth and Income Portfolio – Class A	Voya Growth and Income Portfolio – Class I	Voya Growth and Income Portfolio – Class S	Voya Euro STOXX 50® Index Portfolio – Class A
Net investment income (loss)
Investment Income:
Dividends	$16	$7,113	$8	$4,660	$150
Expenses:
Mortality and expense risk charges	8	13,005	8	7,147	76
Total expenses	8	13,005	8	7,147	76
Net investment income (loss)	8	(5,892)	0	(2,487)	74
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	29	22,475	1	12,743	(11,145)
Capital gains distributions	38	74,035	60	40,239	6,376
Total realized gain (loss) on investments and capital gains distributions	67	96,510	61	52,982	(4,769)
Net unrealized appreciation (depreciation) of investments	13	12,162	29	6,174	366
Net realized and unrealized gain (loss) on investments	80	108,672	90	59,156	(4,403)
Net increase (decrease) in net assets resulting from operations	$88	$102,780	$90	$56,669	$(4,329)

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya FTSE 100® Index Portfolio – Class A	Voya Global High Dividend Low Volatility Portfolio – Class A	Voya Global High Dividend Low Volatility Portfolio – Class S	Voya Hang Seng Index Portfolio – Class S	Voya Index Plus LargeCap Portfolio – Class S
Net investment income (loss)
Investment Income:
Dividends	288	$—	$9,373	$52	$1,500
Expenses:
Mortality and expense risk charges	18	—	7,212	94	1,776
Total expenses	18	—	7,212	94	1,776
Net investment income (loss)	270	—	2,161	(42)	(276)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(2,043)	—	1,235	(15,005)	10,874
Capital gains distributions	—	—	—	7,045	10,171
Total realized gain (loss) on investments and capital gains distributions	(2,043)	—	1,235	(7,960)	21,045
Net unrealized appreciation (depreciation) of investments	574	(1)	(21,846)	5,154	(6,725)
Net realized and unrealized gain (loss) on investments	(1,469)	(1)	(20,611)	(2,806)	14,320
Net increase (decrease) in net assets resulting from operations	$(1,199)	$(1)	$(18,450)	$(2,848)	$14,044

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S	Voya Japan TOPIX® Index Portfolio - Class A
Net investment income (loss)
Investment income:
Dividends	$654	$353	$10,070	$431	$763
Expenses:
Mortality and expense risk charges	903	674	7,625	287	31
Total expenses	903	674	7,625	287	31
Net investment income (loss)	(249)	(321)	2,445	144	732
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2,570	1,539	(1,524)	19	(4,724)
Capital gains distributions	—	500	—	—	1,760
Total realized gain (loss) on investments and capital gains distributions	2,570	2,039	(1,524)	19	(2,964)
Net unrealized appreciation (depreciation) of investments	671	(861)	19,017	529	1,230
Net realized and unrealized gain (loss) on investments	3,241	1,178	17,493	548	(1,734)
Net increase (decrease) in net assets resulting from operations	$2,992	$857	$19,938	$692	$(1,002)

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class A	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Net investment income (loss)
Investment Income:	$2,629	$33	$5,103	$—	$6,714
Dividends
Expenses:
Mortality and expense risk charges	10,013	23	6,955	—	11,416
Total expenses	10,013	23	6,955	—	11,416
Net investment income (loss)	(7,384)	10	(1,852)	—	(4,702)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	47,836	85	30,854	1	11,037
Capital gains distributions	24,625	111	15,288	1	20,068
Total realized gain (loss) on investments and capital gains distributions	72,461	196	46,142	2	31,105
Net unrealized appreciation (depreciation) of investments	112,831	276	29,055	(7)	(42,785)
Net realized and unrealized gain (loss) on investments	185,292	472	75,197	(5)	(11,680)
Net increase (decrease) in net assets resulting from operations	$177,908	$482	$73,345	$(5)	$(16,382)

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class A	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class A	Voya Russell™ Small Cap Index Portfolio - Class S
Net investment income (loss)
Investment Income:
Dividends	$867	$33	$1,788	$15	$3,212
Expenses:
Mortality and expense risk charges	8,891	26	2,742	19	5,602
Total expenses	8,891	26	2,742	19	5,602
Net investment income (loss)	(8,024)	7	(954)	(4)	(2,390)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	31,412	(211)	(9,029)	(56)	(5,265)
Capital gains distributions	32,115	460	20,833	160	20,729
Total realized gain (loss) on investments and capital gains distributions	63,527	249	11,804	104	15,464
Net unrealized appreciation (depreciation) of investments	92,989	193	9,027	288	36,906
Net realized and unrealized gain (loss) on investments	156,516	442	20,831	392	52,370
Net increase (decrease) in net assets resulting from operations	$148,492	$449	$19,877	$388	$49,980

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Small Company Portfolio – Class A	Voya Small Company Portfolio – Class S	Voya U.S. Bond Index Portfolio – Class S	Voya MidCap Opportunities Portfolio – Class A	Voya MidCap Opportunities Portfolio – Class S
Net investment income (loss)
Investment Income:
Dividends	$—	$173	$4,553	$—	$512
Expenses:
Mortality and expense risk charges	4	937	3,307	11	12,517
Total expenses	4	937	3,307	11	12,517
Net investment income (loss)	(4)	(764)	1,246	(11)	(12,005)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8)	(3,358)	1,783	53	10,109
Capital gains distributions	7	1,020	1,027	85	41,201
Total realized gain (loss) on investments and capital gains distributions	(1)	(2,338)	2,810	138	51,310
Net unrealized appreciation (depreciation) of investments	52	7,608	5,091	388	205,625
Net realized and unrealized gain (loss) on investments	51	5,270	7,901	526	256,935
Net increase (decrease) in net assets resulting from operations	$47	$4,506	$9,147	$515	$244,930

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio – Class A	Voya SmallCap Opportunities Portfolio – Class S	Wells Fargo VT Omega Growth Fund - Class 2	Wells Fargo VT Index Asset Allocation Fund - Class 2	Wells Fargo VT Small Cap Growth Fund – Class 2
Net investment income (loss)
Investment Income:
Dividends	$—	$—	$—	$6	$0
Expenses:
Mortality and expense risk charges	10	428	13	13	6
Total expenses	10	428	13	13	6
Net investment income (loss)	(10)	(428)	(13)	(7)	(6)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(153)	(1,268)	54	54	10
Capital gains distributions	7	128	52	56	16
Total realized gain (loss) on investments and capital gains distributions	(146)	(1,140)	106	110	26
Net unrealized appreciation (depreciation) of investments	418	7,050	142	(6)	116
Net realized and unrealized gain (loss) on investments	272	5,910	248	104	142
Net increase (decrease) in net assets resulting from operations	$262	$5,482	$235	$97	$136

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	American Funds Insurance Series Blue Chip Income & Growth Fund - Class 4	American Funds Insurance Series Bond Fund - Class 4	American Funds Insurance Series Capital Income Builder Fund - Class 4
Net assets at January 1, 2019	$109	$4,039	$1,578	$2,341
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	38	38	39
Total realized gain (loss) on investments and capital gains distributions	(1)	304	(8)	30
Net unrealized appreciation (depreciation) of investments	17	439	100	283
Net increase (decrease) in net assets resulting from operations	15	781	130	352
Changes from principal transactions:
Premiums	12	190	98	37
Death benefits	—	—	(1)	—
Surrenders and withdrawals	(11)	(336)	(338)	(316)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(1)	(166)	766	(188)
Increase (decrease) in net assets derived from principal transactions	—	(312)	525	(467)
Total increase (decrease) in net assets	15	469	655	(115)
Net assets at December 31, 2019	124	4,508	2,233	2,226
Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	25	36	33
Total realized gain (loss) on investments and capital gains distributions	2	(51)	52	7
Net unrealized appreciation (depreciation) of investments	1	350	72	(11)
Net increase (decrease) in net assets resulting from operations	11	324	160	29
Changes from principal transactions:
Premiums	36	479	67	69
Death benefits	—	(9)	(2)	(8)
Surrenders and withdrawals	(28)	(264)	(100)	(125)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed acccount), net	(37)	(136)	1,877	(261)
Increase (decrease) in net assets derived from principal transactions	(29)	70	1,842	(325)
Total increase (decrease) in net assets	(18)	394	2,002	(296)
Net assets at December 31, 2020	$106	$4,902	$4,235	$1,930

The accompanying notes are an integral part of these financial statements.

Contents

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	American Funds Insurance Series Global Growth Fund - Class 4	American Funds Insurance Series Growth Fund - Class 4	American Funds Insurance Series International Fund - Class 4	American Funds Insurance Series New World Fund - Class 4
Net assets at January 1, 2019	$1,643	$7,143	$1,595	$1,038
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(27)	7	(1)
Total realized gain (loss) on investments and capital gains distributions	147	1,045	77	70
Net unrealized appreciation (depreciation) of investments	370	962	242	214
Net increase (decrease) in net assets resulting from operations	518	1,980	326	283
Changes from principal transactions:
Premiums	17	76	13	5
Death benefits	—	(20)	—	—
Surrenders and withdrawals	(107)	(834)	(140)	(69)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	(1)	—	—
Transfers between Divisions (including fixed account), net	(189)	(539)	(83)	(13)
Increase (decrease) in net assets derived from principal transactions	(279)	(1,318)	(210)	(77)
Total increase (decrease) in net assets	239	662	116	206
Net assets at December 31, 2019	1,882	7,805	1,711	1,244
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	(61)	(5)	(10)
Total realized gain (loss) on investments and capital gains distributions	107	1,036	18	45
Net unrealized appreciation (depreciation) of investments	440	2,970	198	222
Net increase (decrease) in net assets resulting from operations	533	3,945	211	257
Changes from principal transactions:
Premiums	(16)	(370)	51	1
Death benefits	(9)	(27)	—	—
Surrenders and withdrawals	(120)	(678)	(78)	(83)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	(1)	—	—
Transfers between Divisions (including fixed acccount), net	12	(331)	(126)	(21)
Increase (decrease) in net assets derived from principal transactions	(133)	(1,407)	(153)	(103)
Total increase (decrease) in net assets	400	2,538	58	154
Net assets at December 31, 2020	$2,282	$10,343	$1,769	$1,398

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	BlackRock Equity Dividend V.I. Fund - Class III	BlackRock Global Allocation V.I. Fund - Class III	BlackRock High Yield V.I. Fund - Class III	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III
Net assets at January 1, 2019	$4,270	$555,086	$2,418	$117
Increase (decrease) in net assets
Operations:
Net investment income (loss)	45	(2,820)	114	2
Total realized gain (loss) on investments and capital gains distributions	373	21,362	—	1
Net unrealized appreciation (depreciation) of investments	639	63,339	222	21
Net increase (decrease) in net assets resulting from operations	1,057	81,881	336	24
Changes from principal transactions:
Premiums	(3)	1,795	71	(1)
Death benefits	—	(7,460)	—	—
Surrenders and withdrawals	(650)	(53,381)	(204)	—
Contract charges	—	(5,462)	—	—
Cost of insurance and administrative charges	—	(64)	—	—
Transfers between Divisions (including fixed account), net	76	(18,728)	195	(1)
Increase (decrease) in net assets derived from
principal transactions	(577)	(83,300)	62	(2)
Total increase (decrease) in net assets	480	(1,419)	398	22
Net assets at December 31, 2019	4,750	553,667	2,816	139
Increase (decrease) in net assets
Operations:
Net investment income (loss)	44	(2,536)	104	1
Total realized gain (loss) on investments and capital gains distributions	48	37,970	(36)	—
Net unrealized appreciation (depreciation) of investments	(62)	55,831	46	19
Net increase (decrease) in net assets resulting from operations	30	91,265	114	20
Changes from principal transactions:
Premiums	258	2,490	192	1
Death benefits	—	(10,369)	(5)	—
Surrenders and withdrawals	(385)	(46,224)	(340)	—
Contract charges	—	(5,149)	—	—
Cost of insurance and administrative charges	—	(63)	—	—
Transfers between Divisions (including fixed acccount), net	(395)	(12,224)	(402)	55
Increase (decrease) in net assets derived from
principal transactions	(522)	(71,539)	(555)	56
Total increase (decrease) in net assets	(492)	19,726	(441)	76
Net assets at December 31, 2020	$4,258	$573,393	$2,375	$215

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Columbia VP Seligman Global Technology Fund - Class 2	Columbia Asset Allocation Fund, Variable Series - Class 1	Columbia Small Cap Value Fund, Variable Series - Class 2	Columbia Small Company Growth Fund, Variable Series - Class 1
Net assets at January 1, 2019	$1,460	$75	$59,567	$35
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	1	(961)	(1)
Total realized gain (loss) on investments and capital gains distributions	309	6	4,888	10
Net unrealized appreciation (depreciation) of investments	482	6	6,671	5
Net increase (decrease) in net assets resulting from operations	771	13	10,598	14
Changes from principal transactions: Premiums	66	—	176	(3)
Death benefits	—	(40)	(1,030)	—
Surrenders and withdrawals	(174)	(3)	(7,687)	(1)
Contract charges	—	—	(482)	—
Cost of insurance and administrative charges	—	—	(14)	—
Transfers between Divisions (including fixed account), net	44	—	(591)	4
Increase (decrease) in net assets derived from principal transactions	(64)	(43)	(9,628)	—
Total increase (decrease) in net assets	707	(30)	970	14
Net assets at December 31, 2019	2,167	45	60,537	49
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	1	(715)	(1)
Total realized gain (loss) on investments and capital gains distributions	192	—	(1,687)	2
Net unrealized appreciation (depreciation) of investments	830	(3)	4,939	34
Net increase (decrease) in net assets resulting from operations	998	(2)	2,537	35
Changes from principal transactions:
Premiums	130	—	77	—
Death benefits	—	—	(636)	—
Surrenders and withdrawals	(221)	—	(5,501)	(2)
Contract charges	—	—	(377)	—
Cost of insurance and administrative charges	—	—	(11)	—
Transfers between Divisions (including fixed account), net	121	(43)	(701)	1
Increase (decrease) in net assets derived from principal transactions	30	(43)	(7,149)	(1)
Total increase (decrease) in net assets	1,028	(45)	(4,612)	34
Net assets at December 31, 2020	$3,195	$—	$55,925	$83

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Columbia VP Large Cap Growth Fund - Class 1	DWS Core Equity VIP - Class B	DWS Alternative Asset Allocation VIP - Class B	DWS High Income VIP - Class B
Net assets at January 1, 2019	$71	$1,022	$711	$120
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(4)	18	6
Total realized gain (loss) on investments and capital gains distributions	26	110	(2)	—
Net unrealized appreciation (depreciation) of investments	7	182	74	11
Net increase (decrease) in net assets resulting from operations	31	288	90	17
Changes from principal transactions:
Premiums	45	(2)	—	6
Death benefits	—	—	—	—
Surrenders and withdrawals	(36)	(58)	(32)	(3)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	1	(1)	(18)	—
Increase (decrease) in net assets derived from principal transactions	10	(61)	(50)	3
Total increase (decrease) in net assets	41	227	40	20
Net assets at December 31, 2019	112	1,249	751	140
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(1)	9	6
Total realized gain (loss) on investments and capital gains distributions	26	3	(3)	(2)
Net unrealized appreciation (depreciation) of investments	13	155	23	1
Net increase (decrease) in net assets resulting from operations	37	157	29	5
Changes from principal transactions:
Premiums	8	62	—	9
Death benefits	—	—	—	—
Surrenders and withdrawals	(34)	(78)	(23)	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	6	(64	11	(26)
Increase (decrease) in net assets derived from principal transactions	(20)	(80)	(12)	(17)
Total increase (decrease) in net assets	17	77	17	(12)
Net assets at December 31, 2020	$129	$1,326	$768	$128

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
 SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Eaton Vance VT Floating-Rate Income Fund - Initial Class	Federated Hermes High Income Bond Fund II - Service Shares	Federated Hermes Kaufmann Fund II - Service Shares	Fidelity® VIP Strategic Income Portfolio - Service Class 2
Net assets at January 1, 2019	$5,850	$331	$234	$3,616
Increase (decrease) in net assets
Operations:
Net investment income (loss)	185	17	(2)	86
Total realized gain (loss) on investments and capital gains distributions	2	(5)	15	32
Net unrealized appreciation (depreciation) of investments	141	29	48	229
Net increase (decrease) in net assets resulting from operations	328	41	61	347
Changes from principal transactions:
Premiums	106	5	7	162
Death benefits	—	—	—	—
Surrenders and withdrawals	(893)	(44)	(4)	(385)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(732)	—	(61)	142
Increase (decrease) in net assets derived from principal transactions	(1,519)	(39)	(58)	(81)
Total increase (decrease) in net assets	(1,191)	2	3	266
Net assets at December 31, 2019	4,659	333	237	3,882
Increase (decrease) in net assets
Operations:
Net investment income (loss)	92	14	(3)	77
Total realized gain (loss) on investments and capital gains distributions	(98)	(12)	4	(10)
Net unrealized appreciation (depreciation) of investments	(13)	14	60	136
Net increase (decrease) in net assets resulting from operations	(19)	16	61	203
Changes from principal transactions:
Premiums	103	23	—	150
Death benefits	(24)	—	—	(25)
Surrenders and withdrawals	(449)	(26)	(3)	(109)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(669)	(3)	223	(455)
Increase (decrease) in net assets derived from principal transactions	(1,039)	(6)	220	(439)
Total increase (decrease) in net assets	(1,058)	10	281	(236)
Net assets at December 31, 2020	$3,601	$343	$518	$3,646

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2	Fidelity® VIP FundsManager 85%Portfolio - Service Class 2
Net assets at January 1, 2019	$399	$765	$728	$52
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	5	5	—
Total realized gain (loss) on investments and capital gains distributions	18	31	120	7
Net unrealized appreciation (depreciation) of investments	63	32	27	6
Net increase (decrease) in net assets resulting from operations	81	68	152	13
Changes from principal transactions:
Premiums	2	—	33	—
Death benefits	—	—	—	—
Surrenders and withdrawals	(108)	—	(18)	(4)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(1)	1	106	(1)
Increase (decrease) in net assets derived from principal transactions	(107)	1	121	(5)
Total increase (decrease) in net assets	(26)	69	273	8
Net assets at December 31, 2019	373	834	1,001	60
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	—	(1)
Total realized gain (loss) on investments and capital gains distributions	(33)	6	11	2
Net unrealized appreciation (depreciation) of investments	53	53	124	9
Net increase (decrease) in net assets resulting from operations	19	58	135	10
Changes from principal transactions:
Premiums	(6)	15	32	—
Death benefits	—	—	—	—
Surrenders and withdrawals	(108)	(13)	(60)	(1)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(70)	—	50	4
Increase (decrease) in net assets derived from principal transactions	(184)	2	22	3
Total increase (decrease) in net assets	(165)	60	157	13
Net assets at December 31, 2020	$208	$894	$1,158	$73

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Franklin Small Cap Value VIP Fund - Class 2	Franklin Strategic Income VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 2	Ivy VIP Securian Real Estate Securities - Class II
Net assets at January 1, 2019	$7,070	$986	$4,123	$191
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	45	257	—
Total realized gain (loss) on investments and capital gains distributions	1,127	(1)	33	3
Net unrealized appreciation (depreciation) of investments	568	27	(242)	47
Net increase (decrease) in net assets resulting from operations	1,693	71	48	50
Changes from principal transactions:
Premiums	(2)	72	376	(1)
Death benefits	(16)	—	—	—
Surrenders and withdrawals	(644)	(59)	(390)	(4)
Contract charges	(39)	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(79)	(74)	(56)	82
Increase (decrease) in net assets derived from principal transactions	(780)	(61)	(70)	77
Total increase (decrease) in net assets	913	10	(22)	127
Net assets at December 31, 2019	7,983	996	4,101	318
Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	36	272	2
Total realized gain (loss) on investments and capital gains distributions	(241)	(9)	(72)	(32)
Net unrealized appreciation (depreciation) of investments	422	(10)	(435)	(26)
Net increase (decrease) in net assets resulting from operations	207	17	(235)	(56)
Changes from principal transactions:
Premiums	22	30	395	11
Death benefits	(93)	(4)	(15)	—
Surrenders and withdrawals	(339)	(84)	(261)	(88)
Contract charges	(33)	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(62)	(112)	(407)	3
Increase (decrease) in net assets derived from principal transactions	(505)	(170)	(288)	(74)
Total increase (decrease) in net assets	(298)	(153)	(523)	(130)
Net assets at December 31, 2020	$7,685	$843	$3,578	$188

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Ivy VIP Asset Strategy	Ivy VIP Balanced	Ivy VIP Energy	Ivy VIP High Income
Net assets at January 1, 2019	$490	$513	$400	$1,112
Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	3	(3)	69
Total realized gain (loss) on investments and capital gains distributions	29	45	(43)	—
Net unrealized appreciation (depreciation) of investments	53	78	57	45
Net increase (decrease) in net assets resulting from operations	88	126	11	114
Changes from principal transactions:
Premiums	1	198	57	73
Death benefits	—	—	—	—
Surrenders and withdrawals	(53)	(13)	(47)	(56)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(103)	10	9	(18)
Increase (decrease) in net assets derived from principal transactions	(155)	195	19	(1)
Total increase (decrease) in net assets	(67)	321	30	113
Net assets at December 31, 2019	423	834	430	1,225
Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	3	10	71
Total realized gain (loss) on investments and capital gains distributions	20	50	(199)	(13)
Net unrealized appreciation (depreciation) of investments	18	65	327	(7)
Net increase (decrease) in net assets resulting from operations	43	118	138	51
Changes from principal transactions:
Premiums	3	65	875	87
Death benefits	(3)	—	—	—
Surrenders and withdrawals	(25)	(17)	(50)	(21)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(63)	80	(170)	(98)
Increase (decrease) in net assets derived from principal transactions	(88)	128	655	(32)
Total increase (decrease) in net assets	(45)	246	793	19
Net assets at December 31, 2020	$378	$1,080	$1,223	$1,244

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Ivy VIP International CoreEquity	Ivy VIP Mid Cap Growth	Ivy VIP Science and Technology	Ivy VIP Small Cap Core - Class II
Net assets at January 1, 2019	$7	$556	$751	$174
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	(6)	(2)
Total realized gain (loss) on investments and capital gains distributions	1	149	122	33
Net unrealized appreciation (depreciation) of investments	1	23	235	10
Net increase (decrease) in net assets resulting from operations	2	169	351	41
Changes from principal transactions:
Premiums	1	(9)	(55)	20
Death benefits	—	—	—	—
Surrenders and withdrawals	—	(99)	(42)	(11)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(1)	(123)	(17)	17
Increase (decrease) in net assets derived from principal transactions	—	(231)	(114)	26
Total increase (decrease) in net assets	2	(62)	237	67
Net assets at December 31, 2019	9	494	988	241
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	(7)	(2)
Total realized gain (loss) on investments and capital gains distributions	—	60	174	(62)
Net unrealized appreciation (depreciation) of investments	1	99	125	64
Net increase (decrease) in net assets resulting from operations	1	156	292	—
Changes from principal transactions:
Premiums	1	(4)	(32)	21
Death benefits	—	—	—	—
Surrenders and withdrawals	—	(14)	(46)	(3)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(1)	(131)	(92)	(47)
Increase (decrease) in net assets derived from principal transactions	—	(149)	(170)	(29)
Total increase (decrease) in net assets	1	7	122	(29)
Net assets at December 31, 2020	$10	$501	$1,110	$212

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Ivy VIP Small Cap Growth	Janus Henderson Balanced Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares	Janus Henderson Flexible Bond Portfolio - Service Shares
Net assets at January 1, 2019	$576	$3,776	$1,991	$1,121
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	30	(21)	23
Total realized gain (loss) on investments and capital gains distributions	(10)	232	224	(6)
Net unrealized appreciation (depreciation) of investments	146	529	467	73
Net increase (decrease) in net assets resulting from operations	130	791	670	90
Changes from principal transactions:
Premiums	14	330	(12)	44
Death benefits	—	(1)	—	(1)
Surrenders and withdrawals	(101)	(163)	(188)	(165)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	144	(255)	(6)	(29)
Increase (decrease) in net assets derived from principal transactions	57	(89)	(206)	(151)
Total increase (decrease) in net assets	187	702	464	(61)
Net assets at December 31, 2019	763	4,478	2,455	1,060
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	53	(18)	16
Total realized gain (loss) on investments and capital gains distributions	(29)	187	256	10
Net unrealized appreciation (depreciation) of investments	346	294	31	63
Net increase (decrease) in net assets resulting from operations	310	534	269	89
Changes from principal transactions:
Premiums	9	174	80	5
Death benefits	—	—	—	(7)
Surrenders and withdrawals	(84)	(196)	(216)	(85)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	107	(120)	(577)	(137)
Increase (decrease) in net assets derived from principal transactions	32	(142)	(713)	(224)
Total increase (decrease) in net assets	342	392	(444)	(135)
Net assets at December 31, 2020	$1,105	$4,870	$2,011	$925
The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	ClearBridge Var Aggressive Growth Portfolio II	ClearBridge Variable Mid Cap Portfolio - Class II	Western Asset Core Plus VIT Portfolio - Class I	MFS VIT II Income Portfolio - Service Class
Net assets at January 1, 2019	$58	$117	$9	$287
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	—	7
Total realized gain (loss) on investments and capital gains distributions	1	2	—	(1)
Net unrealized appreciation (depreciation) of investments	13	34	1	23
Net increase (decrease) in net assets resulting from operations	14	35	1	29
Changes from principal transactions:
Premiums	—	(6)	—	10
Death benefits	—	—	—	—
Surrenders and withdrawals	(3)	(16)	—	(34)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	20	3	—	7
Increase (decrease) in net assets derived from principal transactions	17	(19)	—	(17)
Total increase (decrease) in net assets	31	16	1	12
Net assets at December 31, 2019	89	133	10	299
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	—	11
Total realized gain (loss) on investments and capital gains distributions	9	3	—	8
Net unrealized appreciation (depreciation) of investments	7	16	—	14
Net increase (decrease) in net assets resulting from operations	16	18	—	33
Changes from principal transactions:
Premiums	—	(3)	—	19
Death benefits	—	—	—	—
Surrenders and withdrawals	(3)	(13)	(5)	(20)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	3	—	13	203
Increase (decrease) in net assets derived from principal transactions	—	(16)	8	202
Total increase (decrease) in net assets	16	2	8	235
Net assets at December 31, 2020	$105	$135	$18	$534

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	MFS VIT Research Series Portfolio - Service Class	MFS VIT International Intrinsic Value Portfolio - Service Class	MFS VIT Value Series - Service Class	MFS VIT III Global Real Estate Portfolio - Service Class
Net assets at January 1, 2019	$373	$353	$403	$724
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	2	6	19
Total realized gain (loss) on investments and capital gains distributions	50	13	31	27
Net unrealized appreciation (depreciation) of investments	66	72	114	138
Net increase (decrease) in net assets resulting from operations	115	87	151	184
Changes from principal transactions:
Premiums	7	(3)	(8)	25
Death benefits	—	—	—	—
Surrenders and withdrawals	(85)	(9)	(21)	(159)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	58	87	155	179
Increase (decrease) in net assets derived from principal transactions	(20)	75	126	45
Total increase (decrease) in net assets	95	162	277	229
Net assets at December 31, 2019	468	515	680	953
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	3	18
Total realized gain (loss) on investments and capital gains distributions	18	24	(27)	—
Net unrealized appreciation (depreciation) of investments	38	75	32	(79)
Net increase (decrease) in net assets resulting from operations	55	98	8	(61)
Changes from principal transactions:
Premiums	9	15	41	19
Death benefits	—	—	—	—
Surrenders and withdrawals	(75)	(94)	(22)	(37)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(76)	(37)	(7)	(251)
Increase (decrease) in net assets derived from principal transactions	(142)	(116)	12	(269)
Total increase (decrease) in net assets	(87)	(18)	20	(330)
Net assets at December 31, 2020	$381	$497	$700	$623

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco Oppenheimer V.I. Main Street Fund - Series II	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II	Invesco Oppenheimer V.I. International Growth Fund - Series II
Net assets at January 1, 2019	$476	$1,260	$324	$1,167
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(15)	(4)	—
Total realized gain (loss) on investments and capital gains distributions	72	57	48	75
Net unrealized appreciation (depreciation) of investments	60	273	78	184
Net increase (decrease) in net assets resulting from operations	130	315	122	259
Changes from principal transactions:
Premiums	(2)	4	(39)	6
Death benefits	—	—	—	—
Surrenders and withdrawals	(60)	(462)	(115)	(153)
Contract charges	—	(9)	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(21)	463	89	(321)
Increase (decrease) in net assets derived from principal transactions	(83)	(4)	(65)	(468)
Total increase (decrease) in net assets	47	311	57	(209)
Net assets at December 31, 2019	523	1,571	381	958
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(9)	(3)	—
Total realized gain (loss) on investments and capital gains distributions	50	33	41	10
Net unrealized appreciation (depreciation) of investments	14	238	99	206
Net increase (decrease) in net assets resulting from operations	64	262	137	216
Changes from principal transactions:
Premiums	—	4	(50)	1
Death benefits	—	—	—	(16)
Surrenders and withdrawals	(25)	(161)	(31)	(85)
Contract charges	—	(8)	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	42	(148)	(4)	157
Increase (decrease) in net assets derived from principal transactions	17	(313)	(85)	57
Total increase (decrease) in net assets	81	(51)	52	273
Net assets at December 31, 2020	$604	$1,520	$433	$1,231

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco Oppenheimer V.I. Total Return Bond Fund - Service Shares	PIMCO All Asset Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Administrative Class	PIMCO Real Return Portfolio - Administrative Class
Net assets at January 1, 2019	$100	$186	$1,630	$3,999
Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	4	39	24
Total realized gain (loss) on investments and capital gains distributions	—	2	(3)	(164)
Net unrealized appreciation (depreciation) of investments	6	14	24	411
Net increase (decrease) in net assets resulting from operations	12	20	60	271
Changes from principal transactions:
Premiums	—	5	100	9
Death benefits	—	—	—	(290)
Surrenders and withdrawals	(22)	—	(324)	(335)
Contract charges	—	—	—	(16)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	170	1	665	117
Increase (decrease) in net assets derived from principal transactions	148	6	441	(515)
Total increase (decrease) in net assets	160	26	501	(244)
Net assets at December 31, 2019	260	212	2,131	3,755
Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	5	10	15
Total realized gain (loss) on investments and capital gains distributions	2	(16)	(1)	(50)
Net unrealized appreciation (depreciation) of investments	19	2	44	416
Net increase (decrease) in net assets resulting from operations	41	(9)	53	381
Changes from principal transactions:
Premiums	11	—	79	99
Death benefits	—	—	(14)	(186)
Surrenders and withdrawals	(11)	(1)	(60)	(350)
Contract charges	—	—	—	(15)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	1,099	(132)	327	187
Increase (decrease) in net assets derived from principal transactions	1,099	(133)	332	(265)
Total increase (decrease) in net assets	1,140	(142)	385	116
Net assets at December 31, 2020	$1,400	$70	$2,516	$3,871

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	PIMCO Short- Term Portfolio - Administrative Class	PIMCO Total Return Portfolio - Administrative Class	ProFund VP Bull	ProFund VP Europe 30
Net assets at January 1, 2019	$2,299	$5,227	$6,415	$1,808
Increase (decrease) in net assets
Operations:
Net investment income (loss)	34	111	(107)	19
Total realized gain (loss) on investments and capital gains distributions	(1)	(6)	635	56
Net unrealized appreciation (depreciation) of investments	8	277	1,096	197
Net increase (decrease) in net assets resulting from operations	41	382	1,624	272
Changes from principal transactions:
Premiums	154	261	18	3
Death benefits	—	—	(49)	(11)
Surrenders and withdrawals	(475)	(947)	(1,156)	(238)
Contract charges	—	—	(47)	(13)
Cost of insurance and administrative charges	—	—	(3)	(1)
Transfers between Divisions (including fixed account), net	131	248	(35)	(5)
Increase (decrease) in net assets derived from principal transactions	(190)	(438)	(1,272)	(265)
Total increase (decrease) in net assets	(149)	(56)	352	7
Net assets at December 31, 2019	2,150	5,171	6,767	1,815
Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	66	(107)	10
Total realized gain (loss) on investments and capital gains distributions	(3)	89	739	(8)
Net unrealized appreciation (depreciation) of investments	19	233	150	(218)
Net increase (decrease) in net assets resulting from operations	25	388	782	(216)
Changes from principal transactions:
Premiums	98	357	5	3
Death benefits	(25)	(15)	(239)	(67)
Surrenders and withdrawals	(225)	(437)	(616)	(134)
Contract charges	—	—	(44)	(11)
Cost of insurance and administrative charges	—	—	(2)	—
Transfers between Divisions (including fixed account), net	(144)	340	(91)	15
Increase (decrease) in net assets derived from principal transactions	(296)	245	(987)	(194)
Total increase (decrease) in net assets	(271)	633	(205)	(410)
Net assets at December 31, 2020	$1,879	$5,804	$6,562	$1,405

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	ProFund VP Rising Rates Opportunity	Putnam VT Income Fund - Class 1B	Putnam VT International Equity Fund - Class 1B	Putnam VT International Value Fund - Class 1B
Net assets at January 1, 2019 Increase (decrease) in net assets	$1,661	$725	$20	$7
Operations:
Net investment income (loss)	(24)	17	—	—
Total realized gain (loss) on investments and capital gains distributions	(62)	9	—	—
Net unrealized appreciation (depreciation) of investments	(228)	57	4	1
Net increase (decrease) in net assets resulting from operations	(314)	83	4	1
Changes from principal transactions:
Premiums	2	37	—	—
Death benefits	(13)	—	—	—
Surrenders and withdrawals	(117)	(116)	(1)	—
Contract charges	(9)	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	306	263	(2)	1
Increase (decrease) in net assets derived from principal transactions	169	184	(3)	1
Total increase (decrease) in net assets	(145)	267	1	2
Net assets at December 31, 2019	1,516	992	21	9
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	42	—	—
Total realized gain (loss) on investments and capital gains distributions	(294)	22	—	—
Net unrealized appreciation (depreciation) of investments	(109)	(8)	2	—
Net increase (decrease) in net assets resulting from operations	(415)	56	2	—
Changes from principal transactions:
Premiums	2	60	1	—
Death benefits	(38)	—	—	—
Surrenders and withdrawals	(120)	(323)	(5)	—
Contract charges	(8)	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	301	345	—	1
Increase (decrease) in net assets derived from principal transactions	137	82	(4)	1
Total increase (decrease) in net assets	(278)	138	(2)	1
Net assets at December 31, 2020	$1,238	$1,130	$19	$10

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Putnam VT Mortgage Securities Fund - Class 1B	Putnam VT Multi-Cap Core Fund - Class IB Shares	Putnam VT Small Cap Value Fund - Class 1B	T. Rowe Price Blue Chip Growth Portfolio - II
Net assets at January 1, 2019	$906	$192	$265	$4,881
Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	1	—	(42)
Total realized gain (loss) on investments and capital gains distributions	4	22	(5)	592
Net unrealized appreciation (depreciation) of investments	94	29	66	743
Net increase (decrease) in net assets resulting from operations	110	52	61	1,293
Changes from principal transactions:
Premiums	24	(4)	4	160
Death benefits	—	—	—	(15)
Surrenders and withdrawals	(184)	(49)	(64)	(607)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	41	—	32	(341)
Increase (decrease) in net assets derived from principal transactions	(119)	(53)	(28)	(803)
Total increase (decrease) in net assets	(9)	(1)	33	490
Net assets at December 31, 2019	897	191	298	5,371
Increase (decrease) in net assets
Operations:
Net investment income (loss)	88	1	1	(45)
Total realized gain (loss) on investments and capital gains distributions	(13)	8	(23)	710
Net unrealized appreciation (depreciation) of investments	(111)	23	35	880
Net increase (decrease) in net assets resulting from operations	(36)	32	13	1,545
Changes from principal transactions:
Premiums	42	(1)	1	88
Death benefits	(3)	—	—	—
Surrenders and withdrawals	(115)	(5)	(7)	(447)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	176	(1)	5	(158)
Increase (decrease) in net assets derived from principal transactions	100	(7)	(1)	(517)
Total increase (decrease) in net assets	64	25	12	1,028
Net assets at December 31, 2020	$961	$216	$310	$6,399

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	T. Rowe Price Health Sciences Portfolio - II	MFS VIT Utilities Series Portfolio - Service Class	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class A
Net assets at January 1, 2019	$4,618	$966	$2,385	$2,914
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(41)	43	26	66
Total realized gain (loss) on investments and capital gains distributions	477	33	295	12
Net unrealized appreciation (depreciation) of investments	741	201	79	166
Net increase (decrease) in net assets resulting from operations	1,177	277	400	244
Changes from principal transactions:
Premiums	88	19	3	225
Death benefits	(10)	—	—	—
Surrenders and withdrawals	(491)	(144)	(612)	(300)
Contract charges	—	—	(5)	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(430)	493	189	404
Increase (decrease) in net assets derived from principal transactions	(843)	368	(425)	329
Total increase (decrease) in net assets	334	645	(25)	573
Net assets at December 31, 2019	4,952	1,611	2,360	3,487
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(46)	14	25	83
Total realized gain (loss) on investments and capital gains distributions	758	60	132	62
Net unrealized appreciation (depreciation) of investments	730	(53)	107	33
Net increase (decrease) in net assets resulting from operations	1,442	21	264	178
Changes from principal transactions:
Premiums	44	34	133	134
Death benefits	—	—	(29)	(20)
Surrenders and withdrawals	(374)	(52)	(145)	(522)
Contract charges	—	—	(3)	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	143	(153)	48	812
Increase (decrease) in net assets derived from principal transactions	(187)	(171)	4	404
Total increase (decrease) in net assets	1,255	(150)	268	582
Net assets at December 31, 2020	$6,207	$1,461	$2,628	$4,069

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class S	Voya Balanced Income Portfolio - Adviser Class	Voya Balanced Income Portfolio - Service Class	Voya Balanced Income Portfolio - Service 2 Class
Net assets at January 1, 2019	$2,124,524	$1,945	$267,955	$4,648
Increase (decrease) in net assets
Operations:
Net investment income (loss)	30,718	72	7,729	126
Total realized gain (loss) on investments and capital gains distributions	4,906	118	20,738	254
Net unrealized appreciation (depreciation) of investments	122,982	131	13,871	352
Net increase (decrease) in net assets resulting from operations	158,606	321	42,338	732
Changes from principal transactions:
Premiums	8,869	55	2,116	183
Death benefits	(38,650)	(56)	(6,302)	(199)
Surrenders and withdrawals	(242,495)	(119)	(28,355)	(476)
Contract charges	(17,719)	—	(1,953)	(45)
Cost of insurance and administrative charges	(278)	—	(42)	(1)
Transfers between Divisions (including fixed account), net	77,374	7	2,289	835
Increase (decrease) in net assets derived from principal transactions	(212,899)	(113)	(32,247)	297
Total increase (decrease) in net assets	(54,293)	208	10,091	1,029
Net assets at December 31, 2019	2,070,231	2,153	278,046	5,677
Increase (decrease) in net assets
Operations:
Net investment income (loss)	30,804	45	4,703	93
Total realized gain (loss) on investments and capital gains distributions	53,132	(2)	14,990	242
Net unrealized appreciation (depreciation) of investments	27,576	(81)	(18,963)	(288)
Net increase (decrease) in net assets resulting from operations	111,512	(38)	730	47
Changes from principal transactions:
Premiums	7,583	103	2,768	5
Death benefits	(39,733)	(171)	(9,107)	(29)
Surrenders and withdrawals	(195,764)	(182)	(21,806)	(352)
Contract charges	(16,689)	—	(1,760)	(45)
Cost of insurance and administrative charges	(273)	—	(37)	(1)
Transfers between Divisions (including fixed account), net	89,105	(215)	2,506	(114)
Increase (decrease) in net assets derived from principal transactions	(155,771)	(465)	(27,436)	(536)
Total increase (decrease) in net assets	(44,259)	(503)	(26,706)	(489)
Net assets at December 31, 2020	$2,025,972	$1,650	$251,340	$5,188

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Global Perspectives® Portfolio - Class A	Voya Government Liquid Assets Portfolio - Service Class	Voya Government Liquid Assets Portfolio - Service 2 Class	Voya High Yield Portfolio - Adviser Class
Net assets at January 1, 2019	$93,724	$317,669	$9,175	$746
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,523	7	18	25
Total realized gain (loss) on investments and capital gains distributions	4,629	213	6	(14)
Net unrealized appreciation (depreciation) of investments	8,121	—	—	75
Net increase (decrease) in net assets resulting from operations	14,273	220	24	86
Changes from principal transactions:
Premiums	518	7,410	435	22
Death benefits	(1,825)	(12,306)	(89)	—
Surrenders and withdrawals	(9,336)	(163,088)	(1,788)	(115)
Contract charges	(963)	(2,047)	(23)	—
Cost of insurance and administrative charges	(13)	(105)	(1)	—
Transfers between Divisions (including fixed account), net	(1,893)	126,133	(242)	(151)
Increase (decrease) in net assets derived from principal transactions	(13,512)	(44,003)	(1,708)	(244)
Total increase (decrease) in net assets	761	(43,783)	(1,684)	(158)
Net assets at December 31, 2019	94,485	273,886	7,491	588
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,234	(5,037)	(119)	24
Total realized gain (loss) on investments and capital gains distributions	3,705	121	4	(22)
Net unrealized appreciation (depreciation) of investments	6,937	—	—	25
Net increase (decrease) in net assets resulting from operations	11,876	(4,916)	(115)	27
Changes from principal transactions:
Premiums	360	6,226	1,778	27
Death benefits	(1,346)	(13,729)	(558)	(13)
Surrenders and withdrawals	(8,560)	(144,657)	(6,522)	(14)
Contract charges	(906)	(2,304)	(25)	—
Cost of insurance and administrative charges	(13)	(98)	(1)	—
Transfers between Divisions (including fixed account), net	555	221,948	7,221	31
Increase (decrease) in net assets derived from principal transactions	(9,910)	67,386	1,893	31
Total increase (decrease) in net assets	1,966	62,470	1,778	58
Net assets at December 31, 2020	$96,451	$336,356	$9,269	$646
The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
 SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
 (Dollars in thousands)

	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Net assets at January 1, 2019	$248,526	$1,321,041	$61	$1,111,621
Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,927	(23,964)	—	(15,906)
Total realized gain (loss) on investments and capital gains distributions	(3,908)	311,579	8	201,609
Net unrealized appreciation (depreciation) of investments	26,696	81,831	7	129,413
Net increase (decrease) in net assets resulting from operations	31,715	369,446	15	315,116
Changes from principal transactions:
Premiums	2,016	7,382	(19)	1,774
Death benefits	(8,262)	(27,570)	—	(28,766)
Surrenders and withdrawals	(26,553)	(166,019)	—	(138,357)
Contract charges	(1,564)	(10,453)	—	(7,678)
Cost of insurance and administrative charges	(62)	(185)	—	(204)
Transfers between Divisions (including fixed account), net	4,056	(35,945)	—	(31,926)
Increase (decrease) in net assets derived from principal transactions	(30,369)	(232,790)	(19)	(205,157)
Total increase (decrease) in net assets	1,346	136,656	(4)	109,959
Net assets at December 31, 2019	249,872	1,457,697	57	1,221,580
Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,718	(25,524)	—	(17,835)
Total realized gain (loss) on investments and capital gains distributions	(6,268)	231,000	7	154,125
Net unrealized appreciation (depreciation) of investments	4,991	162,120	10	170,788
Net increase (decrease) in net assets resulting from operations	6,441	367,596	17	307,078
Changes from principal transactions:
Premiums	815	5,066	—	334
Death benefits	(6,186)	(27,236)	—	(31,987)
Surrenders and withdrawals	(19,832)	(135,414)	—	(109,849)
Contract charges	(1,323)	(10,256)	—	(7,394)
Cost of insurance and administrative charges	(37)	(177)	—	(201)
Transfers between Divisions (including fixed account), net	(9,942)	(48,148)	—	(57,707)
Increase (decrease) in net assets derived from principal transactions	(36,505)	(216,165)	—	(206,804)
Total increase (decrease) in net assets	(30,064)	151,431	17	100,274
Net assets at December 31, 2020	$219,808	$1,609,128	$74	$1,321,854

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
 SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service 2 Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class
Net assets at January 1, 2019	$12,351	$359	$601,195	$21,661
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(211)	3	284	(7)
Total realized gain (loss) on investments and capital gains distributions	2,216	29	39,377	(124)
Net unrealized appreciation (depreciation) of investments	1,425	50	88,878	620
Net increase (decrease) in net assets resulting from operations	3,430	82	128,539	489
Changes from principal transactions:
Premiums	30	—	3,283	2
Death benefits	(158)	—	(13,895)	(1,266)
Surrenders and withdrawals	(1,592)	(14)	(76,097)	(2,067)
Contract charges	(110)	—	(4,396)	(22)
Cost of insurance and administrative charges	(2)	—	(131)	(7)
Transfers between Divisions (including fixed account), net	(537)	1	(5,706)	88
Increase (decrease) in net assets derived from principal transactions	(2,369)	(13)	(96,942)	(3,272)
Total increase (decrease) in net assets	1,061	69	31,597	(2,783)
Net assets at December 31, 2019	13,412	428	632,792	18,878
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(231)	4	1,565	60
Total realized gain (loss) on investments and capital gains distributions	1,686	22	34,553	17
Net unrealized appreciation (depreciation) of investments	1,841	(23)	(20,150)	184
Net increase (decrease) in net assets resulting from operations	3,296	3	15,968	261
Changes from principal transactions:
Premiums	5	1	2,524	4
Death benefits	(310)	—	(12,057)	(1,062)
Surrenders and withdrawals	(1,530)	(8)	(48,751)	(1,409)
Contract charges	(106)	—	(3,673)	(18)
Cost of insurance and administrative charges	(2)	—	(103)	(8)
Transfers between Divisions (including fixed account), net	(459)	(61)	(5,565)	34
Increase (decrease) in net assets derived from principal transactions	(2,402)	(68)	(67,625)	(2,459)
Total increase (decrease) in net assets	894	(65)	(51,657)	(2,198)
Net assets at December 31, 2020	$14,306	$363	$581,135	$16,680

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class
Net assets at January 1, 2019	$310,189	$2,342,173	$1,598,446	$864,522
Increase (decrease) in net assets
Operations:
Net investment income (loss)	332	1,896	2,451	1,964
Total realized gain (loss) on investments and capital gains distributions	6,152	280,036	154,124	54,395
Net unrealized appreciation (depreciation) of investments	28,882	149,387	114,510	68,526
Net increase (decrease) in net assets resulting from operations	35,366	431,319	271,085	124,885
Changes from principal transactions:
Premiums	2,881	10,905	7,695	7,298
Death benefits	(11,113)	(41,695)	(40,984)	(23,203)
Surrenders and withdrawals	(35,380)	(259,718)	(170,478)	(88,333)
Contract charges	(2,925)	(23,571)	(13,892)	(7,550)
Cost of insurance and administrative charges	(51)	(515)	(289)	(161)
Transfers between Divisions (including fixed account), net	23,474	(23,462)	(11,002)	9,354
Increase (decrease) in net assets derived from principal transactions	(23,114)	(338,056)	(228,950)	(102,595)
Total increase (decrease) in net assets	12,252	93,263	42,135	22,290
Net assets at December 31, 2019	322,441	2,435,436	1,640,581	886,812
Increase (decrease) in net assets
Operations:
Net investment income (loss)	159	12,921	7,094	3,214
Total realized gain (loss) on investments and capital gains distributions	8,262	181,029	109,287	45,771
Net unrealized appreciation (depreciation) of investments	18,021	50,575	44,186	31,657
Net increase (decrease) in net assets resulting from operations	26,442	244,525	160,567	80,642
Changes from principal transactions:
Premiums	3,502	8,448	8,078	7,827
Death benefits	(11,134)	(48,732)	(47,923)	(31,006)
Surrenders and withdrawals	(32,178)	(208,283)	(133,850)	(71,816)
Contract charges	(2,889)	(21,789)	(12,923)	(7,032)
Cost of insurance and administrative charges	(49)	(483)	(271)	(150)
Transfers between Divisions (including fixed account), net	26,654	(22,299)	(6,906)	1,262
Increase (decrease) in net assets derived from principal transactions	(16,094)	(293,138)	(193,795)	(100,915)
Total increase (decrease) in net assets	10,348	(48,613)	(33,228)	(20,273)
Net assets at December 31, 2020	$332,789	$2,386,823	$1,607,353	$866,539

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Adviser Class
Net assets at January 1, 2019	$—	$707	$148,078	$256
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,500	8	672	4
Total realized gain (loss) on investments and capital gains distributions	44	1	(3,641)	(1)
Net unrealized appreciation (depreciation) of investments	1,638	39	11,904	54
Net increase (decrease) in net assets resulting from operations	4,182	48	8,935	57
Changes from principal transactions:
Premiums	111	12	861	(4)
Death benefits	(379)	—	(3,036)	—
Surrenders and withdrawals	(1,806)	(159)	(19,793)	(21)
Contract charges	(80)	—	(1,253)	—
Cost of insurance and administrative charges	(1)	—	(18)	—
Transfers between Divisions (including fixed account), net	220,752	123	5,969	(4)
Increase (decrease) in net assets derived from principal transactions	218,597	(24)	(17,270)	(29)
Total increase (decrease) in net assets	222,779	24	(8,335)	28
Net assets at December 31, 2019	222,779	731	139,743	284
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(217)	6	(332)	9
Total realized gain (loss) on investments and capital gains distributions	7,997	2	925	5
Net unrealized appreciation (depreciation) of investments	23,241	89	11,838	(33)
Net increase (decrease) in net assets resulting from operations	31,021	97	12,431	(19)
Changes from principal transactions:
Premiums	658	123	818	19
Death benefits	(5,037)	—	(3,688)	—
Surrenders and withdrawals	(18,482)	(26)	(15,492)	(44)
Contract charges	(1,528)	—	(1,225)	—
Cost of insurance and administrative charges	(19)	—	(18)	—
Transfers between Divisions (including fixed account), net	(6,222)	720	19,334	(49)
Increase (decrease) in net assets derived from principal transactions	(30,630)	817	(271)	(74)
Total increase (decrease) in net assets	391	914	12,160	(93)
Net assets at December 31, 2020	$223,170	$1,645	$151,903	$191

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
 SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service 2 Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Service Class
Net assets at January 1, 2019	$56,621	$734	$591	$110,260
Increase (decrease) in net assets
Operations:
Net investment income (loss)	557	5	8	382
Total realized gain (loss) on investments and capital gains distributions	4,180	60	(5)	16,053
Net unrealized appreciation (depreciation) of investments	7,334	92	149	11,034
Net increase (decrease) in net assets resulting from operations	12,071	157	152	27,469
Changes from principal transactions:
Premiums	125	4	38	236
Death benefits	(1,320)	(14)	(2)	(3,013)
Surrenders and withdrawals	(7,059)	(102)	(99)	(15,117)
Contract charges	(477)	(9)	—	(672)
Cost of insurance and administrative charges	(8)	—	—	(34)
Transfers between Divisions (including fixed account), net	(1,188)	(2)	(18)	(2,050)
Increase (decrease) in net assets derived from principal transactions	(9,927)	(123)	(81)	(20,650)
Total increase (decrease) in net assets	2,144	34	71	6,819
Net assets at December 31, 2019	58,765	768	662	117,079
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,919	22	9	569
Total realized gain (loss) on investments and capital gains distributions	5,805	66	44	20,790
Net unrealized appreciation (depreciation) of investments	(12,088)	(148)	(108)	(31,688)
Net increase (decrease) in net assets resulting from operations	(4,364)	(60)	(55)	(10,329)
Changes from principal transactions:
Premiums	13	—	29	82
Death benefits	(1,229)	(1)	—	(3,509)
Surrenders and withdrawals	(4,190)	(45)	(14)	(10,320)
Contract charges	(373)	(7)	—	(522)
Cost of insurance and administrative charges	(7)	—	—	(28)
Transfers between Divisions (including fixed account), net	489	8	(46)	1,244
Increase (decrease) in net assets derived from principal transactions	(5,297)	(45)	(31)	(13,053)
Total increase (decrease) in net assets	(9,661)	(105)	(86)	(23,382)
Net assets at December 31, 2020	$49,104	$663	$576	$93,697

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Adviser Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service 2 Class
Net assets at January 1, 2019	$9,719	$1,010	$260,912	$24,265
Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	11	1,835	111
Total realized gain (loss) on investments and capital gains distributions	1,509	10	23,347	3,406
Net unrealized appreciation (depreciation) of investments	886	170	30,472	1,609
Net increase (decrease) in net assets resulting from operations	2,403	191	55,654	5,126
Changes from principal transactions:
Premiums	20	41	1,989	114
Death benefits	(331)	—	(10,052)	(375)
Surrenders and withdrawals	(1,000)	(105)	(28,778)	(3,315)
Contract charges	(97)	—	(1,232)	(211)
Cost of insurance and administrative charges	(2)	—	(55)	(3)
Transfers between Divisions (including fixed account), net	(349)	(367)	(6,113)	(154)
Increase (decrease) in net assets derived from principal transactions	(1,759)	(431)	(44,241)	(3,944)
Total increase (decrease) in net assets	644	(240)	11,413	1,182
Net assets at December 31, 2019	10,363	770	272,325	25,447
Increase (decrease) in net assets
Operations:
Net investment income (loss)	34	8	861	31
Total realized gain (loss) on investments and capital gains distributions	1,800	(104)	(3,600)	(244)
Net unrealized appreciation (depreciation) of investments	(2,789)	118	182	96
Net increase (decrease) in net assets resulting from operations	(955)	22	(2,557)	(117)
Changes from principal transactions:
Premiums	1	49	850	61
Death benefits	(200)	—	(8,596)	(550)
Surrenders and withdrawals	(999)	(48)	(20,255)	(1,737)
Contract charges	(79)	—	(954)	(168)
Cost of insurance and administrative charges	(1)	—	(46)	(2)
Transfers between Divisions (including fixed account), net	290	(10)	(5,311)	(176)
Increase (decrease) in net assets derived from principal transactions	(988)	(9)	(34,312)	(2,572)
Total increase (decrease) in net assets	(1,943)	13	(36,869)	(2,689)
Net assets at December 31, 2020	$8,420	$783	$235,456	$22,758

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Net assets at January 1, 2019	$1,568	$258,107	$8,933	$1,248
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	(4,962)	(180)	(10)
Total realized gain (loss) on investments and capital gains distributions	163	18,273	514	305
Net unrealized appreciation (depreciation) of investments	284	59,203	2,134	(26)
Net increase (decrease) in net assets resulting from operations	431	72,514	2,468	269
Changes from principal transactions:
Premiums	40	1,054	19	42
Death benefits	—	(4,970)	(108)	—
Surrenders and withdrawals	(194)	(29,025)	(1,057)	(66)
Contract charges	—	(2,255)	(90)	—
Cost of insurance and administrative charges	—	(43)	(1)	—
Transfers between Divisions (including fixed account), net	(171)	(661)	(168)	(258)
Increase (decrease) in net assets derived from principal transactions	(325)	(35,900)	(1,405)	(282)
Total increase (decrease) in net assets	106	36,614	1,063	(13)
Net assets at December 31, 2019	1,674	294,721	9,996	1,235
Net investment income (loss)	(12)	(3,842)	(156)	(9)
Increase (decrease) in net assets
Operations:
Total realized gain (loss) on investments and capital gains distributions	92	23,747	891	(176)
Net unrealized appreciation (depreciation) of investments	260	56,579	1,986	331
Net increase (decrease) in net assets resulting from operations	340	76,484	2,721	146
Changes from principal transactions:
Premiums	35	919	6	20
Death benefits	—	(5,150)	(112)	—
Surrenders and withdrawals	(139)	(28,153)	(930)	(46)
Contract charges	—	(2,117)	(87)	—
Cost of insurance and administrative charges	—	(40)	(1)	—
Transfers between Divisions (including fixed account), net	(352)	(13,759)	(289)	7
Increase (decrease) in net assets derived from principal transactions	(456)	(48,300)	(1,413)	(19)
Total increase (decrease) in net assets	(116)	28,184	1,308	127
Net assets at December 31, 2020	$1,558	$322,905	$11,304	$1,362

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Net assets at January 1, 2019	$1,906	$238,037	$34,473	$34,998
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(2,521)	(458)	201
Total realized gain (loss) on investments and capital gains distributions	235	24,929	4,115	2,438
Net unrealized appreciation (depreciation) of investments	280	38,570	5,137	5,451
Net increase (decrease) in net assets resulting from operations	510	60,978	8,794	8,090
Changes from principal transactions:
Premiums	35	1,450	68	2,238
Death benefits	—	(4,533)	(537)	(26)
Surrenders and withdrawals	(242)	(29,062)	(3,827)	(3,118)
Contract charges	—	(1,884)	(301)	—
Cost of insurance and administrative charges	—	(36)	(5)	(1)
Transfers between Divisions (including fixed account), net	(64)	(4,568)	(779)	1,084
Increase (decrease) in net assets derived from principal transactions	(271)	(38,633)	(5,381)	177
Total increase (decrease) in net assets	239	22,345	3,413	8,267
Net assets at December 31, 2019	2,145	260,382	37,886	43,265
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(2,682)	(473)	125
Total realized gain (loss) on investments and capital gains distributions	188	17,484	2,714	3,501
Net unrealized appreciation (depreciation) of investments	55	10,762	1,534	2,913
Net increase (decrease) in net assets resulting from operations	237	25,564	3,775	6,539
Changes from principal transactions:
Premiums	35	655	293	3,110
Death benefits	—	(4,982)	(744)	(17)
Surrenders and withdrawals	(131)	(21,608)	(3,391)	(2,206)
Contract charges	—	(1,748)	(288)	—
Cost of insurance and administrative charges	—	(32)	(5)	(1)
Transfers between Divisions (including fixed account), net	(26)	(3,343)	(48)	(2,265)
Increase (decrease) in net assets derived from principal transactions	(122)	(31,058)	(4,183)	(1,379)
Total increase (decrease) in net assets	115	(5,494)	(408)	5,160
Net assets at December 31, 2020	$2,260	$254,888	$37,478	$48,425

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class
Net assets at January 1, 2019	$2,189,453	$51,188	$1,102	$547
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,718)	(307)	16	(4)
Total realized gain (loss) on investments and capital gains distributions	200,129	4,315	310	46
Net unrealized appreciation (depreciation) of investments	276,383	6,602	(62)	122
Net increase (decrease) in net assets resulting from operations	468,794	10,610	264	164
Changes from principal transactions:
Premiums	15,996	212	27	8
Death benefits	(52,612)	(706)	—	—
Surrenders and withdrawals	(277,963)	(7,519)	(104)	(65)
Contract charges	(16,472)	(443)	—	—
Cost of insurance and administrative charges	(301)	(6)	—	—
Transfers between Divisions (including fixed account), net	46,330	(43)	4	218
Increase (decrease) in net assets derived from principal transactions	(285,022)	(8,505)	(73)	161
Total increase (decrease) in net assets	183,772	2,105	191	325
Net assets at December 31, 2019	2,373,225	53,293	1,293	872
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10,606)	(359)	36	4
Total realized gain (loss) on investments and capital gains distributions	223,456	4,471	(145)	(43)
Net unrealized appreciation (depreciation) of investments	126,089	3,109	79	38
Net increase (decrease) in net assets resulting from operations	338,939	7,221	(30)	(1)
Changes from principal transactions:
Premiums	14,315	76	48	24
Death benefits	(52,111)	(599)	—	(11)
Surrenders and withdrawals	(203,634)	(7,655)	(49)	(240)
Contract charges	(15,607)	(410)	—	—
Cost of insurance and administrative charges	(287)	(6)	—	—
Transfers between Divisions (including fixed account), net	(5,188)	254	24	(160)
Increase (decrease) in net assets derived from principal transactions	(262,512)	(8,340)	23	(387)
Total increase (decrease) in net assets	76,427	(1,119)	(7)	(388)
Net assets at December 31, 2020	$2,449,652	$52,174	$1,286	$484

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Service Class	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Adviser Class
Net assets at January 1, 2019	$118,120	$539	$3,612	$604
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,321)	8	59	3
Total realized gain (loss) on investments and capital gains distributions	9,609	10	33	51
Net unrealized appreciation (depreciation) of investments	19,978	13	140	33
Net increase (decrease) in net assets resulting from operations	28,266	31	232	87
Changes from principal transactions:
Premiums	597	(105)	139	44
Death benefits	(2,743)	—	(46)	—
Surrenders and withdrawals	(12,395)	—	(334)	(30)
Contract charges	(942)	—	(17)	—
Cost of insurance and administrative charges	(15)	—	—	—
Transfers between Divisions (including fixed account), net	(1,409)	1	(109)	(44)
Increase (decrease) in net assets derived from principal transactions	(16,907)	(104)	(367)	(30)
Total increase (decrease) in net assets	11,359	(73)	(135)	57
Net assets at December 31, 2019	129,479	466	3,477	661
Increase (decrease) in net assets
Operations:
Net investment income (loss)	816	7	54	15
Total realized gain (loss) on investments and capital gains distributions	4,611	(11)	(19)	55
Net unrealized appreciation (depreciation) of investments	8,217	29	209	(67)
Net increase (decrease) in net assets resulting from operations	13,644	25	244	3
Changes from principal transactions:
Premiums	706	7	99	19
Death benefits	(2,076)	—	(107)	—
Surrenders and withdrawals	(10,381)	—	(225)	(65)
Contract charges	(868)	—	(16)	—
Cost of insurance and administrative charges	(13)	—	—	—
Transfers between Divisions (including fixed account), net	360	(1)	(47)	167
Increase (decrease) in net assets derived from principal transactions	(12,272)	6	(296)	121
Total increase (decrease) in net assets	1,372	31	(52)	124
Net assets at December 31, 2020	$130,851	$497	$3,425	$785
The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Adviser Class
Net assets at January 1, 2019	$289,679	$431	$13,131	$230
Increase (decrease) in net assets
Operations:
Net investment income (loss)	206	7	170	3
Total realized gain (loss) on investments and capital gains distributions	32,185	34	1,188	15
Net unrealized appreciation (depreciation) of investments	7,098	33	734	33
Net increase (decrease) in net assets resulting from operations	39,489	74	2,092	51
Changes from principal transactions:
Premiums	1,177	7	4	—
Death benefits	(5,179)	—	—	—
Surrenders and withdrawals	(31,171)	(19)	(1,735)	(43)
Contract charges	(2,243)	—	(86)	—
Cost of insurance and administrative charges	(40)	—	(1)	—
Transfers between Divisions (including fixed account), net	745	(6)	62	2
Increase (decrease) in net assets derived from principal transactions	(36,711)	(18)	(1,756)	(41)
Total increase (decrease) in net assets	2,778	56	336	10
Net assets at December 31, 2019	292,457	487	13,467	240
Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,006	7	124	1
Total realized gain (loss) on investments and capital gains distributions	31,151	25	636	(5)
Net unrealized appreciation (depreciation) of investments	(45,763)	47	675	9
Net increase (decrease) in net assets resulting from operations	(10,606)	79	1,435	5
Changes from principal transactions:
Premiums	750	2	52	—
Death benefits	(5,197)	—	(235)	—
Surrenders and withdrawals	(22,718)	(17)	(658)	(104)
Contract charges	(1,856)	—	(79)	—
Cost of insurance and administrative charges	(36)	—	—	—
Transfers between Divisions (including fixed account), net	3,215	167	(200)	(29)
Increase (decrease) in net assets derived from principal transactions	(25,842)	152	(1,120)	(133)
Total increase (decrease) in net assets	(36,448)	231	315	(128)
Net assets at December 31, 2020	$256,009	$718	$13,782	$112

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Adviser Class
Net assets at January 1, 2019	$7,448	$72	$794	$89
Increase (decrease) in net assets
Operations:
Net investment income (loss)	93	—	6	—
Total realized gain (loss) on investments and capital gains distributions	751	10	109	3
Net unrealized appreciation (depreciation)of investments	655	7	53	9
Net increase (decrease) in net assets resulting from operations	1,499	17	168	12
Changes from principal transactions:
Premiums	1	11	1	—
Death benefits	—	—	—	—
Surrenders and withdrawals	(434)	—	(102)	—
Contract charges	(52)	—	(5)	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(17)	(1)	(11)	(94)
Increase (decrease) in net assets derived from principal transactions	(502)	10	(117)	(94)
Total increase (decrease) in net assets	997	27	51	(82)
Net assets at December 31, 2019	8,445	99	845	7
Increase (decrease) in net assets
Operations:
Net investment income (loss)	62	—	4	—
Total realized gain (loss) on investments and capital gains distributions	627	4	60	—
Net unrealized appreciation (depreciation)of investments	355	7	64	1
Net increase (decrease) in net assets resulting from operations	1,044	11	128	1
Changes from principal transactions:
Premiums	1	—	1	—
Death benefits	(164)	—	—	—
Surrenders and withdrawals	(565)	—	(16)	—
Contract charges	(53)	—	(5)	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed acccount), net	159	(22)	(18)	—
Increase (decrease) in net assets derived from principal transactions	(622)	(22)	(38)	—
Total increase (decrease) in net assets	422	(11)	90	1
Net assets at December 31, 2020	$8,867	$88	$935	$8

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small- Mid Cap Value Portfolio - Adviser Class
Net assets at January 1, 2019	$766	$13,547	$510,312	$1,050
Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	241	2,952	3
Total realized gain (loss) on investments and capital gains distributions	21	379	45,832	116
Net unrealized appreciation (depreciation) of investments	47	939	50,793	174
Net increase (decrease) in net assets resulting from operations	79	1,559	99,577	293
Changes from principal transactions:
Premiums	6	245	1,612	—
Death benefits	—	(168)	(9,186)	—
Surrenders and withdrawals	(26)	(2,061)	(46,556)	(69)
Contract charges	—	(80)	(4,961)	—
Cost of insurance and administrative charges	—	(1)	(79)	—
Transfers between Divisions (including fixed account), net	(127)	408	(10,637)	(101)
Increase (decrease) in net assets derived from principal transactions	(147)	(1,657)	(69,807)	(170)
Total increase (decrease) in net assets	(68)	(98)	29,770	123
Net assets at December 31, 2019	698	13,449	540,082	1,173
Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	166	1,152	4
Total realized gain (loss) on investments and capital gains distributions	12	203	35,482	(83)
Net unrealized appreciation (depreciation) of investments	60	914	18,845	101
Net increase (decrease) in net assets resulting from operations	83	1,283	55,479	22
Changes from principal transactions:
Premiums	(3)	192	1,278	105
Death benefits	—	(396)	(9,113)	—
Surrenders and withdrawals	(74)	(1,356)	(39,752)	(40)
Contract charges	—	(70)	(4,601)	—
Cost of insurance and administrative charges	—	(1)	(75)	—
Transfers between Divisions (including fixed acccount), net	95	(351)	(8,287)	(26)
Increase (decrease) in net assets derived from principal transactions	18	(1,982)	(60,550)	39
Total increase (decrease) in net assets	101	(699)	(5,071)	61
Net assets at December 31, 2020	$799	$12,750	$535,011	$1,234

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® American Century Small- Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Columbia Contrarian Core Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class
Net assets at January 1, 2019	$2,269	$1,156	$750	$750
Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	(11)	6	(6)
Total realized gain (loss) on investments and capital gains distributions	114	685	336	60
Net unrealized appreciation (depreciation) of investments	509	(250)	(110)	72
Net increase (decrease) in net assets resulting from operations	629	424	232	126
Changes from principal transactions:
Premiums	1	(47)	82	4
Death benefits	(25)	—	—	—
Surrenders and withdrawals	(457)	(178)	(49)	(68)
Contract charges	(14)	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	78	68	(36)	(202)
Increase (decrease) in net assets derived from principal transactions	(417)	(157)	(3)	(266)
Total increase (decrease) in net assets	212	267	229	(140)
Net assets at December 31, 2019	2,481	1,423	979	610
Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	(11)	(8)	(3)
Total realized gain (loss) on investments and capital gains distributions	(46)	(101)	(68)	(35)
Net unrealized appreciation (depreciation) of investments	56	551	283	63
Net increase (decrease) in net assets resulting from operations	17	439	207	25
Changes from principal transactions:
Premiums	13	(23)	30	9
Death benefits	(85)	—	—	—
Surrenders and withdrawals	(205)	(110)	(25)	(32)
Contract charges	(10)	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed acccount), net	(56)	(147)	12	(85)
Increase (decrease) in net assets derived from principal transactions	(343)	(280)	17	(108)
Total increase (decrease) in net assets	(326)	159	224	(83)
Net assets at December 31, 2020	$2,155	$1,582	$1,203	$527

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)
	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class
Net assets at January 1, 2019	$67,084	$1,116	$834	$406,188
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,013)	10	11	106
Total realized gain (loss) on investments and capital gains distributions	16,537	57	78	14,187
Net unrealized appreciation (depreciation) of investments	(3,886)	123	64	53,982
Net increase (decrease) in net assets resulting from operations	11,638	190	153	68,275
Changes from principal transactions:
Premiums	126	114	—	494
Death benefits	(1,221)	—	(21)	(12,406)
Surrenders and withdrawals	(7,494)	(61)	(54)	(45,008)
Contract charges	(566)	—	—	(2,290)
Cost of insurance and administrative charges	(8)	—	9	(94)
Transfers between Divisions (including fixed account), net	(1,235)	(155)	(6)	(6,003)
Increase (decrease) in net assets derived from principal transactions	(10,398)	(102)	(72)	(65,307)
Total increase (decrease) in net assets	1,240	88	81	2,968
Net assets at December 31, 2019	68,324	1,204	915	409,156
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(585)	8	8	(347)
Total realized gain (loss) on investments and capital gains distributions	8,052	43	97	5,041
Net unrealized appreciation (depreciation) of investments	(3,418)	50	(45)	20,117
Net increase (decrease) in net assets resulting from operations	4,049	101	60	24,811
Changes from principal transactions:
Premiums	34	16	—	108
Death benefits	(948)	(27)	(135)	(13,338)
Surrenders and withdrawals	(4,865)	(11)	(56)	(29,041)
Contract charges	(442)	—	—	(1,952)
Cost of insurance and administrative charges	(7)	—	—	(78)
Transfers between Divisions (including fixed acccount), net	(1,330)	46	(18)	(9,844)
Increase (decrease) in net assets derived from principal transactions	(7,558)	24	(209)	(54,145)
Total increase (decrease) in net assets	(3,509)	125	(149)	(29,334)
Net assets at December 31, 2020	$64,815	$1,329	$766	$379,822

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® Invesco Oppenheimer Global Portfolio - Adviser Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class	VY® Invesco Oppenheimer Global Portfolio - Service Class
Net assets at January 1, 2019	$314,791	$1,004	$2,562	$120,046
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(251)	(7)	(19)	(1,911)
Total realized gain (loss) on investments and capital gains distributions	14,940	167	622	22,463
Net unrealized appreciation (depreciation) of investments	37,988	96	134	12,362
Net increase (decrease) in net assets resulting from operations	52,677	256	737	32,914
Changes from principal transactions:
Premiums	1,599	24	1	418
Death benefits	(5,190)	—	(67)	(2,102)
Surrenders and withdrawals	(32,517)	(123)	(286)	(12,515)
Contract charges	(2,988)	—	—	(964)
Cost of insurance and administrative charges	(39)	—	(1)	(14)
Transfers between Divisions (including fixed account), net	(5,908)	(205)	(23)	(6,623)
Increase (decrease) in net assets derived from principal transactions	(45,043)	(304)	(376)	(21,800)
Total increase (decrease) in net assets	7,634	(48)	361	11,114
Net assets at December 31, 2019	322,425	956	2,923	131,160
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(554)	(1)	(1)	(915)
Total realized gain (loss) on investments and capital gains distributions	7,350	(34)	287	2,924
Net unrealized appreciation (depreciation) of investments	12,775	211	392	25,922
Net increase (decrease) in net assets resulting from operations	19,571	176	678	27,931
Changes from principal transactions:
Premiums	2,317	37	—	527
Death benefits	(7,008)	—	(138)	(2,300)
Surrenders and withdrawals	(27,604)	(69)	(159)	(11,378)
Contract charges	(2,648)	—	—	(859)
Cost of insurance and administrative charges	(36)	—	—	(13)
Transfers between Divisions (including fixed acccount), net	(4,260)	(164)	(59)	(8,172)
Increase (decrease) in net assets derived from principal transactions	(39,239)	(196)	(356)	(22,195)
Total increase (decrease) in net assets	(19,668)	(20)	322	5,736
Net assets at December 31, 2020	$302,757	$936	$3,245	$136,896

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net assets at January 1, 2019	$1,841	$92,097	$696	$6,589
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(811)	(7)	(66)
Total realized gain (loss) on investments and capital gains distributions	215	9,999	106	1,175
Net unrealized appreciation (depreciation) of investments	220	11,824	140	1,151
Net increase (decrease) in net assets resulting from operations	431	21,012	239	2,260
Changes from principal transactions:
Premiums	(3)	105	3	65
Death benefits	—	(1,407)	—	(91)
Surrenders and withdrawals	(133)	(10,412)	(139)	(1,030)
Contract charges	—	(725)	—	(46)
Cost of insurance and administrative charges	—	(10)	—	—
Transfers between Divisions (including fixed account), net	(121)	(2,795)	45	(64)
Increase (decrease) in net assets derived from principal transactions	(257)	(15,244)	(91)	(1,166)
Total increase (decrease) in net assets	174	5,768	148	1,094
Net assets at December 31, 2019	2,015	97,865	844	7,683
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(478)	(9)	(74)
Total realized gain (loss) on investments and capital gains distributions	26	554	86	755
Net unrealized appreciation (depreciation) of investments	(64)	(3,404)	205	1,516
Net increase (decrease) in net assets resulting from operations	(38)	(3,328)	282	2,197
Changes from principal transactions:
Premiums	32	54	38	34
Death benefits	—	(1,494)	—	(159)
Surrenders and withdrawals	(165)	(7,131)	(39)	(426)
Contract charges	—	(566)	—	(43)
Cost of insurance and administrative charges	—	(8)	—	—
Transfers between Divisions (including fixed acccount), net	(151)	(2,820)	120	(192)
Increase (decrease) in net assets derived from principal transactions	(284)	(11,965)	119	(786)
Total increase (decrease) in net assets	(322)	(15,293)	401	1,411
Net assets at December 31, 2020	$1,693	$82,572	$1,245	$9,094

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Growth Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S
Net assets at January 1, 2019	$3,000	$1,760	$638	$807
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(26)	25	9	12
Total realized gain (loss) on investments and capital gains distributions	800	131	145	73
Net unrealized appreciation (depreciation) of investments	62	95	(33)	57
Net increase (decrease) in net assets resulting from operations	836	251	121	142
Changes from principal transactions:
Premiums	13	—	1	—
Death benefits	—	—	—	—
Surrenders and withdrawals	(247)	(557)	(326)	(49)
Contract charges	—	(7)	(6)	(5)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(163)	748	(2)	34
Increase (decrease) in net assets derived from principal transactions	(397)	184	(333)	(20)
Total increase (decrease) in net assets	439	435	(212)	122
Net assets at December 31, 2019	3,439	2,195	426	929
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28)	27	3	8
Total realized gain (loss) on investments and capital gains distributions	170	75	34	67
Net unrealized appreciation (depreciation) of investments	995	94	17	13
Net increase (decrease) in net assets resulting from operations	1,137	196	54	88
Changes from principal transactions:
Premiums	6	—	1	—
Death benefits	—	—	—	(38)
Surrenders and withdrawals	(123)	(118)	(5)	(102)
Contract charges	—	(6)	(3)	(4)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed acccount), net	(60)	157	(3)	(4)
Increase (decrease) in net assets derived from principal transactions	(177)	33	(10)	(148)
Total increase (decrease) in net assets	960	229	44	(60)
Net assets at December 31, 2020	$4,399	$2,424	$470	$869

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Euro STOXX 50® Index Portfolio - Class A
Net assets at January 1, 2019	$751,046	$550	$407,495	$15,530
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,654)	2	(1,792)	1,435
Total realized gain (loss) on investments and capital gains distributions	107,340	66	60,946	72
Net unrealized appreciation (depreciation) of investments	81,862	77	42,040	1,826
Net increase (decrease) in net assets resulting from operations	184,548	145	101,194	3,333
Changes from principal transactions:
Premiums	4,624	—	685	135
Death benefits	(15,460)	—	(11,255)	(225)
Surrenders and withdrawals	(90,865)	(60)	(46,068)	(1,844)
Contract charges	(5,564)	—	(2,407)	(134)
Cost of insurance and administrative charges	(106)	—	(90)	(2)
Transfers between Divisions (including fixed account), net	(14,030)	(2)	(7,334)	(467)
Increase (decrease) in net assets derived from principal transactions	(121,401)	(62)	(66,469)	(2,537)
Total increase (decrease) in net assets	63,147	83	34,725	796
Net assets at December 31, 2019	814,193	633	442,220	16,326
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,892)	—	(2,487)	74
Total realized gain (loss) on investments and capital gains distributions	96,510	61	52,982	(4,769)
Net unrealized appreciation (depreciation) of investments	12,162	29	6,174	366
Net increase (decrease) in net assets resulting from operations	102,780	90	56,669	(4,329)
Changes from principal transactions:
Premiums	2,755	—	196	1
Death benefits	(15,803)	(20)	(10,374)	(9)
Surrenders and withdrawals	(63,689)	(17)	(32,687)	(660)
Contract charges	(5,018)	—	(2,159)	(33)
Cost of insurance and administrative charges	(93)	—	(84)	(1)
Transfers between Divisions (including fixed acccount), net	(17,987)	(4)	(8,327)	(11,295)
Increase (decrease) in net assets derived from principal transactions	(99,835)	(41)	(53,435)	(11,997)
Total increase (decrease) in net assets	2,945	49	3,234	(16,326)
Net assets at December 31, 2020	$817,138	$682	$445,454	$—

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya FTSE 100® Index Portfolio - Class A	Voya Global High Dividend Low Volatility Portfolio - Class A	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Hang Seng Index Portfolio - Class S
Net assets at January 1, 2019	$3,998	$19	$338,627	$21,891
Increase (decrease) in net assets
Operations:
Net investment income (loss)	612	—	3,333	1,088
Total realized gain (loss) on investments and capital gains distributions	(105)	1	23,162	2,961
Net unrealized appreciation (depreciation) of investments	194	2	49,538	(1,985)
Net increase (decrease) in net assets resulting from operations	701	3	76,033	2,064
Changes from principal transactions:
Premiums	703	—	630	198
Death benefits	(146)	—	(7,044)	(715)
Surrenders and withdrawals	(686)	(2)	(41,495)	(1,998)
Contract charges	(57)	—	(3,558)	(200)
Cost of insurance and administrative charges	(1)	—	(81)	(3)
Transfers between Divisions (including fixed account), net	(415)	1	135,673	(1,503)
Increase (decrease) in net assets derived from principal transactions	(602)	(1)	84,125	(4,221)
Total increase (decrease) in net assets	99	2	160,158	(2,157)
Net assets at December 31, 2019	4,097	21	498,785	19,734
Increase (decrease) in net assets
Operations:
Net investment income (loss)	270	—	2,161	(42)
Total realized gain (loss) on investments and capital gains distributions	(2,043)	—	1,235	(7,960)
Net unrealized appreciation (depreciation) of investments	574	(1)	(21,846)	5,154
Net increase (decrease) in net assets resulting from operations	(1,199)	(1)	(18,450)	(2,848)
Changes from principal transactions:
Premiums	2,643	—	189	2
Death benefits	(11)	—	(8,441)	(37)
Surrenders and withdrawals	(241)	—	(38,513)	(471)
Contract charges	(15)	—	(3,585)	(53)
Cost of insurance and administrative charges	—	—	(76)	(1)
Transfers between Divisions (including fixed acccount), net	(5,274)	—	(1,759)	(16,326)
Increase (decrease) in net assets derived from principal transactions	(2,898)	—	(52,185)	(16,886)
Total increase (decrease) in net assets	(4,097)	(1)	(70,635)	(19,734)
Net assets at December 31, 2020	$—	$20	$428,150	$—

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)
	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A
Net assets at January 1, 2019	$114,697	$59,709	$46,564	$495,552
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(296)	(378)	(465)	4,536
Total realized gain (loss) on investments and capital gains distributions	23,165	8,657	9,826	627
Net unrealized appreciation (depreciation) of investments	6,784	5,806	(690)	82,496
Net increase (decrease) in net assets resulting from operations	29,653	14,085	8,671	87,659
Changes from principal transactions:
Premiums	248	158	101	2,553
Death benefits	(2,750)	(1,025)	(850)	(10,748)
Surrenders and withdrawals	(16,099)	(6,164)	(4,371)	(54,202)
Contract charges	(632)	(380)	(294)	(3,793)
Cost of insurance and administrative charges	(21)	(9)	(7)	(76)
Transfers between Divisions (including fixed account), net	(3,758)	(1,693)	(626)	(7,650)
Increase (decrease) in net assets derived from principal transactions	(23,012)	(9,113)	(6,047)	(73,916)
Total increase (decrease) in net assets	6,641	4,972	2,624	13,743
Net assets at December 31, 2019	121,338	64,681	49,188	509,295
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(276)	(249)	(321)	2,445
Total realized gain (loss) on investments and capital gains distributions	21,045	2,570	2,039	(1,524)
Net unrealized appreciation (depreciation) of investments	(6,725)	671	(861)	19,017
Net increase (decrease) in net assets resulting from operations	14,044	2,992	857	19,938
Changes from principal transactions:
Premiums	31	33	26	1,424
Death benefits	(2,683)	(2,269)	(1,928)	(8,565)
Surrenders and withdrawals	(11,516)	(4,407)	(2,559)	(38,559)
Contract charges	(553)	(324)	(242)	(3,246)
Cost of insurance and administrative charges	(20)	(8)	(6)	(55)
Transfers between Divisions (including fixed acccount), net	(2,772)	(288)	(63)	(1,989)
Increase (decrease) in net assets derived from principal transactions	(17,513)	(7,263)	(4,772)	(50,990)
Total increase (decrease) in net assets	(3,469)	(4,271)	(3,915)	(31,052)
Net assets at December 31, 2020	$117,869	$60,410	$45,273	$478,243

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Japan TOPIX® Index Portfolio - Class A	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class A
Net assets at January 1, 2019	$19,635	$6,808	$218,468	$2,033
Increase (decrease) in net assets
Operations:
Net investment income (loss)	239	297	(2,789)	9
Total realized gain (loss) on investments and capital gains distributions	365	905	29,911	132
Net unrealized appreciation (depreciation) of investments	2,914	(285)	49,870	480
Net increase (decrease) in net assets resulting from operations	3,518	917	76,992	621
Changes from principal transactions:
Premiums	44	(483)	2,421	35
Death benefits	(423)	(42)	(6,115)	—
Surrenders and withdrawals	(2,110)	(359)	(33,490)	(189)
Contract charges	(149)	(35)	(1,837)	—
Cost of insurance and administrative charges	(2)	—	(49)	—
Transfers between Divisions (including fixed account), net	(328)	(263)	288,428	388
Increase (decrease) in net assets derived from principal transactions	(2,968)	(1,182)	249,358	234
Total increase (decrease) in net assets	550	(265)	326,350	855
Net assets at December 31, 2019	20,185	6,543	544,818	2,888
Increase (decrease) in net assets
Operations:
Net investment income (loss)	144	732	(7,384)	10
Total realized gain (loss) on investments and capital gains distributions	19	(2,964)	72,461	196
Net unrealized appreciation (depreciation) of investments	529	1,230	112,831	276
Net increase (decrease) in net assets resulting from operations	692	(1,002)	177,908	482
Changes from principal transactions:
Premiums	9	(2,642)	3,174	9
Death benefits	(792)	—	(10,063)	—
Surrenders and withdrawals	(1,467)	(213)	(55,443)	(545)
Contract charges	(124)	(10)	(4,088)	—
Cost of insurance and administrative charges	(2)	(1)	(63)	—
Transfers between Divisions (including fixed acccount), net	(523)	(2,675)	(1,834)	250
Increase (decrease) in net assets derived from principal transactions	(2,899)	(5,541)	(68,317)	(286)
Total increase (decrease) in net assets	(2,207)	(6,543)	109,591	196
Net assets at December 31, 2020	$17,978	$—	$654,409	$3,084

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net assets at January 1, 2019	$349,036	$40	$193,129	$208,853
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,238)	—	642	(3,024)
Total realized gain (loss) on investments and capital gains distributions	42,051	3	13,721	48,292
Net unrealized appreciation (depreciation) of investments	56,099	6	36,330	21,413
Net increase (decrease) in net assets resulting from operations	96,912	9	50,693	66,681
Changes from principal transactions:
Premiums	2,231	—	1,290	993
Death benefits	(9,629)	—	(4,850)	(6,073)
Surrenders and withdrawals	(40,961)	(6)	(29,184)	(26,602)
Contract charges	(2,251)	—	(1,562)	(1,390)
Cost of insurance and administrative charges	(66)	—	(72)	(59)
Transfers between Divisions (including fixed account), net	8,170	(1)	586,315	286,500
Increase (decrease) in net assets derived from principal transactions	(42,506)	(7)	551,937	253,369
Total increase (decrease) in net assets	54,406	2	602,630	320,050
Net assets at December 31, 2019	403,442	42	795,759	528,903
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,852)	—	(4,702)	(8,024)
Total realized gain (loss) on investments and capital gains distributions	46,142	2	31,105	63,527
Net unrealized appreciation (depreciation) of investments	29,055	(7)	(42,785)	92,989
Net increase (decrease) in net assets resulting from operations	73,345	(5)	(16,382)	148,492
Changes from principal transactions:
Premiums	1,409	—	3,173	1,821
Death benefits	(10,815)	—	(16,286)	(9,970)
Surrenders and withdrawals	(34,446)	(27)	(61,054)	(49,763)
Contract charges	(2,277)	—	(4,410)	(3,390)
Cost of insurance and administrative charges	(64)	—	(100)	(71)
Transfers between Divisions (including fixed acccount), net	13,103	(4)	(20,134)	(27,349)
Increase (decrease) in net assets derived from principal transactions	(33,090)	(31)	(98,811)	(88,722)
Total increase (decrease) in net assets	40,255	(36)	(115,193)	59,770
Net assets at December 31, 2020	$443,697	$6	$680,566	$588,673

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class A	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class A	Voya Russell™ Small Cap Index Portfolio - Class S
Net assets at January 1, 2019	$3,128	$158,292	$2,310	$143,579
Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	(859)	(4)	(1,536)
Total realized gain (loss) on investments and capital gains distributions	602	21,853	312	10,819
Net unrealized appreciation (depreciation) of investments	248	20,620	237	25,114
Net increase (decrease) in net assets resulting from operations	860	41,614	545	34,397
Changes from principal transactions:
Premiums	113	1,071	24	1,169
Death benefits	(3)	(3,155)	—	(2,685)
Surrenders and withdrawals	(225)	(19,999)	(92)	(20,611)
Contract charges	—	(1,382)	—	(1,257)
Cost of insurance and administrative charges	—	(17)	—	(30)
Transfers between Divisions (including fixed account), net	(86)	(721)	114	224,178
Increase (decrease) in net assets derived from principal transactions	(201)	(24,203)	46	200,764
Total increase (decrease) in net assets	659	17,411	591	235,161
Net assets at December 31, 2019	3,787	175,703	2,901	378,740
Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	(954)	(4)	(2,390)
Total realized gain (loss) on investments and capital gains distributions	249	11,804	104	15,464
Net unrealized appreciation (depreciation) of investments	193	9,027	288	36,906
Net increase (decrease) in net assets resulting from operations	449	19,877	388	49,980
Changes from principal transactions:
Premiums	30	456	3	853
Death benefits	—	(3,863)	—	(6,394)
Surrenders and withdrawals	(367)	(14,574)	(271)	(31,973)
Contract charges	—	(1,206)	—	(2,435)
Cost of insurance and administrative charges	—	(14)	—	(37)
Transfers between Divisions (including fixed acccount), net	(295)	(6,397)	(254)	(13,444)
Increase (decrease) in net assets derived from principal transactions	(632)	(25,598)	(522)	(53,430)
Total increase (decrease) in net assets	(183)	(5,721)	(134)	(3,450)
Net assets at December 31, 2020	$3,604	$169,982	$2,767	$375,290

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Small Company Portfolio - Class A	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class A
Net assets at January 1, 2019	$356	$65,109	$158,502	$1,156
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(1,093)	738	(9)
Total realized gain (loss) on investments and capital gains distributions	52	6,623	89	180
Net unrealized appreciation (depreciation) of investments	37	9,074	8,873	143
Net increase (decrease) in net assets resulting from operations	84	14,604	9,700	314
Changes from principal transactions:
Premiums	—	180	677	17
Death benefits	—	(955)	(2,924)	—
Surrenders and withdrawals	(17)	(7,166)	(18,486)	(55)
Contract charges	—	(550)	(1,438)	—
Cost of insurance and administrative charges	—	(8)	(22)	—
Transfers between Divisions (including fixed account), net	2	(3,139)	19,552	(56)
Increase (decrease) in net assets derived from principal transactions	(15)	(11,638)	(2,641)	(94)
Total increase (decrease) in net assets	69	2,966	7,059	220
Net assets at December 31, 2019	425	68,075	165,561	1,376
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(764)	1,246	(11)
Total realized gain (loss) on investments and capital gains distributions	(1)	(2,338)	2,810	138
Net unrealized appreciation (depreciation) of investments	52	7,608	5,091	388
Net increase (decrease) in net assets resulting from operations	47	4,506	9,147	515
Changes from principal transactions:
Premiums	—	586	1,433	(38)
Death benefits	—	(1,008)	(3,856)	—
Surrenders and withdrawals	(16)	(5,392)	(22,675)	(113)
Contract charges	—	(437)	(1,607)	—
Cost of insurance and administrative charges	—	(7)	(26)	—
Transfers between Divisions (including fixed acccount), net	17	(2,613)	47,753	(44)
Increase (decrease) in net assets derived from principal transactions	1	(8,871)	21,022	(195)
Total increase (decrease) in net assets	48	(4,365)	30,169	320
Net assets at December 31, 2020	$473	$63,710	$195,730	$1,696

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class A	Voya SmallCap Opportunities Portfolio - Class S	Wells Fargo VT Omega Growth Fund - Class 2
Net assets at January 1, 2019	$681,734	$1,432	$27,772	$572
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,879)	(12)	(502)	(12)
Total realized gain (loss) on investments and capital gains distributions	100,573	179	3,847	95
Net unrealized appreciation (depreciation) of investments	83,699	156	2,798	107
Net increase (decrease) in net assets resulting from operations	172,393	323	6,143	190
Changes from principal transactions:
Premiums	3,469	25	52	—
Death benefits	(19,761)	—	(611)	—
Surrenders and withdrawals	(79,657)	(144)	(3,701)	(97)
Contract charges	(4,193)	—	(186)	(5)
Cost of insurance and administrative charges	(155)	—	(7)	—
Transfers between Divisions (including fixed account), net	(28,154)	(142)	(1,012)	(2)
Increase (decrease) in net assets derived from principal transactions	(128,451)	(261)	(5,465)	(104)
Total increase (decrease) in net assets	43,942	62	678	86
Net assets at December 31, 2019	725,676	1,494	28,450	658
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12,005)	(10)	(428)	(13)
Total realized gain (loss) on investments and capital gains distributions	51,310	(146)	(1,140)	106
Net unrealized appreciation (depreciation) of investments	205,625	418	7,050	142
Net increase (decrease) in net assets resulting from operations	244,930	262	5,482	235
Changes from principal transactions:
Premiums	3,610	16	16	—
Death benefits	(19,828)	—	(554)	—
Surrenders and withdrawals	(67,447)	(63)	(2,440)	(177)
Contract charges	(3,961)	—	(154)	(4)
Cost of insurance and administrative charges	(150)	—	(6)	—
Transfers between Divisions (including fixed acccount), net	(28,557)	(181)	(1,537)	(2)
Increase (decrease) in net assets derived from principal transactions	(116,333)	(228)	(4,675)	(183)
Total increase (decrease) in net assets	128,597	34	807	52
Net assets at December 31, 2020	$854,273	$1,528	$29,257	$710

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Wells Fargo VT Index Asset Allocation Fund - Class 2	Wells Fargo VT Small Cap Growth Fund - Class 2
Net assets at January 1, 2019	$1,039	$224
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(5)
Total realized gain (loss) on investments and capital gains distributions	251	47
Net unrealized appreciation (depreciation) of investments	(97)	7
Net increase (decrease) in net assets resulting from operations	147	49
Changes from principal transactions:
Premiums	—	—
Death benefits	—	—
Surrenders and withdrawals	(496)	(6)
Contract charges	(6)	(1)
Cost of insurance and administrative charges	—	—
Transfers between Divisions (including fixed account), net	—	—
Increase (decrease) in net assets derived from principal transactions	(502)	(7)
Total increase (decrease) in net assets	(355)	42
Net assets at December 31, 2019	684	266
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(6)
Total realized gain (loss) on investments and capital gains distributions	110	26
Net unrealized appreciation (depreciation) of investments	(6)	116
Net increase (decrease) in net assets resulting from operations	97	136
Changes from principal transactions:
Premiums	—	—
Death benefits	—	—
Surrenders and withdrawals	(71)	(16)
Contract charges	(4)	(1)
Cost of insurance and administrative charges	—	—
Transfers between Divisions (including fixed acccount), net	(6)	—
Increase (decrease) in net assets derived from principal transactions	(81)	(17)
Total increase (decrease) in net assets	16	119
Net assets at December 31, 2020	$700	$385

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

1.	Organization

Venerable Insurance and Annuity Company (“VIAC” or the “Company”) is an Iowa stock life insurance company that was originally organized in 1973 under the insurance laws of Minnesota. Prior to September 1, 2019, the Company was known as Voya Insurance and Annuity Company. Prior to September 1, 2014, the Company was known as ING USA Annuity and Life Insurance Company. Prior to January 1, 2004, the Company was known as Golden American Life Insurance Company. On June 1, 2018, the Company became an indirect wholly owned subsidiary of VA Capital Company LLC, an insurance holding company organized under Delaware law (“VA Capital”) The Company’s direct parent is Venerable Holdings, Inc. (Venerable”). Before June 1, 2018, the Company was an indirect wholly owned subsidiary of Voya Financial, Inc.

Separate Account B of the Company (the “Account”) was established by the Company on July 14, 1988, to support operations of the Company’s variable annuity contracts (the “Contracts”). None of the Contracts are currently available for new purchasers but existing Contract owners may continue to invest in their Contracts.

The variable annuity Contracts supported by the Account are:
•	Architect Variable Annuity
•	GoldenSelect Landmark
•	GoldenSelect Legends
•	Wells Fargo Landmark
•	GoldenSelect Access
•	Golden Select Premium Plus
•	Golden Select Fleet Premium Plus (previously Golden Select Premium Plus Featuring the Galaxy VIP Fund)
•	GoldenSelect ESII
•	GoldenSelect Opportunities
•	GoldenSelect Generations
•	Wells Fargo Opportunities
•	GoldenSelect DVA Plus
•	GoldenSelect Granite PrimElite
•	Preferred Advantage Variable Annuity
•	Potential Plus Annuity
•	Simplicity Variable Annuity
•	SmartDesign Signature
•	Focus Variable Annuity
•	Rollover Choice Variable Annuity
•	GoldenSelect Value
•	SmartDesign Advantage
•	SmartDesign Variable Annuity
•	GoldenSelect Access One
•	GoldenSelect Fund for Life
•	GoldenSelect DVA
•	GoldenSelect DVA Series 100

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the VIAC guaranteed interest division, the VIAC fixed interest division and the fixed account (an investment option in the Company’s general account), as directed by the Contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VIAC.

At December 31, 2020, the Account had 185 investment divisions (the “Divisions”), each which invests in shares of a designated independently managed mutual fund (“Fund”) of various investment trusts (“the Trusts”).

The Divisions with assets balances at December 31, 2020 and related Trusts are as follows:

AIM Variable Insurance Funds:	Fidelity® Variable Insurance Products II:
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2
American Funds Insurance Series®:	Fidelity® Variable Insurance Products V:

Blue Chip Income & Growth Fund - Class 4	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2
Bond Fund - Class 4	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2
Capital Income Builder Fund - Class 4	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2
Global Growth Fund - Class 4	Franklin Templeton Variable Insurance Products Trust:
Growth Fund - Class 4	Franklin Small Cap Value VIP Fund - Class 2
International Fund - Class 4	Franklin Strategic Income VIP Fund - Class 2
New World Fund - Class 4	Templeton Global Bond VIP Fund - Class 2
BlackRock Variable Series Funds, Inc.:	Ivy Equity Funds:
BlackRock Equity Dividend V.I. Fund - Class III	Ivy VIP Securian Real Estate Securities - Class II
BlackRock Global Allocation V.I. Fund - Class III	Ivy Funds Variable Insurance Portfolios:
BlackRock High Yield V.I. Fund - Class III	Ivy VIP Asset Strategy
BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III	Ivy VIP Balanced
Columbia Funds Series Trust II:	Ivy VIP Energy
Columbia VP Seligman Global Technology Fund - Class 2	Ivy VIP High Income
Columbia Funds Variable Insurance Trust:	Ivy VIP International Core Equity
Columbia Small Cap Value Fund, Variable Series - Class 2	Ivy VIP Mid Cap Growth
Columbia Small Company Growth Fund, Variable Series - Class 1	Ivy VIP Science and Technology
Columbia Funds Variable Series Trust II:	Ivy VIP Small Cap Core - Class II
Columbia VP Large Cap Growth Fund - Class 1	Ivy VIP Small Cap Growth
Deutsche DWS Variable Series I:	Janus Aspen Series:
DWS Core Equity VIP - Class B	Janus Henderson Balanced Portfolio - Service Shares
Deutsche DWS Variable Series II:	Janus Henderson Enterprise Portfolio - Service Shares
DWS Alternative Asset Allocation VIP - Class B	Janus Henderson Flexible Bond Portfolio - Service Shares
DWS High Income VIP - Class B	Legg Mason Partners Equity Trust:
Eaton Vance Variable Trust:	ClearBridge Variable Aggressive Growth Portfolio II
Eaton Vance VT Floating-Rate Income Fund - Initial Class	Legg Mason Partners Variable Equity Trust:
Federated Hermes Insurance Series	ClearBridge Variable Mid Cap Portfolio - Class II
Federated Hermes High Income Bond Fund II - Service Shares	Legg Mason Partners Variable Income Trust:
Federated Hermes Kaufmann Fund II - Service Shares	Western Asset Core Plus VIT Portfolio - Class I
Fidelity® Variable Insurance Products:	MFS® Series Trust VIII:
Fidelity® VIP Strategic Income Portfolio - Service Class 2	MFS VIT II Income Portfolio - Service Class

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

MFS® Variable Insurance Trust:	Voya Investors Trust:
MFS VIT Research Series Portfolio - Service Class	Voya Balanced Income Portfolio - Adviser Class
MFS® Variable Insurance Trust II:	Voya Balanced Income Portfolio - Service Class
MFS VIT International Intrinsic Value Portfolio - Service Class	Voya Balanced Income Portfolio - Service 2 Class
MFS VIT Value Series - Service Class	Voya Global Perspectives® Portfolio - Class A
MFS® Variable Insurance Trust III:	Voya Government Liquid Assets Portfolio - Service Class
MFS VIT III Global Real Estate Portfolio - Service Class	Voya Government Liquid Assets Portfolio - Service 2 Class
Invesco Oppenheimer Main Street Fund®:	Voya High Yield Portfolio - Adviser Class
Invesco Oppenheimer V.I. Main Street Fund - Series II	Voya High Yield Portfolio - Service Class
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series II	Voya Large Cap Growth Portfolio - Adviser Class
Invesco Variable Insurance Fund:	Voya Large Cap Growth Portfolio - Institutional Class
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II	Voya Large Cap Growth Portfolio - Service Class
Invesco Oppenheimer V.I. International Growth Fund - Series II	Voya Large Cap Growth Portfolio - Service 2 Class
Invesco Oppenheimer V.I. Total Return Bond Fund - Service Shares	Voya Large Cap Value Portfolio - Adviser Class
PIMCO Variable Insurance Trust:	Voya Large Cap Value Portfolio - Service Class
PIMCO All Asset Portfolio - Administrative Class	Voya Limited Maturity Bond Portfolio - Service Class
PIMCO Low Duration Portfolio - Administrative Class	Voya Retirement Conservative Portfolio - Adviser Class
PIMCO Real Return Portfolio - Administrative Class	Voya Retirement Growth Portfolio - Adviser Class
PIMCO Short-Term Portfolio - Administrative Class	Voya Retirement Moderate Growth Portfolio - Adviser Class
PIMCO Total Return Portfolio - Administrative Class	Voya Retirement Moderate Portfolio - Adviser Class
ProFunds:	Voya U.S. Stock Index Portfolio - Service Class
ProFund VP Bull	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
ProFund VP Europe 30	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
ProFund VP Rising Rates Opportunity	VY® Clarion Global Real Estate Portfolio - Adviser Class
Putnam Variable Trust:	VY® Clarion Global Real Estate Portfolio - Service Class
Putnam VT Income Fund - Class 1B	VY® Clarion Global Real Estate Portfolio - Service 2 Class
Putnam VT International Equity Fund - Class 1B	VY® Clarion Real Estate Portfolio - Adviser Class
Putnam VT International Value Fund - Class 1B	VY® Clarion Real Estate Portfolio - Service Class
Putnam VT Mortgage Securities Fund - Class 1B	VY® Clarion Real Estate Portfolio - Service 2 Class
Putnam VT Multi-Cap Core Fund - Class IB Shares	VY® Invesco Growth and Income Portfolio - Adviser Class
Putnam VT Small Cap Value Fund - Class 1B	VY® Invesco Growth and Income Portfolio - Service Class
T. Rowe Price Equity Series, Inc.:	VY® Invesco Growth and Income Portfolio - Service 2 Class
T. Rowe Price Blue Chip Growth Portfolio - II	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
T. Rowe Price Health Sciences Portfolio - II	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Variable Insurance Trust:	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
MFS VIT Utilities Series Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Voya Balanced Portfolio, Inc.:	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
Voya Balanced Portfolio - Class S	VY® Morgan Stanley Global Franchise Portfolio - Service Class
Voya Intermediate Bond Portfolio:	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class
Voya Intermediate Bond Portfolio - Class A	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Voya Intermediate Bond Portfolio - Class S	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Voya Investors Trust (continued):	Voya Variable Funds:
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	Voya Growth and Income Portfolio - Class A
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	Voya Growth and Income Portfolio - Class I
VY® T. Rowe Price International Stock Portfolio - Adviser Class	Voya Growth and Income Portfolio - Class S
VY® T. Rowe Price International Stock Portfolio - Service Class	Voya Variable Portfolios, Inc.:
Voya Partners, Inc.:	Voya Global High Dividend Low Volatility Portfolio - Class A
Voya Global Bond Portfolio - Adviser Class	Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Global Bond Portfolio - Service Class	Voya Index Plus LargeCap Portfolio - Class S
Voya International High Dividend Low Volatility Portfolio -Adviser Class	Voya Index Plus MidCap Portfolio - Class S
Voya International High Dividend Low Volatility Portfolio -Service Class	Voya Index Plus SmallCap Portfolio - Class S
Voya Solution 2025 Portfolio - Adviser Class	Voya International Index Portfolio - Class A
Voya Solution 2025 Portfolio - Service Class	Voya International Index Portfolio - Class S
Voya Solution 2035 Portfolio - Adviser Class	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Solution 2035 Portfolio - Service Class	Voya Russell™ Large Cap Index Portfolio - Class A
Voya Solution 2045 Portfolio - Adviser Class	Voya Russell™ Large Cap Index Portfolio - Class S
Voya Solution 2045 Portfolio - Service Class	Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Solution 2055 Portfolio - Adviser Class	Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Solution Income Portfolio - Adviser Class	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Solution Income Portfolio - Service Class	Voya Russell™ Mid Cap Index Portfolio - Class A
Voya Solution Moderately Aggressive Portfolio - Service Class	Voya Russell™ Mid Cap Index Portfolio - Class S
VY® American Century Small-Mid Cap Value Portfolio – Adviser Class	Voya Russell™ Small Cap Index Portfolio - Class A
VY® American Century Small-Mid Cap Value Portfolio – Service Class	Voya Russell™ Small Cap Index Portfolio - Class S
VY® Baron Growth Portfolio - Adviser Class	Voya Small Company Portfolio - Class A
VY® Columbia Contrarian Core Portfolio - Adviser Class	Voya Small Company Portfolio - Class S
VY® Columbia Small Cap Value II Portfolio - Adviser Class	Voya U.S. Bond Index Portfolio - Class S
VY® Columbia Small Cap Value II Portfolio - Service Class	Voya Variable Products Trust:
VY® Invesco Equity and Income Portfolio - Adviser Class	Voya MidCap Opportunities Portfolio - Class A
VY® Invesco Equity and Income Portfolio - Initial Class	Voya MidCap Opportunities Portfolio - Class S
VY® Invesco Equity and Income Portfolio - Service Class	Voya SmallCap Opportunities Portfolio - Class A
VY® Invesco Equity and Income Portfolio - Service 2 Class	Voya SmallCap Opportunities Portfolio - Class S
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	Wells Fargo Funds Trust:
VY® JPMorgan Mid Cap Value Portfolio - Service Class	Wells Fargo VT Omega Growth Fund - Class 2
VY® Invesco Oppenheimer Global Portfolio - Adviser Class	Wells Fargo Variable Trust:
VY® Invesco Oppenheimer Global Portfolio - Initial Class	Wells Fargo VT Index Asset Allocation Fund - Class 2
VY® Invesco Oppenheimer Global Portfolio - Service Class	Wells Fargo VT Small Cap Growth Fund - Class 2
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S
Voya Strategic Allocation Growth Portfolio - Class S
Voya Strategic Allocation Moderate Portfolio - Class S

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

The names of certain Divisions were changed during 2020 because of fund name changes or mergers. The following is a summary of current and former names for those Divisions:

Current Name	Former Name

Federated Hermes Insurance Series:	Federated Insurance Series:
Federated Hermes High Income Bond Fund II - Service Shares	Federated High Income Bond Fund II - Service Shares
Federated Hermes Kaufmann Fund II - Service Shares	Federated Kaufmann Fund II - Service Shares

MFS® Series Trust VIII:	MFS® Series Trust VIII:
MFS VIT II Income Portfolio - Service Class	MFS VIT II Strategic Income Portfolio - Service Class

Voya Variable Portfolios, Inc:	Voya Variable Portfolios, Inc:
Voya Global High Dividend Low Volatility Portfolio - Class A	Voya Global Equity Portfolio - Class A
Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Global Equity Portfolio - Class S

During 2020, the following Divisions were closed to all contract owners because of fund substitutions:

Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class 1
Voya Variable Portfolios, Inc:
Voya Euro STOXX 50® Index Portfolio - Class A
Voya FTSE 100® Index Portfolio - Class A
Voya Hang Seng Index Portfolio - Class S
Voya Japan TOPIX® Index Portfolio - Class A

Contents

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. To the extent that benefits to be paid to the contract owners exceed their account values, VIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including premiums, death benefits, surrenders and withdrawals, contract charges, and cost of insurance and administrative charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VIAC).

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements were issued.

On January 30, 2020, the World Health Organization ("WHO") declared that the coronavirus disease 2019 ("COVID-19") outbreak was a global health emergency. On March 11, 2020, the WHO raised the COVID-19 outbreak to "pandemic" status. Between that time and the issuance of these financial statements, many cities, states and countries issued and revised shelter in place orders requesting or requiring citizens to remain at home. These orders also included restrictions on travel, closures of businesses, and restrictions on those businesses allowed to remain open. Many of these orders remain in place as of the financial statement issuance date. To date, more than 500,000 Americans and more than two million people globally have died from COVID-19. Though volatility has persisted in financial markets throughout 2020 and into 2021, the major stock indices all trade significantly higher as of the financial statement issuance date compared with pre-COVID-19 levels. Market recovery is largely attributable to unprecedented fiscal stimulus including emergency relief from the United States federal government of $2.8 trillion and $2.2 trillion in 2021 and 2020, respectively, and in anticipation of additional fiscal stimulus proposed by the Biden administration. Through the issuance of these financial statements, COVID-19 has not resulted in a material adverse impact to the Account's financial statements. The extent of any future impact of the COVID-19 pandemic on the Account’s business and its financial and operational performance will depend on future developments, including (i) the duration, spread, severity, and any recurrence of the COVID-19 pandemic, including through any new variant strains of the underlying virus; (ii) the effectiveness and availability of vaccines; (iii) the duration and scope of related federal, state, and local government orders and restrictions; and (iv) the impact of the COVID-19 pandemic on financial markets, all of which are highly uncertain and cannot be predicted.

3.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2020 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2020. The Account had no liabilities as of December 31, 2020.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees

Under the terms of all Contracts, certain charges and fees are incurred by the Contracts to cover VIAC’s expenses in connection with the issuance and administration of the Contracts.

Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 0.35% to 2.20% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.15% of the assets attributable to certain Contracts. For the Voya Preferred Advantage Variable Annuity Contract ("Preferred Advantage") the Account deducts this charge at annual rates of 0.60% to cover the mortality and expense risks, as specified in the contract. For Preferred Advantage contracts with contract dates on and after November 21, 2016, the maximum daily asset based administrative fee increased to 1.15% annually. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $50 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract. These charges are assessed through the redemption of units.

Withdrawal and Distribution Charges

For certain Contracts, a charge is deducted from the accumulation value for contract owners taking more than one conventional partial withdrawal during a Contract year. For certain Contracts, annual distribution fees are deducted from the Contracts’ accumulation values. These charges are assessed through the redemption of units.

Other Contract Charges

For certain Contracts, an additional charge up to 0.60% is deducted daily from the accumulation values for contract owners who select the Premium Bonus Option feature. These charges are assessed through a reduction in unit values.

Certain Contacts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through a reduction in unit values.

Fees Waived by VIAC

Certain charges and fees for various types of Contracts may be waived by VIAC. VIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

5.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	$105	$120
American Funds Insurance Series®:
Blue Chip Income & Growth Fund - Class 4	796	648
Bond Fund - Class 4	2,877	980
Capital Income Builder Fund - Class 4	140	433
Global Growth Fund - Class 4	457	547
Growth Fund - Class 4	1,593	2,845
International Fund - Class 4	327	484
New World Fund - Class 4	97	197
BlackRock Variable Series Funds, Inc.:
BlackRock Equity Dividend V.I. Fund - Class III	610	948
BlackRock Global Allocation V.I. Fund - Class III	43,037	84,781
BlackRock High Yield V.I. Fund - Class III	386	835
BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III	61	4
Columbia Funds Series Trust II:
Columbia VP Seligman Global Technology Fund - Class 2	735	524
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class 1	13	42
Columbia Small Cap Value Fund, Variable Series - Class 2	3,107	8,918
Columbia Small Company Growth Fund, Variable Series - Class 1	3	3
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1	15	36
Deutsche Variable Series I:
DWS Core Equity VIP - Class B	140	169
Deutsche Variable Series II:
DWS Alternative Asset Allocation VIP - Class B	42	45
DWS High Income VIP - Class B	17	29
Eaton Vance Variable Trust:
Eaton Vance VT Floating-Rate Income Fund - Initial Class	435	1382
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II - Service Shares	91	82
Federated Hermes Kaufmann Fund II - Service Shares	375	137
Fidelity® Variable Insurance Products:
Fidelity® VIP Strategic Income Portfolio - Service Class 2	652	981
Fidelity® Variable Insurance Products II:
Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2	10	195
Fidelity® Variable Insurance Products V:
Fidelity® VIP FundsManager 20% Portfolio - Service Class 2	29	23
Fidelity® VIP FundsManager 60% Portfolio - Service Class 2	118	71
Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	7	3

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	$726	$787
Franklin Strategic Income VIP Fund - Class 2	71	204
Templeton Global Bond VIP Fund - Class 2	729	745
Ivy Equity Funds:
Ivy VIP Securian Real Estate Securities - Class II	93	148
Ivy Funds Variable Insurance Portfolios.
Ivy VIP Asset Strategy	16	93
Ivy VIP Balanced	228	47
Ivy VIP Energy	1,727	1,061
Ivy VIP High Income	163	124
Ivy VIP International Core Equity	1	—
Ivy VIP Mid Cap Growth	28	153
Ivy VIP Science and Technology	122	180
Ivy VIP Small Cap Core - Class II	73	96
Ivy VIP Small Cap Growth	173	149
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Service Shares	690	738
Janus Henderson Enterprise Portfolio - Service Shares	467	1,031
Janus Henderson Flexible Bond Portfolio - Service Shares	49	258
Legg Mason Partners Equity Trust:
ClearBridge Var Aggressive Growth Portfolio II	15	5
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Mid Cap Portfolio - Class II	7	22
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I	12	5
MFS® Series Trust VIII:
MFS VIT II Income Portfolio - Service Class	493	280
MFS Variable Insurance Trust:
MFS VIT Research Series Portfolio - Service Class	50	176
MFS® Variable Insurance Trust II:
MFS VIT International Intrinsic Value Portfolio - Service Class	157	264
MFS VIT Value Series - Service Class	207	164
MFS® Variable Insurance Trust III:
MFS VIT III Global Real Estate Portfolio - Service Class	65	303
Invesco Oppenheimer Main Street Fund®.
Invesco Oppenheimer V.I. Main Street Fund - Series II	106	34
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series II	94	396
Invesco Variable Insurance Fund:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II	38	92
Invesco Oppenheimer V.I. International Growth Fund - Series II	327	255
Invesco Oppenheimer V.I. Total Return Bond Fund - Service Shares	1,329	210
PIMCO Variable Insurance Trust:
PIMCO All Asset Portfolio - Administrative Class	15	144
PIMCO Low Duration Portfolio - Administrative Class	981	639
PIMCO Real Return Portfolio - Administrative Class	464	714
PIMCO Short-Term Portfolio - Administrative Class	431	718
PIMCO Total Return Portfolio - Administrative Class	1,328	958

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ProFunds:
ProFund VP Bull	$332	$1,126
ProFund VP Europe 30	87	271
ProFund VP Rising Rates Opportunity	316	191
Putnam Variable Trust:
Putnam VT Income Fund - Class 1B	563	428
Putnam VT International Equity Fund - Class 1B	1	5
Putnam VT International Value Fund - Class 1B	1	—
Putnam VT Mortgage Securities Fund - Class 1B	488	300
Putnam VT Multi-Cap Core Fund - Class IB Shares	10	9
Putnam VT Small Cap Value Fund - Class 1B	22	23
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Blue Chip Growth Portfolio - II	997	1,346
T. Rowe Price Health Sciences Portfolio - II	1,506	1,388
Variable Insurance Trust:
MFS VIT Utilities Series Portfolio - Service Class	464	588
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S	382	285
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class A	1,790	1,216
Voya Intermediate Bond Portfolio - Class S	194,156	276,225
Voya Investors Trust:
Voya Balanced Income Portfolio - Adviser Class	453	751
Voya Balanced Income Portfolio - Service Class	39,733	45,690
Voya Balanced Income Portfolio - Service 2 Class	583	682
Voya Global Perspectives® Portfolio - Class A	7,964	13,702
Voya Government Liquid Assets Portfolio - Service Class	178774	116304
Voya Government Liquid Assets Portfolio - Service 2 Class	13,812	12,034
Voya High Yield Portfolio - Adviser Class	263	208
Voya High Yield Portfolio - Service Class	20,422	49,210
Voya Large Cap Growth Portfolio - Adviser Class	185,321	244,914
Voya Large Cap Growth Portfolio - Institutional Class	7	0
Voya Large Cap Growth Portfolio - Service Class	143,685	227,887
Voya Large Cap Growth Portfolio - Service 2 Class	1,577	2,648
Voya Large Cap Value Portfolio - Adviser Class	37	70
Voya Large Cap Value Portfolio - Service Class	68,527	84,224
Voya Limited Maturity Bond Portfolio - Service Class	583	2,983
Voya Retirement Conservative Portfolio - Adviser Class	39,839	47,997
Voya Retirement Growth Portfolio - Adviser Class	146,718	333,100
Voya Retirement Moderate Growth Portfolio - Adviser Class	104,613	224,859
Voya Retirement Moderate Portfolio - Adviser Class	52,268	121,597
Voya U.S. Stock Index Portfolio - Service Class	14,321	37,113
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	872	50
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	19,137	19,740
VY® Clarion Global Real Estate Portfolio - Adviser Class	44	94
VY® Clarion Global Real Estate Portfolio - Service Class	9,290	8,679
VY® Clarion Global Real Estate Portfolio - Service 2 Class	96	67
VY® Clarion Real Estate Portfolio - Adviser Class	102	63

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust (continued):
VY® Clarion Real Estate Portfolio - Service Class	$14,984	$17,605
VY® Clarion Real Estate Portfolio - Service 2 Class	1,433	1,480
VY® Invesco Growth and Income Portfolio - Adviser Class	350	286
VY® Invesco Growth and Income Portfolio - Service Class	27,176	41,812
VY® Invesco Growth and Income Portfolio - Service 2 Class	2,900	3,579
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	180	555
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	23,763	58,051
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	663	1,593
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	255	283
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	296	249
VY® Morgan Stanley Global Franchise Portfolio - Service Class	24,819	39,641
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	3,745	5,552
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	7,906	5,702
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	215,520	315,831
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	5,243	10,139
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	285	212
VY® T. Rowe Price International Stock Portfolio - Adviser Class	116	488
VY® T. Rowe Price International Stock Portfolio - Service Class	9,670	18,421
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	187	173
Voya Global Bond Portfolio - Service Class	181	423
Voya International High Dividend Low Volatility Portfolio - Adviser Class	316	92
Voya International High Dividend Low Volatility Portfolio - Service Class	50,159	41,078
Voya Solution 2025 Portfolio - Adviser Class	236	51
Voya Solution 2025 Portfolio - Service Class	816	1,299
Voya Solution 2035 Portfolio - Adviser Class	8	134
Voya Solution 2035 Portfolio - Service Class	876	916
Voya Solution 2045 Portfolio - Adviser Class	8	24
Voya Solution 2045 Portfolio - Service Class	88	69
Voya Solution 2055 Portfolio - Adviser Class	—	—
Voya Solution Income Portfolio - Adviser Class	195	164
Voya Solution Income Portfolio - Service Class	584	2,366
Voya Solution Moderately Aggressive Portfolio - Service Class	45,345	69,731
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	273	223
VY® American Century Small-Mid Cap Value Portfolio - Service Class	153	478
VY® Baron Growth Portfolio - Adviser Class	168	459
VY® Columbia Contrarian Core Portfolio - Adviser Class	310	268
VY® Columbia Small Cap Value II Portfolio - Adviser Class	38	129
VY® Columbia Small Cap Value II Portfolio - Service Class	4,226	10,050
VY® Invesco Equity and Income Portfolio - Adviser Class	144	63
VY® Invesco Equity and Income Portfolio - Initial Class	64	235
VY® Invesco Equity and Income Portfolio - Service Class	23,062	61,816
VY® Invesco Equity and Income Portfolio - Service 2 Class	19,196	46,428
VY® Invesco Oppenheimer Global Portfolio - Adviser Class	118	286
VY® Invesco Oppenheimer Global Portfolio - Initial Class	172	430
VY® Invesco Oppenheimer Global Portfolio - Service Class	7,552	26,173
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	216	366
VY® JPMorgan Mid Cap Value Portfolio - Service Class	8,545	14,633

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc.: (continued)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	$252	$59
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	1,049	1,247
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	492	539
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S	336	202
Voya Strategic Allocation Growth Portfolio - Class S	43	15
Voya Strategic Allocation Moderate Portfolio - Class S	55	158
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	88,702	120,397
Voya Growth and Income Portfolio - Class I	68	50
Voya Growth and Income Portfolio - Class S	45,438	61,121
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A	6,575	12,123
Voya FTSE 100® Index Portfolio - Class A	344	2,973
Voya Global High Dividend Low Volatility Portfolio - Class A	—	1
Voya Global High Dividend Low Volatility Portfolio - Class S	19,954	69,977
Voya Hang Seng Index Portfolio - Class S	7,097	16,979
Voya Index Plus LargeCap Portfolio - Class S	11,918	19,537
Voya Index Plus MidCap Portfolio - Class S	1,101	8,614
Voya Index Plus SmallCap Portfolio - Class S	1,542	6,135
Voya International Index Portfolio - Class A	19,543	68,089
Voya International Index Portfolio - Class S	660	3,415
Voya Japan TOPIX® Index Portfolio - Class A	2,550	5,599
Voya Russell™ Large Cap Growth Index Portfolio - Class S	55,794	106,870
Voya Russell™ Large Cap Index Portfolio - Class A	778	943
Voya Russell™ Large Cap Index Portfolio - Class S	45,663	65,318
Voya Russell™ Large Cap Value Index Portfolio - Class I	3	34
Voya Russell™ Large Cap Value Index Portfolio - Class S	37,603	121,048
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	37,246	101,878
Voya Russell™ Mid Cap Index Portfolio - Class A	550	715
Voya Russell™ Mid Cap Index Portfolio - Class S	25,834	31,554
Voya Russell™ Small Cap Index Portfolio - Class A	332	698
Voya Russell™ Small Cap Index Portfolio - Class S	30,232	65,322
Voya Small Company Portfolio - Class A	27	23
Voya Small Company Portfolio - Class S	2,674	11,288
Voya U.S. Bond Index Portfolio - Class S	55,842	32,547
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class A	176	298
Voya MidCap Opportunities Portfolio - Class S	45,302	132,438
Voya SmallCap Opportunities Portfolio - Class A	126	357
Voya SmallCap Opportunities Portfolio - Class S	296	5,271
Wells Fargo Funds Trust:
Wells Fargo VT Omega Growth Fund - Class 2	52	197
Wells Fargo Variable Trust:
Wells Fargo VT Index Asset Allocation Fund - Class 2	61	93
Wells Fargo VT Small Cap Growth Fund - Class 2	16	23

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

6.	Changes in Units

The changes in units outstanding for the years ended December 31, 2020 and 2019 are shown in the following table:

	Year ended December 31,
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AIM Variable Insurance Funds:
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	11,161	13,501	(2,340)	1,054	1,044	10
American Funds Insurance Series®:
Blue Chip Income & Growth Fund - Class 4	61,950	57,051	4,899	22,436	47,749	(25,313)
Bond Fund - Class 4	257,225	101,648	155,577	83,682	34,560	49,122
Capital Income Builder Fund - Class 4	5,759	35,342	(29,583)	13,943	56,062	(42,119)
Global Growth Fund - Class 4	24,353	31,767	(7,414)	5,910	26,207	(20,297)
Growth Fund - Class 4	84,652	138,556	(53,904)	22,537	106,047	(83,510)
International Fund - Class 4	28,181	38,826	(10,645)	2,946	20,635	(17,689)
New World Fund - Class 4	6,334	13,616	(7,282)	3,594	9,598	(6,004)
BlackRock Variable Series Funds, Inc.:
BlackRock Equity Dividend V.I. Fund - Class III	34,861	76,931	(42,070)	16,364	60,004	(43,640)
BlackRock Global Allocation V.I. Fund - Class III	864,190	5,968,563	(5,104,373)	505,351	6,948,374	(6,443,023)
BlackRock High Yield V.I. Fund - Class III	29,492	77,074	(47,582)	28,508	24,084	4,424
BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III	4,191	198	3,993	22	96	(74)
Columbia Funds Series Trust II:
Columbia VP Seligman Global Technology Fund - Class 2	34,824	32,166	2,658	22,581	27,102	(4,521)
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class 1	—	1,621	(1,621)	56	1,653	(1,597)
Columbia Small Cap Value Fund, Variable Series - Class 2	63,248	297,315	(234,067)	23,068	314,420	(291,352)
Columbia Small Company Growth Fund, Variable Series - Class 1	152	150	2	1,676	1,670	6
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1	693	1,497	(804)	4,007	3,217	790
Deutsche Variable Series I:
DWS Core Equity VIP - Class B	5,317	10,999	(5,682)	648	4,998	(4,350)
Deutsche Variable Series II:
DWS Alternative Asset Allocation VIP - Class B	2,487	3,707	(1,220)	29	4,944	(4,915)
DWS High Income VIP - Class B	786	2,226	(1,440)	503	286	217

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31,
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Eaton Vance Variable Trust:
Eaton Vance VT Floating-Rate Income Fund - Initial Class	32,308	129,593	(97,285)	25,698	163,204	(137,506)
Federated Hermes Insurance Series:
Federated Hermes High Income Bond Fund II - Service Shares	6,977	7,343	(366)	456	4,170	(3,714)
Federated Hermes Kaufmann Fund II - Service Shares	20,348	9,816	10,532	8,389	12,915	(4,526)
Fidelity® Variable Insurance Products:
Fidelity® VIP Strategic Income Portfolio - Service Class 2	46,767	86,137	(39,370)	33,530	41,717	(8,187)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2	1,321	16,398	(15,077)	464	9,420	(8,956)
Fidelity® Variable Insurance Products V:
Fidelity® VIP FundsManager 20% Portfolio - Service Class 2	2,092	1,806	286	—	—	—
Fidelity® VIP FundsManager 60% Portfolio - Service Class 2	5,839	4,692	1,147	13,104	3,036	10,068
Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	303	146	157	687	1,056	(369)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	6,888	21,796	(14,908)	2,804	24,256	(21,452)
Franklin Strategic Income VIP Fund - Class 2	3,058	18,911	(15,853)	6,677	12,308	(5,631)
Templeton Global Bond VIP Fund - Class 2	47,090	74,492	(27,402)	47,865	54,660	(6,795)
Ivy Equity Funds:
Ivy VIP Securian Real Estate Securities - Class II	6,726	17,173	(10,447)	9,320	2,259	7,061
Ivy Funds Variable Insurance Portfolios:
Ivy VIP Asset Strategy	624	8,250	(7,626)	285	15,110	(14,825)
Ivy VIP Balanced	12,766	3,527	9,239	17,867	1,081	16,786
Ivy VIP Energy	601,120	356,547	244,573	12,811	9,931	2,880
Ivy VIP High Income	7,196	10,788	(3,592)	6,196	6,323	(127)
Ivy VIP International Core Equity	56	1	55	61	15	46
Ivy VIP Mid Cap Growth	113	9,680	(9,567)	51	16,583	(16,532)
Ivy VIP Science and Technology	365	9,741	(9,376)	540	7,916	(7,376)
Ivy VIP Small Cap Core - Class II	2,578	6,063	(3,485)	3,451	1,227	2,224
Ivy VIP Small Cap Growth	13,303	10,178	3,125	21,349	16,349	5,000
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Service Shares	41,875	53,828	(11,953)	41,376	48,204	(6,828)
Janus Henderson Enterprise Portfolio - Service Shares	19,241	62,442	(43,201)	14,264	26,699	(12,435)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31,
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Janus Aspen Series: (continued)
Janus Henderson Flexible Bond Portfolio - Service Shares	3,053	22,924	(19,871)	4,410	18,850	(14,441)
Legg Mason Partners Equity Trust:
ClearBridge Var Aggressive Growth Portfolio II	415	380	35	1,459	259	1,200
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Mid Cap Portfolio - Class II	572	1,679	(1,107)	166	1,762	(1,596)
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I	383	169	214	12	10	2
MFS® Series Trust VIII:
MFS VIT II Income Portfolio - Service Class	42,588	24,756	17,832	1,956	3,491	(1,535)
MFS Variable Insurance Trust:
MFS VIT Research Series Portfolio - Service Class	2,249	11,195	(8,946)	5,171	6,635	(1,464)
MFS® Variable Insurance Trust II:
MFS VIT International Intrinsic Value Portfolio - Service Class	13,239	20,807	(7,568)	6,970	994	5,976
MFS VIT Value Series - Service Class	16,810	16,533	277	17,666	4,939	12,727
MFS® Variable Insurance Trust III:
MFS VIT III Global Real Estate Portfolio - Service Class	2,812	28,804	(25,992)	20,160	16,562	3,598
Invesco Oppenheimer Main Street Fund®:
Invesco Oppenheimer V.I. Main Street Fund - Series II	3,492	2,332	1,160	159	7,675	(7,516)
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series II	2,233	8,807	(6,574)	15,524	15,504	20
Invesco Variable Insurance Fund:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II	262	4,408	(4,146)	5,633	9,542	(3,909)
Invesco Oppenheimer V.I. International Growth Fund - Series II	23,414	17,726	5,688	2,567	45,630	(43,063)
Invesco Oppenheimer V.I. Total Return Bond Fund - Service Shares	121,968	26,439	95,529	16,385	2,192	14,193
PIMCO Variable Insurance Trust:
PIMCO All Asset Portfolio - Administrative Class	887	13,295	(12,408)	4,591	4,045	546
PIMCO Low Duration Portfolio - Administrative Class	102,428	70,358	32,070	86,571	43,009	43,562
PIMCO Real Return Portfolio - Administrative Class	34,605	52,629	(18,024)	16,630	53,455	(36,825)
PIMCO Short-Term Portfolio - Administrative Class	36,770	64,939	(28,169)	44,261	62,406	(18,145)
PIMCO Total Return Portfolio - Administrative Class	114,479	94,408	20,071	59,759	100,839	(41,080)
ProFunds:
ProFund VP Bull	1,180	56,613	(55,433)	1,601	75,487	(73,886)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31,
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
ProFunds: (continued)
ProFund VP Europe 30	6,672	29,334	(22,662)	2,032	27,971	(25,939)
ProFund VP Rising Rates Opportunity	312,949	171,029	141,920	213,088	93,942	119,146
Putnam Variable Trust:
Putnam VT Income Fund - Class 1B	44,623	37,107	7,516	26,994	10,576	16,418
Putnam VT International Equity Fund - Class 1B	56	408	(352)	17	267	(250)
Putnam VT International Value Fund - Class 1B	94	—	94	—	—	—
Putnam VT Mortgage Securities Fund - Class 1B	34,420	26,501	7,919	13,351	24,347	(10,996)
Putnam VT Multi-Cap Core Fund - Class IB Shares	87	453	(366)	31	3,852	(3,821)
Putnam VT Small Cap Value Fund - Class 1B	2,649	2,495	154	3,660	5,975	(2,315)
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Blue Chip Growth Portfolio - II	39,308	70,314	(31,006)	27,329	77,746	(50,417)
T. Rowe Price Health Sciences Portfolio - II	78,227	86,009	(7,782)	17,751	82,191	(64,440)
Variable Insurance Trust:
MFS VIT Utilities Series Portfolio - Service Class	30,659	46,781	(16,122)	46,449	16,483	29,966
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S	24,498	23,085	1,413	12,928	34,359	(21,431)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class A	140,977	110,800	30,177	89,178	60,214	28,964
Voya Intermediate Bond Portfolio - Class S	15,957,455	25,553,376	(9,595,921)	10,346,844	23,906,622	(13,559,778)
Voya Investors Trust:
Voya Balanced Income Portfolio - Adviser Class	20,424	63,582	(43,158)	9,521	19,136	(9,615)
Voya Balanced Income Portfolio - Service Class	1,685,318	3,386,989	(1,701,671)	1,094,838	3,016,276	(1,921,438)
Voya Balanced Income Portfolio - Service 2 Class	2,302	34,579	(32,277)	72,057	55,226	16,831
Voya Global Perspectives® Portfolio - Class A	290,610	1,069,348	(778,738)	290,833	1,429,215	(1,138,382)
Voya Government Liquid Assets Portfolio - Service Class	24,469,167	18,916,720	5,552,447	13,289,088	16,407,496	(3,118,408)
Voya Government Liquid Assets Portfolio - Service 2 Class	1,608,136	1,409,533	198,603	283,426	466,430	(183,004)
Voya High Yield Portfolio - Adviser Class	17,005	14,365	2,640	6,462	27,480	(21,018)
Voya High Yield Portfolio - Service Class	901,574	2,673,956	(1,772,382)	1,259,354	2,713,515	(1,454,161)
Voya Large Cap Growth Portfolio - Adviser Class	1,900,740	10,044,239	(8,143,499)	1,167,787	11,556,302	(10,388,515)
Voya Large Cap Growth Portfolio - Institutional Class	—	—	—	—	1,234	(1,234)
Voya Large Cap Growth Portfolio - Service Class	155,060	5,134,432	(4,979,372)	182,445	6,010,990	(5,828,545)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31,
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Investors Trust: (continued)
Voya Large Cap Growth Portfolio - Service 2 Class	1,735	61,818	(60,083)	1,080	71,223	(70,143)
Voya Large Cap Value Portfolio - Adviser Class	205	6,345	(6,140)	84	1,266	(1,182)
Voya Large Cap Value Portfolio - Service Class	1,419,373	5,137,939	(3,718,566)	816,082	6,010,494	(5,194,412)
Voya Limited Maturity Bond Portfolio - Service Class	17,307	131,790	(114,483)	12,801	164,024	(151,223)
Voya Retirement Conservative Portfolio - Adviser Class	4,270,413	5,580,052	(1,309,639)	3,538,546	5,592,485	(2,053,939)
Voya Retirement Growth Portfolio - Adviser Class	1,723,636	19,359,574	(17,635,938)	1,723,714	23,115,049	(21,391,335)
Voya Retirement Moderate Growth Portfolio - Adviser Class	1,667,538	13,411,775	(11,744,237)	1,601,908	16,332,908	(14,731,000)
Voya Retirement Moderate Portfolio - Adviser Class	2,008,750	8,574,989	(6,566,239)	2,438,850	9,499,689	(7,060,839)
Voya U.S. Stock Index Portfolio - Service Class	1,125,116	4,026,834	(2,901,718)	21,952,982	439,343	21,513,639
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	79,172	4,600	74,572	13,430	15,799	(2,369)
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	2,639,696	2,644,992	(5,296)	1,486,987	3,018,027	(1,531,040)
VY® Clarion Global Real Estate Portfolio - Adviser Class	1,898	9,022	(7,124)	243	3,012	(2,769)
VY® Clarion Global Real Estate Portfolio - Service Class	216,731	608,744	(392,013)	51,292	713,291	(661,999)
VY® Clarion Global Real Estate Portfolio - Service 2 Class	920	4,526	(3,606)	523	8,572	(8,049)
VY® Clarion Real Estate Portfolio - Adviser Class	2,871	6,192	(3,321)	4,026	11,247	(7,221)
VY® Clarion Real Estate Portfolio - Service Class	47,536	204,448	(156,912)	11,263	231,294	(220,031)
VY® Clarion Real Estate Portfolio - Service 2 Class	12,491	43,869	(31,378)	4,469	55,457	(50,988)
VY® Invesco Growth and Income Portfolio - Adviser Class	13,216	13,473	(257)	3,461	38,823	(35,362)
VY® Invesco Growth and Income Portfolio - Service Class	228,996	1,012,992	(783,996)	142,502	1,115,545	(973,043)
VY® Invesco Growth and Income Portfolio - Service 2 Class	26,762	132,491	(105,729)	15,702	162,098	(146,396)
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	8,533	42,841	(34,308)	17,720	43,815	(26,095)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	595,604	2,390,025	(1,794,421)	735,231	2,200,126	(1,464,895)
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	1,226	37,922	(36,696)	2,260	46,564	(44,304)
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	24,865	28,649	(3,784)	4,396	27,819	(23,423)
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	7,026	14,679	(7,653)	8,636	26,530	(17,894)
VY® Morgan Stanley Global Franchise Portfolio - Service Class	392,221	1,189,372	(797,151)	401,903	1,463,613	(1,061,710)
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	26,068	130,554	(104,486)	7,434	152,153	(144,719)
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	352,270	473,481	(121,211)	309,178	290,692	18,486
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	1,511,410	4,825,799	(3,314,389)	2,107,883	5,811,894	(3,704,011)
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	37,853	253,996	(216,143)	47,388	300,330	(252,942)
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	17,446	17,997	(551)	3,608	9,510	(5,902)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31,
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Investors Trust: (continued)
VY® T. Rowe Price International Stock Portfolio - Adviser Class	8,891	42,999	(34,108)	23,621	9,107	14,514
VY® T. Rowe Price International Stock Portfolio - Service Class	540,890	1,243,996	(703,106)	421,431	1,418,665	(997,234)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	15,798	16,254	(456)	1,775	11,418	(9,643)
Voya Global Bond Portfolio - Service Class	6,478	26,095	(19,617)	13,246	37,868	(24,622)
Voya International High Dividend Low Volatility Portfolio - Adviser Class	22,060	8,809	13,251	4,128	7,166	(3,038)
Voya International High Dividend Low Volatility Portfolio - Service Class	1,383,519	3,859,186	(2,475,667)	999,878	4,251,101	(3,251,223)
Voya Solution 2025 Portfolio - Adviser Class	15,890	3,693	12,197	11,198	12,451	(1,253)
Voya Solution 2025 Portfolio - Service Class	2,711	64,704	(61,993)	7,765	105,123	(97,358)
Voya Solution 2035 Portfolio - Adviser Class	9	10,840	(10,831)	7,249	10,102	(2,853)
Voya Solution 2035 Portfolio - Service Class	11,603	41,015	(29,412)	451	26,304	(25,853)
Voya Solution 2045 Portfolio - Adviser Class	—	1,721	(1,721)	2,626	1,801	825
Voya Solution 2045 Portfolio - Service Class	1,420	2,867	(1,447)	386	6,352	(5,966)
Voya Solution 2055 Portfolio - Adviser Class	1	4	(3)	1	7,818	(7,817)
Voya Solution Income Portfolio - Adviser Class	13,391	11,549	1,842	31,572	45,468	(13,896)
Voya Solution Income Portfolio - Service Class	16,609	131,513	(114,904)	46,683	148,653	(101,970)
Voya Solution Moderately Aggressive Portfolio - Service Class	526,109	5,501,798	(4,975,689)	353,793	6,344,669	(5,990,876)
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	17,414	15,408	2,006	11,492	25,062	(13,570)
VY® American Century Small-Mid Cap Value Portfolio - Service Class	6,498	15,047	(8,549)	4,567	14,718	(10,151)
VY® Baron Growth Portfolio - Adviser Class	11,444	25,029	(13,585)	7,556	17,717	(10,161)
VY® Columbia Contrarian Core Portfolio - Adviser Class	18,283	16,777	1,506	6,398	6,765	(367)
VY® Columbia Small Cap Value II Portfolio - Adviser Class	1,686	12,129	(10,443)	1,818	24,877	(23,059)
VY® Columbia Small Cap Value II Portfolio - Service Class	172,685	619,227	(446,542)	48,466	649,079	(600,613)
VY® Invesco Equity and Income Portfolio - Adviser Class	6,761	5,406	1,355	16,968	26,307	(9,339)
VY® Invesco Equity and Income Portfolio - Initial Class	82	8,617	(8,535)	61	3,262	(3,201)
VY® Invesco Equity and Income Portfolio - Service Class	209,292	2,941,192	(2,731,900)	115,344	3,405,974	(3,290,630)
VY® Invesco Equity and Income Portfolio - Service 2 Class	682,463	3,806,887	(3,124,424)	488,581	4,056,153	(3,567,572)
VY® Invesco Oppenheimer Global Portfolio - Adviser Class	7,286	22,062	(14,776)	7,800	32,169	(24,368)
VY® Invesco Oppenheimer Global Portfolio - Initial Class	97	11,851	(11,754)	491	14,612	(14,121)
VY® Invesco Oppenheimer Global Portfolio - Service Class	235,636	1,058,438	(822,802)	266,230	1,165,076	(898,846)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	10,570	34,567	(23,997)	1,329	23,353	(22,024)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31,
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Partners, Inc.: (continued)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	85,134	619,449	(534,315)	12,079	612,250	(600,171)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	13,813	6,072	7,741	4,270	10,825	(6,555)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	9,052	23,759	(14,707)	12,712	39,392	(26,680)
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	19,928	30,575	(10,647)	9,540	35,061	(25,521)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S	8,841	7,573	1,268	34,751	25,902	8,849
Voya Strategic Allocation Growth Portfolio - Class S	76	433	(357)	219	12,871	(12,652)
Voya Strategic Allocation Moderate Portfolio - Class S	70	5,981	(5,911)	1,490	2,259	(769)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	932,848	5,676,488	(4,743,640)	746,199	6,909,294	(6,163,096)
Voya Growth and Income Portfolio - Class I	14	2,299	(2,285)	—	3,412	(3,412)
Voya Growth and Income Portfolio - Class S	150,696	2,932,813	(2,782,117)	138,731	3,838,154	(3,699,423)
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A	3,704	1,560,063	(1,556,359)	166,793	428,704	(261,911)
Voya FTSE 100® Index Portfolio - Class A	6,433	317,459	(311,026)	55,077	104,079	(49,002)
Voya Global High Dividend Low Volatility Portfolio - Class A	7	70	(63)	29	154	(125)
Voya Global High Dividend Low Volatility Portfolio - Class S	1,136,807	5,702,285	(4,565,478)	12,581,981	5,096,161	7,485,820
Voya Hang Seng Index Portfolio - Class S	2,745	1,123,100	(1,120,355)	92,709	343,470	(250,761)
Voya Index Plus LargeCap Portfolio - Class S	32,504	774,561	(742,057)	24,532	1,077,904	(1,053,372)
Voya Index Plus MidCap Portfolio - Class S	48,409	322,560	(274,151)	14,003	366,503	(352,500)
Voya Index Plus SmallCap Portfolio - Class S	60,377	260,426	(200,049)	23,930	276,462	(252,532)
Voya International Index Portfolio - Class A	1,991,133	6,909,070	(4,917,937)	1,139,705	8,139,706	(7,000,001)
Voya International Index Portfolio - Class S	35,807	333,784	(297,977)	16,206	316,680	(300,474)
Voya Japan TOPIX® Index Portfolio - Class A	2,213	453,073	(450,860)	168,992	256,674	(87,682)
Voya Russell™ Large Cap Growth Index Portfolio - Class S	1,770,341	3,271,675	(1,501,334)	7,794,787	1,740,912	6,053,875
Voya Russell™ Large Cap Index Portfolio - Class A	46,722	70,107	(23,385)	48,411	30,517	17,894
Voya Russell™ Large Cap Index Portfolio - Class S	2,412,144	3,783,240	(1,371,096)	1,638,533	3,576,936	(1,938,403)
Voya Russell™ Large Cap Value Index Portfolio - Class I	160	2,700	(2,540)	—	555	(555)
Voya Russell™ Large Cap Value Index Portfolio - Class S	1,263,089	5,111,939	(3,848,850)	20,951,264	1,813,935	19,137,329
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	716,903	2,910,773	(2,193,870)	8,646,249	1,777,399	6,868,850
Voya Russell™ Mid Cap Index Portfolio - Class A	8,540	55,917	(47,377)	21,458	37,741	(16,283)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31,
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Variable Portfolios, Inc.: (continued)
Voya Russell™ Mid Cap Index Portfolio - Class S	601,292	1,786,681	(1,185,389)	577,454	1,707,099	(1,129,645)
Voya Russell™ Small Cap Index Portfolio - Class A	15,611	57,645	(42,034)	19,088	15,585	3,503
Voya Russell™ Small Cap Index Portfolio - Class S	1,059,830	3,815,887	(2,756,057)	11,595,794	2,033,102	9,562,692
Voya Small Company Portfolio - Class A	2,088	1,771	317	133	1,675	(1,542)
Voya Small Company Portfolio - Class S	217,521	680,714	(463,193)	117,442	677,039	(559,597)
Voya U.S. Bond Index Portfolio - Class S	6,501,300	4,755,368	1,745,932	2,814,201	3,027,977	(213,776)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class A	6,033	17,056	(11,023)	4,300	11,164	(6,864)
Voya MidCap Opportunities Portfolio - Class S	881,241	5,110,577	(4,229,336)	461,876	5,853,218	(5,391,342)
Voya SmallCap Opportunities Portfolio - Class A	10,607	32,015	(21,408)	9,319	31,834	(22,515)
Voya SmallCap Opportunities Portfolio - Class S	19,318	267,518	(248,200)	10,787	293,661	(282,874)
Wells Fargo Funds Trust:
Wells Fargo VT Omega Growth Fund - Class 2	11	4,591	(4,580)	—	3,348	(3,348)
Wells Fargo Variable Trust:
Wells Fargo VT Index Asset Allocation Fund - Class 2	—	3,025	(3,025)	—	21,621	(21,621)
Wells Fargo VT Small Cap Growth Fund - Class 2	—	439	(439)	—	223	(223)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

7.	Financial Highlights

A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2020, 2019, 2018, 2017, and 2016, follows:
	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
2020		8	$12.99	to	$12.47	$106	7.81%	0.60%	to	1.15%	9.34%	to	8.72%
2019		11	$11.88	to	$11.47	$124	—	0.60%	to	1.15%	14.23%	to	13.56%
2018		11	$10.10	to	$10.40	$109	1.64%	0.60%	to	1.15%	-7.31%	to	-7.85%
2017		12	$10.96	to	$11.22	$135	3.88%	0.60%	to	1.15%		9.14%
2016		9		$10.28		$91	0.13%		0.60%			10.90%
Blue Chip Income &Growth Fund - Class 4
2020		348	$14.91	to	$13.85	$4,902	1.47%	0.60%	to	1.15%	7.81%	to	7.20%
2019		343	$13.83	to	$12.92	$4,508	1.94%	0.60%	to	1.15%	20.37%	to	19.63%
2018		369	$10.80	to	$11.49	$4,039	1.97%	0.60%	to	1.15%	-9.53%	to	-9.92%
2017		350	$11.99	to	$12.70	$4,274	2.83%	0.60%	to	1.15%	16.09%	to	15.29%
2016	6/15/2016	43	$10.40	to	$10.94	$472	(a)	0.60%	to	1.15%		(a)
Bond Fund - Class 4
2020		362	$11.94	to	$11.55	$4,235	1.73%	0.60%	to	1.15%	8.64%	to	8.15%
2019		206	$10.99	to	$10.68	$2,233	2.78%	0.60%	to	1.15%	8.49%	to	7.77%
2018		157	$9.91	to	$10.13	$1,578	2.11%	0.60%	to	1.15%	-1.46%	to	-1.98%
2017		189	$10.11	to	$10.28	$1,936	2.21%	0.60%	to	1.15%		2.59%
2016		113		$10.02		$1,135	1.93%		0.60%			2.24%
Capital Income Builder Fund - Class 4
2020		156	$12.26	to	$12.40	$1,930	2.45%	0.60%	to	1.15%	3.46%	to	2.99%
2019		186	$11.85	to	$12.04	$2,226	2.63%	0.60%	to	1.15%	16.98%	to	16.22%
2018		228	$10.13	to	$10.36	$2,341	2.75%	0.60%	to	1.15%	-7.83%	to	-8.32%
2017		227	$10.99	to	$11.30	$2,534	2.79%	0.60%	to	1.15%	11.91%	to	11.33%
2016		91	$9.82	to	$10.15	$889	3.30%	0.60%	to	1.15%		3.15%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Global Growth Fund - Class 4
2020		114	$19.99	to	$19.95	$2,282	0.14%	0.60%	to	1.15%	29.39%	to	28.63%
2019		122	$15.45	to	$15.51	$1,882	0.96%	0.60%	to	1.15%	34.11%	to	33.36%
2018		142	$11.52	to	$11.63	$1,643	0.57%	0.60%	to	1.15%	-9.79%	to	-10.26%
2017		144	$12.77	to	$12.96	$1,855	0.63%	0.60%	to	1.15%		30.31%
2016		81		$9.80		$795	0.88%		0.60%			-0.20%
Growth Fund - Class 4
2020		404	$26.75	to	$24.67	$10,343	0.21%	0.60%	to	1.15%	50.79%	to	49.97%
2019		458	$17.74	to	$16.45	$7,805	0.58%	0.60%	to	1.15%	29.68%	to	28.92%
2018		542	$12.76	to	$13.68	$7,143	0.28%	0.60%	to	1.15%	-1.08%	to	-1.62%
2017		513	$12.97	to	$13.83	$6,904	0.52%	0.60%	to	1.15%	27.23%	to	26.54%
2016		230	$10.25	to	$10.87	$2,495	0.75%	0.60%	to	1.15%		8.48%
International Fund - Class 4
2020		123	$14.20	to	$14.90	$1,769	0.40%	0.60%	to	1.15%	12.97%	to	12.28%
2019		133	$12.57	to	$13.27	$1,711	1.21%	0.60%	to	1.15%	21.92%	to	21.30%
2018		151	$10.31	to	$10.94	$1,595	1.65%	0.60%	to	1.15%	-13.94%	to	-14.40%
2017		137	$11.98	to	$12.78	$1,682	1.62%	0.60%	to	1.15%	31.22%	to	30.41%
2016		65	$9.13	to	$9.80	$590	1.62%	0.60%	to	1.15%		2.58%
New World Fund - Class 4
2020		83	$16.80	to	$16.71	$1,398	—	0.60%	to	1.15%	22.54%	to	21.88%
2019		91	$13.71	to	$13.71	$1,244	0.79%	0.60%	to	1.15%	28.13%	to	27.30%
2018		97	$10.70	to	$10.77	$1,038	0.76%	0.60%	to	1.15%	-14.81%	to	-15.20%
2017		85	$10.77	to	$12.70	$1,077	0.93%	0.60%	to	1.15%		28.29%
2016		43		$9.79		$417	0.74%		0.60%			4.37%
BlackRock Equity Dividend V.I. Fund - Class III
2020		281	$15.73	to	$14.30	$4,258	1.71%	0.60%	to	1.15%	2.95%	to	2.44%
2019		323	$15.28	to	$13.96	$4,750	1.82%	0.60%	to	1.15%	26.70%	to	25.99%
2018		367	$11.08	to	$12.06	$4,270	1.89%	0.60%	to	1.15%	-7.94%	to	-8.51%
2017		337	$12.11	to	$13.10	$4,296	1.51%	0.60%	to	1.15%	15.83%	to	15.11%
2016		158	$10.52	to	$11.31	$1,782	1.74%	0.60%	to	1.15%		15.29%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
BlackRock Global Allocation V.I. Fund - Class III
2020		35,185	$14.35	to	$15.02	$573,393	1.17%	0.60%	to	2.35%	19.98%	to	17.80%
2019		40,288	$11.96	to	$12.75	$553,667	1.23%	0.60%	to	2.35%	17.03%	to	15.07%
2018		46,731	$10.22	to	$12.91	$555,086	0.84%	0.60%	to	2.35%	-8.09%	to	-9.77%
2017		52,688	$11.12	to	$14.10	$689,179	1.24%	0.60%	to	2.35%	13.02%	to	11.03%
2016		61,765	$9.84	to	$12.52	$723,193	1.14%	0.60%	to	2.35%	3.14%	to	1.37%
BlackkRock High Yield V.I. Fund - Class III 2020
2020		185	$13.23	to	$12.50	$2,375	4.85%	0.60%	to	1.15%	6.44%	to	5.84%
2019		232	$12.43	to	$11.81	$2,816	5.27%	0.60%	to	1.15%	14.14%	to	13.45%
2018		228	$10.41	to	$10.89	$2,418	5.61%	0.60%	to	1.15%	-3.46%	to	-3.97%
2017		200	$10.84	to	$11.28	$2,215	4.17%	0.60%	to	1.15%	6.42%	to	5.86%
2016		60	$10.24	to	$10.60	$633	4.86%	0.60%	to	1.15%		12.17%
BlackkRock 60/40 Target AllocationETF V.I Fund -Class III
2020		15	$14.50	to	$14.64	$215	1.69%	0.60%	to	1.15%	13.73%	to	13.05%
2019		11	$12.75	to	$12.95	$139	2.34%	0.60%	to	1.15%	20.51%	to	19.80%
2018		11	$10.58	to	$10.81	$117	0.83%	0.60%	to	1.15%	-5.79%	to	-6.24%
2017		11	$11.23	to	$11.53	$124	3.13%	0.60%	to	1.15%		14.01%
2016		1		$9.85		$8	1.07%		0.60%			5.57%
Columbia VP Seligman Global Technology Fund - Class 2
2020		138	$23.44	to	$22.96	$3,195	—	0.60%	to	1.15%	44.96%	to	44.13%
2019		136	$16.17	to	$15.93	$2,167	—	0.60%	to	1.15%	54.00%	to	53.17%
2018		140	$10.40	to	$10.50	$1,460	—	0.60%	to	1.15%	-9.01%	to	-9.49%
2017	5/8/2017	117	$11.49	(b)	$11.54	$1,346	(b)	0.60%	to	1.15%		(b)
2016		(b)		(b)		(b)	(b)		(b)			(b)
Columbia Small Cap Value Fund, Variable Series - Class 2
2020		1,543	$28.67	to	$21.52	$55,925	0.27%	0.95%	to	2.35%	7.54%	to	6.01%
2019		1,777	$26.66	to	$20.30	$60,537	0.27%	0.95%	to	2.35%	19.82%	to	18.16%
2018		1,777	$26.66	to	$20.30	$60,537	0.28%	0.95%	to	2.35%	19.82%	to	18.16%
2017		2,068	$17.18	to	$32.80	$59,567	0.18%	0.95%	to	2.35%	-18.94%	to	-20.09%
2016		2,242	$21.50	to	$40.59	$80,570	0.33%	0.95%	to	2.35%	12.90%	to	11.30%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Columbia Small Company Growth Fund, Variable Series - Class 1
2020		1	$83.36	to	$81.14	$83	—	1.40%	to	1.55%	68.71%	to	86.57%
2019		1		$49.41		$49	—		1.40%			38.75%
2018		1		$35.61		$35	—		1.40%			-3.15%
2017		1		$36.76		$38	—		1.40%			27.45%
2016		1		$28.85		$31	—		1.40%			11.18%
Columbia VP Large Cap Growth Fund - Class 1
2020		5	$25.72	to	$24.49	$129	—	1.40%	to	1.90%	32.85%	to	32.16%
2019		6	$19.36	to	$18.53	$112	—	1.40%	to	1.90%	28.30%	to	33.31%
2018		5	$13.90	to	$14.39	$71	—	1.45%	to	1.90%	-5.33%	to	-5.76%
2017		27	$14.75	to	$15.20	$402	—	1.45%	to	1.90%	26.25%	to	25.75%
2016		31	$11.73	to	$12.04	$370	—	1.45%	to	1.90%	-0.25%	to	-0.68%
DWS Core Equity VIP - Class B
2020		78	$18.66	to	$16.85	$1,326	0.93%	0.60%	to	1.15%	14.97%	to	14.31%
2019		84	$16.23	to	$14.74	$1,249	0.79%	0.60%	to	1.15%	29.12%	to	28.51%
2018		88	$11.47	to	$12.57	$1,022	1.77%	0.60%	to	1.15%	-6.54%	to	-7.13%
2017		72	$12.35	to	$13.45	$900	—	0.60%	to	1.15%		19.88%
2016	6/15/2016	6		$11.22		$67	(a)		0.60%			(a)
DWS Alternative Asset Allocation VIP - Class B
2020		68	$11.02	to	$11.30	$768	2.24%	0.60%	to	1.15%	4.65%	to	4.05%
2019		69	$10.53	to	$10.86	$751	3.56%	0.60%	to	1.15%	13.71%	to	13.13%
2018		74	$9.26	to	$9.60	$711	1.16%	0.60%	to	1.15%	-9.92%	to	-10.45%
2017		30	$10.28	to	$10.72	$322	0.56%	0.60%	to	1.15%		6.31%
2016		5		$9.67		$46	—		0.60%			4.43%
DWS High Income VIP - Class B
2020		10	$13.02	to	$12.38	$128	5.23%	0.60%	to	1.15%	5.17%	to	4.56%
2019		12	$12.38	to	$11.84	$140	5.39%	0.60%	to	1.15%	14.63%	to	14.07%
2018		11	$10.80	to	$10.38	$120	8.30%	0.60%	to	1.15%	-3.31%	to	-3.89%
2017		1,100	$11.17	to	$10.80	$121	8.67%	0.60%	to	1.15%		6.58%
2016		7		$10.48		$74	4.63%		0.60%			11.97%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Eaton Vance VT Floating-Rate Income Fund - Initial Class
2020		321	$11.59	to	$10.90	$3,601	3.03%	0.60%	to	1.15%	1.40%	to	0.83%
2019		418	$11.43	to	$10.81	$4,659	4.36%	0.60%	to	1.15%	6.42%	to	5.77%
2018		555	$10.22	to	$10.74	$5,850	3.98%	0.60%	to	1.15%	-0.65%	to	-1.16%
2017		389	$10.34	to	$10.81	$4,146	2.90%	0.60%	to	1.15%		2.85%
2016		244		$10.51		$2,561	3.11%		0.60%			8.24%
Federated Hermes High Income Bond Fund II - Service Shares
2020		30	$11.78	to	$11.54	$343	5.03%	0.60%	to	1.15%	4.80%	to	4.25%
2019		30	$11.24	to	$11.07	$333	6.03%	0.60%	to	1.15%	13.42%	to	12.73%
2018		34	$9.82	to	$9.91	$331	9.14%	0.60%	to	1.15%	-3.97%	to	-4.47%
2017	5/15/2017	21	$10.28	to	$10.32	$216	(b)	0.60%	to	1.15%		(b)
2016		(b)		(b)		(b)	(b)		(b)			(b)
Federated Hermes Kaufmann Fund II - Service Shares
2020		26	$20.42	to	$20.00	$518	—	0.60%	to	1.15%	27.70%	to	26.98%
2019		15	$15.99	to	$15.75	$237	—	0.60%	to	1.15%	32.70%	to	32.02%
2018		20	$11.93	to	$12.05	$234	—	0.60%	to	1.15%	2.99%	to	2.32%
2017	6/7/2017	1	$11.66	to	$11.70	$11	(b)	0.60%	to	1.15%		(b)	2.32%
2016		(b)		(b)		(b)	(b)		(b)			(b)
Fidelity® VIP Strategic Income Portfolio - Service Class 2
2020		296	$12.54	to	$11.87	$3,646	2.79%	0.60%	to	1.15%	6.54%	to	5.98%
2019		335	$11.77	to	$11.20	$3,882	3.09%	0.60%	to	1.15%	10.00%	to	9.37%
2018		343	$10.24	to	$10.70	$3,616	3.66%	0.60%	to	1.15%	-3.43%	to	-3.94%
2017		339	$10.66	to	$11.08	$3,702	4.29%	0.60%	to	1.15%		6.85%
2016		131		$10.37		$1,356	5.03%		0.60%			7.35%
Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2
2020		14	$15.27	to	$14.40	$208	0.34%	0.60%	to	1.15%	17.37%	to	16.79%
2019		29	$13.01	to	$12.33	$373	0.78%	0.60%	to	1.15%	22.62%	to	21.96%
2018		38	$10.11	to	$10.61	$399	0.86%	0.60%	to	1.15%	-13.81%	to	-14.32%
2017		25	$11.80	to	$12.31	$300	0.67%	0.60%	to	1.15%		6.12%
2016	05/02/2016	2		$11.60		$26	(a)		0.60%			(a)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Fidelity® VIP FundsManager 20% Portfolio - Service Class 2
2020		75	$12.45	to	$11.95	$894	0.93%	0.60%	to	1.15%	7.42%	to	6.79%
2019		74	$11.59	to	$11.19	$834	1.75%	0.60%	to	1.15%	9.55%	to	8.85%
2018		74	$10.28	to	$10.58	$765	2.93%	0.60%	to	1.15%		-2.49%
2017		11		$10.85		$123	1.25%		0.60%			6.58%
2016	3/4/2016	10		$10.18		$99	(a)		0.60%			(a)
Fidelity® VIP FundsManager 60% Portfolio - Service Class 2
2020		78	$15.22	to	$14.56	$1,158	0.83%	0.60%	to	1.15%	14.26%	to	13.57%
2019		77	$13.32	to	$12.82	$1,001	1.50%	0.60%	to	1.15%	19.46%	to	18.81%
2018		67	$10.79	to	$11.15	$728	1.38%	0.60%	to	1.15%	-7.08%	to	-7.54%
2017		37	$11.67	to	$12.00	$432	1.53%	0.60%	to	1.15%		16.05%
2016	4/4/2016	6		$10.34		$66	(a)		0.60%			(a)
Fidelity® VIP FundsManager 85% Portfolio - Service Class 2
2020		4	$16.78	to	$16.07	$73	—	0.60%	to	1.15%	16.53%	to	15.95%
2019		4	$14.40	to	$13.86	$60	1.78%	0.60%	to	1.15%	25.44%	to	24.64%
2018		5	$11.12	to	$11.48	$52	—	0.60%	to	1.15%	-9.68%	to	-10.11%
2017		5	$12.37	to	$12.71	$63	0.93%	0.60%	to	1.15%		22.21%
2016	10/25/2016	1		$10.40		$15	(a)		0.60%			(a)
Franklin Small Cap Value VIP Fund - Class 2
2020		185	$42.65	to	$39.74	$7,685	1.25%	0.75%	to	1.35%	4.41%	to	3.79%
2019		200	$40.85	to	$38.29	$7,983	1.08%	0.75%	to	1.35%	25.38%	to	24.64%
2018		222	$30.68	to	$32.58	$7,070	0.93%	0.75%	to	1.35%	-13.51%	to	-14.07%
2017		255	$35.60	to	$37.67	$9,456	0.49%	0.75%	to	1.35%	9.83%	to	9.16%
2016		297	$32.53	to	$34.34	$10,039	0.78%	0.75%	to	1.35%	29.19%	to	28.43%
Franklin Strategic Income VIP Fund - Class 2
2020		74	$11.41	to	$11.00	$843	4.46%	0.60%	to	1.15%	2.79%	to	2.23%
2019		90	$11.10	to	$10.76	$996	5.15%	0.60%	to	1.15%	7.45%	to	6.75%
2018		96	$10.08	to	$10.33	$986	3.07%	0.60%	to	1.15%	-2.73%	to	-3.26%
2017		122	$10.42	to	$10.62	$1,291	3.59%	0.60%	to	1.15%	3.91%	to	3.37%
2016		97	$10.08	to	$10.22	$995	2.64%	0.60%	to	1.15%		7.24%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Templeton Global Bond VIP Fund - Class 2
2020		366	$9.58	to	$10.10	$3,578	7.84%	0.60%	to	1.15%	-5.80%	to	-6.39%
2019		393	$10.17	to	$10.79	$4,101	7.08%	0.60%	to	1.15%	1.40%	to	0.84%
2018		400	$10.03	to	$10.70	$4,123	—	0.60%	to	1.15%	1.31%	to	0.85%
2017		391	$9.90	to	$10.61	$3,970	—	0.60%	to	1.15%	1.33%	to	0.66%
2016		193	$9.77	to	$10.53	$1,888	—	0.60%	to	1.15%		2.30%
Ivy VIP Securian Real Estate Securities - Class II
2020		17	$11.37	to	$11.14	$188	1.58%	0.60%	to	1.15%	-3.73%	to	-4.30%
2019		27	$11.81	to	$11.64	$318	1.18%	0.60%	to	1.15%	23.66%	to	23.04%
2018		20	$9.46	to	$9.55	$191	1.60%	0.60%	to	1.15%	-6.19%	to	-6.71%
2017	5/3/2017	18	$10.14	to	$10.18	$184	(b)	0.60%	to	1.15%		(b)
2016		(b)		(b)		(b)	(b)		(b)			(b)
Ivy VIP Asset Strategy
2020		29	$12.97	to	$14.90	$378	1.75%	0.60%	to	1.15%	13.18%	to	12.62%
2019		37	$11.46	to	$13.23	$423	1.97%	0.60%	to	1.15%	21.01%	to	20.38%
2018		51	$9.47	to	$10.99	$490	1.87%	0.60%	to	1.15%	-5.96%	to	-6.55%
2017		57	$10.07	to	$11.76	$577	1.66%	0.60%	to	1.15%		17.50%
2016		56		$8.57		$477	0.57%		0.60%			-3.16%
Ivy VIP Balanced
2020		74	$15.24	to	$14.46	$1,080	1.36%	0.60%	to	1.15%	13.39%	to	12.79%
2019		65	$13.44	to	$12.82	$834	1.48%	0.60%	to	1.15%	21.41%	to	20.72%
2018		48	$10.62	to	$11.07	$513	1.50%	0.60%	to	1.15%	-3.82%	to	-4.32%
2017		50	$11.10	to	$11.51	$557	1.29%	0.60%	to	1.15%	10.67%	to	10.12%
2016	07/08/2016	6	$10.08	to	$10.40	$67	(a)	0.60%	to	1.15%		(a)
Ivy VIP Energy
2020		315	$3.77	to	$3.92	$1,223	2.42%	0.60%	to	1.15%	-37.27%	to	-37.48%
2019		70	$6.01	to	$6.27	$430	—	0.60%	to	1.15%	2.91%	to	2.28%
2018		67	$5.84	to	$6.13	$400	—	0.60%	to	1.15%	-34.53%	to	-34.93%
2017		51	$8.92	to	$9.42	$461	0.81%	0.60%	to	1.15%	-13.15%	to	-13.66%
2016		38	$10.27	to	$10.91	$385	0.09%	0.60%	to	1.15%		33.72%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Ivy VIP High Income
2020		99	$12.74	to	$12.08	$1,244	6.40%	0.60%	to	1.15%	5.38%	to	4.86%
2019		102	$12.09	to	$11.52	$1,225	6.59%	0.60%	to	1.15%	10.51%	to	9.92%
2018		102	$10.48	to	$10.94	$1,112	6.41%	0.60%	to	1.15%	-2.67%	to	-3.32%
2017		113	$10.83	to	$11.24	$1,260	6.63%	0.60%	to	1.15%	6.04%	to	5.55%
2016		88	$10.27	to	$10.60	$937	5.77%	0.60%	to	1.15%		15.47%
Ivy VIP International Core Equity
2020		1	$12.59		$10		—	1.15%		5.98%
2019		1	$11.88		$9		—	1.15%		17.28%
2018		1	$10.13		$7		15.38%	1.15%		-18.77%
2017		1	$12.47		$6		0.67%	1.15%		—
2016	06/23/2016	2	$10.20		$18		(a)	0.60%		(a)
Ivy VIP Mid Cap Growth
2020		21	$24.05	to	$25.26	$501	—	0.60%	to	1.15%	48.09%	to	47.29%
2019		30	$16.24	to	$17.15	$494	—	0.60%	to	1.15%	37.16%	to	36.33%
2018		47	$11.84	to	$12.58	$556	—	0.60%	to	1.15%	-0.67%	to	-1.18%
2017		49	$11.92	to	$12.73	$581	—	0.60%	to	1.15%		26.14%
2016		54		$9.45		$506	—		0.60%			5.47%
Ivy VIP Science and Technology
2020		48	$22.68	to	$25.17	$1,110	—	0.60%	to	1.15%	34.52%	to	33.81%
2019		58	$16.86	to	$18.81	$988	—	0.60%	to	1.15%	48.55%	to	47.76%
2018		65	$11.35	to	$12.73	$751	—	0.60%	to	1.15%	-5.73%	to	-6.33%
2017		76	$12.04	to	$13.59	$934	—	0.60%	to	1.15%	31.30%	to	30.55%
2016		79	$9.17	to	$10.41	$722	—	0.60%	to	1.15%		0.88%
Ivy VIP Small Cap Core - Class II
2020		16	$12.99	to	$12.73	$212	—	0.60%	to	1.15%	6.39%	to	5.82%
2019		20	$12.21	to	$12.03	$241	—	0.60%	to	1.15%	23.58%	to	22.88%
2018		18	$9.79	to	$9.88	$174	—	0.60%	to	1.15%	-11.07%	to	-11.48%
2017	07/31/2017	11	$11.06	to	$11.10	$122	(b)	0.60%	to	1.15%		(b)
2016		(b)		(b)		(b)	(b)		(b)			(b)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Ivy VIP Small Cap Growth
2020		58	$18.81	to	$19.76	$1,105	—	0.60%	to	1.15%	36.80%	to	36.09%
2019		55	$13.75	to	$14.52	$763	—	0.60%	to	1.15%	22.66%	to	21.91%
2018		50	$11.21	to	$11.91	$576	0.41%	0.60%	to	1.15%	-4.68%	to	-5.18%
2017		32	$11.76	to	$12.56	$388	—	0.60%	to	1.15%		22.37%
2016		10		$9.61		$95	—		0.60%			2.23%
Janus Henderson Balanced Portfolio - Service Shares
2020		300	$16.32	to	$16.10	$4,870	1.97%	0.60%	to	1.15%	13.33%	to	12.67%
2019		312	$14.40	to	$14.29	$4,478	1.62%	0.60%	to	1.15%	21.52%	to	20.90%
2018		319	$11.82	to	$11.85	$3,776	1.99%	0.60%	to	1.15%	-0.17%	to	-0.76%
2017		265	$11.87	to	$11.91	$3,143	1.37%	0.60%	to	1.15%		17.41%
2016		117		$10.11		$1,181	2.36%		0.60%			3.69%
Janus Henderson Enterprise Portfolio - Service Shares
2020		98	$21.37	to	$19.85	$2,011	0.04%	0.60%	to	1.15%	18.46%	to	17.80%
2019		141	$18.04	to	$16.85	$2,455	0.04%	0.60%	to	1.15%	34.33%	to	33.62%
2018		154	$12.61	to	$13.43	$1,991	0.17%	0.60%	to	1.15%	-1.25%	to	-1.87%
2017		120	$12.85	to	$13.60	$1,586	0.32%	0.60%	to	1.15%	26.39%	to	25.61%
2016	05/31/2016	17	$10.23	to	$10.76	$188	(a)	0.60%	to	1.15%		(a)
Janus Henderson Flexible Bond Portfolio - Service Shares
2020		78	$11.95	to	$11.61	$925	2.32%	0.60%	to	1.15%	9.53%	to	8.91%
2019		97	$10.91	to	$10.66	$1,060	2.75%	0.60%	to	1.15%	8.67%	to	8.11%
2018		112	$9.86	to	$10.04	$1,121	2.45%	0.60%	to	1.15%	-1.86%	to	-2.47%
2017		154	$10.11	to	$10.23	$1,576	2.67%	0.60%	to	1.15%	2.71%	to	2.12%
2016		159	$9.90	to	$9.96	$1,586	2.94%	0.60%	to	1.15%		1.63%
ClearBridge Var Aggressive Growth Portfolio II
2020		7	$16.59	to	$14.95	$105	1.03%	0.60%	to	1.15%	17.00%	to	16.34%
2019		7	$14.18	to	$12.85	$89	1.36%	0.60%	to	1.15%	24.06%	to	23.32%
2018		5	$10.42	to	$11.43	$58	—	0.60%	to	1.15%	-9.14%	to	-9.63%
2017	01/04/2017	5	$11.53	to	$12.58	$64	(b)	0.60%	to	1.15%		(b)
2016		(b)		(b)		(b)	(b)		(b)			(b)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
ClearBridge Variable Mid Cap Portfolio - Class II
2020		9	$15.64	to	$15.09	$135	—	0.60%	to	1.15%	14.41%	to	13.80%
2019		10	$13.67	to	$13.26	$133	—	0.60%	to	1.15%	31.82%	to	31.16%
2018		11	$10.11	to	$10.37	$117	—	0.60%	to	1.15%	-13.29%	to	-13.81%
2017		10	$11.73	to	$11.96	$117	0.28%	0.60%	to	1.15%		11.88%
2016	3/22/2016	3		$10.69		$30	(a)		0.60%			(a)
Western Asset Core Plus VIT Portfolio - Class I
2020		1		$32.40		$18	—		1.40%			7.78%
2019		0		$30.06		$10	—		1.40%			10.60%
2018		0		$27.18		$9	—		1.40%			-3.62%
2017		1		$28.20		$37	4.39%		1.40%			4.29%
2016		1		$27.04		$36	1.72%		1.40%			3.09%
MFS VIT II Income Portfolio - Service Class
2020		45	$11.99	to	$11.74	$534	—	0.60%	to	1.15%	8.51%	to	7.81%
2019		27	$11.05	to	$10.89	$299	3.41%	0.60%	to	1.15%	10.61%	to	10.00%
2018		29	$9.90	to	$9.99	$287	3.89%	0.60%	to	1.15%	-2.73%	to	-3.23%
2017	5/2/2017	27	$10.23	to	$10.27	$279	(b)	0.60%	to	1.15%		(b)
2016		(b)		(b)		(b)	(b)		(b)			(b)
MFS VIT Research Series Portfolio - Service Class
2020		21	$18.67	to	$17.59	$381	0.47%	0.60%	to	1.15%	15.60%	to	14.97%
2019		30	$16.15	to	$15.30	$468	0.71%	0.60%	to	1.15%	31.84%	to	31.11%
2018		31	$11.67	to	$12.25	$373	0.56%	0.60%	to	1.15%	-5.19%	to	-5.74%
2017		27	$12.38	to	$12.92	$347	1.74%	0.60%	to	1.15%	22.35%	to	21.61%
2016	1/20/2016	4	$10.18	to	$10.56	$42	(a)	0.60%	to	1.15%		(a)
MFS VIT International Intrinsic Value Portfolio - Service Class
2020		32	$15.63	to	$15.31	$497	0.79%	0.60%	to	1.15%	19.50%	to	18.77%
2019		40	$13.08	to	$12.89	$515	1.38%	0.60%	to	1.15%	24.93%	to	24.18%
2018		34	$10.38	to	$10.47	$353	1.12%	0.60%	to	1.15%	-10.28%	to	-10.75%
2017	05/22/2017	31	$11.63	to	$11.67	$361	(b)	0.60%	to	1.15%		(b)
2016		(b)		(b)		(b)	(b)		(b)			(b)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
MFS VIT Value Series - Service Class
2020		53	$13.23	to	$12.96	$700	1.16%	0.60%	to	1.15%	2.64%	to	2.05%
2019		53	$12.89	to	$12.70	$680	2.22%	0.60%	to	1.15%	28.77%	to	28.02%
2018		40	$9.92	to	$10.01	$403	1.87%	0.60%	to	1.15%	-10.94%	to	-11.43%
2017	6/7/2017	21	$11.19	to	$11.24	$238	(b)	0.60%	to	1.15%		(b)
2016		(b)		(b)		(b)	(b)		(b)			(b)
MFS VIT III Global Real Estate Portfolio - Service Class
2020		49	$12.86	to	$12.60	$623	3.17%	0.60%	to	1.15%	0.55%	to	0.00%
2019		75	$12.79	to	$12.60	$953	3.22%	0.60%	to	1.15%	25.89%	to	25.25%
2018		72	$10.06	to	$10.16	$724	3.68%	0.60%	to	1.15%	-3.88%	to	-4.46%
2017	5/3/2017	55	$10.53	to	$10.57	$581	(b)	0.60%	to	1.15%		(b)
2016		(b)		(b)		(b)	(b)		(b)			(b)
Invesco Oppenheimer V.I. Main Street Fund - Series II
2020		42	$14.83	to	$14.53	$604	1.06%	0.60%	to	1.15%	13.03%	to	12.37%
2019		40	$13.12	to	$12.93	$523	0.80%	0.60%	to	1.15%	30.94%	to	30.21%
2018		48	$9.93	to	$10.02	$476	0.85%	0.60%	to	1.15%	-8.66%	to	-9.15%
2017	5/12/2017	43	$10.93	to	$10.97	$470	(b)	0.60%	to	1.15%		(b)
2016		(b)		(b)		(b)	(b)		(b)			(b)
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series II
2020		29	$54.86	to	$49.89	$1,520	0.32%	0.75%	to	1.35%	18.74%	to	18.03%
2019		35	$46.20	to	$42.27	$1,571	—	0.75%	to	1.35%	25.17%	to	24.43%
2018		35	$33.97	to	$36.91	$1,260	0.07%	0.75%	to	1.35%	-11.21%	to	-11.77%
2017		42	$35.49	to	$41.57	$1,677	0.64%	0.75%	to	1.35%	13.05%	to	12.38%
2016		53	$34.26	to	$36.77	$1,883	0.25%	0.75%	to	1.35%	16.80%	to	16.10%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II
2020		19	$23.75	to	$22.62	$433	—	0.60%	to	1.15%	39.38%	to	38.69%
2019		23	$17.04	to	$16.31	$381	—	0.60%	to	1.15%	38.20%	to	37.41%
2018		27	$11.87	to	$12.33	$324	—	0.60%	to	1.15%	-6.87%	to	-7.41%
2017		20	$12.82	to	$13.24	$267	—	0.60%	to	1.15%		27.68%
2016	5/18/2016	3		$10.37		$28	(a)		0.60%			(a)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Invesco Oppenheimer V.I. International Growth Fund - Series II
2020		84	$14.42	to	$15.16	$1,231	0.64%	0.60%	to	1.15%	20.27%	to	19.65%
2019		79	$11.99	to	$12.67	$958	0.75%	0.60%	to	1.15%	27.28%	to	26.45%
2018		122	$9.42	to	$10.02	$1,167	0.61%	0.60%	to	1.15%	-20.03%	to	-20.48%
2017		122	$11.78	to	$12.60	$1,462	1.17%	0.60%	to	1.15%	25.59%	to	25.00%
2016		80	$9.38	to	$10.08	$752	0.95%	0.60%	to	1.15%		-3.30%
Invesco Oppenheimer V.I. Total Return Bond Fund - Service Shares
2020		120	$11.83	to	$11.58	$1,400	3.25%	0.60%	to	1.15%	8.83%	to	8.12%
2019		24	$10.87	to	$10.71	$260	4.44%	0.60%	to	1.15%	8.59%	to	7.96%
2018		10	$9.92	to	$10.01	$100	1.95%	0.60%	to	1.15%	-1.96%	to	-2.46%
2017	5/9/2017	20	$10.17	to	$10.21	$207	(b)	0.60%	to	1.15%		(b)
2016		(b)		(b)		(b)	(b)		(b)			(b)
PIMCO All Asset Portfolio - Administrative Class
2020		6	$12.91	to	$12.54	$70	4.26%	0.60%	to	1.15%	7.40%	to	6.72%
2019		18	$12.02	to	$11.75	$212	3.01%	0.60%	to	1.15%	11.19%	to	10.64%
2018		17	$10.62	to	$10.81	$186	3.13%	0.60%	to	1.15%	-6.00%	to	-6.51%
2017		17	$11.36	to	$11.50	$198	4.96%	0.60%	to	1.15%		12.86%
2016		8		$10.19		$83	3.57%		0.60%			12.22%
PIMCO Low Duration Portfolio - Administrative Class
2020		239	$10.63	to	$10.39	$2,516	1.29%	0.60%	to	1.15%	2.41%	to	1.86%
2019		207	$10.38	to	$10.20	$2,131	2.98%	0.60%	to	1.15%	3.39%	to	2.82%
2018		163	$9.92	to	$10.04	$1,630	2.06%	0.60%	to	1.15%	-0.20%	to	-0.80%
2017		166	$10.00	to	$10.06	$1,663	1.17%	0.60%	to	1.15%	0.70%	to	0.10%
2016		94		$9.99		$935	1.51%	0.60%	to	1.15%		0.81%
PIMCO Real Return Portfolio - Administrative Class
2020		237	$17.00	to	$15.45	$3,871	1.42%	0.75%	to	1.35%	10.89%	to	10.20%
2019		255	$15.33	to	$14.02	$3,755	1.62%	0.75%	to	1.35%	7.65%	to	6.94%
2018		292	$13.11	to	$14.24	$3,999	2.54%	0.75%	to	1.35%	-3.00%	to	-3.53%
2017		324	$13.59	to	$14.67	$4,588	2.38%	0.75%	to	1.35%	2.95%	to	2.26%
2016		366	$13.29	to	$14.26	$5,057	2.26%	0.75%	to	1.35%	4.39%	to	3.83%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
PIMCO Short-Term Portfolio - Administrative Class
2020		175	$10.86	to	$10.45	$1,879	1.19%	0.60%	to	1.15%	1.69%	to	1.06%
2019		204	$10.68	to	$10.34	$2,150	2.29%	0.60%	to	1.15%	2.10%	to	1.67%
2018		222	$10.17	to	$10.46	$2,299	2.19%	0.60%	to	1.15%	0.97%	to	0.30%
2017		265	$10.14	to	$10.36	$2,721	1.66%	0.60%	to	1.15%	1.77%	to	1.20%
2016		246	$10.02	to	$10.18	$2,508	0.99%	0.60%	to	1.15%		1.80%
PIMCO Total Return Portfolio - Administrative Class
2020		492	$11.98	to	$11.64	$5,804	2.06%	0.60%	to	1.15%	7.93%	to	7.38%
2019		471	$11.10	to	$10.84	$5,171	3.06%	0.60%	to	1.15%	7.77%	to	7.11%
2018		512	$10.12	to	$10.30	$5,227	2.61%	0.60%	to	1.15%	-1.15%	to	-1.75%
2017		643	$10.29	to	$10.42	$6,656	1.50%	0.60%	to	1.15%	4.30%	to	3.73%
2016		287	$9.93	to	$9.99	$2,871	1.94%	0.60%	to	1.15%		2.04%
ProFund VP Bull
2020		316	$24.57	to	$18.95	$6,562	0.08%	0.95%	to	2.25%	14.92%	to	13.41%
2019		371	$21.38	to	$16.71	$6,767	0.29%	0.95%	to	2.25%	27.64%	to	26.02%
2018		445	$13.26	to	$18.23	$6,415	—	0.95%	to	2.25%	-7.00%	to	-8.30%
2017		503	$14.46	to	$19.62	$7,873	—	0.95%	to	2.25%	18.21%	to	16.65%
2016		625	$12.39	to	$16.61	$8,339	—	0.95%	to	2.25%	8.62%	to	7.18%
ProFund VP Europe 30
2020		147	$11.23	to	$9.49	$1,405	2.24%	0.95%	to	2.35%	-10.09%	to	-11.31%
2019		170	$12.49	to	$10.70	$1,815	2.93%	0.95%	to	2.35%	16.62%	to	15.05%
2018		196	$8.48	to	$10.71	$1,808	2.62%	0.95%	to	2.35%	-14.93%	to	-16.22%
2017		219	$10.10	to	$12.59	$2,395	1.90%	0.95%	to	2.35%	18.55%	to	16.97%
2016		332	$8.63	to	$10.62	$3,101	2.88%	0.95%	to	2.35%	6.84%	to	5.21%
ProFund VP Rising Rates Opportunity
2020		1,217	$1.15	to	$0.92	$1,238	0.65%	0.95%	to	2.25%	-27.67%	to	-28.13%
2019		1,076	$1.59	to	$1.28	$1,516	0.19%	0.95%	to	2.25%	-18.04%	to	-19.50%
2018		957	$1.59	to	$1.97	$1,661	—	0.95%	to	2.25%	3.19%	to	1.79%
2017		1,015	$1.56	to	$1.93	$1,718	—	0.95%	to	2.25%	-12.96%	to	-14.05%
2016		1,289	$1.81	to	$2.24	$2,521	—	0.95%	to	2.25%	-6.09%	to	-7.39%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Putnam VT Income Fund - Class 1B
2020		94	$11.99	to	$11.92	$1,130	4.90%	0.60%	to	1.15%	5.08%	to	4.47%
2019		87	$11.41	to	$11.41	$992	2.80%	0.60%	to	1.15%	11.21%	to	10.67%
2018		71	$10.26	to	$10.31	$725	3.19%	0.60%	to	1.15%	-0.39%	to	-0.96%
2017		88	$10.30	to	$10.41	$904	4.33%	0.60%	to	1.15%		4.99%
2016		87		$9.81		$851	3.34%		0.60%			1.34%
Putnam VT International Equity Fund - Class 1B
2020		1	$13.23	to	$13.88	$19	—	0.60%	to	1.15%	11.46%	to	10.77%
2019		2	$11.87	to	$12.53	$21	—	0.60%	to	1.15%	23.69%	to	24.42%
2018		2	$9.54	to	$10.13	$20	—	0.60%	to	1.15%	-19.63%	to	-20.05%
2017		3	$11.87	to	$12.67	$41	0.50%	0.60%	to	1.15%		25.87%
2016	02/05/2016	0		$9.43		$4	(a)		0.60%			(a)
Putnam VT International Value Fund - Class 1B
2020		1		$12.31		$10		—	0.60%			3.36%
2019		1		$11.91		$9		—	0.60%			19.46%
2018		1		$9.97		$7		—	0.60%			-18.08%
2017		1		$12.17		$9		1.53%	0.60%			23.93%
2016	2/25/2016	1		$9.82		$8		(a)	0.60%			(a)
Putnam VT Mortgage Securities Fund - Class 1B
2020		90	$10.74	to	$10.68	$961	10.23%	0.60%	to	1.15%	-2.10%	to	-2.64%
2019		82	$10.97	to	$10.97	$897	2.22%	0.60%	to	1.15%	12.51%	to	11.82%
2018		93	$9.75	to	$9.81	$906	2.91%	0.60%	to	1.15%	-1.52%	to	-2.00%
2017		95	$9.90	to	$10.01	$947	1.94%	0.60%	to	1.15%	1.33%	to	0.81%
2016		74	$9.77	to	$9.93	$719	0.77%	0.60%	to	1.15%		-0.41%
Putnam VT Multi-Cap Core Fund - Class IB Shares
2020		12	$18.93	to	$17.42	$216	0.98%	0.60%	to	1.15%	16.64%	to	15.98%
2019		12	$16.23	to	$15.02	$191	1.04%	0.60%	to	1.15%	30.78%	to	30.16%
2018		16	$11.54	to	$12.41	$192	1.03%	0.60%	to	1.15%	-8.14%	to	-8.70%
2017		15	$12.64	to	$13.51	$196	1.14%	0.60%	to	1.15%		22.04%
2016	03/14/2016	9		$11.07		$100	(a)		0.60%			(a)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Putnam VT Small Cap Value Fund - Class 1B
2020		24	$12.96	to	$11.83	$310	0.99%	0.60%	to	1.15%	3.35%	to	2.78%
2019		24	$12.54	to	$11.51	$298	0.71%	0.60%	to	1.15%	23.55%	to	22.84%
2018		26	$9.37	to	$10.15	$265	0.43%	0.60%	to	1.15%	-20.45%	to	-20.86%
2017		16	$11.84	to	$12.76	$200	0.59%	0.60%	to	1.15%		7.23%
2016		11		$11.90		$135	1.10%		0.60%			26.73%
T. Rowe Price Blue Chip Growth Portfolio - II
2020		271	$24.00	to	$22.92	$6,399	—	0.60%	to	1.15%	33.11%	to	32.41%
2019		302	$18.03	to	$17.31	$5,371	—	0.60%	to	1.15%	28.79%	to	28.03%
2018		353	$13.52	to	$14.00	$4,881	—	0.60%	to	1.15%	1.01%	to	0.52%
2017		337	$13.45	to	$13.86	$4,639	—	0.60%	to	1.15%	35.09%	to	34.23%
2016		208	$10.02	to	$10.26	$2,132	—	0.60%	to	1.15%		—
T. Rowe Price Health Sciences Portfolio - II
2020		335	$17.84	to	$19.42	$6,207	—	0.60%	to	1.15%	28.53%	to	27.76%
2019		343	$13.88	to	$15.20	$4,952	—	0.60%	to	1.15%	27.81%	to	27.20%
2018		408	$10.86	to	$11.95	$4,618	—	0.60%	to	1.15%	0.28%	to	-0.33%
2017		393	$10.83	to	$11.99	$4,411	—	0.60%	to	1.15%	26.52%	to	25.81%
2016		240	$8.56	to	$9.53	$2,057	—	0.60%	to	1.15%		-11.20%
MFS VIT Utilities Series Portfolio - Service Class
2020		100	$13.78	to	$15.18	$1,461	1.76%	0.60%	to	1.15%	4.95%	to	4.40%
2019		116	$13.13	to	$14.54	$1,611	4.35%	0.60%	to	1.15%	24.10%	to	23.43%
2018		86	$10.58	to	$11.78	$966	0.78%	0.60%	to	1.15%	0.19%	to	-0.34%
2017		95	$10.56	to	$11.82	$1,074	3.08%	0.60%	to	1.15%		13.79%
2016		25		$9.28		$230	5.45%		0.60%			10.61%
Voya Balanced Portfolio - Class S
2020		117	$25.69	to	$16.29	$2,628	2.04%	0.75%	to	2.00%	9.74%	to	8.38%
2019		115	$23.41	to	$15.03	$2,360	2.28%	0.75%	to	2.00%	17.93%	to	16.42%
2018		137	$12.91	to	$19.85	$2,385	1.91%	0.75%	to	2.00%	-7.76%	to	-8.89%
2017		161	$14.17	to	$21.51	$3,054	2.39%	0.75%	to	2.00%	13.56%	to	12.10%
2016		193	$12.64	to	$18.95	$3,255	1.50%	0.75%	to	2.00%	6.82%	to	5.42%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Intermediate Bond Portfolio - Class A
2020		344	$11.97	to	$11.46	$4,069	2.94%	0.60%	to	1.15%	6.68%	to	6.01%
2019		314	$11.22	to	$10.81	$3,487	2.81%	0.60%	to	1.15%	8.62%	to	8.10%
2018		285	$10.00	to	$10.33	$2,914	3.04%	0.60%	to	1.15%	-1.71%	to	-2.25%
2017		389	$10.23	to	$10.51	$4,049	2.65%	0.60%	to	1.15%		3.96%
2016		312		$10.11		$3,155	2.09%		0.60%			3.27%
Voya Intermediate Bond Portfolio - Class S
2020		120,026	$20.67	to	$13.64	$2,025,972	3.18%	0.75%	to	2.35%	6.77%	to	5.08%
2019		129,622	$19.36	to	$12.98	$2,070,231	3.18%	0.75%	to	2.35%	8.70%	to	6.92%
2018		143,182	$12.14	to	$17.81	$2,124,524	3.40%	0.75%	to	2.35%	-1.55%	to	-3.11%
2017		158,880	$12.53	to	$18.09	$2,421,278	3.12%	0.75%	to	2.35%	4.03%	to	2.29%
2016		182,890	$12.23	to	$17.39	$2,706,288	2.17%	0.75%	to	2.35%	3.39%	to	1.74%
Voya Balanced Income Portfolio - Adviser Class
2020		129	$13.03	to	$12.49	$1,650	3.21%	0.60%	to	1.15%	2.20%	to	1.63%
2019		172	$12.75	to	$12.29	$2,153	4.44%	0.60%	to	1.15%	17.19%	to	16.60%
2018		182	$10.54	to	$10.88	$1,945	5.37%	0.60%	to	1.15%	-5.96%	to	-6.48%
2017		186	$11.27	to	$11.57	$2,112	3.00%	0.60%	to	1.15%		9.36%
2016		45		$10.58		$471	6.02%		0.60%			14.63%
Voya Balanced Income Portfolio - Service Class
2020		14,213	$19.98	to	$16.22	$251,340	3.45%	0.95%	to	2.35%	2.04%	to	0.62%
2019		15,916	$19.58	to	$16.12	$278,046	4.65%	0.95%	to	2.35%	17.32%	to	15.64%
2018		17,837	$13.94	to	$16.69	$267,955	5.17%	0.95%	to	2.35%	-5.92%	to	-7.25%
2017		21,109	$14.69	to	$17.74	$339,916	4.38%	0.95%	to	2.55%	9.24%	to	7.53%
2016		26,115	$13.57	to	$16.24	$388,268	6.34%	0.95%	to	2.60%	14.61%	to	12.61%
Voya Balanced Income Portfolio - Service 2 Class
2020		302	$18.30	to	$16.24	$5,188	3.42%	1.40%	to	2.20%	1.61%	to	0.74%
2019		334	$18.01	to	$16.12	$5,677	4.22%	1.40%	to	2.20%	16.49%	to	15.56%
2018		317	$13.95	to	$15.46	$4,648	5.08%	1.40%	to	2.20%	-6.53%	to	-7.25%
2017		342	$15.03	to	$16.53	$5,388	4.55%	1.40%	to	2.20%	8.62%	to	7.73%
2016		528	$13.95	to	$15.22	$7,703	6.39%	1.40%	to	2.20%	13.92%	to	12.96%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Global Perspectives® Portfolio - Class A
2020		6,787	$13.96	to	$13.50	$96,451	2.92%	0.60%	to	2.35%	15.09%	to	13.07%
2019		7,565	$12.13	to	$11.94	$94,485	3.35%	0.60%	to	2.35%	17.31%	to	15.25%
2018		8,703	$10.34	to	$11.24	$93,724	2.61%	0.60%	to	2.35%	-8.09%	to	-9.68%
2017		10,222	$11.25	to	$12.27	$121,086	2.51%	0.60%	to	2.35%	13.87%	to	11.90%
2016		13,105	$9.88	to	$10.81	$137,810	2.51%	0.60%	to	2.35%	5.89%	to	3.96%
Voya Government Liquid Assets Portfolio - Service Class
2020		26,278	$18.58	to	$8.25	$336,356	0.19%	0.75%	to	2.35%	-0.48%	to	-2.14%
2019		20,724	$18.67	to	$8.43	$273,886	1.66%	0.75%	to	2.35%	0.97%	to	-0.59%
2018		23,843	$8.48	to	$18.49	$317,669	1.29%	0.75%	to	2.35%	0.60%	to	-1.05%
2017		25,174	$8.57	to	$18.38	$336,322	0.37%	0.75%	to	2.35%	-0.33%	to	-1.95%
2016		33,048	$8.74	to	$18.44	$446,968	—	0.75%	to	2.35%	-0.65%	to	-2.24%
Voya Government Liquid Assets Portfolio - Service 2 Class
2020		994	$9.99	to	$8.36	$9,269	0.16%	0.60%	to	2.20%	-0.40%	to	-1.99%
2019		795	$10.03	to	$8.53	$7,491	1.50%	0.60%	to	2.20%	1.01%	to	-0.58%
2018		978	$8.58	to	$9.93	$9,175	1.11%	0.60%	to	2.20%	0.61%	to	-1.04%
2017		1,190	$8.67	to	$9.90	$11,296	0.25%	0.60%	to	2.20%	-0.30%	to	-1.92%
2016		1,083	$8.84	to	$9.99	$10,116	—	0.60%	to	2.20%	-0.50%	to	-2.10%
Voya High Yield Portfolio - Adviser Class
2020		52	$13.04	to	$12.00	$646	4.70%	0.60%	to	1.15%	4.57%	to	3.99%
2019		49	$12.47	to	$11.54	$588	4.50%	0.60%	to	1.15%	14.19%	to	13.58%
2018		70	$10.16	to	$10.92	$746	5.60%	0.60%	to	1.15%	-4.13%	to	-4.69%
2017		81	$10.66	to	$11.39	$896	5.70%	0.60%	to	1.15%		5.17%
2016		37		$10.83		$395	5.87%		0.60%			13.52%
Voya High Yield Portfolio - Service Class
2020		9,876	$24.97	to	$18.93	$219,808	4.96%	0.75%	to	2.35%	4.83%	to	3.16%
2019		11,649	$23.82	to	$18.35	$249,872	5.41%	0.75%	to	2.35%	14.35%	to	12.51%
2018		13,103	$16.31	to	$21.72	$248,526	5.78%	0.75%	to	2.35%	-3.92%	to	-5.50%
2017		15,193	$17.25	to	$22.65	$303,623	6.81%	0.75%	to	2.35%	5.40%	to	3.70%
2016		19,111	$16.28	to	$21.52	$366,188	6.65%	0.75%	to	2.35%	13.71%	to	11.90%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Large Cap Growth Portfolio - Adviser Class
2020		51,639	$21.63	to	$29.57	$1,609,128	—	0.60%	to	2.35%	29.37%	to	27.02%
2019		59,780	$16.72	to	$23.28	$1,457,697	0.09%	0.60%	to	2.35%	31.14%	to	28.83%
2018		70,169	$12.53	to	$20.14	$1,321,041	0.05%	0.60%	to	2.35%	-2.67%	to	-4.39%
2017		81,401	$12.95	to	$20.72	$1,593,395	0.07%	0.60%	to	2.35%	28.18%	to	26.00%
2016		104,566	$10.22	to	$16.18	$1,615,163	—	0.60%	to	2.35%	2.71%	to	0.94%
Voya Large Cap Growth Portfolio - Institutional Class
2020		3		$25.10		$74	—		0.75%			29.92%
2019		3		$19.32		$57	—		0.75%			31.79%
2018		4	$14.27	to	$14.66	$61	—	0.75%	to	1.35%	-2.27%	to	-2.79%
2017		7	$14.68	to	$14.99	$100	0.64%	0.75%	to	1.35%	28.87%	to	27.99%
2016		7	$11.47	to	$11.64	$80	0.55%	0.75%	to	1.35%	3.10%	to	2.50%
Voya Large Cap Growth Portfolio - Service Class
2020		26,827	$60.77	to	$42.89	$1,321,854	0.24%	0.75%	to	2.35%	29.60%	to	27.50%
2019		31,805	$46.89	to	$33.64	$1,221,580	0.43%	0.75%	to	2.35%	31.42%	to	29.33%
2018		37,634	$14.11	to	$35.68	$1,111,621	0.40%	0.75%	to	2.35%	-2.46%	to	-4.06%
2017		44,052	$14.55	to	$36.58	$1,348,769	0.42%	0.75%	to	2.35%	28.44%	to	26.37%
2016		57,036	$11.40	to	$28.48	$1,372,933	0.30%	0.75%	to	2.35%	2.93%	to	1.23%
Voya Large Cap Growth Portfolio - Service 2 Class
2020		305	$50.92	to	$42.93	$14,306	0.11%	1.40%	to	2.20%	28.59%	to	27.54%
2019		366	$39.60	to	$33.66	$13,412	0.28%	1.40%	to	2.20%	30.31%	to	29.26%
2018		436	$26.04	to	$30.39	$12,351	0.22%	1.40%	to	2.20%	-3.22%	to	-4.02%
2017		492	$27.13	to	$31.40	$14,504	0.26%	1.40%	to	2.20%	27.38%	to	26.36%
2016		620	$21.47	to	$24.65	$14,453	0.12%	1.40%	to	2.20%	2.15%	to	1.32%
Voya Large Cap Value Portfolio - Adviser Class
2020		26	$13.92	to	$13.56	$363	1.52%	0.60%	to	1.15%	4.98%	to	4.39%
2019		32	$13.26	to	$12.99	$428	1.53%	0.60%	to	1.15%	23.69%	to	23.01%
2018		34	$10.56	to	$10.72	$359	1.49%	0.60%	to	1.15%	-8.84%	to	-9.43%
2017		38	$11.65	to	$11.76	$447	2.19%	0.60%	to	1.15%		12.11%
2016		28		$10.49		$298	2.44%		0.60%			12.55%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Large Cap Value Portfolio - Service Class
2020		27,865	$17.22	to	$19.66	$581,135	1.80%	0.75%	to	2.35%	5.13%	to	3.47%
2019		31,582	$16.38	to	$19.00	$632,792	1.85%	0.75%	to	2.35%	23.90%	to	21.79%
2018		36,776	$12.80	to	$17.53	$601,195	1.77%	0.75%	to	2.35%	-8.70%	to	-10.14%
2017		41,939	$14.11	to	$19.23	$758,788	2.05%	0.75%	to	2.35%	12.36%	to	10.57%
2016		54,367	$12.63	to	$17.14	$884,391	2.06%	0.75%	to	2.35%	12.77%	to	10.88%
Voya Limited Maturity Bond Portfolio - Service Class
2020		775	$31.19	to	$17.71	$16,680	1.94%	0.50%	to	2.25%	2.67%	to	0.85%
2019		890	$30.38	to	$17.56	$18,878	1.59%	0.50%	to	2.25%	3.54%	to	1.74%
2018		1,041	$10.62	to	$29.34	$21,661	1.48%	0.50%	to	2.25%	0.58%	to	-1.20%
2017		1,201	$10.64	to	$29.17	$25,111	1.71%	0.50%	to	2.25%	0.69%	to	-1.08%
2016		1,437	$9.91	to	$28.97	$30,117	1.25%	0.50%	to	2.25%	0.77%	to	-1.01%
Voya Retirement Conservative Portfolio - Adviser Class
2020		26,330	$12.93	to	$11.79	$332,789	1.77%	0.60%	to	2.35%	9.67%	to	7.67%
2019		27,643	$11.79	to	$10.95	$322,441	1.88%	0.60%	to	2.35%	12.93%	to	10.94%
2018		29,697	$9.87	to	$11.25	$310,189	1.92%	0.60%	to	2.35%	-3.33%	to	-5.00%
2017		32,691	$10.39	to	$11.67	$357,477	1.39%	0.60%	to	2.35%	7.11%	to	5.22%
2016		39,620	$9.87	to	$10.94	$409,091	1.61%	0.60%	to	2.35%	4.02%	to	2.17%
Voya Retirement Growth Portfolio - Adviser Class
2020		126,749	$14.68	to	$17.58	$2,386,823	2.17%	0.60%	to	2.35%	13.01%	to	10.98%
2019		144,391	$12.99	to	$15.84	$2,435,436	1.87%	0.60%	to	2.35%	20.84%	to	18.74%
2018		165,782	$10.75	to	$15.21	$2,342,173	1.69%	0.60%	to	2.35%	-8.04%	to	-9.68%
2017		185,585	$11.69	to	$16.59	$2,885,363	1.75%	0.60%	to	2.35%	15.97%	to	13.97%
2016		232,028	$10.08	to	$14.36	$3,147,521	2.19%	0.60%	to	2.35%	6.67%	to	4.77%
Voya Retirement Moderate Growth Portfolio - Adviser Class
2020		87,243	$14.38	to	$17.19	$1,607,353	2.08%	0.60%	to	2.35%	12.43%	to	10.48%
2019		98,979	$12.79	to	$15.56	$1,640,581	1.92%	0.60%	to	2.35%	19.31%	to	17.17%
2018		113,710	$10.65	to	$15.13	$1,598,446	1.76%	0.60%	to	2.35%	-6.86%	to	-8.48%
2017		129,250	$11.50	to	$16.31	$1,973,767	1.75%	0.60%	to	2.35%	13.87%	to	11.86%
2016		157,892	$10.11	to	$14.37	$2,142,739	2.15%	0.60%	to	2.35%	6.20%	to	4.26%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Retirement Moderate Portfolio - Adviser Class
2020		51,337	$13.69	to	$15.72	$866,539	2.02%	0.60%	to	2.35%	11.48%	to	9.55%
2019		57,904	$12.28	to	$14.35	$886,812	1.97%	0.60%	to	2.35%	16.51%	to	14.43%
2018		64,965	$10.47	to	$14.30	$864,522	1.83%	0.60%	to	2.35%	-5.72%	to	-7.32%
2017		73,293	$11.15	to	$15.20	$1,045,513	1.61%	0.60%	to	2.35%	11.24%	to	9.20%
2016		87,858	$10.05	to	$13.73	$1,140,762	1.96%	0.60%	to	2.35%	5.13%	to	3.25%
Voya U.S. Stock Index Portfolio - Service Class
2020		18,612	$12.12	to	$11.91	$223,170	1.54%	0.75%	to	2.35%	16.99%	to	15.07%
2019	12/13/2019	21,514	$10.36	to	$10.35	$222,779	(c)	0.75%	to	2.35%		(c)
2018		(c)		(c)		(c)	(c)		(c)			(c)
2017		(c)		(c)		(c)	(c)		(c)			(c)
2016		(c)		(c)		(c)	(c)		(c)			(c)
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
2020		146	$11.34	to	$11.16	$1,645	1.18%	0.60%	to	1.15%	9.88%	to	9.20%
2019		71	$10.32	to	$10.22	$731	1.95%	0.60%	to	1.15%	7.05%	to	6.46%
2018		73	$9.60	to	$9.64	$707	1.68%	0.60%	to	1.15%	-3.02%	to	-3.52%
2017		73	$9.94	to	$9.95	$725	0.68%	0.60%	to	1.15%		1.53%
2016		51		$9.79		$504	—		0.60%			2.73%
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
2020		12,216	$13.99	to	$11.56	$151,903	1.51%	0.75%	to	2.35%	10.07%	to	8.24%
2019		12,222	$12.71	to	$10.68	$139,743	2.22%	0.75%	to	2.35%	7.26%	to	5.53%
2018		13,753	$10.12	to	$11.85	$148,078	2.11%	0.75%	to	2.35%	-2.79%	to	-4.35%
2017		13,815	$10.58	to	$12.19	$154,571	1.24%	0.75%	to	2.35%	1.71%	to	0.06%
2016		16,576	$10.57	to	$11.98	$184,145	—	0.75%	to	2.35%	2.83%	to	1.24%
VY® Clarion Global Real Estate Portfolio - Adviser Class
2020		18	$10.71	to	$11.64	$191	4.22%	0.60%	to	1.15%	-5.97%	to	-6.51%
2019		25	$11.39	to	$12.45	$284	2.22%	0.60%	to	1.15%	23.27%	to	22.54%
2018		28	$9.24	to	$10.16	$256	4.17%	0.60%	to	1.15%	-9.68%	to	-10.09%
2017		36	$10.23	to	$11.30	$367	3.34%	0.60%	to	1.15%		9.53%
2016		66		$9.34		$616	0.96%		0.60%			-0.32%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® Clarion Global Real Estate Portfolio - Service Class
2020		3,338	$13.38	to	$13.53	$49,104	5.03%	0.75%	to	2.35%	-5.77%	to	-7.27%
2019		3,731	$14.20	to	$14.59	$58,765	2.73%	0.75%	to	2.35%	23.48%	to	21.38%
2018		4,393	$10.78	to	$14.39	$56,621	5.22%	0.75%	to	2.35%	-9.45%	to	-10.90%
2017		5,015	$11.97	to	$15.92	$72,058	3.51%	0.75%	to	2.35%	9.67%	to	7.90%
2016		6,167	$10.98	to	$14.55	$81,615	1.11%	0.75%	to	2.35%	-0.17%	to	-1.73%
VY® Clarion Global Real Estate Portfolio - Service 2 Class
2020		47	$15.26	to	$13.54	$663	4.75%	1.40%	to	2.20%	-6.50%	to	-7.26%
2019		50	$16.32	to	$14.60	$768	2.66%	1.40%	to	2.20%	22.34%	to	21.36%
2018		58	$12.03	to	$13.34	$734	5.13%	1.40%	to	2.20%	-10.11%	to	-10.82%
2017		64	$13.49	to	$14.84	$902	3.41%	1.40%	to	2.20%	8.88%	to	8.01%
2016		75	$12.49	to	$13.63	$979	0.93%	1.40%	to	2.20%	-0.94%	to	-1.81%
VY® Clarion Real Estate Portfolio - Adviser Class
2020		51	$11.25	to	$11.66	$576	1.94%	0.60%	to	1.15%	-7.41%	to	-7.97%
2019		54	$12.15	to	$12.67	$662	1.91%	0.60%	to	1.15%	26.96%	to	26.32%
2018		62	$9.57	to	$10.03	$591	2.57%	0.60%	to	1.15%	-8.60%	to	-9.07%
2017		70	$10.47	to	$11.03	$731	2.33%	0.60%	to	1.15%	4.28%	to	3.67%
2016		59	$10.04	to	$10.64	$589	1.45%	0.60%	to	1.15%		3.19%
VY® Clarion Real Estate Portfolio - Service Class
2020		1,054	$163.19	to	$20.64	$93,697	2.11%	0.50%	to	2.35%	-7.00%	to	-8.75%
2019		1,211	$175.48	to	$22.62	$117,079	2.21%	0.50%	to	2.35%	27.51%	to	25.18%
2018		1,431	$16.76	to	$137.62	$110,260	2.68%	0.50%	to	2.35%	-8.11%	to	-9.88%
2017		1,626	$18.33	to	$149.77	$138,229	2.12%	0.50%	to	2.35%	4.65%	to	2.70%
2016		2,181	$17.60	to	$143.11	$182,844	1.57%	0.50%	to	2.35%	3.73%	to	1.77%
VY® Clarion Real Estate Portfolio - Service 2 Class
2020		274	$40.78	to	$20.65	$8,420	2.03%	1.40%	to	2.20%	-8.01%	to	-8.75%
2019		306	$44.33	to	$22.63	$10,363	2.05%	1.40%	to	2.20%	26.19%	to	25.17%
2018		357	$18.08	to	$35.13	$9,719	2.54%	1.40%	to	2.20%	-9.08%	to	-9.83%
2017		394	$20.05	to	$38.63	$11,908	2.01%	1.40%	to	2.20%	3.56%	to	2.72%
2016		492	$19.52	to	$37.31	$14,584	1.44%	1.40%	to	2.20%	2.61%	to	1.77%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® Invesco Growth and Income Portfolio - Adviser Class
2020		59	$13.78	to	$12.50	$783	1.67%	0.60%	to	1.15%	1.92%	to	1.38%
2019		59	$13.52	to	$12.33	$770	1.91%	0.60%	to	1.15%	23.58%	to	22.81%
2018		94	$10.04	to	$10.94	$1,010	1.11%	0.60%	to	1.15%	-14.40%	to	-14.84%
2017		92	$11.79	to	$12.78	$1,155	2.21%	0.60%	to	1.15%		12.80%
2016		31		$11.33		$348	2.12%		0.60%			18.76%
VY® Invesco Growth and Income Portfolio - Service Class
2020		4,729	$79.23	to	$20.97	$235,456	1.81%	0.50%	to	2.35%	2.39%	to	0.43%
2019		5,513	$77.38	to	$20.88	$272,325	2.46%	0.50%	to	2.35%	24.11%	to	21.82%
2018		6,486	$16.17	to	$62.35	$260,912	1.44%	0.50%	to	2.35%	-14.02%	to	-15.61%
2017		7,469	$18.93	to	$72.51	$355,649	1.95%	0.50%	to	2.35%	13.33%	to	11.23%
2016		9,221	$16.81	to	$63.99	$394,630	2.07%	0.50%	to	2.35%	19.32%	to	17.13%
VY® Invesco Growth and Income Portfolio - Service 2 Class
2020		841	$32.44	to	$20.98	$22,758	1.74%	1.40%	to	2.20%	1.34%	to	0.53%
2019		947	$32.01	to	$20.87	$25,447	2.40%	1.40%	to	2.20%	22.74%	to	21.69%
2018		1,093	$17.15	to	$26.08	$24,265	1.30%	1.40%	to	2.20%	-14.91%	to	-15.56%
2017		1,207	$20.31	to	$30.64	$31,637	1.89%	1.40%	to	2.20%	12.11%	to	11.17%
2016		1,578	$18.27	to	$27.34	$37,281	2.11%	1.40%	to	2.20%	18.10%	to	17.19%
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2020		81	$18.41	to	$19.45	$1,558	0.06%	0.60%	to	1.15%	32.16%	to	31.42%
2019		116	$13.93	to	$14.80	$1,674	0.00%	0.60%	to	1.15%	30.43%	to	29.71%
2018		142	$10.68	to	$11.41	$1,568	0.35%	0.60%	to	1.15%	-17.53%	to	-18.03%
2017		139	$12.95	to	$13.91	$1,869	0.19%	0.60%	to	1.15%		41.53%
2016		32		$9.15		$289	0.73%		0.60%			12.00%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2020		9,216	$18.26	to	$34.16	$322,905	0.30%	0.75%	to	2.35%	32.32%	to	30.23%
2019		11,011	$13.80	to	$26.23	$294,721	0.01%	0.75%	to	2.35%	30.81%	to	28.64%
2018		12,476	$9.56	to	$26.06	$258,107	0.58%	0.75%	to	2.35%	-17.38%	to	-18.73%
2017		14,486	$11.62	to	$31.56	$366,368	0.48%	0.75%	to	2.35%	41.91%	to	39.62%
2016		16,934	$7.82	to	$22.24	$305,304	1.23%	0.75%	to	2.35%	12.08%	to	10.25%

Contents

VENERABLE INSUANE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
2020		250	$59.45	to	$34.18	$11,304	0.18%	1.40%	to	2.20%	31.32%	to	30.26%
2019		287	$45.27	to	$26.24	$9,996	0.00%	1.40%	to	2.20%	29.75%	to	28.69%
2018		331	$20.39	to	$34.89	$8,933	0.41%	1.40%	to	2.20%	-18.10%	to	-18.73%
2017		363	$25.09	to	$42.59	$12,083	0.30%	1.40%	to	2.20%	40.78%	to	39.62%
2016		502	$17.97	to	$30.26	$12,192	1.03%	1.40%	to	2.20%	11.29%	to	10.38%
VY® JPMorgan Small Cap Equity Portfolio - Adviser Class
2020		86	$16.09	to	$15.53	$1,362	—	0.60%	to	1.15%	15.09%	to	14.44%
2019		90	$13.98	to	$13.57	$1,235	0.08%	0.60%	to	1.15%	25.27%	to	24.50%
2018		113	$10.90	to	$11.16	$1,248	0.08%	0.60%	to	1.15%	-11.36%	to	-11.81%
2017		91	$12.36	to	$12.59	$1,134	0.19%	0.60%	to	1.15%		14.45%
2016		39		$11.00		$429	0.24%		0.60%			20.48%
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
2020		124	$18.62	to	$17.62	$2,260	0.50%	0.60%	to	1.15%	12.17%	to	11.59%
2019		132	$16.60	to	$15.79	$2,145	0.64%	0.60%	to	1.15%	28.19%	to	27.44%
2018		150	$12.39	to	$12.95	$1,906	0.84%	0.60%	to	1.15%	-2.70%	to	-3.20%
2017		143	$12.80	to	$13.31	$1,881	0.87%	0.60%	to	1.15%		24.74%
2016		95		$10.67		$1,011	1.28%		0.60%			4.30%
VY® Morgan Stanley Global Franchise Portfolio - Service Class
2020		5,903	$53.20	to	$34.63	$254,888	0.68%	0.90%	to	2.35%	12.26%	to	10.64%
2019		6,700	$47.39	to	$31.30	$260,382	0.84%	0.90%	to	2.35%	28.19%	to	26.31%
2018		7,761	$20.48	to	$36.97	$238,037	1.05%	0.90%	to	2.35%	-2.58%	to	-4.03%
2017		8.670	$21.07	to	$37.95	$275,690	1.22%	0.90%	to	2.35%	24.71%	to	22.89%
2016		11,469	$16.13	to	$30.43	$293,868	1.28%	0.90%	to	2.35%	4.36%	to	2.84%
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class
2020		891	$50.67	to	$34.63	$37,478	0.55%	1.40%	to	2.20%	11.46%	to	10.57%
2019		996	$45.46	to	$31.32	$37,886	0.69%	1.40%	to	2.20%	27.37%	to	26.34%
2018		1,141	$24.79	to	$35.69	$34,473	0.87%	1.40%	to	2.20%	-3.28%	to	-4.06%
2017		1,294	$25.84	to	$36.90	$40,730	1.10%	1.40%	to	2.20%	23.93%	to	22.92%
2016		1,689	$21.02	to	$29.77	$43,417	1.12%	1.40%	to	2.20%	3.69%	to	2.84%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser
2020		2,831	$17.57	to	$16.15	$48,425	1.01%	0.60%	to	1.15%	16.82%	to	16.19%
2019		2,953	$15.04	to	$13.90	$43,265	1.31%	0.60%	to	1.15%	23.28%	to	22.57%
2018		2,934	$11.34	to	$12.20	$34,998	2.06%	0.60%	to	1.15%	-0.49%	to	-1.05%
2017		2,820	$11.46	to	$12.26	$33,971	1.11%	0.60%	to	1.15%	14.05%	to	13.47%
2016		1,823	$10.10	to	$10.75	$19,599	1.60%	0.60%	to	1.15%		6.97%
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
2020		28,821	$31.58	to	$30.69	$2,449,652	1.20%	0.75%	to	2.35%	17.09%	to	15.20%
2019		32,134	$26.97	to	$26.64	$2,373,225	1.47%	0.75%	to	2.35%	23.43%	to	21.42%
2018		35,838	$20.48	to	$117.60	$2,189,453	2.10%	0.75%	to	2.35%	-0.27%	to	-1.83%
2017		39,763	$20.65	to	$117.95	$2,478,134	1.15%	0.75%	to	2.35%	14.23%	to	12.37%
2016		46,595	$17.05	to	$103.30	$2,644,523	1.31%	0.75%	to	2.35%	7.27%	to	5.52%
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
2020		1,293	$48.83	to	$30.71	$52,174	1.04%	1.40%	to	2.20%	16.15%	to	15.23%
2019		1,509	$42.04	to	$26.65	$53,293	1.29%	1.40%	to	2.20%	22.46%	to	21.47%
2018		1,762	$21.94	to	$34.33	$51,188	2.02%	1.40%	to	2.20%	-1.07%	to	-1.88%
2017		1,894	$22.36	to	$34.70	$55,843	0.98%	1.40%	to	2.20%	13.35%	to	12.43%
2016		2,397	$19.89	to	$30.61	$63,009	1.11%	1.40%	to	2.20%	6.32%	to	5.52%
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
2020		95	$14.04	to	$13.17	$1,286	3.57%	0.60%	to	1.15%	0.07%	to	-0.53%
2019		95	$14.03	to	$13.24	$1,293	2.25%	0.60%	to	1.15%	25.16%	to	24.55%
2018		101	$10.63	to	$11.21	$1,102	1.87%	0.60%	to	1.15%	-10.25%	to	-10.75%
2017		103	$11.91	to	$12.49	$1,257	2.30%	0.60%	to	1.15%		15.22%
2016		34		$10.84		$370	2.66%		0.60%			17.57%
VY® T. Rowe Price International Stock Portfolio - Adviser Class
2020		33	$14.42	to	$14.98	$484	1.33%	0.60%	to	1.15%	13.45%	to	12.80%
2019		67	$12.71	to	$13.28	$872	0.42%	0.60%	to	1.15%	26.34%	to	25.76%
2018		53	$10.06	to	$10.56	$547	1.83%	0.60%	to	1.15%	-14.96%	to	-15.45%
2017		36	$11.83	to	$12.49	$439	0.54%	0.60%	to	1.15%		26.66%
2016		14		$9.34		$128	1.75%		0.60%			0.97%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® T. Rowe Price International Stock Portfolio - Service Class
2020		6,205	$14.68	to	$19.46	$130,851	2.20%	0.75%	to	2.35%	13.62%	to	11.77%
2019		6,908	$12.92	to	$17.41	$129,479	0.72%	0.75%	to	2.35%	26.67%	to	24.62%
2018		7,905	$9.56	to	$17.08	$118,120	1.81%	0.75%	to	2.35%	-14.79%	to	-16.15%
2017		8,511	$11.28	to	$20.07	$150,777	1.19%	0.75%	to	2.35%	26.91%	to	24.86%
2016		9,527	$8.94	to	$15.84	$134,555	1.44%	0.75%	to	2.60%	1.18%	to	-0.69%
Voya Global Bond Portfolio - Adviser Class
2020		42	$12.17	to	$11.62	$497	2.28%	0.60%	to	1.15%	7.89%	to	7.29%
2019		42	$11.28	to	$10.83	$466	2.39%	0.60%	to	1.15%	6.72%	to	6.18%
2018		52	$10.20	to	$10.57	$539	3.52%	0.60%	to	1.15%	-2.94%	to	-3.59%
2017		40	$10.58	to	$10.89	$428	2.01%	0.60%	to	1.15%		8.36%
2016		20		$10.05		$201	1.60%		0.60%			5.24%
Voya Global Bond Portfolio - Service Class
2020		210	$17.01	to	$15.46	$3,425	2.55%	0.75%	to	1.35%	8.07%	to	7.36%
2019		230	$15.74	to	$14.40	$3,477	2.71%	0.75%	to	1.35%	6.78%	to	6.19%
2018		255	$13.56	to	$14.74	$3,612	3.61%	0.75%	to	1.35%	-2.90%	to	-3.49%
2017		255	$14.05	to	$15.18	$3,760	2.29%	0.75%	to	1.35%	8.51%	to	7.83%
2016		285	$13.03	to	$13.99	$3,875	1.57%	0.75%	to	1.35%	5.19%	to	4.57%
Voya International High Dividend Low Volatility Portfolio - Adviser
2020		71	$10.54	to	$11.36	$785	3.04%	0.60%	to	1.15%	-1.77%	to	-2.32%
2019		58	$10.73	to	$11.63	$661	1.58%	0.60%	to	1.15%	15.38%	to	14.81%
2018		61	$9.30	to	$10.13	$604	1.70%	0.60%	to	1.15%	-15.84%	to	-16.35%
2017		58	$11.05	to	$12.11	$688	0.52%	0.60%	to	1.15%		21.03%
2016		15		$9.13		$138	3.99%	0.60%				0.66%
Voya International High Dividend Low Volatility Portfolio - Service
2020		22,177	$11.20	to	$10.62	$256,009	3.05%	0.75%	to	2.35%	-1.67%	to	-3.28%
2019		24,651	$11.39	to	$10.98	$292,457	1.88%	0.75%	to	2.35%	15.52%	to	13.66%
2018		27,902	$9.06	to	$12.25	$289,679	1.88%	0.75%	to	2.35%	-15.80%	to	-17.15%
2017		30,335	$10.80	to	$14.58	$378,239	1.81%	0.75%	to	2.35%	21.10%	to	19.22%
2016		38,104	$8.95	to	$12.08	$396,763	3.06%	0.75%	to	2.35%	0.83%	to	-0.81%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Solution 2025 Portfolio - Adviser Class
2020		51	$14.18	to	$14.01	$718	1.99%	0.60%	to	1.15%	12.54%	to	11.99%
2019		39	$12.60	to	$12.51	$487	2.61%	0.60%	to	1.15%	17.10%	to	16.48%
2018		40	$10.74	to	$10.76	$431	1.69%	0.60%	to	1.15%	-6.52%	to	-7.09%
2017		45	$11.51	to	$11.56	$518	1.53%	0.60%	to	1.15%		14.30%
2016		35		$10.07		$356	2.86%		0.60%			4.90%
Voya Solution 2025 Portfolio - Service Class
2020		636	$21.82	to	$20.64	$13,782	1.87%	1.00%	to	1.35%	12.42%	to	11.99%
2019		698	$19.41	to	$18.43	$13,467	2.33%	1.00%	to	1.35%	16.93%	to	16.57%
2018		795	$15.81	to	$17.18	$13,131	2.08%	0.75%	to	1.35%	-6.43%	to	-7.00%
2017		895	$17.00	to	$18.36	$15,848	1.99%	0.75%	to	1.35%	14.39%	to	13.71%
2016		983	$14.95	to	$16.04	$15,258	2.11%	0.75%	to	1.35%	5.04%	to	4.47%
Voya Solution 2035 Portfolio - Adviser Class
2020		8	$14.79	to	$14.77	$112	1.14%	0.60%	to	1.15%	13.51%	to	12.92%
2019		18	$13.03	to	$13.08	$240	2.55%	0.60%	to	1.15%	20.76%	to	20.11%
2018		21	$10.79	to	$10.89	$230	2.03%	0.60%	to	1.15%	-9.02%	to	-9.63%
2017		14	$11.86	to	$12.05	$165	0.68%	0.60%	to	1.15%		18.48%
2016		4		$10.01		$43	2.16%		0.60%			5.37%
Voya Solution 2035 Portfolio - Service Class
2020		374	$24.90	to	$22.64	$8,867	1.71%	0.75%	to	1.35%	13.59%	to	12.92%
2019		404	$21.92	to	$20.05	$8,445	2.25%	0.75%	to	1.35%	21.04%	to	20.28%
2018		430	$16.67	to	$18.11	$7,448	1.78%	0.75%	to	1.35%	-9.04%	to	-9.60%
2017		468	$18.44	to	$19.91	$8,959	1.56%	0.75%	to	1.35%	18.51%	to	17.83%
2016		495	$15.65	to	$16.80	$8,012	2.03%	0.75%	to	1.35%	5.46%	to	4.82%
Voya Solution 2045 Portfolio - Adviser Class
2020		6	$15.11	to	$15.19	$88	1.07%	0.60%	to	1.15%	15.43%	to	14.73%
2019		8	$13.09	to	$13.24	$99	1.17%	0.60%	to	1.15%	22.80%	to	22.14%
2018		7	$10.66	to	$10.84	$72	1.41%	0.60%	to	1.15%	-11.02%	to	-11.58%
2017		6	$11.98	to	$12.26	$70	0.60%	0.60%	to	1.15%		20.16%
2016		3		$9.97		$25	0.95%		0.60%			5.50%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Solution 2045 Portfolio - Service Class
2020		38	$25.20	to	$23.84	$935	1.57%	1.00%	to	1.35%	15.12%	to	14.73%
2019		40	$21.89	to	$20.78	$845	1.95%	1.00%	to	1.35%	22.63%	to	22.24%
2018		46	$17.00	to	$17.85	$794	1.35%	1.00%	to	1.35%	-11.11%	to	-11.46%
2017		51	$19.20	to	$20.08	$989	1.13%	1.00	to	1.35%	20.02%	to	19.63%
2016		56	$16.05	to	$17.23	$908	1.58%	0.75	to	1.35%	5.58%	to	4.97%
Voya Solution 2055 Portfolio - Adviser Class
2020		1	$15.15	to	$15.24	$8	—	0.60%	to	1.15%	15.03%	to	14.41%
2019		1	$13.17	to	$13.32	$7	—	0.60%	to	1.15%	23.43%	to	22.65%
2018		8	$10.67	to	$10.86	$89	1.06%	0.60%	to	1.15%	-11.31%	to	-11.71%
2017		8	$12.03	to	$12.30	$99	1.25%	0.60%	to	1.15%		20.66%
2016		—		$9.97		$1	1.14%		0.60%			5.50%
Voya Solution Income Portfolio - Adviser Class
2020		61	$13.03	to	$12.76	$799	2.14%	0.60%	to	1.15%	10.99%	to	10.29%
2019		60	$11.74	to	$11.57	$698	2.05%	0.60%	to	1.15%	12.13%	to	11.57%
2018		73	$10.37	to	$10.47	$766	1.78%	0.60%	to	1.15%	-3.86%	to	-4.34%
2017		54	$10.84	to	$10.89	$583	1.77%	0.60	to	1.15		8.47%
2016		66		$10.04		$662	1.50%		0.60%			3.61%
Voya Solution Income Portfolio - Service Class
2020		683	$19.53	to	$17.76	$12,750	2.26%	0.75%	to	1.35%	11.09%	to	10.38%
2019		798	$17.58	to	$16.09	$13,449	2.84%	0.75%	to	1.35%	12.26%	to	11.66%
2018		900	$14.41	to	$15.66	$13,547	2.39%	0.75%	to	1.35%	-3.75%	to	-4.38%
2017		1,096	$15.07	to	$16.27	$17,211	2.30%	0.75%	to	1.35%	8.47%	to	7.87%
2016		1,147	$13.97	to	$15.00	$16,646	1.09%	0.75%	to	1.35%	3.66%	to	3.02%
Voya Solution Moderately Aggressive Portfolio - Service Class
2020		38,172	$14.74	to	$13.50	$535,011	1.76%	0.75%	to	2.35%	13.04%	to	11.20%
2019		43,152	$13.04	to	$12.14	$540,082	2.29%	0.75%	to	2.35%	21.76%	to	19.72%
2018		49,143	$10.14	to	$10.71	$510,312	1.81%	0.75%	to	2.35%	-9.85%	to	-11.29%
2017		55,830	$11.43	to	$11.88	$649,025	1.39%	0.75%	to	2.35%	17.24%	to	15.35%
2016		63,965	$9.91	to	$10.13	$640,172	1.19%	0.75%	to	2.35%	5.41%	to	3.76%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
2020		88	$14.56	to	$13.06	$1,234	1.00%	0.60%	to	1.15%	2.75%	to	2.11%
2019		86	$14.17	to	$12.79	$1,173	1.17%	0.60%	to	1.15%	29.41%	to	28.67%
2018		99	$9.94	to	$10.95	$1,050	0.85%	0.60%	to	1.15%	-15.05%	to	-15.48%
2017		103	$11.76	to	$12.89	$1,291	1.06%	0.60%	to	1.15%		10.27%
2016		57		$11.69		$671	1.25%		0.60%			22.92%
VY® American Century Small-Mid Cap Value Portfolio -Service Class
2020		47	$44.72	to	$43.68	$2,155	1.16%	0.75%	to	1.35%	2.73%	to	2.13%
2019		56	$43.53	to	$42.77	$2,481	1.31%	0.75%	to	1.35%	29.71%	to	28.90%
2018		66	$31.65	to	$35.04	$2,269	1.00%	0.75%	to	1.35%	-14.99%	to	-15.51%
2017		72	$37.36	to	$41.32	$2,920	1.06%	0.75%	to	1.35%	10.28%	to	9.63%
2016		73	$33.99	to	$37.56	$2,711	1.35%	0.75%	to	1.35%	23.15%	to	22.38%
VY® Baron Growth Portfolio - Adviser Class
2020		73	$21.05	to	$22.59	$1,582	—	0.60%	to	1.15%	32.06%	to	31.34%
2019		87	$15.94	to	$17.20	$1,423	—	0.60%	to	1.15%	37.41%	to	36.62%
2018		97	$11.60	to	$12.59	$1,156	—	0.60%	to	1.15%	-2.68%	to	-3.23%
2017		84	$11.92	to	$13.01	$1,022	0.51%	0.60%	to	1.15%		27.08%
2016		55		$9.38		$517	—		0.60			4.45%
VY® Columbia Contrarian Core Portfolio - Adviser Class
2020		67	$18.38	to	$17.19	$1,203	—	0.60%	to	1.15%	20.45%	to	19.79%
2019		65	$15.26	to	$14.35	$979	1.39%	0.60%	to	1.15%	31.67%	to	30.93%
2018		66	$10.96	to	$11.59	$750	0.79%	0.60%	to	1.15%	-9.81%	to	-10.31%
2017		121	$12.22	to	$12.85	$1,541	0.85%	0.60%	to	1.15%		20.66%
2016		104		$10.65		$1,104	3.38%		0.60%			7.47%
VY® Columbia Small Cap Value II Portfolio - Adviser Class
2020		42	$13.25	to	$12.51	$527	0.35%	0.60%	to	1.15%	8.61%	to	8.03%
2019		52	$12.20	to	$11.58	$610	—	0.60%	to	1.15%	19.14%	to	18.53%
2018		75	$9.77	to	$10.24	$750	—	0.60%	to	1.15%	-18.47%	to	-18.92%
2017		82	$12.05	to	$12.56	$1,006	0.13%	0.60%	to	1.15%	9.98%	to	9.45%
2016		40	$11.01	to	$11.42	$456	0.07%	0.60%	to	1.15%		22.66%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® Columbia Small Cap Value II Portfolio - Service Class
2020		3,333	$21.90	to	$17.77	$64,815	0.58%	0.95%	to	2.35%	8.52%	to	6.92%
2019		3,780	$20.18	to	$16.62	$68,324	0.34%	0.95%	to	2.35%	19.06%	to	17.46%
2018		4,380	$14.15	to	$18.48	$67,084	0.26%	0.95%	to	2.35%	-18.55%	to	-19.74%
2017		4,846	$17.62	to	$22.69	$91,882	0.29%	0.95%	to	2.35%	9.87%	to	8.36%
2016		6,342	$16.27	to	$20.67	$110,405	0.25%	0.95%	to	2.35%	22.51%	to	20.79%
VY® Invesco Equity and Income Portfolio - Adviser Class
2020		99	$13.96	to	$12.94	$1,329	1.34%	0.60%	to	1.15%	8.78%	to	8.07%
2019		97	$12.75	to	$11.89	$1,204	1.64%	0.60%	to	1.15%	18.72%	to	18.19%
2018		107	$10.06	to	$10.74	$1,116	1.56%	0.60%	to	1.15%	-10.43%	to	-10.97%
2017		113	$11.30	to	$11.99	$1,326	1.65%	0.60%	to	1.15%		9.70%
2016		58		$10.93		$633	2.50%		0.60			13.97%
VY® Invesco Equity and Income Portfolio - Initial Class
2020		28	$27.44	to	$25.56	$766	1.55%	0.75%	to	1.20%	9.14%	to	8.66%
2019		37	$25.06	to	$23.44	$915	2.06%	0.75%	to	1.20%	19.22%	to	18.62%
2018		40	$19.76	to	$21.02	$834	2.02%	0.75%	to	1.20%	-10.17%	to	-10.55%
2017		45	$22.09	to	$23.40	$1,051	1.99%	0.75%	to	1.20%	10.07%	to	9.57%
2016		58	$20.16	to	$21.26	$1,227	1.95%	0.75%	to	1.20%	14.42%	to	13.90%
VY® Invesco Equity and Income Portfolio - Service Class
2020		16,780	$27.45	to	$20.47	$379,822	1.46%	0.50%	to	2.35%	9.13%	to	7.09%
2019		19,511	$25.07	to	$19.03	$409,156	1.78%	0.50%	to	2.35%	19.21%	to	16.96%
2018		22,801	$15.69	to	$24.17	$406,188	1.70%	0.50%	to	2.35%	-10.13%	to	-11.77%
2017		26,356	$17.59	to	$27.03	$529,340	1.57%	0.50%	to	2.35%	10.06%	to	8.01%
2016		32,799	$14.99	to	$24.68	$605,474	1.68%	0.50%	to	2.35%	14.42%	to	12.30%
VY® Invesco Equity and Income Portfolio - Service 2 Class
2020		21,002	$15.42	to	$13.84	$302,757	1.37%	0.80%	to	2.35%	8.65%	to	7.00%
2019		24,124	$14.11	to	$12.85	$322,425	1.68%	0.80%	to	2.35%	18.67%	to	16.82%
2018		27,692	$11.00	to	$11.89	$314,791	1.57%	0.80%	to	2.35%	-10.47%	to	-11.93%
2017		31,912	$12.49	to	$13.28	$409,131	1.38%	0.80%	to	2.35%	9.57%	to	7.86%
2016		36,700	$11.58	to	$12.12	$433,223	1.63%	0.80%	to	2.35%	13.91%	to	12.21%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
2020		134	$12.86	to	$12.38	$1,693	0.76%	0.60%	to	1.15%	-0.54%	to	-1.04%
2019		158	$12.93	to	$12.51	$2,015	0.73%	0.60%	to	1.15%	25.05%	to	24.35%
2018		181	$10.06	to	$10.34	$1,841	1.00%	0.60%	to	1.15%	-12.89%	to	-13.35%
2017		166	$11.61	to	$11.87	$1,945	0.50%	0.60%	to	1.15%		12.73%
2016		75		$10.53		$791	0.66%		0.60%			13.71%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2020		3,083	$43.81	to	$20.71	$82,572	0.95%	0.75%	to	2.35%	-0.48%	to	-2.08%
2019		3,618	$44.02	to	$21.15	$97,865	0.94%	0.75%	to	2.35%	25.23%	to	23.25%
2018		4,218	$17.16	to	$35.15	$92,097	1.09%	0.75%	to	2.35%	-12.84%	to	-14.29%
2017		4,879	$20.02	to	$40.33	$123,187	0.54%	0.75%	to	2.35%	12.87%	to	11.05%
2016		6,423	$18.02	to	$35.73	$143,736	0.62%	0.75%	to	2.35%	13.83%	to	12.00%
VY® Invesco Oppenheimer Global Portfolio - Adviser Class
2020		52	$17.90	to	$18.67	$936	0.53%	0.60%	to	1.15%	26.41%	to	25.72%
2019		67	$14.16	to	$14.85	$956	—	0.60%	to	1.15%	30.39%	to	29.58%
2018		91	$10.86	to	$11.46	$1,004	1.25%	0.60%	to	1.15%	-14.15%	to	-14.61%
2017		84	$12.65	to	$13.42	$1,075	0.52%	0.60%	to	1.15%		35.01%
2016		54		$9.37		$507	0.61%		0.60%			-0.85%
VY® Invesco Oppenheimer Global Portfolio - Initial Class
2020		88	$39.66	to	$32.77	$3,245	1.04%	0.75%	to	1.95%	26.83%	to	25.27%
2019		100	$31.27	to	$26.16	$2,923	0.51%	0.75%	to	1.95%	30.78%	to	29.25%
2018		114	$20.10	to	$23.91	$2,562	1.48%	0.75%	to	2.00%	-13.84%	to	-14.94%
2017		139	$23.63	to	$27.75	$3,668	1.06%	0.75%	to	2.00%	35.50%	to	33.81%
2016		171	$17.66	to	$20.48	$3,341	1.18%	0.75%	to	2.00%	-0.53%	to	-1.78%
VY® Invesco Oppenheimer Global Portfolio - Service Class
2020		4,055	$44.38	to	$29.50	$136,896	0.84%	0.75%	to	2.35%	26.47%	to	24.42%
2019		4,878	$35.09	to	$23.71	$131,160	0.22%	0.75%	to	2.35%	30.45%	to	28.37%
2018		5,777	$15.67	to	$28.21	$120,046	1.38%	0.75%	to	2.35%	-14.03%	to	-15.43%
2017		7,034	$18.30	to	$32.90	$170,930	0.92%	0.75%	to	2.55%	35.10%	to	32.69%
2016		6,396	$13.60	to	$24.41	$118,932	0.87%	0.75%	to	2.55%	-0.77%	to	-2.58%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
2020		65	$19.42	to	$19.02	$1,245	0.10%	0.60%	to	1.15%	30.51%	to	29.74%
2019		57	$14.88	to	$14.66	$844	0.26%	0.60%	to	1.15%	35.77%	to	34.99%
2018		64	$10.86	to	$10.96	$696	—	0.60%	to	1.15%	-4.36%	to	-4.90%
2017	6/6/2017	65	$11.42	to	$11.46	$744	(b)	0.60%	to	1.15%		(b)
2016		(b)		(b)		(b)	(b)		(b)			(b)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2020		152	$52.90	to	$58.24	$9,094	0.10%	0.75%	to	1.35%	30.42%	to	29.65%
2019		167	$40.56	to	$44.92	$7,683	0.24%	0.75%	to	1.35%	35.88%	to	35.06%
2018		194	$28.12	to	$35.13	$6,589	0.00%	0.75%	to	1.35%	-4.17%	to	-4.75%
2017		238	$29.44	to	$36.75	$8,484	0.46%	0.75%	to	1.35%	23.51%	to	22.78%
2016		270	$23.92	to	$29.82	$7,836	0.09%	0.75%	to	1.35%	6.37%	to	5.72%
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
2020		192	$23.19	to	$22.27	$4,399	—	0.60%	to	1.15%	35.22%	to	34.48%
2019		203	$17.15	to	$16.56	$3,439	—	0.60%	to	1.15%	29.34%	to	28.67%
2018		228	$12.87	to	$13.26	$3,000	—	0.60%	to	1.15%	-2.14%	to	-2.72%
2017		216	$13.23	to	$13.55	$2,915	—	0.60%	to	1.15%		32.07%
2016		190		$10.26		$1,946	—		0.60%			0.39%
Voya Strategic Allocation Conservative Portfolio - Class S
2020		98	$25.76	to	$23.43	$2,424	2.12%	0.75%	to	1.35%	9.38%	to	8.72%
2019		97	$23.55	to	$21.55	$2,195	2.33%	0.75%	to	1.35%	13.60%	to	12.95%
2018		88	$19.08	to	$20.73	$1,760	2.34%	0.75%	to	1.35%	-5.00%	to	-5.54%
2017		103	$20.20	to	$21.82	$2,174	2.28%	0.75%	to	1.35%	9.37%	to	8.66%
2016		114	$18.59	to	$19.95	$2,204	2.66%	0.75%	to	1.35%	4.67%	to	4.09%
Voya Strategic Allocation Growth Portfolio - Class S
2020		15	$33.73	to	$31.41	$470	1.56%	0.75%	to	1.20%	13.30%	to	12.78%
2019		15	$29.77	to	$27.85	$426	3.20%	0.75%	to	1.20%	21.56%	to	21.03%
2018		28	$22.54	to	$24.49	$638	2.00%	0.75%	to	1.35%	-9.20%	to	-9.73%
2017		34	$24.97	to	$26.96	$865	1.78%	0.75%	to	1.35%	16.70%	to	15.98%
2016		34	$21.53	to	$23.11	$754	2.35%	0.75%	to	1.35%	5.82%	to	5.18%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Strategic Allocation Moderate Portfolio - Class S
2020		31	$29.84	to	$27.14	$869	1.78%	0.75%	to	1.35%	11.59%	to	10.96%
2019		36	$26.74	to	$24.46	$929	2.53%	0.75%	to	1.35%	18.06%	to	17.31%
2018		37	$20.85	to	$22.65	$807	2.72%	0.75%	to	1.35%	-7.02%	to	-7.58%
2017		53	$22.56	to	$24.36	$1,250	1.66%	0.75%	to	1.35%	13.41%	to	12.74%
2016		54	$20.01	to	$21.47	$1,126	2.36%	0.75%	to	1.35%	5.50%	to	4.87%
Voya Growth and Income Portfolio - Class A
2020		33,214	$17.12	to	$23.14	$817,138	0.87%	0.60%	to	2.35%	15.99%	to	13.99%
2019		37,956	$14.76	to	$20.30	$814,193	1.19%	0.60%	to	2.35%	27.57%	to	25.31%
2018		44,119	$11.46	to	$18.44	$751,046	1.35%	0.60%	to	2.35%	-5.47%	to	-7.16%
2017		50,579	$12.19	to	$19.53	$921,461	1.27%	0.60%	to	2.35%	19.07%	to	17.04%
2016		63,421	$10.28	to	$16.42	$981,920	1.48%	0.60%	to	2.35%	8.55%	to	6.65%
Voya Growth and Income Portfolio - Class I
2020		30	$23.19	to	$21.43	$682	1.22%	0.95%	to	1.95%	16.18%	to	14.97%
2019		32	$19.96	to	$18.64	$633	1.69%	0.95%	to	1.95%	27.62%	to	26.37%
2018		36	$14.75	to	$16.71	$550	1.83%	0.95%	to	1.95%	-5.38%	to	-6.29%
2017		40	$15.74	to	$17.72	$653	1.68%	0.95%	to	1.95%	19.26%	to	17.99%
2016		51	$13.31	to	$14.91	$706	1.92%	0.95%	to	2.00%	8.71%	to	7.51%
Voya Growth and Income Portfolio - Class S
2020		19,863	$42.80	to	$20.57	$445,454	1.05%	0.75%	to	2.35%	16.05%	to	14.21%
2019		22,644	$36.88	to	$18.01	$442,220	1.39%	0.75%	to	2.35%	27.61%	to	25.51%
2018		26,343	$14.35	to	$28.90	$407,495	1.56%	0.75%	to	2.35%	-5.40%	to	-6.94%
2017		30,016	$15.42	to	$30.55	$496,239	1.46%	0.75%	to	2.35%	19.15%	to	17.26%
2016		38,388	$13.15	to	$25.64	$537,774	1.66%	0.75%	to	2.35%	8.64%	to	6.91%
Voya Global High Dividend Low Volatility Portfolio - Class A
2020		2	$12.64	to	$13.04	$20	—	0.60%	to	1.15%	-1.86%	to	-2.40%
2019		2	$12.88	to	$13.36	$21	—	0.60%	to	1.15%	20.37%	to	19.61%
2018		2	$10.70	to	$11.17	$19	4.35%	0.60%	to	1.15%	-9.78%	to	-10.28%
2017		2	$11.86	to	$12.45	$27	2.74%	0.60%	to	1.15%		22.39%
2016		2		$9.69		$15	1.22%		0.60%			4.87%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Global High Dividend Low Volatility Portfolio – Class S
2020		34,531	$14.08	to	$11.41	$428,150	2.02%	0.75%	to	2.35%	-1.88%	to	-3.47%
2019		39,094	$14.35	to	$11.82	$498,785	2.46%	0.75%	to	2.35%	20.49%	to	18.56%
2018		31,609	$9.97	to	$11.91	$338,627	4.56%	0.75%	to	2.35%	-9.77%	to	-11.22%
2017		36,063	$11.23	to	$13.20	$432,631	2.13%	0.75%	to	2.35%	22.56%	to	20.49%
2016		44,654	$9.32	to	$10.77	$441,417	2.56%	0.75%	to	2.35%	4.97%	to	3.30%
Voya Index Plus LargeCap Portfolio – Class S
2020		4,305	$32.05	to	$24.94	$117,869	1.25%	0.75%	to	2.35%	14.75%	to	12.90%
2019		5,047	$27.93	to	$22.09	$121,338	1.44%	0.75%	to	2.35%	28.77%	to	26.66%
2018		6,101	$16.63	to	$26.28	$114,697	1.02%	0.75%	to	2.35%	-7.74%	to	-9.21%
2017		4,532	$18.30	to	$28.56	$94,364	1.41%	0.75%	to	2.35%	23.37%	to	21.38%
2016		5,820	$14.54	to	$23.21	$98,706	1.42%	0.75%	to	2.35%	9.17%	to	7.40%
Voya Index Plus MidCap Portfolio - Class S
2020		2,057	$38.15	to	$23.02	$60,410	1.05%	0.75%	to	2.35%	7.16%	to	5.40%
2019		2,331	$35.60	to	$21.84	$64,681	1.12%	0.75%	to	2.35%	25.80%	to	23.81%
2018		2,684	$17.06	to	$28.58	$59,709	0.80%	0.75%	to	2.35%	-15.17%	to	-16.56%
2017		3,004	$20.21	to	$33.77	$79,590	1.08%	0.75%	to	2.55%	12.44%	to	10.40%
2016		4,011	$16.81	to	$30.11	$94,919	0.74%	0.75%	to	2.55%	16.95%	to	14.87%
Voya Index Plus SmallCap Portfolio – Class S
2020		1,716	$36.12	to	$20.01	$45,273	0.75%	0.75%	to	2.35%	4.30%	to	2.62%
2019		1,916	$34.63	to	$19.50	$49,188	0.78%	0.75%	to	2.35%	20.66%	to	18.69%
2018		2,169	$16.43	to	$28.70	$46,564	0.65%	0.75%	to	2.35%	-13.29%	to	-14.65%
2017		2,398	$19.25	to	$33.09	$60,019	0.64%	0.75%	to	2.55%	8.81%	to	6.84%
2016		3,311	$16.55	to	$30.42	$76,756	0.58%	0.75%	to	2.55%	26.07%	to	23.83%
Voya International Index Portfolio - Class A
2020		40,142	$12.44	to	$11.40	$478,243	2.04%	0.60%	to	2.35%	6.60%	to	4.68%
2019		45,059	$11.67	to	$10.89	$509,295	2.67%	0.60%	to	2.35%	20.19%	to	18.11%
2018		52,059	$9.22	to	$10.57	$495,552	2.40%	0.60%	to	2.35%	-14.67%	to	-16.18%
2017		58,229	$11.00	to	$12.44	$656,783	2.04%	0.60%	to	2.35%	23.45%	to	21.27%
2016		71,179	$9.07	to	$9.51	$657,808	2.62%	0.60%	to	2.35%	-0.22%	to	-1.95%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya International Index Portfolio - Class S
2020		1,600	$22.70	to	$10.17	$17,978	2.26%	0.75%	to	2.35%	6.82%	to	5.06%
2019		1,898	$21.25	to	$9.68	$20,185	2.94%	0.75%	to	2.35%	20.12%	to	18.19%
2018		2,198	$8.19	to	$17.69	$19,635	2.63%	0.75%	to	2.35%	-14.50%	to	-15.91%
2017		2,555	$9.74	to	$20.69	$26,966	2.24%	0.75%	to	2.35%	23.60%	to	21.60%
2016		3,386	$8.01	to	$16.74	$29,139	2.92%	0.75%	to	2.35%	-0.24%	to	-1.84%
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2020		11,592	$25.52	to	$53.15	$654,409	0.44%	0.60%	to	2.35%	37.28%	to	34.86%
2019		13,094	$18.59	to	$39.41	$544,818	0.48%	0.60%	to	2.35%	34.71%	to	32.29%
2018		7,040	$12.90	to	$34.88	$218,468	0.87%	0.60%	to	2.35%	-1.85%	to	-3.53%
2017		7,757	$13.21	to	$35.58	$248,176	1.01%	0.60%	to	2.35%	30.14%	to	27.85%
2016		8,941	$10.80	to	$27.38	$224,178	1.13%	0.60%	to	2.35%	5.68%	to	3.83%
Voya Russell™ Large Cap Index Portfolio - Class A
2020		181	$17.15	to	$16.80	$3,084	1.11%	0.60%	to	1.15%	20.52%	to	19.83%
2019		205	$14.23	to	$14.02	$2,888	1.34%	0.60%	to	1.15%	29.84%	to	29.10%
2018		187	$10.86	to	$10.96	$2,033	1.18%	0.60%	to	1.15%	-4.45%	to	-4.99%
2017	4/28/2017	118	$11.43	to	$11.47	$1,349	(b)	0.60%	to	1.15%		(b)
2016		(b)		(b)		(b)	(b)		(b)			(b)
Voya Russell™ Large Cap Index Portfolio - Class S
2020		16,060	$48.34	to	$25.58	$443,697	1.20%	0.90%	to	2.35%	20.49%	to	18.70%
2019		17,432	$25.60	to	$21.55	$403,442	1.49%	0.80%	to	2.35%	29.95%	to	27.89%
2018		19,370	$16.85	to	$30.92	$349,036	1.42%	0.80%	to	2.35%	-4.46%	to	-5.97%
2017		20,834	$17.91	to	$32.39	$397,452	1.42%	0.80%	to	2.35%	21.29%	to	19.39%
2016		25,292	$15.00	to	$26.73	$401,932	1.65%	0.80%	to	2.35%	9.82%	to	8.07%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2020		0	$14.26	to	$14.15	$6	—	1.25%	to	1.40%	0.21%	to	0.07%
2019		3	$14.23	to	$14.14	$42	2.45%	1.25%	to	1.40%	24.28%	to	24.14%
2018		3	$11.39	to	$11.45	$40	3.39%	1.25%	to	1.40%	-7.74%	to	-7.92%
2017		6	$12.37	to	$12.41	$78	2.02%	1.25%	to	1.40%	12.00%	to	11.84%
2016		7	$11.05	to	$11.08	$74	1.27%	1.25%	to	1.40%	14.23%	to	13.92%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Russell™ Large Cap Value Index Portfolio – Class S
2020		23,819	$33.88	to	$27.19	$680,566	0.91%	0.50%	to	2.35%	0.68%	to	-1.20%
2019		27,668	$33.65	to	$27.52	$795,759	0.94%	0.50%	to	2.35%	1.36%	to	22.69%
2018		8,531	$10.74	to	$25.76	$193,129	2.10%	0.60%	to	2.35%	-7.41%	to	-9.08%
2017		9,712	$11.67	to	$27.92	$240,301	1.88%	0.60%	to	2.35%	12.51%	to	10.58%
2016		11,927	$11.01	to	$24.90	$267,245	1.36%	0.60%	to	2.35%	14.66%	to	12.56%
Voya Russell™ Mid Cap Growth Index Portfolio – Class S
2020		11,787	$13.65	to	$47.78	$588,673	0.16%	0.75%	to	2.35%	33.43%	to	31.34%
2019		13,981	$10.23	to	$36.38	$528,903	0.34%	0.75%	to	2.35%	1.49%	to	31.38%
2018		7,112	$27.69	to	$31.95	$208,853	0.44%	0.90%	to	2.35%	-6.22%	to	-7.61%
2017		7,694	$29.96	to	$34.07	$243,426	0.68%	0.90%	to	2.35%	23.24%	to	21.43%
2016		9,694	$24.67	to	$27.65	$250,790	0.68%	0.90%	to	2.35%	5.86%	to	4.27%
Voya Russell™ Mid Cap Index Portfolio – Class A
2020		226	$16.00	to	$15.85	$3,604	0.89%	0.60%	to	1.15%	15.36%	to	14.69%
2019		273	$13.87	to	$13.82	$3,787	1.13%	0.60%	to	1.15%	28.54%	to	27.84%
2018		290	$10.79	to	$10.81	$3,128	1.01%	0.60%	to	1.15%	-10.38%	to	-10.81%
2017		299	$12.04	to	$12.12	$3,611	0.83%	0.60%	to	1.15%		16.67%
2016		165		$10.32		$1,697	0.70%		0.60%			12.17%
Voya Russell™ Mid Cap Index Portfolio – Class S
2020		6,524	$29.00	to	$24.19	$169,982	1.03%	0.95%	to	2.35%	15.22%	to	13.57%
2019		7,710	$25.17	to	$21.30	$175,703	1.37%	0.95%	to	2.35%	28.48%	to	26.71%
2018		8,839	$16.81	to	$19.59	$158,292	1.21%	0.95%	to	2.35%	-10.43%	to	-11.71%
2017		9,775	$19.04	to	$21.86	$197,217	1.25%	0.95%	to	2.35%	16.58%	to	14.91%
2016		13,179	$16.57	to	$18.76	$229,870	1.00%	0.95%	to	2.35%	12.07%	to	10.47%
Voya Russell™ Small Cap Index Portfolio – Class A
2020		177	$15.81	to	$15.40	$2,767	0.53%	0.60%	to	1.15%	18.25%	to	17.56%
2019		219	$13.37	to	$13.10	$2,901	0.69%	0.60%	to	1.15%	23.80%	to	23.12%
2018		215	$10.64	to	$10.80	$2,310	0.72%	0.60%	to	1.15%	-12.20%	to	-12.64%
2017		199	$12.18	to	$12.30	$2,440	0.56%	0.60%	to	1.15%	12.95%	to	12.26%
2016		105	$10.85	to	$10.89	$1,139	0.62%	0.60%	to	1.15%		19.80%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Russell™ Small Cap Index Portfolio - Class S
2020		15,097	$27.80	to	$23.04	$375,290	0.85%	0.90%	to	2.35%	18.30%	to	16.54%
2019		17,853	$23.50	to	$19.77	$378,740	0.49%	0.90%	to	2.35%	23.62%	to	21.81%
2018		8,290	$16.23	to	$19.01	$143,579	0.90%	0.90%	to	2.35%	-12.23%	to	-13.49%
2017		8,837	$18.76	to	$21.66	$176,184	0.85%	0.90%	to	2.35%	12.93%	to	11.27%
2016		11,530	$16.86	to	$19.18	$204,976	0.97%	0.90%	to	2.35%	19.73%	to	17.98%
Voya Small Company Portfolio - Class A
2020		39	$12.39	to	$12.14	$473	—	0.60%	to	1.15%	11.02%	to	10.46%
2019		39	$11.16	to	$10.99	$425	—	0.60%	to	1.15%	24.83%	to	24.18%
2018		40	$8.85	to	$8.94	$356	—	0.60%	to	1.15%	-16.68%	to	-17.21%
2017	6/26/2017	40	$10.69	to	$10.73	$430	(b)	0.60%	to	1.15%		(b)
2016		(b)		(b)		(b)	(b)		(b)			(b)
Voya Small Company Portfolio - Class S
2020		2,582	$39.82	to	$22.08	$63,710	0.26%	0.75%	to	2.35%	11.20%	to	9.42%
2019		3,046	$35.81	to	$20.18	$68,075	0.14%	0.75%	to	2.35%	24.90%	to	22.90%
2018		3,605	$16.42	to	$31.64	$65,109	0.24%	0.75%	to	2.35%	-16.68%	to	-18.02%
2017		4,207	$20.03	to	$38.07	$92,066	0.13%	0.75%	to	2.35%	10.17%	to	8.39%
2016		5,486	$18.48	to	$34.64	$109,739	0.17%	0.75%	to	2.35%	23.24%	to	21.26%
Voya U.S. Bond Index Portfolio - Class S
2020		15,485	$14.36	to	$11.67	$195,730	2.52%	0.75%	to	2.35%	6.29%	to	4.48%
2019		13,739	$13.51	to	$11.17	$165,561	2.20%	0.75%	to	2.35%	7.14%	to	5.48%
2018		13,953	$10.59	to	$12.62	$158,502	2.07%	0.75%	to	2.35%	-1.33%	to	-2.93%
2017		15,142	$10.91	to	$12.81	$176,151	2.02%	0.75%	to	2.35%	2.16%	to	0.55%
2016		19,330	$10.85	to	$12.56	$221,944	2.03%	0.75%	to	2.35%	1.30%	to	-0.37%
Voya MidCap Opportunities Portfolio – Class A
2020		84	$20.23	to	$20.40	$1,696	—	0.60%	to	1.15%	39.61%	to	38.87%
2019		95	$14.49	to	$14.69	$1,376	—	0.60%	to	1.15%	27.89%	to	27.19%
2018		101	$11.33	to	$11.55	$1,156	—	0.60%	to	1.15%	-8.48%	to	-9.06%
2017		103	$12.38	to	$12.70	$1,281	—	0.60%	to	1.15%		23.68%
2016		80		$10.01		$804	—		0.60%			6.15%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya MidCap Opportunities Portfolio – Class S
2020		24,145	$59.11	to	$42.74	$854,273	0.06%	0.75%	to	2.35%	39.71%	to	37.47%
2019		28,374	$42.31	to	$31.09	$725,676	0.13%	0.75%	to	2.35%	28.10%	to	26.02%
2018		33,765	$17.95	to	$37.76	$681,734	—	0.75%	to	2.35%	-8.40%	to	-9.86%
2017		38,165	$19.89	to	$41.33	$848,540	0.00%	0.75%	to	2.35%	23.83%	to	21.83%
2016		21,188	$16.31	to	$33.46	$387,227	0.00%	0.75%	to	2.35%	6.20%	to	4.47%
Voya SmallCap Opportunities Portfolio - Class A
2020		98	$15.77	to	$15.47	$1,528	—	0.60%	to	1.15%	24.96%	to	24.26%
2019		119	$12.62	to	$12.45	$1,494	—	0.60%	to	1.15%	24.33%	to	23.63%
2018		141	$10.07	to	$10.15	$1,432	—	0.60%	to	1.15%	16.80%	to	-17.26%
2017		141	$12.16	to	$12.20	$1,721	—	0.60%	to	1.15%		17.42%
2016		110		$10.39		$1,138	—		0.60%			12.20%
Voya SmallCap Opportunities Portfolio - Class S
2020		1,195	$27.93	to	$31.44	$29,257	—	0.75%	to	2.35%	25.13%	to	23.10%
2019		1,443	$22.32	to	$25.54	$28,450	—	0.75%	to	2.35%	24.41%	to	22.44%
2018		1,726	$13.71	to	$32.36	$27,772	—	0.75%	to	2.35%	-16.71%	to	-18.07%
2017		1,976	$16.71	to	$38.96	$38,833	—	0.75%	to	2.35%	17.56%	to	15.66%
2016		2,671	$14.43	to	$33.22	$44,558	—	0.75%	to	2.35%	12.25%	to	10.44%
Wells Fargo VT Omega Growth Fund – Class 2
2020		15	$47.54	to	$44.83	$710	—	1.65%	to	2.20%	40.82%	to	40.05%
2019		20	$34.58	to	$32.01	$658	—	1.40%	to	2.20%	35.13%	to	34.05%
2018		23	$23.88	to	$25.59	$572	—	1.40%	to	2.20%	-1.12%	to	-1.97%
2017		29	$24.35	to	$25.88	$732	0.01%	1.40%	to	2.20%	32.71%	to	31.63%
2016		41	$18.50	to	$19.50	$771	—	1.40%	to	2.20%	-0.86%	to	-1.70%
Wells Fargo VT Index Asset Allocation Fund – Class 2
2020		25	$28.87	to	$26.69	$700	0.87%	1.65%	to	2.10%	14.65%	to	14.16%
2019		28	$25.18	to	$23.38	$684	0.93%	1.65%	to	2.10%	18.16%	to	17.66%
2018		50	$19.87	to	$21.31	$1,039	1.01%	1.65%	to	2.10%	-4.48%	to	-4.97%
2017		52	$20.91	to	$22.31	$1,132	0.78%	1.65%	to	2.10%	10.39%	to	9.88%
2016		58	$19.02	to	$20.21	$1,152	0.86%	1.65%	to	2.10%	5.87%	to	5.37%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Wells Fargo VT Small Cap Growth Fund - C
2020		7	$61.23	to	$56.60	$385	—	1.65%	to	2.10%	55.17%	to	54.48%
2019		7	$39.46	to	$36.64	$266	—	1.65%	to	2.10%	22.78%	to	22.21%
2018		7	$29.98	to	$32.14	$224	—	1.65%	to	2.10%	-0.37%	to	-0.83%
2017		8	$30.23	to	$32.26	$243	—	1.65%	to	2.10%	23.78%	to	23.21%
2016		8	$24.53	to	$26.06	$202	—	1.65%	to	2.10%	5.98%	to	5.46%

As investment Division had no investments until 2016, this data is not meaningful and is
(a)	therefore not presented.

As investment Division had no investments until 2017, this data is not meaningful and is
(b)	therefore not presented.

As investment Division had no investments until 2019, this data is not meaningful and is
(c)	therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.

B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investments income is determined by the timing of declaration of dividends by the underlying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense risks, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

FINANCIAL STATEMENTS - STATUTORY BASIS AND SUPPLEMENTARY INFORMATION Venerable Insurance and Annuity Company For the years ended December 31, 2020 and 2019 with Report of Independent Auditors

VENERABLE INSURANCE AND ANNUITY COMPANY
Financial Statements — Statutory Basis
And Supplementary Information
December 31, 2020

Contents
Ernst & Young LLP One Commerce Square Suite 700 2005 Market Street Philadelphia, PA 19103	Tel: (215) 448-5000 Fax: (215) 448-5500 ey.com

Report of Independent Auditors

The Board of Directors and Stockholder
Venerable Insurance and Annuity Company

We have audited the accompanying statutory-basis financial statements of Venerable Insurance and Annuity Company (the Company), which comprise the balance sheets as of December 31, 2020 and 2019, and the related statements of operations, changes in capital and surplus and cash flows for the years then ended, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Insurance   Division, Department of Commerce, of the State of Iowa. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and   fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Contents
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which is a basis of accounting other than U.S. generally accepted accounting principles. The effects on the financial statements of the variances between these statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on
U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2020 and 2019, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory-Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2020 and 2019, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

March 30, 2021

Contents
VENERABLE INSURANCE AND NNUITY COMPANY
Balance Sheets — Statutory Basis

	December 31
	2020	2019
Admitted Assets	(In Thousands)
Cash and invested assets:
Bonds	$15,518,740	$16,242,817
Bonds - securities loaned and pledged	604,079	260,419
Preferred stocks	117,798	156,124
Common stocks	12,038	10,811
Investment in and advances to subsidiaries	1,388,550	1,377,891
Mortgage loans	3,404,838	3,545,908
Contract loans	4,421	5,294
Derivatives	995,020	1,133,964
Other invested assets	500,406	437,476
Cash and short term investments	787,405	726,109
Total cash and invested assets	23,333,295	23,896,813

Deferred and uncollected premiums, less loading ($1,591 and $1,621 at December 31, 2020 and 2019, respectively)	(52,233)	(49,154)
Accrued investment income	155,341	174,069
Reinsurance balances recoverable	134,574	125,941
Indebtedness from related parties	1,912	89,399
Other assets	169,702	535,157
Separate account assets	25,595,175	25,479,559
Total admitted assets	$49,337,766	$50,251,785

The accompanying notes are an integral part of these financial statements.

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Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
 Balance Sheets — Statutory Basis

	December 31
	2020	2019
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$13,338,068	$14,202,215
Deposit type contracts	2,912,756	2,752,699
Policy and contract claims	(8,846)	(11,095)
Total policy and contract liabilities	16,241,978	16,943,819

Interest maintenance reserve	219,150	83,777
Accounts payable and accrued expenses	8,942	34,043
Reinsurance balances	2,727,013	3,058,063
Current federal income taxes payable (including $58,363 and $21,364 on realized capital losses at December 31, 2020 and 2019, respectively)	—	—
Asset valuation reserve	392,556	338,015
Derivatives	1,241,056	1,806,672
Borrowed money	—	10,009
Net transfers from separate accounts due or accrued	(57,762)	(47,017)
Other liabilities	283,830	103,443
Separate account liabilities	25,595,175	25,479,559
Total liabilities	46,651,938	47,810,384

Capital and surplus:
Common stock: authorized 250,000 shares of $10 par value; 250,000 shares issued and outstanding	2,500	2,500
Special surplus funds	258,517	270,583
Surplus notes	350,000	435,000
Paid in and contributed surplus	1,240,463	1,240,463
Unassigned surplus	834,348	492,855
Total capital and surplus	2,685,828	2,441,401
Total liabilities and capital and surplus	49,337,766	50,251,785

The accompanying notes are an integral part of these financial statements.

4

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
Statements of Operations — Statutory Basis

	Year ended December 31
	2020	2019
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$3,093	$7,859
Policy proceeds and dividends left on deposit	38,652	39,010
Net investment income	1,550,345	1,078,355
Amortization of interest maintenance reserve	17,567	17,386
Commissions, expense allowances, and reserve adjustments on reinsurance ceded	(1,098,962)	(1,413,302)
Other revenue	10,126	1,253
Total premiums and other revenues	520,821	(269,439)

Benefits paid or provided:
Annuity benefits	944,258	785,648
Surrender benefits and withdrawals	1,755,437	2,473,409
Interest and adjustments on contract or deposit-type funds	130,690	123,483
Accident and health benefits	—	136
Other benefits	212,855	229,897
Decrease in life, annuity, and accident and health reserves	(864,015)	(1,116,086)
Net transfers from separate accounts	(2,745,600)	(3,293,444)
Total benefits paid or provided	(566,375)	(796,958)

Insurance expenses and other deductions:
Commissions	141,143	149,516
General expenses	117,898	126,483
Insurance taxes, licenses and fees	4,096	20,949
Other expense (income)	(455,071)	730,745
Total insurance (income) expenses and other deductions	(191,934)	1,027,692
Gain (loss) from operations before federal income taxes and net realized capital losses	1,279,130	(500,173)
Federal income tax expense	(37,000)	(10,637)
Gain (loss) from operations before net realized capital losses	1,316,130	(489,536)
Net realized capital gain (loss)	(1,187,348)	589,345
Net income	$128,782	$99,810

The accompanying notes are an integral part of these financial statements.

5

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Capital and Surplus — Statutory Basis

	Year ended December 31
	2020	2019
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,500	$2,500

Surplus notes:
Balance at beginning of year	435,000	435,000
Surplus notes paid	(85,000)	—
Balance at end of year	350,000	435,000

Paid-in and contributed surplus:
Balance at beginning and end of year	$1,240,463	$1,240,463

Special surplus funds:
Balance at beginning of year	270,583	305,109
Amortization of gain on reinsurance	(12,066)	(34,526)
Balance at end of year	258,517	270,583

Unassigned surplus:
Balance at beginning of year	492,855	268,626
Net income	128,782	99,810
Change in net unrealized capital gains	313,615	425,064
Change in nonadmitted assets	(4,601)	(2,031)
Change in reserve due to change in valuation basis	(9,761)	—
Change in asset valuation reserve	(54,542)	(102,614)
Dividends to stockholder	(32,000)	(221,000)
Additional minimum pension liability	$—	$25,000
Balance at end of year	834,348	492,855

Preferred capital stock held in treasury balance at beginning and end of year	—	—
Total capital and surplus	$2,685,828	$2,441,401

The accompanying notes are an integral part of these financial statements.

6

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
Statements of Cash Flows — Statutory Basis

	Year ended December 31
	2020	2019
	(In Thousands)
Operating Activities
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$5,108	$6,204
Net investment income received	1,647,276	1,092,276
Commissions and expenses paid	77,552	(1,861,264)
Benefits paid	(3,995,241)	(3,708,023)
Net transfers from separate accounts	2,725,158	3,307,739
Miscellaneous income	88,074	68,297
Net cash (used in) provided by operations	547,927	(1,094,771)

Investment Activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	5,430,299	4,349,645
Stocks	89,703	16,207
Mortgage loans	236,156	538,150
Other invested assets	36,287	4,908
Net gain on cash and short-term investments	148	3
Miscellaneous proceeds	24,924	29,133
Total investment proceeds	5,817,517	4,938,046
Cost of investments acquired:
Bonds	4,893,125	3,494,108
Stocks	52,044	46,213
Mortgage loans	97,776	266,101
Other invested assets	122,497	122,005
Net gain (loss) on derivatives	1,301,071	(408,561)
Miscellaneous applications	(11,696)	13,727
Total cost of investments acquired	6,454,817	3,533,593
Net decrease in contract loans	873	920
Net cash provided by (used in) investment activities	(636,427)	1,405,373
Financing and Miscellaneous Activities
Other cash provided (applied):
Capital contribution and surplus paid-out	(85,000)	—
Borrowed funds	(10,000)	(5)
Net deposits on deposit type contracts	160,058	56,514
Dividends paid to stockholder	(32,000)	(221,000)
Funds withheld under reinsurance treaty	—	251,500
Other cash provided (applied)	116,737	(1,152,829)
Net cash provided by (used in) financing and miscellaneous activities	149,795	(1,065,820)
Net increase (decrease) in cash and short-term investments	61,295	(755,218)
Cash and short-term investments:
Beginning of year	726,110	1,481,328
End of year	$787,405	726,110

The accompanying notes are an integral part of these financial statements.

7

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Venerable Insurance and Annuity Company (“VIAC” or the “Company”), is domiciled in Iowa and is a direct, wholly-owned subsidiary of Venerable Holdings, Inc. (“Venerable Holdings”), a holding company domiciled in the state of Delaware. Venerable Holdings acquired certain assets of Voya Financial, Inc., including all of the shares of the capital stock of the Company (formerly known as Voya Insurance and Annuity Company) and VIAC Services Company (“VSC”) and all of the membership interest of Directed Services LLC (“DSL”) (collectively, the “VIAC Acquisition”) on June 1, 2018.

On October 27, 2020, the Company signed a Master Transaction Agreement (“MTA”) pursuant to which the Company, as buyer, is to acquire 100% of the issued and outstanding capital stock of Corporate Solutions Life Reinsurance Company, an insurance company domiciled in Delaware (“CS Life Re”), from Equitable Holdings Inc., a corporation organized under the laws of the State of Delaware, as seller (the “CSLR Acquisition”). In connection with the closing of the CSLR Acquisition, CS Life Re will reinsure certain variable annuity contracts of Equitable Financial Life Insurance Company, a New York-domiciled insurance company, through a reinsurance agreement. Additionally, in connection with the closing of the CSLR Acquisition, the Company currently intends to, but is not required to, reinsure its deferred variable annuity business and payout annuity business to CS Life Re through a reinsurance agreement. The CSLR Acquisition and the reinsurance transactions are expected to close in the second quarter of 2021, subject to customary closing conditions, including regulatory approvals.

Description of Business

The Company historically offered various insurance products including immediate and deferred variable and fixed annuities, fixed indexed annuities, traditional life insurance, supplemental contracts consisting of life insurance proceeds and payout annuities for pre-retirement wealth accumulation and post-retirement income management. The Company ceased the issuance of new fixed and indexed annuity products in 2018, ceased the issuance of new variable annuity products in 2010, and ceased the issuance of new life insurance policies in 2001, placing them in run-off. New amounts may continue to be deposited as add-on premiums to certain existing contracts. The Company has a significant concentration of reinsurance. See, “Reinsurance” in the Notes to Financial Statements for further discussion of the Company’s reinsurance arrangements.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles

Effective January 1, 2020, the Company elected to adopt in full, a change in reserve valuation basis as described in SSAP No. 51R - Life Contracts (“SSAP No. 51R”) for its variable annuity reserves. This change in valuation basis impacts annuities reserves written from 1981 to 2019 under the revisions to the Commissioners Annuity Reserve Valuation Method (“CARVM”) adopted in Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”), and Actuarial Guideline 43 CARVM for variable annuities (“AG43”). The amount of full adoption was $9.8, which has been recognized in unassigned funds.

Correction of Errors

The Company does not have any correction of errors to disclose as of December 31, 2020.

8

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

Unusual or Infrequent Events

On January 30, 2020, the World Health Organization (“WHO”) declared that the coronavirus disease 2019 (“COVID-19”) outbreak was a global health emergency. On March 11, 2020, the WHO raised the COVID-19 outbreak to “pandemic” status. Between that time and the issuance of these financial statements, many cities, states, and countries issued and revised shelter in place orders requesting or requiring citizens to remain at home. These orders also included restrictions on travel, closures of businesses, and restrictions on those businesses allowed to remain open. Many of these orders remain in place as of the financial statement issuance date. To date, more than 400,000 Americans and more than two million people globally have died from COVID-19. The Company can experience losses resulting from the payment of greater than anticipated death benefits as a result of an increase in the national mortality rate from events such as COVID-19. Additionally, the Company can experience losses in its investment portfolio as a result of volatile markets. Though volatility has persisted in financial markets since March 2020, the major stock indices all trade significantly higher as of the financial statement issuance date compared with pre-COVID-19 levels. Market recovery is largely attributable to unprecedented fiscal stimulus including emergency relief from the United States federal government in excess of $3 trillion to date, and anticipation for additional fiscal stimulus as proposed by the Biden administration. Through the issuance of these financial statements, COVID-19 has not resulted in a material adverse impact to the Company’s financial statements. The extent of any future impact of the COVID-19 pandemic on the Company’s business and its financial and operational performance will depend on future developments, including (i) the duration, spread, severity, and any recurrence of the COVID-19 pandemic, including through any new variant strains of the underlying virus; (ii) the effectiveness and availability of vaccines; (iii) the duration and scope of related federal, state, and local government orders and restrictions; and (iv) the impact of the COVID-19 pandemic on financial markets, all of which are highly uncertain and cannot be predicted.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division, which practices differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). The more significant variances from U.S. GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on a rating assigned by the National Association of Insurance Commissioners (“NAIC”).

The Company periodically reviews the value of its investments in bonds and mandatorily redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline. To make this determination for each security, the following are some of the factors considered:

•	The length of time and the extent to which the fair value has been below cost.
•	The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
•	The Company’s intent to sell the security prior to its maturity at an amount below its carrying value.
•	The Company’s intent and ability to hold the security long enough for it to recover its cost.

Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other-than- temporary. When an other-than-temporary impairment (“OTTI”) is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The interest related OTTI is deferred through the interest maintenance reserve (“IMR”) and the non-interest related OTTI is included in the asset valuation reserve (“AVR”) in the period that the OTTI is considered to have occurred as prescribed by the NAIC. Losses resulting from OTTI charges, net of transfers to IMR, are recorded within net realized capital gains (losses) in the statements of operations.

9

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The Company invests in structured securities, including mortgage backed securities/collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. Structured securities are reported at amortized cost or fair value based on a rating assigned by the NAIC. They are amortized using the interest method over the period which repayment of principal is expected to occur. For structured securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost.

Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.

Under U.S. GAAP, fixed maturities are designated at purchase as held to maturity, trading or available-for- sale, except for those accounted for using the fair value option (“FVO”). Held to maturity investments are reported at amortized cost and the remaining fixed maturity investments are reported at fair value. For those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder’s equity. Using the FVO, securities are reported at fair value with changes in fair value reported in the statements of operations.

When an intent impairment is determined, the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in net realized capital gains (losses) in the statements of operations as an OTTI. If the Company does not intend to sell the security, the Company determines whether or not it has intent and ability to retain the investment in the security for a period of time sufficient to recover the amortized cost basis. If the Company does not have the intent and ability to retain the investment for the time sufficient to recover the amortized cost basis , an OTTI should be considered to have occurred.

Asset Valuation Reserves: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by a NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus. AVR is not applicable under U.S. GAAP.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds, derivatives and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR as a liability on the accompanying balance sheets. When the net deferral of IMR is negative, the amount is reported as a component of other assets and nonadmitted. IMR is not applicable under U.S. GAAP.

Cash and Short-term Investments: Cash and short-term investments represent cash balances, demand deposits and short-term fixed maturity investments with initial maturities of one year or less at the date of acquisition.

Under U.S. GAAP, the corresponding caption of cash and cash equivalents includes cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

Derivatives: The Company follows the hedge accounting guidance in Statements of Statutory Accounting Principles (“SSAP”) No. 86, Derivatives (“SSAP No. 86”) for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract.

Under U.S. GAAP, the effective and ineffective portions of a cash flow hedge are accounted for separately. The effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in other net realized capital gains (losses). For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in other net realized capital gains (losses). An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan’s original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).

Under U.S. GAAP, the Company records an allowance for probable losses incurred on non- impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loans.

Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Deferred tax assets are provided for and admitted to an amount determined under a standard formula in accordance with SSAP No. 101. A valuation allowance is required if based on the available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.

After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101. These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.

SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement as a component of the total income tax provision.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be recorded under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.

Investments in Real Estate: Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus. Any real estate not meeting the appraisal requirements established in SSAP No. 40R, Real Estate, shall be nonadmitted until the required appraisals are obtained.

Under U.S. GAAP, property is carried at cost, less accumulated depreciation, and is reported gross of related obligations in other assets on the balance sheets. Any depreciation and rent expense are charged to operating expenses on the statements of operations. Rental income is reported as Net Investment income.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. For certain traditional life insurance, to the extent recoverable from future gross profits, acquisition costs are amortized over the premium payment period in proportion to the present value of expected gross premium. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment- type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed- indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.

Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Benefit and Contract Reserves: Life policy and contract reserves under Statutory accounting practices are calculated based upon both the net level premium method and Commissioners’ Reserve Valuation method (“CRVM”) using statutory rates for mortality and interest. Annuity policy and contract reserves under statutory accounting practices are calculated based upon the Commissioners’ Annuity Reserve Valuation method (“CARVM”) using statutory rates for mortality and interest.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

Under U.S. GAAP policy reserves for traditional products are based upon the net level premium method utilizing best estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the U.S. GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.

Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheets and are stated net of allowances for uncollectible reinsurance, which are charged to earnings. Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally past due agents’ balances and commission advances, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. In addition, non- admitted assets include deferred tax assets that are not admissible under SSAP No. 101. See Deferred Income Taxes above.

Under U.S. GAAP, such assets are included in the balance sheets.

Policyholder Dividends: Policyholder dividends are recognized when declared.

Under U.S. GAAP, dividends allocable to participating contract owners are based on published dividend projections or expected dividend scales.

Surplus Notes: Surplus notes issued are reported as a component of surplus on the balance sheets. Under statutory accounting practices, no interest expense is recorded on the surplus notes until payment has been approved by the Iowa Insurance Division.

Under U.S. GAAP, surplus notes are reported as long-term debt, and the related interest is reported as a charge to earnings over the term of the notes.

Separate Accounts: The assets and liabilities of the separate accounts are carried at fair value, and the reserves are calculated based upon the CARVM.

Under U.S. GAAP, separate account assets supporting variable options under variable annuity contracts are equal to cumulative deposits, less charges and withdrawals, plus interest credited thereon. The Market Value Adjustment (“MVA”) and Collared Annuity Product (“CAP”) separate accounts do not qualify as separate accounts and are reported as assets and liabilities of the Company’s general account. Reserves for individual and group deferred annuity contracts are equal to cumulative deposits, less charges and withdrawals, net of adjustments for investment experience that the Company is entitled to reflect in future credit interest.

Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

Significant accounting practices are as follows:

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at either amortized cost using the interest method or the lower of cost or fair value.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. The retrospective adjustment method is used to determine the amortized cost for the majority of loan–backed and structured securities. For certain securities, the prospective adjustment methodology is utilized, including interest-only securities and securities that have experienced an other-than-temporary impairment (“OTTI”).

Preferred stocks are stated in accordance with SSAP No. 32, Preferred Stock.

Common stocks are stated at fair value except that investments in stocks of uncombined subsidiaries and affiliates in which the Company has an interest of 20% or more are carried on the equity basis. Federal Home Loan Bank (“FHLB”) common stock is priced at par value.

Short-term investments are stated at amortized cost.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Surplus notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are generally determined using the first in first out method.

The Company enters into various derivative transactions to reduce and manage the risk of a change in value, yield, price, cash flow or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows which the Company has acquired or incurred. The Company enters into credit default swaps to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. The replication (synthetic asset) and the derivative and other cash instrument are carried at amortized cost. The replication practices are in accordance with SSAP No. 86 hedge accounting practices. The Company also enters into interest rate swaps to manage the interest rate exposure of certain mortgage backed related securities. These interest rate swaps are designated as cash flow hedges in accordance with SSAP No. 86 hedge accounting practices and are carried at amortized cost. The Company does not receive hedge accounting treatment for any other derivative transactions.

The Company enters into the following types of derivatives:

Credit Contracts:

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication relationships for sold credit protection and non-qualifying relationships for purchased credit protection.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

Equity Contracts:

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values.

Options: The Company uses options to manage the equity and equity volatility risk of the economic liabilities associated with certain variable annuity minimum guaranteed benefits. The Company may pay or receive upfront premium to enter into these options. The Company utilized these options in non-qualifying hedging relationships.

Total return swaps: The Company uses total return swaps as a hedge against a decrease in variable annuity account values, which are invested in certain indices. Using total return swaps, the Company agrees with another party to exchange, at specified intervals or maturity, the difference between the economic performance of assets or a market index and a funding amount, calculated by reference to an agreed upon notional principal amount. No cash is exchanged at the onset of the contracts. Cash is paid and received over the life of the contract based upon the terms of the swaps. The Company utilizes these contracts in non-qualifying hedging relationships.

Variance swaps: The Company uses variance swaps to manage equity volatility risk on the economic liabilities associated with certain minimum guaranteed living benefits. An increase in the equity volatility may result in a higher valuation of such liabilities and may also prospectively increase the cost of hedging equity risk with options. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on the changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

Foreign Exchange Contracts:

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships.

Currency forwards: The Company utilizes currency forward contracts to hedge currency exposure related to its invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest Rate Contracts:

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities and to hedge the interest rate exposure associated with certain variable annuity minimum guaranteed benefits. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with certain variable annuity minimum guaranteed benefits. The Company pays or receives a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Total return swaps: The Company uses total return swaps to hedge the interest rate exposure associated with certain variable annuity minimum guaranteed benefits. Using total return swaps, the Company agrees with another party to exchange, at specified intervals or maturity, the difference between the economic performance of assets or a market index and a funding amount, calculated by reference to an agreed upon notional principal amount. No cash is exchanged at the onset of the contracts. Cash is paid and received over the life of the contract based upon the terms of the swaps. The Company utilizes these contracts in non-qualifying hedging relationships.

Futures: The Company uses interest rate futures contracts to hedge interest rate risks associated with certain variable annuity minimum guaranteed benefits and CMO-B portfolio. Changes in the general level of interest rates can result in the potential for adverse changes in the portfolio and/or certain variable annuity minimum guaranteed benefits. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Interest rate caps and floors: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. The Company uses interest rate floor contracts to hedge interest rate exposure if rates decrease below a specified level. The Company pays an upfront premium for these caps and floors. The Company utilizes these contracts in non-qualifying hedging relationships.

Contract Loans: Contract Loans are reported at unpaid principal balances but not in excess of the cash surrender value.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates ranged from 1.00% to 13.25% for 2020.

The Company waives deduction of deferred fractional premiums upon the death, the larger of the variable insurance amount or the amount of the death benefits as of the prior processing date plus the amount of any subsequent additional premium payments minus withdrawals. Surrender values are not promised in excess of the legally computed reserves.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Iowa Insurance Division, is $59.3 and $68.7 at December 31, 2020 and 2019, respectively. Reserves to cover the above insurance were immaterial at December 31, 2020 and 2019, respectively.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.

Participating Insurance: Participating business approximates less than 18% of the Company’s life insurance in force. For the year ended December 31, 2020, premiums on participating policies were $5.1, or less than 31% of premium income, as compared to $5.5, or less than 31% of premium income in 2019. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. In connection with the VIAC Acquisition described in Note 1 the participating business was reinsured to ReliaStar Life Insurance Company, (“RLI”), a subsidiary of Voya Financial. As a result, dividends expense of $7.1 was incurred in 2020, as compared to $5.4 in 2019.

Benefit Plans: The Company provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2020	2019
	(In Thousands)
Healthcare and other amounts receivable	7,306	6,118
Other	4,782	1,311
Total nonadmitted assets	$12,088	$7,429

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2020. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2020.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

Guaranteed Benefits: For variable annuity guarantees, Valuation Manual 21 - Requirements for Principle- Based Reserves for Variable Annuities (“VM-21”) is followed. This guideline interprets how to apply the CARVM. The result under the average of the most severe 30% randomly generated stochastic scenarios is held as the reserve. Additionally, two sets of assumptions are used, and the reserve is based on the greater of the two. The first is the “Standard Projection”, which largely uses a prescribed set of assumptions, and the second uses Company prudent best estimate assumptions. Both reinsurance and hedging are also reflected. Taxes are not incorporated. For the stochastic scenarios, equity market returns must meet a calibration test.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts, excluding the Market Value Adjustment Separate Account (“MVA”), are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences between statutory accounting practices and U.S. GAAP. (See Note 2 for details related the Company’s prescribed practices related to the MVA.)

2.	Permitted and Prescribed Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Iowa Insurance Division. The Iowa Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Iowa Insurance Law. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner of the Iowa Insurance Division (“Commissioner”) has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted or prescribed, and obtain written approval of the practices from the Iowa Insurance Division.

For the years ended December 31, 2020 and 2019, the Company had no such permitted accounting practices. For information on the permitted accounting practices of the Company’s wholly-owned subsidiary, Rocky Range, Inc. (“Rocky Range”), see “Reinsurance” in the Notes to Financial Statements.

MVA Prescribed Practice
The Company, with the explicit permission of the Commissioner, carries the assets of the Market Value Adjustment Separate Account (“MVA”) at amortized cost instead of fair value as required by SSAP No. 56, Separate Accounts (“SSAP No. 56”). The impact to the Company’s capital and surplus as a result of this prescribed practice was a decrease of $11.4 as of December 31, 2020 and a decrease of $8.0 as of December 31, 2019. The Company’s net income was increased by $3.4 for the year ended December 31, 2020 and net income was increased by $1.5 for the year ended December 31, 2019 as a result of the prescribed practice. The Company’s risk-based capital would not have triggered a regulatory event had the Company not used this prescribed practice.

Quasi-Reorganization Permitted Practice
On May 8, 2013, the Company, with the permission of the Commissioner, restated the gross paid-in and contributed surplus and the unassigned funds components of surplus, as of December 31, 2012, similar to the restatement of surplus that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization under SSAP No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”). The restatement resulted in a decrease to gross paid-in and contributed surplus and an increase in unassigned surplus of $1,659.0. This permitted practice had no impact on net income, total capital and surplus or risk-based capital.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The Company’s risk-based capital would not have triggered a regulatory event had the Company not used any of these prescribed practices.

3.	Investments

Bonds and Equity Securities

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)

At December 31, 2020
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1,105,007	$82,255	$15,026	$1,172,236
States, municipalities, and political subdivisions	240,224	38,607	4	278,827
Foreign other (par value - $4,296,860)	4,284,392	420,562	20,715	4,684,240
Foreign government (par value - $165,599)	171,359	25,179	63	196,475
Corporate securities	7,084,108	1,192,353	10,938	8,265,522
Residential mortgage backed securities	1,022,781	177,486	3,281	1,196,986
Commercial mortgage backed securities	961,047	66,304	36,230	991,121
Other asset backed securities	1,250,042	28,761	11,905	1,266,898
Total bonds	16,118,960	2,031,507	98,162	18,052,305
Preferred stocks	117,798	9,658	358	127,098
Common stocks	11,495	543	—	12,038
Total equity securities	129,293	10,201	358	139,136
Total	$16,248,253	$2,041,708	$98,520	$18,191,441

At December 31, 2019
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$463,800	$41,179	$576	504,404
States, municipalities, and political subdivisions	397,654	31,113	352	428,415
Foreign other (par value - $4,732,775)	4,738,352	296,209	14,780	5,019,781
Foreign government (par value - $245,507)	250,722	25,922	187	276,456
Corporate securities	7,430,621	761,197	9,355	8,182,463
Residential mortgage backed securities	837,991	95,684	8,260	925,415
Commercial mortgage backed securities	1,262,803	82,460	1,054	1,344,209
Other asset backed securities	1,121,398	12,579	9,098	1,124,878
Total bonds	16,503,340	1,346,343	43,663	17,806,020
Preferred stocks	156,124	7,651	350	163,425
Common stocks	10,799	12	—	10,811
Total equity securities	166,922	7,663	350	174,236
Total	$16,670,262	$1,354,006	$44,013	$17,980,256

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2020	2019
	(In Thousands)
Cost or amortized cost	$16,118,960	$16,503,340
Adjustment for FX and below investment grade bonds	3,858	(103)
Carrying value	$16,122,818	$16,503,236

The aggregate fair value of bonds with unrealized losses and the time period that cost exceeded fair value are as follows:

	Less than 6 Months Below Cost	More than 6 Months and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total
	(In Thousands)
At December 31, 2020
Fair value	$717,454	$1,105,507	$431,989	$2,254,950
Unrealized loss	30,943	50,778	16,440	98,162

At December 31, 2019
Fair value	$618,133	$294,675	$833,710	$1,746,518
Unrealized loss	7,341	9,632	26,690	43,663

The amortized cost and fair value of investments in bonds at December 31, 2020, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$397,042	$398,743
Due after 1 year through 5 years	2,393,162	2,572,925
Due after 5 years through 10 years	4,160,717	4,583,070
Due after 10 years	5,934,169	7,042,562
	12,885,090	14,597,300
Residential mortgage-backed securities	1,022,781	1,196,986
Commercial mortgage-backed securities	961,047	991,121
Other asset-backed securities	1,250,042	1,266,898
Total	$16,118,960	$18,052,305

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The Company does not have direct exposure through investments in subprime mortgage loans as of December 31, 2020 and 2019.

The following table summarizes the Company’s direct exposure through other investments as of December 31, 2020 and 2019, respectively:

	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
	(In Thousands)
December 31, 2020
Residential mortgage-backed securities	$80,868	$79,362	$85,566	$(581)
Structured securities	57,056	51,731	74,235	—
Total	$137,924	$131,093	$159,801	$(581)

December 31, 2019
Residential mortgage-backed securities	$56,181	$54,171	$58,128	$362
Structured securities	63,055	59,051	76,481	—
Total	$119,236	$113,221	$134,608	$362

The Company does not have underwriting exposure to subprime mortgage risk through Mortgage Guaranty or Financial Guaranty insurance coverage as of December 31, 2020 and 2019.

The following table shows prepayment penalty and acceleration fees at December 31, 2020 and 2019:

	General Account	Separate Account
December 31, 2020	(In Thousands)
Number of CUSIPs	69	3
Aggregate Amount of Investment Income	$16,089	$192

December 31, 2019
Number of CUSIPs	44	3
Aggregate Amount of Investment Income	$7,299	$42

Mortgage Loans and Real Estate

All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends. The Company’s mortgage loans on real estate are all commercial mortgage loans, held for investment.

The maximum and minimum lending rates for mortgage loans initiated during 2020 were 8.57% and 3.30%, respectively.

The Company did not have any taxes, assessments and any amounts advanced and not included in the mortgage loan total as of December 31, 2020 and 2019.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

During 2020, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 75.0% on commercial properties.

The following table shows an age analysis of mortgage loans by type and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2020 and 2019:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
	(In Thousands)
December 31, 2020
Recorded investment (all)
Current	$—	$—	$—	$—	$3,404,838	$—	$3,404,838
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$3,038,345	$—	$3,038,345

December 31, 2019
Recorded investment (all)
Current	$—	$—	$—	$—	$3,543,220	$—	$3,543,220
60-89 Days Past Due	—	—	—	—	2,688	—	2,688
Participant or Co-lender in a Mortgage Loan Agreement Recorded Investment	$—	$—	$—	$—	$2,719,197	$—	$2,719,197

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The Company had the following investments in impaired mortgage loans with or without an allowance for credit losses or in any impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan as of December 31, 2020 and 2019:

		Residential		Commercial

	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
	(In Thousands)
a. 2020
1. With Allowance for Credit Losses	$—	$—	$—	$—	$—	$—	$—
2. No Allowance for Credit Losses	—	—	—	—	4,254	—	4,254
3. Total (1+2)	—	—	—	—	4,254	—	4,254
4. Subject to a participant or co-lender mortgage loan agreement for which the reporting entity is restricted from unilaterally foreclosing on the mortgage loan	—	—	—	—	—	—	—

b. 2019
1. With Allowance for Credit Losses	$—	$—	$—	$—	$—	$—	$—
2. No Allowance for Credit Losses	—	—	—	—	2,688	—	2,688
3. Total (1+2)	—	—	—	—	2,688	—	2,688
4. Subject to a participant or co-lender mortgage loan agreement for which the reporting entity is restricted from unilaterally foreclosing on the mortgage loan	—	—	—	—	—	—	—

		Residential		Commercial

	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2020
Average recorded investment	$—	$—	$—	$—	$4,254	$—	$4,254
Interest income recognized	—	—	—	—	—	—	—
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	—	—	—

December 31, 2019
Average recorded investment	$—	$—	$—	$—	$2,688	$—	$2,688
Interest income recognized	—	—	—	—	—	—	—
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	—	—	—

The Company recognizes interest income on its impaired loans upon receipt.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The Company has no allowances for credit losses as of December 31, 2020 and 2019.

The Company has the following mortgage loans derecognized as a result of foreclosure as of December 31, 2020 and 2019.

	2020	2019
(In Thousands)
a. Aggregate amount of mortgage loans derecognized	—	644
b. Real estate collateral recognized	—	—
c. Other collateral recognized	—	644
d. Receivables recognized from a government guarantee of the foreclosed mortgage loan	—	—

Real Estate

The Company did not have any real estate transactions as of December 31, 2020 and 2019.

Net Realized Capital Gains and Losses

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

	December 31
	2020	2019
	(In Thousands)
Realized capital (losses) gains	$(997,408)	$674,394
Amount transferred to IMR (net of related taxes of $40,655 in 2020, $19,780 in 2019)	(152,940)	(74,412)
Federal income tax benefit (expense)	(37,000)	(10,637)
Net realized capital (losses) gains	$(1,187,348)	$589,345

Realized capital losses include losses of $11.4 and $3.1 related to securities that have experienced other-than- temporary declines in value during 2020 and 2019, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $5.4 billion and $4.5 billion in 2020 and 2019, respectively. Gross gains of $283.0 and $111.5 and gross losses of $62.0 and $17.4 during 2020 and 2019, respectively, were realized on those sales. A portion of the gains and losses realized in 2020 and 2019 has been deferred to future periods in the IMR. In addition, gross losses of $1,207 and gross gains of $583.6 during 2020 and 2019, respectively, were due to the impact of derivatives.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The Company did not recognize any other-than-temporary impairments (“OTTI”) in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) due to intent to sell or inability or lack of intent to hold to recovery as of December 31, 2020. The following table discloses, in aggregate, the OTTI’s recognized by the Company as of December 31, 2019:

	Amortized Cost Basis Before Other- than- Temporary Impairment	Other-than-Temporary Impairment Recognized in Loss		Fair Value
		Interest	Non-interest
	(In Thousands)
OTTI recognized as of December 31, 2019
a. Intent to sell	—	—	—	—
b. Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	$1,620	$268	$—	$1,352
c. Total	1,620	268	—	1,352

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The following table discloses in detail the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, exclusive of intent impairments, as of December 31, 2020:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value at Time of OTTI
	(In Thousands)
058933AG7	$1,378	$1,365	$13	$1,365	$1,365
36185MAD4	376	360	15	360	360
41161PTN3	1,654	1,369	285	1,369	1,369
41161UAC6	2,868	2,675	193	2,675	2,675
92922FWE4	610	603	7	603	603
31325UPC4	2,352	1,200	1,152	1,200	1,200
95000KBE4	4,700	4,248	452	4,248	4,248
058933AG7	1,272	1,242	30	1,242	1,242
05949CMU7	2,461	2,437	24	2,437	2,437
2254582J6	285	262	23	262	262
36185MAD4	309	306	3	306	306
93935YAA8	288	271	17	271	271
94983JAC6	686	680	6	680	680
94984MAA2	419	419	—	419	419
31395N5Y9	347	346	1	346	346
38378WCC5	108	107	1	107	107
16162WPB9	343	339	4	339	339
36251XAT4	4,142	4,142	84	4,142	4,058
05951GBE1	656	656	13	656	642
05951GBG6	410	410	7	410	402
08160BAF1	5,680	5,680	333	5,680	5,348
17326CBE3	659	659	70	659	589
225458PN2	239	239	20	239	219
3136AEE29	366	366	47	366	319
3137A8LZ9	287	287	192	287	95
3137AUDU0	618	618	42	618	576
31397GXK1	4	4	—	4	4
362341LL1	275	275	13	275	262
38375BN57	36	36	—	36	36
38375BX72	153	153	23	153	131
38375UAQ3	9	9	2	9	7
90291JAX5	2,252	2,252	2	2,252	2,250
9393366D0	197	197	—	197	197
95000CBE2	1,692	1,692	28	1,692	1,664
Total			$3,102

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $3.1 and $0.6 in 2020 and 2019, respectively.

The following table shows for the years ended December 31, 2020 and 2019, all impaired securities in the aggregate for which an OTTI has not been recognized in earnings as a realized loss, including securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2020
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$53,771	$1,130,640
Greater than 12 months	8,294	281,952
Total	$62,065	$1,412,592

	December 31, 2019
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$12,522	$721,196
Greater than 12 months	15,708	512,449
Total	$28,230	$1,233,645

Repurchase Agreement Transactions Accounted for as Secured Borrowing

The Company participates in short-term repurchase agreements with financial institutions in order to enhance liquidity (“Repo”). The associated liability is recorded at the amount of cash received. The ratio of the collateral held to the estimated fair value of the securities pledged is monitored throughout the duration of the transaction and additional collateral is obtained as necessary. The Company has access to multiple sources of liquidity to draw upon to ensure the return of the repurchase collateral. The Company activated its use of the Repo program beginning in the second quarter of 2020. As of December 31, 2020 and 2019, the Company did not have any amounts outstanding under repurchase agreements. The following shows Repo activity that occurred during the year ended December 31, 2020:

Type of Repo Trades Used

	1	2	3	4
	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a - Bilateral (YES/NO)	XXX	YES	YES	YES
b - Tri-Party (YES/NO)	XXX	NO	NO	NO

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

Original (Flow) & Residual Maturity

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Open – No Maturity	XXX	$—	$—	$—
2. Overnight	XXX	—	—	—
3. 2 Days to 1 Week	XXX	200,000,000	200,000,000	—
4. > 1 Week to 1 Month	XXX	200,000,000	—	500,000,000
5. > 1 Month to 3 Months	XXX	—	—	—
6. > 3 Months to 1 Year	XXX	—	—	—
7. > 1 Year	XXX	—	—	—

b. Ending Balance	XXX
1. Open – No Maturity	XXX	$—	$—	$—
2. Overnight	XXX	—	—	—
3. 2 Days to 1 Week	XXX	—	—	—
4. > 1 Week to 1 Month	XXX	200,000,000	—	—
5. > 1 Month to 3 Months	XXX	—	—	—
6. > 3 Months to 1 Year	XXX	—	—	—
7. > 1 Year	XXX	—	—	—

Securities “Sold” Under Repo - Secured Borrowing

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. BACV	XXX	XXX	XXX	$399,250,378
2. Nonadmitted - Subset of BACV	XXX	XXX	XXX	$—
3. Fair Value	XXX	$422,730,862	$208,549,396	$523,921,111

b. Ending Balance
1. BACV	XXX	XXX	XXX	$—
2. Nonadmitted - Subset of BACV	XXX	XXX	XXX	$—
3. Fair Value	XXX	$216,503,432	$—	$—

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

Collateral Received - Secured Borrowing

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Cash	XXX	$400,000,000	$200,000,000	$500,000,000
2. Securities (FV)	XXX	—	—	—

b. Ending Balance
1. Cash	XXX	$200,000,000	$—	$—
2. Securities (FV)	XXX	—	—	—

Liability to Return Collateral - Secured Borrowing (Total)

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Cash (Collateral - All)	XXX	$400,000,000	$200,000,000	$500,000,000
2. Securities Collateral (FV)	XXX	—	—	—

b. Ending Balance
1. Cash (Collateral - All)	XXX	$200,000,000	$—	$—
2. Securities Collateral (FV)	XXX	—	—	—

Impairments on Joint Ventures, Partnerships, and Limited Liability Companies

Impairments on joint venture, partnerships and limited liability company holdings are taken when it is determined that these values are not recoverable. The fair value of these investments is based upon the Company’s overall proportional ownership interest in the underlying partnership. The Company did not have any impairments for the years ended December 31, 2020 and 2019.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2020	2019
Income:	(In Thousands)
Bonds	$772,692	$795,239
Mortgage loans	152,137	181,959
Equity securities	6,909	5,645
Subsidiary	44,973	93,320
Contract loans	278	504
Derivatives	567,615	4,349
Other	54,120	52,328
Total investment income	1,598,724	1,133,344
Investment expenses	(48,379)	(54,988)
Net investment income	$1,550,345	$1,078,355

Federal Home Loan Bank Agreements

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (entered into advances) with the FHLB as part of the Company’s liquidity strategy. The Company has determined the estimated maximum borrowing capacity as $14.6 billion at December 31, 2020. The Company has the ability to obtain funding from the FHLB based on a percentage of the value of its assets and subject to the availability of eligible collateral. The limit across all programs is 30% of the general and separate accounts total assets of the Company, one quarter in arrears.

The amount of FHLB capital stock held by the Company is as follows:

	2020			2019
	General Account	Separate Account	Total	General Account	Separate Account	Total
	(In Thousands)
Membership stock - Class A	$—	$—	$—	$—	$—	$—
Membership stock - Class B	10,000	—	10,000	10,000	—	10,000
Activity stock	—	—	—	400	—	400
Excess stock	—	—	—	—	—	—
Aggregate total	$10,000	$—	$10,000	$10,400	$—	$10,400

The actual collateral as determined by the Company is $616.5 and $533.2 at December 31, 2020 and 2019, respectively.

All FHLB membership stock is not eligible for redemption.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The amount of collateral pledged to FHLB at the end of the reporting period, and the maximum amount that was pledged to FHLB during the reporting period is as follows:

	Amount Pledged at End of Reporting Period			Maximum Amount Pledged During Reporting Period
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	(In Thousands)
As of December 31, 2020
General account	$753,516	$662,772	$—	$1,315,054	$1,248,423	$560,000
Separate account	—	—	—	—	—	—
Total	$753,516	$662,772	$—	$1,315,054	$1,248,423	$560,000

As of December 31, 2019
General account	$640,699	$589,835	$10,000	$640,699	$589,835	$10,000
Separate account	—	—	—	—	—	—
Total	$640,699	$589,835	$10,000	$640,699	$589,835	$10,000

The amount borrowed from the FHLB at the end of the reporting period is as follows:

	General Account	Separate Account	Total	Funding Agreement Reserves Established
(In Thousands)
As of December 31, 2020
Debt	$—	$—	$—	XXX
Funding agreements	—	—	—	—
Other	—	—	—	XXX
Aggregate total	$—	$—	$—	$—

As of December 31, 2019
Debt	$10,000	$—	$10,000	XXX
Funding agreements	—	—	—	$—
Other	—	—	—	XXX
Aggregate total	$10,000	$—	$10,000	$—

The maximum amount the general account borrowed from FHLB during the years ended December 31, 2020 and 2019 was $560.0 and $60.0, respectively.

The effective rate at which interest accrued on the amount borrowed from the FHLB ranged between 0.3% and 1.8% for the year ended December 31, 2020, and between 1.8% and 2.7% for the year ended December 31, 2019. The Company paid $0.1 and $0.4 in interest for the years ended December 31, 2020 and 2019, respectively.

The Company does not have any outstanding FHLB borrowings at December 31, 2020, and therefore is not currently subject to prepayment penalties.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

Restricted Assets

The following table shows assets pledged as collateral or restricted at December 31, 2020:

Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account	Total Assets	Total From Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Supporting General Account Activity**
(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	$—	—%	—%

Collateral held under security lending agreements	—	—	—	—	—	—		—	—%	—%
Subject to repurchase agreements	—	—	—	—	—	—	—	—	—%	—%
Subject to reverse repurchase agreements	—	—	—	—	—	—	—	—	—%	—%
Subject to dollar repurchase agreements	—	—	—	—	—	—	—	—	—%	—%
Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	—	—%	—%
Placed under option contracts	—	—	—	—	—	—	—	—	—%	—%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—	—	—	—	—	—	—%	—%
FHLB capital stock	10,000	—	—	10,000	10,400	(400)	—	10,000	0.02%	0.02%
On deposit with states	9,905	—	—	9,905	11,234	(1,329)	—	9,905	0.02%	0.02%
On deposit with other regulatory bodies	—	—	—	—	—	—	—	—	—%	—%
Pledged as collateral to FHLB (including assets backing funding agreements)	662,772	—	—	662,772	589,835	72,937	—	662,772	1.34%	1.34%
Derivative Pledged Collateral	746,669	—	—	746,669	260,419	486,250		746,669	1.51%	1.51%
Other restricted assets		—	—	—	—	—	—	—	—%	—%
Total restricted assets	$1,429,346	$—	$—	$1,429,346	$871,888	$557,458	$—	$1,429,346	2.89%	2.89%

* Subset of Total General Account Gross Restricted Assets

There were no restricted assets within the separate accounts at December 31, 2020.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The following table shows assets pledged as collateral or restricted at December 31, 2019:

	Gross (Admitted & Nonadmitted) Restricted					Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	General Account		Total Assets	Total From Prior Year	Increase/ (Decrease)
Supporting
Restricted Asset		Separate Account
Category	Total Assets	Activity*
(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	—%	—%
Collateral held under security lending agreements	—	—	—	—	—	—	—	—%	—%
Subject to repurchase agreements	—	—	—	—	—	—	—	—%	—%
Subject to reverse repurchase agreements	—	—	—	—	—	—	—	—%	—%
Subject to dollar repurchase agreements	—	—	—	—	—	—	—	—%	—%
Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	—%	—%
Placed under option contracts	—	—	—	—	—	—	—	—%	—%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—	—	—	—	—	—%	—%
FHLB capital stock	10,400	—	10,400	10,400	—		10,400	0.02%	0.02%
On deposit with states	11,234	—	11,234	11,132	102	—	11,234	0.02%	0.02%
On deposit with other regulatory bodies	—	—	—	—	—	—	—	—%	—%
Pledged as collateral to FHLB (including assets backing funding agreements)	589,835	—	589,835	183,817	406,018		589,835	1.17%	1.17%
Derivative Pledged Collateral	260,419	—	260,419	253,502	6,917	—	260,419	0.52%	0.52%
Other restricted assets	—	—	—	—	—	—	—	—%	—%
Total restricted assets	$871,888	$—	$871,888	$458,851	$413,037	$—	$871,888	1.73%	1.73%

* Subset of Total General Account Gross Restricted Assets

There were no restricted assets within the separate accounts at December 31, 2019.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2020:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
a. Cash, Cash Equivalents and Short-Term Investments	$125,587	$125,587	0.53%	0.53%
Total collateral Assets	$125,587	$125,587	0.53%	0.53%

*BACV divided by total assets excluding Separate Accounts

**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities*
(In Thousands)
k. Recognized Obligation to return Collateral Asset	$—	—%

*BACV divided by total liabilities excluding Separate Account

The following table shows collateral received and reflected as assets at December 31, 2019:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
Cash and Short-Term Investments	$487,459	$487,459	1.97%	1.97%
Total collateral assets	$487,459	$487,459	1.97%	1.97%

*BACV divided by total assets excluding Separate Accounts

**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities*
(In Thousands)
Recognized obligation to return collateral asset	$—	—%

*BACV divided by total liabilities excluding Separate Account

4.	Derivative Financial Instruments Held for Purposes Other than Trading

The Company enters into various derivative transactions to reduce and manage the risk of a change in value, yield, price, cash flow or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows which the Company has acquired or incurred. The Company enters into credit default swaps to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. The replication (synthetic asset) and the derivative and other cash instrument are carried at amortized cost. The replication practices are in accordance with SSAP No. 86 hedge accounting practices. The Company also enters into interest rate swaps to manage the interest rate exposure of certain mortgage backed related securities. These interest rate swaps are designated as cash flow hedges in accordance with SSAP No. 86 hedge accounting practices and are carried at amortized cost. The Company does not receive hedge accounting treatment for any other derivative transactions.

The Company enters into the following types of derivatives: Credit Contracts, Equity Contracts, Foreign Exchange Contracts and Interest Rate Contracts. The Company’s use and hedging strategy of derivatives is detailed in Note 1.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

Upfront fees paid or received on derivative contracts are included on the balance sheet as an asset or liability and are amortized to investment income over the remaining term of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheet. Gains or losses realized as a result of early terminations are recognized in income in the statements of operations or deferred into IMR and amortized into investment income.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over-The-Counter (“OTC”) Derivative International Swaps and Derivatives Association, Inc. (“ISDA”) agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex (“CSA”). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet.

The table below summarizes the Company’s types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts:

	As of December 31, 2020	As of December 31, 2019
Collateral Type:	(In Thousands)
Cash
Held- Cleared Contracts	$—	$—
Held/Pledged- OTC Contracts	17,470	474,926
Held/Pledged-Cleared Contracts	(467)	12,533

Securities
Held	$—	$1,532
Delivered	604,079	260,419

The Company is required to post collateral for any futures contracts that are entered into. The amount of collateral required is determined by the exchange. The Company currently posts cash and U.S. Treasury Bonds to satisfy this collateral requirement.

The Company sells credit default swap protection, in conjunction with other investments, to replicate the income characteristics of otherwise permitted investments. The standard contract is five or seven years. In the event of default of the reference entity, the Company would be required to pay the notional amount of the contract. At December 31, 2020 and 2019, the total amount would be $25.0 and $25.0, respectively.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The table below summarizes the Company’s derivative contracts on the balance sheet at December 31, 2020 and 2019:

	Notional Amount	Carrying Value	Fair Value
		(In Thousands)
December 31, 2020
Derivative contracts:
Credit contracts	$25,000	$96	$881
Equity contracts	38,866,165	(244,295)	(244,295)
Foreign exchange contracts	62,637	(2,280)	(2,280)
Interest rate contracts	3,500	443	443
Total derivatives	$38,957,302	$(246,036)	$(245,251)

December 31, 2019
Derivative contracts:
Credit contracts	$25,000	$116	$764
Equity contracts	40,620,504	(673,566)	(673,566)
Foreign exchange contracts	54,064	825	825
Interest rate contracts	1,168,500	(82)	(10,506)
Total derivatives	$41,868,068	$(672,708)	$(682,483)

The Company did not have any net gain or (loss) recognized in unrealized gains or (losses) during the reporting period resulting from derivative instruments that no longer qualify for hedge accounting.

The Company does not have any derivative contracts with financing premiums.

5.	Concentrations of Credit Risk

The Company held below investment grade corporate bonds with an aggregate book value of $1,020.6 and $800.9 and an aggregate fair value of $1,073.9 and $848.3 at December 31, 2020 and 2019, respectively. Those holdings amounted to 6.3% and 4.8% of the Company’s investments in bonds and 4.3% and 3.2% of total admitted assets excluding separate accounts, at December 31, 2020 and 2019, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds with a carrying value of $46.0 and $14.1 with an aggregate fair value of  $46.3 and $14.1 at December 31, 2020 and 2019, respectively. The carrying value of these holdings amounted to 0.3% and 0.1% of the Company’s investment in bonds and 0.2% and 0.1% of the Company’s total admitted assets excluding separate accounts, at December 31, 2020 and 2019, respectively.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

Loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property’s net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property’s operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	As of December 31, 2020		As of December 31, 2019
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Origination Loan-to-Value
0% - 50%	$126,471	3.7%	$852,122	24.0%
50% - 60%	2,820,557	82.9%	1,171,590	33.0%
60% - 70%	313,839	9.2%	1,349,153	38.0%
70% - 80%	143,971	4.2%	164,634	4.6%
80% - 90%	—	—%	8,409	0.2%
Total	$3,404,838	100.0%	$3,545,908	100.0%
Debt Service Coverage Ratio
Greater than 1.5x	$2,960,801	87.0%	$2,638,691	74.4%
1.25x to 1.5x	150,674	4.4%	652,180	18.4%
1.0x to 1.25x	248,751	7.3%	222,250	6.3%
Less than 1.0x	44,612	1.3%	31,820	0.9%
Not Applicable*	—	—%	967	—%
Total	$3,404,838	100.0%	$3,545,908	100.0%

*Commercial mortgage loans secured by land or construction loans

If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

The following table shows the Company’s mortgage loan portfolio diversification by property type:

	As of December 31, 2020		As of December 31, 2019
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Apartments	$765,195	22.4%	$803,479	22.6%
Hotel/Motel	135,283	4.0%	115,313	3.3%
Industrial	561,067	16.5%	590,246	16.6%
Mixed Use	—	—%	20,382	0.6%
Office	653,427	19.2%	667,659	18.8%
Other	445,610	13.1%	424,259	12.0%
Retail	844,256	24.8%	924,571	26.1%
Total	$3,404,838	100.0%	$3,545,908	100.0%

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s mortgage loan portfolio diversification by region:

	As of December 31, 2020		As of December 31, 2019
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Pacific	$758,602	22.3%	$790,571	22.3%
South Atlantic	741,933	21.8%	798,134	22.5%
West South Central	264,391	7.8%	273,609	7.7%
East North Central	418,191	12.3%	416,626	11.7%
Middle Atlantic	520,404	15.3%	523,359	14.8%
Mountain	536,085	15.7%	565,047	15.9%
West North Central	77,455	2.2%	89,100	2.5%
New England	53,331	1.6%	54,761	1.5%
East South Central	34,446	1.0%	34,701	1.0%
Total	$3,404,838	100.0%	$3,545,908	100.0%

The following table shows the carrying value of the Company’s mortgage loan portfolio breakdown by year of origination:

Year of Origination	As of December 31, 2020	As of December 31, 2019
	(In Thousands)
2020	$81,498	$—
2019	148,199	159,970
2018	477,653	476,190
2017	538,391	561,657
2016	635,690	663,126
2015	464,123	537,034
2014	394,322	422,569
2013	366,877	392,526
2012 and prior	298,085	332,836
Total	$3,404,838	$3,545,908

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

6.	Reserves

At December 31, 2020, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

A. INDIVIDUAL ANNUITIES

		General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
(1)	Subject to discretionary withdrawal:
	a. With market value adjustment	$6,530,219	$137,769	$—	$6,667,988	25.8%
	b. At book value less current surrender charge of 5% or more	1,486,205	1,738	—	1,487,943	5.8%
	c. At fair value	—	—	9,851,677	9,851,677	38.2%
	d. Total with market value adjustment or at fair value (total of a through c)	8,016,424	139,507	9,851,677	18,007,608	69.8%
	e. At book value without adjustment (minimal or no charge or adjustment)	4,372,458	25,978	—	4,398,436	17.0%

(2)	Not subject to discretionary withdrawal	3,414,350	—	—	3,414,350	13.2%
(3)	Total (gross: direct + assumed)	15,803,232	165,485	9,851,677	25,820,394	100.0%
(4).	Reinsurance ceded	2,718,735	—	—	2,718,735
(5)	Total (net) (3) - (4)	13,084,497	165,485	9,851,677	23,101,659

(6)	Amount included in A(1) above that will move to A(1) for the first time within the year after the statement date:	542,333	0	0	542,333

*These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 1, Summary of Significant Accounting Polices for additional information.

B. GROUP ANNUITIES

		General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
(1)	Subject to discretionary withdrawal:
	a. With market value adjustment	$189,001	$255,658	$—	$444,659	2.8%
	b. At book value less current surrender charge of 5% or more	96	978	—	1,074	—%
	c. At fair value	—	—	15,209,540	15,209,540	96.6%
	d. Total with market value adjustment or at fair value (total of a through c)	189,097	256,636	15,209,540	15,655,273	99.4%
	e. At book value without adjustment (minimal or no charge or adjustment)	90,344	1	—	90,345	0.6%

(2)	Not subject to discretionary withdrawal	—	—	—	—	—%
(3)	Total (gross: direct + assumed)	279,441	256,637	15,209,540	15,745,618	100.0%
(4).	Reinsurance ceded	88,783	—	—	88,783
(5)	Total (net) (3) - (4)	190,658	256,637	15,209,540	15,656,835

(6)	Amount included in A(1) above that will move to A(1) for the first time within the year after the statement date:	—	—	—	—

*These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 1, Summary of Significant Accounting Polices for additional information.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

C. DEPOSIT-TYPE CONTRACTS (no life contingencies):

		General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total

(1)	Subject to discretionary withdrawal:
	a. With market value adjustment	$—	$—	$—	$—	—%
	b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
	c. At fair value	—	—	—	—	—%
	d. Total with market value adjustment or at fair value (total of a through c)	—	—	—	—	—%
	e. At book value without adjustment (minimal or no charge or adjustment)	63,274	—	—	63,274	2.0%

(2)	Not subject to discretionary withdrawal	3,084,565	—	—	3,084,565	98.0%
(3)	Total (gross: direct + assumed)	3,147,839	—	—	3,147,839	100.0%
(4).	Reinsurance ceded	235,083	—	—	235,083
(5)	Total (net) (3) - (4)	2,912,756	—	—	2,912,756

(6)	Amount included in A(1) above that will move to A(1) for the first time within the year after the statement date:	—	—	—	—

*These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 1, Summary of Significant Accounting Polices for additional information.

D.
Life & Accident & Health Annual Statement:		Amount
(1)	Exhibit 5, Annuities Section, Total (net)	10,289,562
(2)	Exhibit 5, Supplemental Contracts with Life Contingencies Section, Total (net)	2,985,593
(3)	Exhibit 7, Deposit - Type Contracts, line 14, column 1	2,912,756
(4)	Subtotal	16,187,911

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)
Analysis of life actuarial reserves by withdrawal characteristics as of December 31, 2020 are summarized as follows:

		Account Value	Cash Value	Reserve
A. General Account
(1)	Subject to discretionary withdrawal, surrender values, or policy loans:
	a. Term Policies with Cash Value	$—	$—	$—
	b. Universal Life	222,546	222,546	293,811
	c. Universal Life with Secondary Guarantees	—	—	—
	d. Indexed Universal Life	—	—	—
	e. Indexed Universal Life with Secondary Guarantees	—	—	—
	f. Indexed Life	—	—	—
	g. Other Permanent Cash Value Life Insurance	65,588	334,968	388,511
	h. Variable Life	—	—	—
	i. Variable Universal Life	—	—	—
	j. Miscellaneous Reserves	—	—	—
(2)	Not Subject to Discretionary Withdrawal or No Cash Value:
	a. Term Policies without Cash Value	XXX	XXX	1,455
	b. Accidental Death Benefits	XXX	XXX	188
	c. Disability - Active Lives	XXX	XXX	1,027
	d. Disability - Disabled Lives	XXX	XXX	1,449
	e. Miscellaneous Reserves	XXX	XXX	5,301
(3)	Total (gross: direct + assumed)	288,134	557,514	691,742
(4)	Reinsurance Ceded	288,134	557,514	691,742
(5)	Total (net) (3) - (4)	—	—	—

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

		Account Value	Cash Value	Reserve
B. Separate Account with Guarantees
(1)	Subject to Discretionary Withdrawal, Surrender Values, or Policy Loans:
	a. Term Policies with Cash Value	—	—	—
	b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees
	d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees
	f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance
	h. Variable Life	—	—	—
	i. Variable Universal Life	—	—	—
	j. Miscellaneous Reserves	—	—	—
(2)	Not Subject to Discretionary Withdrawal or No Cash Value:
	a. Term Policies without Cash Value	XXX	XXX	—
	b. Accidental Death Benefits	XXX	XXX	—
	c. Disability - Active Lives	XXX	XXX	—
	d. Disability - Disabled Lives	XXX	XXX	—
	e. Miscellaneous Reserves	XXX	XXX	—
(3)	Total (gross: direct + assumed)	—	—	—
(4)	Reinsurance Ceded	—	—	—
(5)	Total (net) (3) - (4)	—	—	—

		Account Value	Cash Value	Reserve
C. Separate Account Nonguaranteed
(1)	Subject to Discretionary Withdrawal, Surrender Values, or Policy Loans:
	a. Term Policies with Cash Value	$—	$—	$—
	b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees
	d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees
	f. Indexed Life	—	—	—
	g. Other Permanent Cash Value Life Insurance	—	—	—
	h. Variable Life	—	—	—
	i. Variable Universal Life	41,958	41,897	41,897
	j. Miscellaneous Reserves	—	—	—
(2)	Not Subject to Discretionary Withdrawal or No Cash Value:
	a. Term Policies without Cash Value	XXX	XXX	—
	b. Accidental Death Benefits	XXX	XXX	—
	c. Disability - Active Lives	XXX	XXX	—
	d. Disability - Disabled Lives	XXX	XXX	—
	e. Miscellaneous Reserves	XXX	XXX	—
(3)	Total (gross: direct + assumed)	41,958	41,897	41,897
(4)	Reinsurance Ceded	—	—	—
(5)	Total (net) (3) - (4)	41,958	41,897	41,897

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

D. Life & Accident & Health Annual Statement:	Amount
(1) Exhibit 5, Life Insurance Section, Total (net)	$—
(2) Exhibit 5, Accidental Death Benefits Section, Total (net)	—
(3) Exhibit 5, Disability - Active Lives Section, Total (net)	—
(4) Exhibit 5, Disability - Disabled Lives Section, Total (net)	—
(5) Exhibit 5, Miscellaneous Reserves Section, Total (net)	—
(6) Subtotal	$—

Separate Accounts Annual Statement:
(7) Exhibit 3, line 0199999, column 2	41,897
(8) Exhibit 3, line 0499999, column 2	—
(9) Exhibit 3, line 0599999, column 2	$—
(10) Subtotal	$41,897
(11) Combined total	$41,897

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2020 and 2019 are as follows:

Type	Gross	Net of Loading
	(In Thousands)
December 31, 2020
Ordinary renewal	$(52,446)	$(52,446)
Group Life	558	558
Group Annuity	(345)	(345)
Totals	$(52,233)	$(52,233)

December 31, 2019
Ordinary renewal	(39,408)	(39,408)
Group Life	417	417
Group Annuity	(97)	(97)
Totals	$(39,089)	$(39,089)

7.	Employee Benefit Plans

VSC created and sponsors the Venerable 401 (k) Savings Plan (the “Venerable Savings Plan”). The Venerable Savings Plan is a tax qualified defined contribution plan. Substantially all employees of VSC are eligible to participate, and are automatically enrolled in the Venerable Savings Plan with a minimum deferral of 3% of eligible compensation (unless participation is affirmatively declined). VSC will also match employee pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule. All contributions made to the Savings Plan were subject to certain limits imposed by applicable law. Venerable Savings Plan benefits are not guaranteed by the Pension Benefit Guaranty Corporation (“PBGC”). The Venerable Savings Plan may also allocate amongst eligible participants, a profit sharing contribution of up to a maximum 4% of eligible compensation. Amounts allocated to the Company for the Venerable Savings Plan were $3.3 and $4.0 for the years ended December 31, 2020 and 2019, respectively.

The Company is a party to a deferred compensation plan for eligible employees of VSC and certain other individuals who meet the eligibility criteria. The liability for the deferred compensation commitment for VSC’s employees is held on VSC, and the Company has no legal obligation for benefits under the plan. Amounts allocated to the Company were $0.2 and $0.2 for the years ended December 31, 2020 and 2019, respectively.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

8.	Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business follows:

	Indexed	Non-Indexed Guarantee Less than/ equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In Thousands)
December 31, 2020
Premium, consideration or deposits for the year	$—	$336	$43,185	$43,521
Reserves for separate accounts with assets at:
Fair value	$—	$—	$25,103,114	$25,103,114
Amortized cost*	—	422,122	—	422,122
Total separate account reserves	$—	$422,122	$25,103,114	$25,525,236
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment*	$—	$422,122	$—	$422,122
At fair value	—	—	25,103,114	25,103,114
Subtotal	—	422,122	25,103,114	25,525,236
Total separate account aggregate reserves	$—	$422,122	$25,103,114	$25,525,236

	Indexed	Non-Indexed Guarantee Less than/ equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In Thousands)
December 31, 2019
Premium, consideration or deposits for the year	$—	$139	$63,467	$63,606
Reserves for separate accounts with assets at:
Fair value	$—	$—	$24,967,714	$24,967,714
Amortized cost*	—	449,456	—	449,456
Total separate account reserves	$—	$449,456	$24,967,714	$25,417,170
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment*	$—	$449,456	$—	$449,456
At fair value	—	—	24,967,714	24,967,714
Subtotal	—	449,456	24,967,714	25,417,170
Total separate account aggregate reserves	$—	$449,456	$24,967,714	$25,417,170

* These amounts reflect prescribed practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2 for additional information.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2020 and 2019, the Company reported assets and liabilities from the following product lines in a separate account: Individual Annuity, Group Annuity, Individual Life and Group Life.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

Some assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type, as of December 31, 2020 and 2019:

Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets*
	(In Thousands)
December 31, 2020
Individual Annuity	$9,866,539	$178,057
Group Annuity	15,232,484	276,135
Individual Life	11,227	—
Group Life	30,734	—
Total	$25,140,984	$454,192

December 31, 2019
Individual Annuity	$9,829,791	$188,960
Group Annuity	15,136,400	288,577
Individual Life	10,466	—
Group Life	25,365	—
Total	$25,002,022	$477,538

* These amounts reflect prescribed practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2 for additional information.

Separate account assets for products registered with the U.S. Securities and Exchange Commission (“SEC”) totaled $25.6 billion and $25.5 billion as of the years ended December 31, 2020 and 2019, respectively. The Company did not have any separate account assets from products excluded from registration as of December 31, 2020 and 2019.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amounts in risk charges:

Year ended	Risk Charges
(In Thousands)
2020	$175,289
2019	189,437
2018	199,389
2017	226,722
2016	252,482

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

Total separate account guarantees paid by the Company’s general account are as follows:

Year ended	Guarantees Paid
(In Thousands)
2020	$33,298
2019	31,335
2018	12,084
2017	13,753
2016	40,783

The Company does not engage in securities lending transactions within its separate accounts.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2020	2019
	(In Thousands)
Transfers as Reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$43,818	$63,656
Transfers from separate accounts	(2,789,418)	(3,357,100)
Transfers as reported in the Statements of Operations	$(2,745,600)	$(3,293,444)

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2020 and 2019, was $25.1 billion and $25.0 billion, respectively.

The Company has products classified within the separate account for which the investment directive is not determined by the contract holder. If these investments had been included in the general account, the Company would not have exceeded the investment limitations imposed on the general account.

The Company has separate account assets for which less than 100% of investment proceeds, net of contract fees and assessments, are attributed to the contract holder. The reinvestment of these investment proceeds within the separate account would not have resulted in a combined investment portfolio that exceeds the state investment limitations imposed on the general account.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

9.	Federal Income Taxes

The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The federal tax sharing agreement provides that the Company pays its subsidiary for the tax benefits of ordinary and capital losses only to the extent the consolidated tax group actually uses the tax benefit of losses generated.

The following is a list of affiliated companies that participate in the filing of the Company’s consolidated federal income tax return:

Venerable Insurance and Annuity Company	Rocky Range, Inc.

Under the intercompany tax sharing agreement, the Company recorded a payable of $22.1 at December 31, 2020 to its subsidiary Rocky Range, Inc., for its portion of the consolidated federal income taxes.

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2020	2019
	(In Thousands)
Federal tax expense (benefit) on operations	$(37,000)	$(10,637)
Federal tax expense (benefit) on capital gain/losses	37,000	10,637
Total current tax expense (benefit) incurred	$—	$—

The components of deferred tax asset and deferred tax liability that make up a Net Deferred Tax Asset (DTA) at December 31, 2020 and 2019 are as follows:

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)
Gross DTAs	$497,172	$2,014	$499,186	$534,156	$7,915	$542,071	$(36,984)	$(5,901)	$(42,885)
Statutory Valuation Allowance Adjustments	360,330	—	360,330	389,302	162	389,463	(28,972)	(162)	(29,133)
Adjusted gross DTAs	136,842	2,014	138,856	144,854	7,754	152,608	(8,012)	(5,739)	(13,752)
Deferred Tax Assets Nonadmitted	—	—	—	—	—	—	—	—	—
Admitted Adjusted Gross DTAs	136,842	2,014	138,856	144,854	7,754	152,608	(8,012)	(5,739)	(13,752)
Gross Deferred tax liabilities	129,825	9,031	138,856	144,854	7,754	152,608	(15,029)	1,277	(13,752)
Net Admitted Adjusted Gross DTAs	$7,017	$(7,017)	$—	$—	$—	$—	$7,017	$(7,017)	$—

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2020 and December 31, 2019 are as follows:

		December 31, 2020			December 31, 2019			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Thousands)
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	(excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—	—	—	—	—	—	—
	1.Adjusted gross DTAs expected to be realized following the balance sheet date	—	—	—	—	—	—	—	—	—
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	402,874	XXX	XXX	366,163	XXX	XXX	36,711
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	136,841	2,015	138,856	144,854	7,754	152,608	(8,013)	(5,739)	(13,752)
d.	Deferred tax assets admitted as the result of application SSAP No. 101
	Total	$136,841	$2,015	$138,856	$144,854	$7,754	$152,608	$(8,013)	$(5,739)	$(13,752)

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation is as follows:

	2020	2019
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	1,390.4%	1,277.6%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$3,078,385	$2,779,416

Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	December 31, 2020		December 31, 2019		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
	(Amounts in Thousands)
Adjusted gross DTAs	$136,841	$2,015	$144,854	$7,754	$(8,013)	$(5,739)
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Admitted Adjusted Gross DTAs	$136,841	$2,015	$144,854	$7,754	$(8,013)	$(5,739)
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Does the Company’s tax-planning strategies include the use of reinsurance?					Yes____	No__X__

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The Company’s tax planning strategies do not include the use of reinsurance.

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	December 31, 2020	December 31, 2019	Change
	(In Thousands)
Deferred Tax Assets:
Ordinary
Policyholder reserves	$89,117	$100,364	$(11,247)
Investments	145,344	193,136	$(47,792)
Deferred acquisition costs	1,994	—	$1,994
Compensation and benefits accrual	2,517	1,396	$1,121
Receivables - nonadmitted	2,539	1,560	$979
Tax credit carry-forward	6	—	$6
Net operating loss	254,078	235,988	$18,090
Other (including items <5% of total ordinary tax assets)	1,577	1,712	$(135)
Subtotal	497,172	534,156	(36,984)
Statutory valuation allowance adjustment	360,330	389,302	(28,972)
Nonadmitted	—	—	—
Admitted ordinary deferred tax assets	$136,842	$144,854	$(8,012)
Capital:
Investments	$2,014	$7,915	$(5,901)
Subtotal	2,014	7,915	(5,901)
Statutory valuation allowance adjustment	—	162	(162)
Admitted capital deferred tax assets	$2,014	$7,754	$(5,739)
Admitted deferred tax assets	$138,856	$152,608	$(13,752)

Deferred Tax Liabilities
Ordinary:
Investments	$63,764	$59,258	$4,506
Policyholder reserves	66,061	85,470	(19,409)
Other (including items <5% of total ordinary tax liabilities)	—	126	(126)
Subtotal	129,825	144,854	(15,029)
Capital:
Investments	$9,031	$7,754	$1,277
Other (including items <5% of total capital tax liabilities)	—	—	—
Subtotal	9,031	7,754	1,277
Total deferred tax liabilities	$138,856	$152,608	$(13,752)

Net deferred tax assets/liabilities	$—	$—	$—

* Includes other nonadmitted assets

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. We have determined that it is more likely than not, the portion of gross deferred tax assets subject to reversal from future taxable income exclusive of the reversing of temporary differences, will not be realized as of December 31, 2020. As of December 31, 2020 and 2019, the Company had valuation allowances of $360.3 and $389.5, respectively.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are as follow:

		Year Ended December 31
		2020		2019
		Amount	Effective Tax Rate	Amount	Effective Tax Rate
		(Amounts In Thousands)
Ordinary income (loss)		$1,279,130		$(500,173)
Capital gain (loss)		(1,150,348)		599,983
Total pretax income (loss)		128,782		99,810
Expected tax expense (benefit) at 21% statutory rate		27,044	21.0%	20,960	21.0%
Increase (decrease) in actual tax reported resulting from:
a.	Dividends received deduction	(12,805)	(9.9)%	(16,059)	(16.1)%
b.	Interest maintenance reserve	28,428	22.1%	11,975	12.0%
c.	Hedge losses	(629)	(0.5)%	—	—%
d.	Reinsurance	(2,534)	(2.0)%	(7,250)	(7.3)%
e.	Reserve basis change	(2,050)	(1.6)%	—	—%
f.	Change in valuation allowance	(29,133)	(22.6)%	83,808	84.0%
g.	Prior year tax	851	0.7%	(75,043)	(75.2)%
h.	Intercompany dividend	(9,444)	(7.3)%	(19,597)	(19.6)%
i.	Other	(13)	—%	(1)	—%
Total income tax reported		$(285)	(0.2)%	$(1,208)	(1.3)%
Current income taxes incurred		$—	—%	$—	—%
Change in deferred income tax*		(285)	(0.2)%	(1,208)	(1.2)%
Total income tax reported		$(285)	(0.2)%	$(1,208)	(1.2)%

* Excluding tax on unrealized gains (losses) and other surplus items

The Company is not under examination by any taxing authorities as of the years ended December 31, 2020, 2019 and 2018.

As of December 31, 2020, the Company’s tax credit carry forwards are as follows:

Year of Expiration	Amount
(In Thousands)
2038	$1
2039	5
Total	$6

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2020 the Company’s net operating loss carry forwards originated and expire as follows:

Year of Origination	Year of Expiration	Amount
		(In Thousands)
2020	N/A	$68,581
2019	N/A	656,042
2018	N/A	485,273

There are no amounts of federal income tax incurred that will be available for recoupment in the event of future net losses from 2020,  2019, and 2018..

There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2020.

The Company has no unrecorded tax liability as of December 31, 2020 and December 31, 2019.

The Company does not have any nonadmitted state tax credits at December 31, 2020 or 2019.

The Company does not have any tax contingencies as of December 31, 2020 and 2019.

The Company recognizes accrued interest and penalties related to tax contingencies in federal income taxes and federal income tax expense on the balance sheets and statements of operations, respectively. The Company had no accrued interest as of December 31, 2020 and 2019.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

10.	Investment in Subsidiaries

The Company has one wholly-owned subsidiary as of December 31, 2020, Rocky Range, an Arizona pure captive insurance company.

Pursuant to SSAP No. 97, Investments in Subsidiary Controlled and Affiliated entities, the Company reports its investment in Rocky Range based on the subsidiary’s statutory surplus. The carrying value on the Company’s financial statements as of December 31, 2020 and 2019 are as follows:

	December 31
	2020	2019
	(In Thousands)	(In Thousands)
Common Stock (cost - $400,250 in 2020 and 2019)	$1,388,550	$1,377,891

Summarized financial information of the Company’s subsidiary for the years ended December 31, 2020 and 2019 are as follows:

	December 31
	2020	2019
	(In Thousands)
Revenues	$962,359	$1,003,564
Income (Loss) before net realized gains and losses	(7,636)	2,185,609
Net (loss) income	(3,551)	2,187,189
Admitted assets	3,214,905	3,408,245
Liabilities	1,826,355	2,027,393

On December 3, 2019, the Company received a dividend in the amount of $25.0 from Rocky Range.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

11.	Reinsurance

The Company utilizes reinsurance transactions to reduce its exposure to large losses. The Company bases its selection of a reinsurer on the financial strength of the reinsurer. Reinsurance treaties can be either in the form of ceding or assuming and are structured as monthly or yearly renewable term, coinsurance, modified coinsurance, funds withheld or a combination thereof. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2020	2019
	(In Thousands)
Premiums	$81,079	$80,326
Benefits paid or provided	2,021,353	2,509,046
Policy and contract liabilities at year end	5,597,732	6,077,739

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

The Company did not have any assumed premiums for the years ended December 31, 2020 and 2019.

Reinsurance Transactions

The Company reinsures its previously issued, closed block variable annuity contracts to affiliated reinsurers.

The Company entered into a reinsurance agreement with Rocky Range an Arizona pure captive insurance company which is a wholly-owned subsidiary of the Company. Under this agreement the Company cedes, on a funds withheld coinsurance and modified coinsurance basis, certain variable annuity business to Rocky Range, which completes its financial statements on a modified U.S. GAAP basis.

The agreement has the economic impact of ceding 100% of the closed block variable annuity contracts previously issued by the Company, which includes contracts with multiple rider guarantees, including minimum accumulation, income, death, and withdrawal benefits policies. Also, as a result of the reinsurance agreement Rocky Range can use letters of credit, which would not be admitted assets to the Company, to back some or all of the reserves. Under the terms of the agreement, the Company reinsures to Rocky Range on a funds withheld basis, 100% of the general account liabilities of the reinsured policies. The agreement also cedes on a modified coinsurance basis, 100% of the separate account liabilities. Under the modified coinsurance structure the Company retains control and owns all assets contained in the separate account and holds separate account reserves.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The Company also entered into two retrocession agreements with Athene Life Re Ltd., (“ALRe”), a Bermuda reinsurer and wholly owned subsidiary of Athene, and Athene Annuity & Life Assurance Company, (“AADE”), an insurance company organized under the laws of the State of Delaware and an indirect wholly-owned subsidiary of Athene. Effective December 31, 2019, the ALRe agreement was novated to Athene Annuity Re Ltd. (“AARe”), a Bermuda reinsurer and wholly-owned subsidiary of Athene. These two treaties have the impact of ceding 100% of the net liability associated with the GMIB-annuitized contracts from Rocky Range to AARe and AADE. Under the AARe retrocession agreement, 80% of the liability associated with annuitized GMIB contracts is ceded from Rocky Range to AARe on a modified coinsurance funds withheld basis. Under the AADE retrocession agreement, 20% of the liability associated with annuitized GMIB contracts is ceded from Rocky Range to AADE on a coinsurance basis. AARe and AADE are then ultimately liable directly to the Company. All other payout annuities are reinsured at annuitization by Rocky Range to the Company, who pays the Company the statutory carrying value of the annuitization reserve at the annuitization date. Any contracts which annuitize or reach withdrawal benefit payout during the reporting period are “paid” by the Company to Rocky Range via release of the separate account assets and funds withheld assets backing the general account liability.

The amount of reserves held by the captive reinsurer was $1.7 billion and $2.0 billion as of December 31, 2020 and 2019, respectively. The reserving basis is VM-21 for all deferred individual and group variable policies with guaranteed benefits. Rocky Range maintains a variable annuity hedge program that is designed to mitigate market risk arising primarily from the minimum guarantees within the variable annuity products, whose economic costs are primarily dependent on future equity market returns, interest rate levels, equity volatility levels and policyholder behavior. The hedge target of the variable annuity hedge program is regulatory and rating agency capital and their sensitivities to immediate market movements.

Rocky Range is domiciled in the State of Arizona and under Arizona Insurance Statutes (“ARS”) 20-1098.07(A), the Arizona Department of Insurance and Financial Institutions (“DIFI”) permits a regulatory basis of accounting where a captive insurer may use U.S. GAAP or SSAP to prepare financial statement filings. Rocky Range has elected the U.S. GAAP basis of accounting. When a captive insurer elects to use U.S. GAAP, however, it is required to follow certain prescribed practices required by the DIFI, as follows:

1)  Reinsurance reserve credits and recoverables are recorded as reductions from gross reserve liabilities, rather than as assets in accordance with U.S. GAAP;
2) Letters of credit (“LOC”) provided as capital funds are recorded as assets and reported at face value;
3) Surplus notes issued are recorded as surplus items in Shareholder’s equity, rather than as a liability in accordance with U.S. GAAP;
4) Fixed assets and prepaid expenses are recorded in Other assets; and
5) Deferred acquisition costs (“DAC”) are recorded as assets, consistent with U.S. GAAP, and are reported in Other assets.

In addition to the above described prescribed practices, Rocky Range has been granted approval by the DIFI to apply the following permitted practices:

1) To make retroactive capital contributions as permitted by SSAP 72, and notify the DIFI prior to posting the receivable, if utilized.
2) To record future policy benefit reserves assumed under various reinsurance agreements based on SSAP with an offsetting Sundry asset recorded, which is the excess of the SSAP reserve over the U.S. GAAP reserve.
3) To present the U.S. GAAP deferred gain resulting from its assumption of the business from the Company, net of related federal income taxes, as a separate component of Shareholder’s Equity. Amortization of the deferred liability will be recognized as income over the remaining lives of the underlying reinsured contracts, and the related tax impacts on federal income taxes will be included in income tax expense (benefit), in the Statement of Operations.
4) To hold a receivable in the funds withheld account and modified coinsurance account it establishes for AADE and AARe, respectively. Since the assets withheld by Rocky Range under the two retrocession agreements will be held by VIAC (which is Rocky Range’s direct parent), Rocky Range will continue to take reinsurance reserve credits for the reserves ceded under the two retrocession agreements to the extent the assets are held by VIAC rather than Rocky Range.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The reserve credit taken by the Company for variable annuities, as of December 31, 2020 was $1.7 billion. The total amount of collateral supporting the reserve credit taken, as of December 31, 2020, was $3.5 billion.

The table below details the nature and amount of collateral backing the reserve credit taken at December 31, 2020 related to the reinsurance agreement:

Type/Description	Collateral Detail - Basis of Valuation	December 31, 2020
		(In Thousands)
Funds Withheld Trust	Market Value	$3,045,162
Credit for Reinsurance Trust	Market Value	510,853
Miscellaneous Balances	Current Month Payable/(Receivable)	(38,680)
	Collateral Backing Reserve Credit Taken	$3,517,335

*Letters of credit do not meet the definition of an admitted asset under SSAP No. 4, Assets and Nonadmitted Assets

The Company reinsures 100% of its previously issued, fixed and fixed indexed annuity contracts to affiliated reinsurers.

The Company entered into a reinsurance agreement with ALRe, under which the Company cedes on a modified coinsurance basis an eighty percent (80%) quota share of certain liabilities with respect to certain fixed annuity business of the Company. Effective December 31, 2019, the ALRe agreement was novated to AARe, a Bermuda reinsurer and wholly-owned subsidiary of Athene. AARe transferred to ALRe, on behalf of the Company, assets with a fair market value of $225.5 as of December 31, 2019. As a result, the Company’s obligation to pay the unamortized ceding commission to ALRe, and AARe’s obligation to pay the ceding commission to the Company, are both satisfied by the transfer of assets by AARe to ALRe.

The Company entered into a reinsurance agreement with AADE, under which the Company cedes on a coinsurance basis a twenty percent (20%) quota share of certain liabilities with respect to certain fixed annuity business of the Company.

During the year ended December 31, 2020, the Company received $931.0 and $229.5 from AARe and AADE, respectively, related to reinsurance activity. The amount of reserves held as of December 31, 2020 were $11.9 billion and $3.0 billion, to AARe and AADE, respectively.

The Company reinsures its remaining business to third party reinsurers, in accordance with the VIAC Acquisition described in Note 1. The amount of reserves held was $934.0 and $981.2 as of December 31, 2020 and 2019, respectively. Most notable of which was the reinsurance agreement with ReliaStar Life Insurance Company, an insurance company organized under the laws of the State of Minnesota and an indirect wholly- owned subsidiary of Voya Financial. Under this agreement, the Company cedes on a coinsurance and modified coinsurance basis, its traditional individual life insurance, supplemental contracts consisting of life insurance proceeds, and certain deferred annuity and investment-only policies of the Company.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

12.	Capital and Surplus

Under Iowa insurance regulations, the Company is required to maintain a minimum total capital and surplus of the greater of $5.0 or Risk Based Capital (“RBC”). Additionally, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends and distributions made within the preceding twelve months, exceeds the greater of (1) 10% of the insurer’s policyholder surplus as of the preceding December 31; or (2) the insurer’s net gain from operations for the twelve-month period ended the preceding December 31, in each case determined in accordance with statutory accounting principles. Dividends are paid as determined by the Company’s Board of Directors. An extraordinary dividend or distribution cannot be paid without the prior approval of the Iowa Insurance Division. In addition, no dividend or other distribution exceeding an amount equal to an insurance company’s earned surplus may be paid without the domiciliary insurance regulator’s prior approval.

A surplus note with a carrying value and par value of $175.0 was issued to Voya Retirement Insurance and Annuity Company, a Connecticut corporation and at the time, an affiliate of the Company, on December 29, 2004 with December 29, 2034 as the date of maturity. Interest paid for the year ended December 31, 2020 and 2019 was $11.1 and $11.1, respectively. As of December 31, 2020 a total of $177.8 and has been paid in interest. The interest rate associated with this surplus debenture is 6.3%. There was an immaterial amount of unapproved interest and/or principal associated with this surplus note as of December 31, 2020 and 2019.

A surplus note with a carrying value and par value of $175.0 was issued to ReliaStar Life Insurance Company (“RLI”), a Minnesota corporation, and at the time, an affiliate of the Company, on December 29, 2004 with December 29, 2034 as the date of maturity. Interest paid for the year ended December 31, 2020 and 2019 was $11.1 and $11.1, respectively. As of December 31, 2020, a total of $177.8 has been paid in interest. The interest rate associated with this surplus debenture is 6.3%. There was an immaterial amount of unapproved interest and/or principal associated with this surplus note as of December 31, 2020 and 2019.

A surplus note with a carrying value and par value of $35.0 was issued to First Columbine Life Insurance Company (“First Columbine”), a Colorado corporation and at the time, an affiliate of the Company, on December 8, 1999 with December 7, 2029 as the date of maturity. Effective December 31, 2002, First Columbine was merged into Security Life of Denver Insurance Company (“SLD”), after approval by the Colorado Division of Insurance. SLD became the holder of the surplus note. The interest rate associated with this surplus debenture is 8.0%. The original surplus note was issued by the Company on December 31, 2002. The surplus note was transferred from SLD to Venerable Holdings on June 1, 2018. On July 13, 2020 the Iowa Insurance Division approved the Company’s request to redeem and pay in full this surplus note, and redemption occurred on July 24, 2020. At the redemption date, the principal amount of $35.0 and the interest amount for the year of $1.6 was paid, for a total amount of interest paid of $62.3. There was no amount of unapproved interest and/or principal associated with this surplus note as of December 31, 2020, and an immaterial amount of unapproved interest and/or principal as of December 31, 2019.

A surplus note with a carrying value and par value of $50.0 was issued to Security Life of Denver International Limited (“SLDI”), an Arizona corporation and at the time, an affiliate of the Company, on December 29, 2004 with December 29, 2034 as the date of maturity. The interest rate associated with this surplus debenture is 6.3%. The original surplus note was issued by the Company on December 29, 2004. The surplus note was transferred from SLDI to Venerable Holdings on June 1, 2018. On July 13, 2020 the Iowa Insurance Division approved the Company’s request to redeem and pay in full this surplus note, and redemption occurred on July 24, 2020. At the redemption date, the principal amount of $50.0 and the interest amount for the year of $1.8 was paid, for a total amount of interest paid of $49.4. There was no amount of unapproved interest and/or principal associated with this surplus note as of December 31,2020, and an immaterial amount of unapproved interest and/or principal as of December 31, 2019.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

Payment of the notes and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of the Company in the event of (a) the institution of bankruptcy, reorganization, insolvency, or liquidation proceedings by or against the Company, or (b) the appointment of a Trustee, receiver or other conservator for a substantial part of the Company’s properties. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner.

On July 1, 2020, the Company declared an ordinary dividend in the amount of $32.0 to its sole shareholder, Venerable Holdings, which was paid on July 24, 2020 after providing notice to the Iowa Insurance Division. On July 2, 2019, the Company declared an ordinary dividend in the amount of $221.0 to its sole shareholder, Venerable Holdings, which was paid on July 23, 2019 after providing notice to the Iowa Insurance Division.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

13.	Fair Values of Financial Instruments

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, fair value can be estimated using methods, models and assumptions market participants would use to determine a current transaction price. These valuation techniques involve some level of estimation and judgment which becomes more significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all non-financial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The following methods and assumptions are used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100, Fair Value (“SSAP No. 100”). Valuations are obtained from third party commercial pricing services and asset managers.

Mortgage loans: Estimated fair values for commercial real estate loans were provided by asset managers.

Derivative financial instruments: Fair values for derivative financial instruments are obtained from third party commercial pricing services or based on prices from market data providers.

Individual and group annuities: The fair values for individual and group annuities with defined maturities are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For individual and group annuities, fair value is estimated to be the present surrender value.

Assets held in separate accounts: Assets held in separate accounts, excluding MVA’s, are reported at the quoted fair values of the underlying investments in the separate account. The underlying investments include mutual funds, short-term investments and cash, the valuation of which are based upon quoted market prices.

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

Derivatives are carried at fair value, which is obtained from third party commercial pricing services or based on prices from the market data providers. Derivatives which qualify for special hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:

▪	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
▪
Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Bonds and other invested assets: Securities that are carried at fair value on the balance sheet are classified as Level 1, Level 2 or Level 3. The fair value of bonds and other invested assets classified as Level 1 are obtained through unadjusted quoted prices for identical assets or liabilities in an active market. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. The fair value for privately placed bonds and other invested assets are provided by asset managers and are classified as Level 3 assets.

Preferred and Common Stocks: Fair values of publicly traded equity securities are based upon quoted market prices and are classified as Level 1 assets. Fair values of private equities or equity securities not traded on an exchange, are provided by asset managers and are classified as Level 3 assets.

Cash and short-term investments: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts, excluding MVA’s, are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments can include mutual funds, short-term investments and cash, the valuation of which are based upon a quoted market price and are included in Level 1. The underlying investments can also include bonds the valuation of which are obtained from third party commercial pricing services and brokers and are classified in the fair value hierarchy as either Level 2 or Level 3, consistent with the policies described above for fixed maturities.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the balance sheets), which is obtained from third party commercial pricing services or based on prices from market data providers. All derivative instruments are valued based on market observable inputs and are classified as Level 2.

Mortgage loans: The fair values for mortgage loans are provided by asset managers. Mortgage loans are classified as Level 3.

Contract loans: The fair value of contract loans approximates the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 1.

Deposit type contracts: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3. For certain deposit type contracts, fair value is estimated by discounting cash flows at rates that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

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The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2020:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Fixed maturities, including securities pledged	$18,052,305	$16,122,818	$1,152,742	$16,307,132	$592,430
Preferred stock	127,098	117,798	40,863	44,477	41,759
Common stock	12,038	12,038	—	12,026	12
Mortgage loans	3,587,486	3,404,838	—	—	3,587,486
Policy loans	—	—	—	—	—
Contract loans	4,421	4,421	4,421	—	—
Other invested assets	80,086	69,546	—	80,086	—
Cash, cash equivalents and short-term investments	856,636	856,606	819,224	37,293	119
Derivatives
Credit contracts	881	96	—	881	—
Equity contracts	994,366	994,366	—	994,366	—
Foreign exchange contracts	115	115	—	115	—
Interest rate contracts	443	443	—	443	—
Securities lending reinvested collateral	—	—	—	—	—
Notes receivable from affiliate	—	—	—	—	—
Separate account assets*	25,652,978	25,595,175	25,146,448	427,681	78,849
Total assets	$49,368,853	$47,178,260	$27,163,698	$17,904,500	$4,300,655

Liabilities:
Deposit type contracts	$3,316,092	$2,912,756	$—	$—	$3,316,092
Derivatives
Equity contracts	1,238,662	1,238,662	—	1,238,662	—
Foreign exchange contracts	2,394	2,394	—	2,394	—
Interest rate contracts	—	—	—	—	—
Borrowed money	—	—	—	—	—
Total liabilities	$4,557,148	$4,153,812	$—	$1,241,056	$3,316,092

* These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2, Summary of Significant Accounting Polices for additional information.

The Company did not have any financial instruments for which it was not practicable to estimate fair value as of December 31, 2020.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2019:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Fixed maturities, including securities pledged	$17,806,020	$16,503,236	$486,464	$16,666,002	$653,554
Preferred stock	163,425	156,124	40,495	49,512	73,418
Common stock	10,811	10,811	—	10,799	12
Mortgage loans	3,696,612	3,545,908	—	—	3,696,612
Contract loans	5,294	5,294	5,294	—	—
Other invested assets	48,596	42,132	—	48,596	—
Cash, cash equivalents and short-term investments	738,326	738,306	681,444	48,598	8,284
Derivatives
Credit contracts	764	116	—	764	—
Equity contracts	1,132,508	1,132,508	—	1,132,508	—
Foreign exchange contracts	1,193	1,193	—	1,193	—
Interest rate contracts	147	147	—	147	—
Separate account assets*	25,518,829	25,479,559	25,014,068	417,052	87,709
Total assets	$49,122,526	$47,615,335	$26,227,765	$18,375,172	$4,519,590

Liabilities:
Deposit type contracts	$2,708,733	$2,752,699	$—	$—	$2,708,733
Derivatives
Equity contracts	1,806,075	1,806,075	—	1,806,075	—
Foreign exchange contracts	368	368	—	368	—
Interest rate contracts	10,653	229	—	10,653	—
Borrowed money	10,009	10,009	—	10,009	—
Total liabilities	$4,535,837	$4,569,380	$—	$1,827,104	$2,708,733

* These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2 for additional information.

The Company did not have any financial instruments for which it was not practicable to estimate fair value as of December 31, 2019.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The following tables show assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable inputs (Level 2) and significant unobservable inputs (Level 3) as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
U.S. corporate, state & municipal	$—	$3,350	$—	$3,350
Common stock	—	12,026	12	12,038
Derivatives
Equity contracts	—	994,366	—	994,366
Foreign exchange contracts	—	115	—	115
Interest rate contracts	—	443	—	443
Separate account assets*	25,140,982	—	1,690	25,142,672
Total assets	$25,140,982	$1,010,3001	$1,702	$26,152,984

Liabilities:
Derivatives
Equity contracts	$—	$1,238,662	$—	$1,238,662
Foreign exchange contracts	—	2,394	—	2,394
Interest rate contracts	—	—	—	—
Total liabilities	$—	$1,241,056	$—	$1,241,056

*  These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2 for additional information.

The Company did not have any security transfers between Level 1 and Level 2 during 2020. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the most recent quarterly reporting period.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The following tables show assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable inputs (Level 2) and significant unobservable inputs (Level 3) as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
US corporate, state & municipal	$—	$4	$—	$4
Common stock	—	10,799	12	10,811
Derivatives
Equity contracts	—	1,132,508	—	1,132,508
Foreign exchange contracts	—	1,193	—	1,193
Interest rate contracts	—	147	—	147
Separate account assets*	25,002,022	—	1,690	25,003,711
Total assets	$25,002,022	$1,144,652	$1,702	$26,148,374

Liabilities:
Derivatives
Equity contracts	—	1,806,075	—	1,806,075
Foreign exchange contracts	—	368	—	368
Interest rate contracts	—	229	—	229
Total liabilities	$—	$1,806,672	$—	$1,806,672

* These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2 for additional information.

The Company did not have any security transfers between Level 1 and Level 2 during 2019. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the most recent quarterly reporting period.

The Company did not have any change in fair value within its Level 3 assets and liabilities for the year ended December 31, 2020.

There were no transfers in and out of Level 3 during the year ended December 31, 2020. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2019:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
Common Stock	—	—	—	307	12	—	—	(307)	—	12
Separate accounts*	1,690	—	—	—	—	—	—	—	—	1,690
Total	$1,690	$—	$—	$307	$12	$—	$—	$(307)	$—	$1,702

*  These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2, Summary of Significant Accounting Polices for additional information.

Transfers in and out of Level 3 during the year ended December 31, 2019 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

14.	Commitments and Contingencies

Operating Leases - The Company is party to certain cost-sharing arrangements and service agreements with other affiliated companies. Included in these cost-sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. The Company incurred rent expense of $1.7 and $1.6 as of December 31, 2020, and 2019, respectively, under this cost-sharing methodology.

Legal Proceedings - The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. In addition, the life insurance industry has experienced litigation alleging, for example, that insurance companies have breached the terms of their life insurance policies by increasing the insurance rates of the applicable policies inappropriately or by factoring into rate adjustments elements not disclosed under the terms of the applicable policies, and, consequently, unjustly enriched themselves. This litigation is generally known as cost of insurance litigation. While it is not possible to forecast the outcome of such lawsuits/ arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a material adverse effect on the Company’s operations or financial position.

Regulatory Matters - As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company’s policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company’s financial position. It is the practice of the Company and its affiliates to cooperate fully in these matters.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgages of $13.9 and $2.6 at December 31, 2020 and 2019, respectively. The Company is also committed to provide additional capital contributions to partnerships of $414.7 and $280.3 at December 31, 2020 and 2019, respectively.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, death benefits, withdrawals, surrenders, and dividends to its parent.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables in the modeling process include interest rates, anticipated contract owner behavior, and variable separate account performance. Contract owners bear the investment risk related to variable annuity products, subject, in limited cases, to certain minimum guaranteed rates.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

On June 25, 2020, Kroll Bond Rating Agency (“KBRA”) assigned an insurance financial strength rating of A- to the Company, and a debt rating of BBB to the Company’s surplus notes.

On October 28, 2020, in response to the announcement that the Company has entered into an MTA with Equitable Holdings, Inc., KBRA placed the A- insurance financial strength rating and its debt rating of BBB to the Company’s surplus notes on Watch Developing.

The ratings of the Company by the rating agency are based on the rating agency’s specific views of the Company’s financial strength.

15.	Financing Agreements

The Company maintains a reciprocal loan agreement with Venerable Holdings to promote efficient management of cash and liquidity and to provide for short-term cash requirements. Under this agreement, which expires June 1, 2028, the Company and Venerable Holdings can lend funds to or borrow from each other up to 3% of the Company’s admitted assets excluding separate accounts as of the 31st day of December next preceding. The Company did not engage in any lending or borrowing under this agreement during the year ended December 31, 2020, and therefore did not incur any interest expense or receive any interest income. The Company received an immaterial amount of interest income and incurred an immaterial amount of interest expense for the year ended December 31, 2019. As of December 31, 2020, the Company had no outstanding receivable or outstanding payable balance with Venerable Holdings under the reciprocal loan agreement.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

16.	Related Party Transactions

The Company has entered into various management and services contracts and cost sharing arrangements with other affiliated Venerable Holdings companies which are allocated among companies in accordance with systematic cost allocation methods. The Company’s material related party agreements are detailed below:

Investment Management: The Company entered into an investment advisory agreement with Athene Asset Management LLC (“AAM”) under which AAM provides the Company with investment management services. Effective October 1, 2019, AAM was renamed Apollo Insurance Solutions Group (“Apollo ISG”). For the year ended December 31, 2020 and 2019, expenses incurred related to this agreement were $39.1 and $40.8, respectively.

Service Agreements: The Company has entered into an inter-company agreement with its affiliates whereby the affiliates provide certain administrative, management, professional, advisory, consulting, and other services to each other. Management and service contracts and all cost-sharing arrangements are allocated among companies in accordance with systematic cost allocation methods. For the year ended December 31, 2020 and 2019, expenses incurred related to this agreement were $107.5 and $144.8, respectively.

The Company receives a monthly fee from DSL based on annual contractual rates by fund. This fee is calculated as a percentage of average assets in the variable separate accounts. Revenue earned by the Company under this arrangement was $49.7 and $55.1 for the years ended December 31, 2020 and 2019, respectively.

The Company has entered into an underwriting and distribution agreement with DSL, whereby DSL serves as the principal underwriter for annuity contracts issued by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company’s annuity contracts and appoint representatives of the broker-dealers as agents. For the periods ended December 31, 2020 and 2019, commissions were incurred in the amounts of $133.6 and $142.8, respectively.

See Note 10 regarding reinsurance agreements with related parties.

Tax Sharing Agreements: See Note 9 for disclosure related to the federal tax sharing agreement.

The Company is not a party to any state tax sharing agreement, and is currently not required to file any state or local taxes.

17.	Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues for the cost of potential future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The accrual methodology follows a retrospective-premium-based guaranty-fund assessments construct. The Company has estimated and recorded this liability to be $0.1 and $0.1 as of December 31, 2020 and 2019, respectively, and is reflected in accounts payable and accrued expenses on the balance sheets. The Company has also recorded an asset in other assets on the balance sheets of $0.5 and $0.6 as of December 31, 2020 and 2019, respectively, for future credits to premium taxes for assessments already paid and/or accrued. The periods over which the guaranty fund assessments are expected to be paid, the related premium tax offsets are expected to be realized and the additional industry support is expected to be paid are unknown at this time.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

There are no premium tax offsets where it is reasonably possible that an impairment has occurred in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”).

A reconciliation of assets recognized is presented below:

	Year ended December 31
	2020	2019
	(In Thousands)
Assets recognized from paid and accrued premium tax offsets as of December 31, 2019	$623	$740

Decreases current year:
Premium tax offset applied	61	110
Changes in premium tax offset capacity/other adjustments	40	8

Increases current year:
Creditable assessments remitted	6	1

Assets recognized from paid and accrued premium tax offsets as of December 31, 2020	$528	$623

The following tables show guaranty fund liabilities and assets related to assessments from insolvencies as of December 31, 2020:

Discount Rate Applied	2.50%

The undiscounted and discounted amount of the guaranty fund assessments and related assets by insolvency:

	Guaranty Fund Assessment		Related Assets
Name of Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
	(In Dollars)
Penn Treaty	$14	$13	$14	$13
Senior American Life Insurance Company	$5,642	$4,986	$5,642	$4,986

Number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency:

	Payables			Recoverables
Name of Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Senior American Life Insurance Company	N/A	N/A	N/A	11	0-20	5

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

The following tables show guaranty fund liabilities and assets related to assessments from insolvencies as of December 31, 2019:

Discount Rate Applied	4.25%

The undiscounted and discounted amount of the guaranty fund assessments and related assets by insolvency:

	Guaranty Fund Assessment		Related Assets
Name of Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
	(In Dollars)
Lincoln Memorial Life Insurance	$906	$906	$906	$736

Number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency:

	Payables			Recoverables
Name of Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Lincoln Memorial Life Insurance	N/A	N/A	N/A	50	0-20	5

18.	Subsequent Events

The Company is not aware of any events occurring subsequent to December 31, 2020 that may have a material effect on the Company’s financial statements. The Company evaluated events subsequent to December 31, 2020 through March 30, 2021, the date the statutory financial statements were available to be issued.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020

(Dollar amounts in millions, unless otherwise stated)

19.	Reconciliation to Statutory Statement

During the preparation of the accompanying statutory-basis financial statement for the year ended December 31, 2020, the Company concluded an adjustment was necessary regarding a security payable that did not settle. It was determined that an ending position was carried as of December 31, 2020 that was previously cancelled, and should not have been reflected in the Company’s Statutory Annual Statement. This cancellation and the corresponding impacts are reflected in the accompanying financial statements as of December 31, 2020. A reconciliation of the amounts previously reported in the Company’s Statutory Annual Statement as filed with the Iowa Insurance Division for the year ended December 31, 2020, to those reported in the accompanying financial statement is as follows:

	Annual Statement	Adjustment	Accompanying Financial Statements
Balance Sheet	(In Thousands)
Assets:
Bonds	$16,272,818	$(150,000)	$16,122,818
Total admitted assets	$49,487,766	$(150,000)	$49,337,766

Liabilities:
Other liabilities	$433,830	$(150,000)	$283,830
Total liabilities	$46,801,937	$(150,000)	$46,651,938
Capital and surplus:
Total Capital and surplus	$2,685,828	$—	$2,685,828
Total liabilities and capital and surplus	$49,487,766	$(150,000)	$49,337,766

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Supplementary Information

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Ernst & Young LLP One Commerce Square Suite 700 2005 Market Street Philadelphia, PA 19103	Tel: (215) 448-5000 Fax: (215) 448-5500 ey.com

Report of Independent Auditors on Supplementary Information

The Board of Directors and Stockholder
Venerable Insurance and Annuity Company

We have audited, in accordance with auditing standards generally accepted in the United States, the statutory-basis financial statements of Venerable Insurance and Annuity Company for the years ended December 31, 2020 and 2019, and have issued an adverse opinion with respect to conformity with U.S. generally accepted accounting principles and an unmodified opinion with respect to conformity with accounting practices prescribed or permitted by  the  Insurance  Division, Department   of Commerce, of the State of Iowa thereon dated March 30, 2021. Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The accompanying supplemental schedule of selected statutory-basis financial data, supplemental schedule of life and health reinsurance disclosures, and supplemental investment disclosures are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States. In our opinion, the information is fairly stated, in all material respects, in relation to the statutory-basis financial statements as a whole.

This report is intended solely for the information and use of the Company and state insurance departments to whose jurisdiction the Company is subject and is not intended to be and should not be used by anyone other than these specified parties.

March 30, 2021

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VENERABLE INSURANCE AND ANNUITY COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2020
(In Thousands)

Investment Income Earned:
U.S. government bonds	$18,293
Other bonds (unaffiliated)	753,238
Bonds of affiliates	1,161
Preferred stocks (unaffiliated)	6,558
Common stocks (unaffiliated)	351
Common stocks of affiliates	44,973
Mortgage loans	152,137
Contract loans	278
Cash on hand and on deposit	8,765
Short-term investments	(53)
Other invested assets	45,408
Derivative instruments	567,615
Gross investment income	$1,598,724

Mortgage Loans (Book Value):
Commercial mortgages	$3,404,838
Total mortgage loans	$3,404,838

Mortgage Loans by Standing (Book Value):
Good standing	$3,404,838
Total mortgage loans by standing	$3,404,838

Other long-term assets (statement value)	$486,388

Contract loans	$4,421

Bonds and Stocks of Parents, Subsidiaries and Affiliates (Book Value):
Bonds	$50,990
Common Stocks	1,388,550
Total Bonds and Stocks of Parents, Subsidiaries and Affiliates	$1,439,540

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VENERABLE INSURANCE AND ANNUITY COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2020
(In Thousands)

Bonds and Short-term Investments by NAIC Designation and Maturity:
Bonds and Short-term Investments by Maturity (Statement Value):
Due within 1 year or less	$1,028,204
Over 1 year through 5 years	4,828,435
Over 5 years through 10 years	5,578,907
Over 10 years through 20 years	2,957,405
Over 20 years	1,767,249
Total by maturity	$16,160,200
Bonds and Short-term Investments by NAIC Designation (Statement Value):
NAIC 1	$7,943,604
NAIC 2	7,196,039
NAIC 3	771,729
NAIC 4	206,438
NAIC 5	34,212
NAIC 6	8,178
Total by NAIC Designation	$16,160,200
Total bonds and short-term investments publicly traded	$7,276,227
Total bonds and short-term investments privately placed	$8,883,974
Preferred stocks (statement value)	$117,798
Common stocks, including subsidiaries (market value)	$1,400,588
Short-term investments (book value)	$37,382
Cash equivalents	$480,007
Financial options owned (statement value)	$842,675
Financial options written and in force (statement value)	$(1,039,319)
Financial collar, swap and forward agreements open (statement value)	$(49,392)
Financial futures contracts open (current value)	$—
Cash on deposit	$270,015
Life Insurance in Force:
Ordinary	$2,028,132
Group life	$60,212
Amount of accidental death insurance in force under ordinary policies	$41,788

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VENERABLE INSURANCE AND ANNUITY COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2020
(In Thousands)

Life Insurance Policies with Disability Provisions in Force:
Ordinary	$68,899
Group life	$—
Supplementary Contracts in Force:
Ordinary-not involving life contingencies:
Amount on deposit	$—
Income payable	$302,286
Ordinary-involving life contingencies:
Amount on deposit	$—
Amount of income payable	$257,539
Group-not involving life contingencies:
Amount on deposit	$—
Amount of income payable	$—
Group-involving life contingencies:
Amount on deposit	$—
Amount of income payable	$—
Annuities:
Ordinary:
Immediate-amount of income payable	$53,579
Deferred-fully paid account balance	$14,213,690
Deferred-not fully paid account balance	$8,015,977
Group:
Amount of income payable	$3
Fully paid account balance	15,346,391
Not fully paid account balance	$184,185
Accident and Health Insurance Premiums in Force:
Ordinary	$54
Group	$—
Deposit Funds and Dividend Accumulations:
Deposit funds-account balance	$—
Dividend accumulations-account balance	$—

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VENERABLE INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2020
(In Thousands)

I.	Investment Risk Interrogatories

The Company’s total admitted assets (excluding separate account assets) as reported on page two of its Annual Statement for the year ended December 31, 2020 is $23.7 billion.

1.
Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) contract loans:

Issuer		Investment Category	Amount	Percentage of Total Admitted Assets*
i.	Rocky Range, Inc.	Common Stock	$1,388,550	5.8%
ii.	Freddie Mac	Bonds	202,304	0.9
iii.	Federal National Mortgage Association	Bonds	187,595	0.8
iv.	Cayman Universe Holdings LLC	Bonds	173,807	0.7
v.	Ace Credit Fund, LP	Bonds	126,036	0.5
vi.	H&R NNN Pool 3	Commercial Mortgage	98,276	0.4
vii.	AP Tundra Holdings LLC	Bonds	88,000	0.4
viii.	AT&T Inc.	Bonds	76,069	0.3
ix.	Trademark Royalty 2018-1 LLC	Bonds	73,700	0.3
x.	JPMorgan Chase & Co.	Bonds	73,460	0.3

2.	The Company’s total admitted assets held in bonds and short term investments (excluding reciprocal borrowings) and preferred stocks, by NAIC designating at December 31, 2020, are:

Bonds			Preferred Stocks
NAIC Rating	Amount	Percentage of Total Admitted Assets*	NAIC Rating	Amount	Percentage of Total Admitted Assets*
NAIC-1	$7,943,604	33.5%	P/RP-1	$55,492	0.2%
NAIC-2	7,196,039	30.3	P/RP-2	54,731	0.2
NAIC-3	771,729	3.3	P/RP-3	7,575	0.0
NAIC-4	206,438	0.9	P/RP-4	—	—
NAIC-5	34,212	0.1	P/RP-5	—	—
NAIC-6	8,178	0.0	P/RP-6	—	—
	$16,160,200			$117,798

3.
Following are the Company’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 86, including: (i) foreign currency denominated investments of $0 million supporting insurance liabilities denominated in that same foreign currency of $0 million, and excluding (ii) Canadian investments of $474.5 million which includes unhedged currency exposure of $0 million as of December 31, 2020):

* Excludes separate accounts

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VENERABLE INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2020
(In Thousands)

a.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets*
i.	Countries rated NAIC-1	$3,713,344	15.6%
ii.	Countries rated NAIC-2	278,542	1.2
iii.	Countries rated NAIC-3 or below	58,914	0.2

b.	Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets*
i.	Countries Rated NAIC-1:
	Country: Cayman Islands	$1,277,155	5.4%
	Country: United Kingdom	666,466	2.8

ii.	Countries Rated NAIC-2:
	Country: Mexico	104,011	0.4
	Country: Indonesia	38,202	0.2

iii.	Countries Rated NAIC-3 or Below:
	Country: Brazil	18,086	0.1
	Country: Turkey	11,912	0.1

c.	Aggregate unhedged foreign currency exposure: Not applicable.

d.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designating: Not applicable.

e.	The two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating: Not applicable.

* Excludes separate accounts

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VENERABLE INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2020
(In Thousands)

f.	The ten largest non–sovereign (i.e. non–governmental) foreign issues:

	Name	NAIC Rating	Amount	Percentage of Total Admitted Assets*
i.	Cayman Universe Holdings LLC	1	$173,807	0.7%
ii.	Vector Limited	2	56,000	0.2
iii.	AA Infrastructure Fund 1 Ltd	1	50,990	0.2
iv.	HSBC Holdings plc	1, 2	49,369	0.2
v.	The Star Entertainment Finance Limited	2	47,116	0.2
vi.	Anglian Water Services Financing Plc	1, 2	45,083	0.2
vii.	Antares Clo 2017-1, Ltd.	1, 2	42,006	0.2
viii.	Coöperatieve Rabobank U.A.	1, 2	41,944	0.2
ix.	Triton International Limited	2	40,694	0.2
x.	Babcock International Group PLC	2	36,600	0.2

4.	Assets held in Canadian investments are less than 2.5% of the Company’s total admitted assets.

5.	Assets held in investments with contractual sales restrictions are less than 2.5% of the Company’s total admitted assets.

6.	Assets held in equity interests are greater than 2.5% of the Company’s total admitted assets.

		Amount	Percentage of Total Admitted Assets*
i.	ROCKY RANGE, INC.	$1,388,550	5.8%
ii.	PRAEDIUM MULTIFAMILY VALUE FUND IX	45,165	0.2
iii.	NNN INVESTOR 1 LP	31,811	0.1
iv.	GRIFFIS PREMIUM APARTMENT FUND IV	20,144	0.1
v.	CASTLELAKE AVIATION III LP	19,702	0.1
vi.	DNP Select Income Fund Inc.	19,093	0.1
vii.	VISTA EQUITY PARTNERS FUND VI LP	16,676	0.1
viii.	C-III RECOVERY FUND III LP	15,610	0.1
ix.	Farmers Insurance Exchange, Inc.	15,200	0.1
x.	THOMA BRAVO FUND XII	14,756	0.1

7.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company’s total admitted assets.

8.	Assets held in general partnership interests are less than 2.5% of the Company’s total admitted assets.

* Excludes separate accounts

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VENERABLE INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2020
(In Thousands)

9.	With respect to mortgage loans, the Company’s total admitted assets are as follows:

a.	The 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

	Type/Property	Amount	Percentage of Total Admitted Assets*
i.	H&R NNN Pool 3	$98,276	0.4%
ii.	Twin Spans Business Park, LLC	61,675	0.3
iii.	Golden Triangle Industrial Park, LLC	42,000	0.2
iv.	HPA Borrower 2018-1 MS LLC	39,786	0.2
v.	TR Deerfield Office LLC	39,000	0.2
vi.	Renaissance Square	38,270	0.2
vii.	Palm Springs Mile Associates, Ltd	36,100	0.2
viii.	181 Fremont Office Senior Mezz LLC	35,201	0.1
ix.	Six SAC Self-Storage Corporation	35,023	0.1
x.	666 5TH AVENUE	34,446	0.1

b.	The Company’s total admitted assets held in the following categories of mortgage loans as of December 31, 2020:

		Amount	Percentage of Total Admitted Assets*
i.	Construction loans	$—	0.0%
ii.	Mortgage loans over 90 days past due	—	—
iii.	Mortgage loans in the process of foreclosure	—	—
iv.	Mortgage loans foreclosed	—	—
v.	Restructured mortgage loans	—	—

* Excludes separate accounts

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VENERABLE INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2020
(In Thousands)

c.	Aggregate mortgage loans having the following loan to value ratios as determined from the most current appraisal as of December 31, 2020:

		Residential		Commercial		Agricultural
	Loan-to-Value	Amount	Percentage of Total Admitted Assets*	Amount	Percentage of Total Admitted Assets*	Amount	Percentage of Total Admitted Assets*

i.	above 95%	$—	—%	$—	—%	$—	—%
ii.	91% to 95%	—	—	—	—	—	—
iii.	81% to 90%	—	—	—	0.0	—	—
iv.	71% to 80%	—	—	143,971	0.6	—	—
v.	below 70%	—	—	3,260,867	13.7	—	—
		$—		$3,404,838		$—

10.	Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate are less than 2.5% of the Company’s total admitted assets.

11.	The Company’s total admitted assets subject to the following types of agreements as of December 31, 2020:

Unaudited At End of Each Quarter
		At Year End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets*	Amount	Amount	Amount
i.	Securities lending (do not include assets held as collateral for such transactions)	$—	—%	$—	$—	$—
ii.	Repurchase agreements	—	—	—	200,000	—
iii.	Reverse repurchase agreements	—	—	—	—	—
iv.	Dollar repurchase agreements	—	—	—	—	—

v.	Dollar reverse repurchase agreements	—	—	—	—	—

12.	Amounts and percentages of the Company’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors as of December 31, 2020:

		Owned		Written
		Amount	Percentage of Total Admitted Assets*	Amount	Percentage of Total Admitted Assets*
i.	Hedging	$842,675	3.5%	$—	0.0%
ii.	Income generation	—	—	—	—
iii.	Other	—	—	—	—

* Excludes separate accounts

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VENERABLE INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2020
(In Thousands)

13.	The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of December 31, 2020:

				Unaudited At End of Each Quarter
		At Year End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets*	Amount	Amount	Amount
i.	Hedging	$51	—%	$5,605	$4,574	$4,312
ii.	Income Generation	—	—	—	—	—
iii.	Replications	25,000	0.1	25,000	25,000	25,000
iv.	Other	748	—	795	781	762

14.	The Company’s potential exposure (defined as the amount determined in accordance with NAIC Annual Statement Instructions) for futures contracts as of December 31, 2020:

Unaudited At End of Each Quarter
		At Year End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets*	Amount	Amount	Amount
i.	Hedging	$—	—%	$—	$—	$—
ii.	Income Generation	—	—	—	—	—
iii.	Replications	—	—	—	—	—
iv.	Other	193,321	0.8	258,873	239,623	220,196

* Excludes separate accounts

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VENERABLE INSURANCE AND ANNUITY COMPANY
Summary Investment Schedule
December 31, 2020
(In Thousands)

II.	Summary Investment Schedule

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage of Total	Amount	Securities Lending Reinvested Collateral Amount	Total Amount		Percentage of Total
Long-Term Bonds (Schedule D, Part 1) U.S. governments	$1,105,007	4.7%	$1,105,007	$—		$1,105,007	4.7%
All Other governments	171,359	0.7%	171,359	—		171,359	0.7%
U.S. states, territories and possessions, etc. guaranteed	96,580	0.4%	96,580	—		96,580	0.4%
U.S. political subdivisions of states, territories and possessions, guaranteed	139,255	0.6%	139,255	—		139,255	0.6%
U.S. special revenue and special assessment obligations, etc. non-guaranteed	556,586	2.4%	556,586	—		556,586	2.4%
Industrial and miscellaneous	13,745,305	58.9%	13,745,305	—		13,745,305	58.9%
Hybrid securities	193,435	0.8%	193,435	—		193,435	0.8%
Parent, subsidiaries and affiliates	50,990	0.2%	50,990	—		50,990	0.2%
Unaffiliated Bank loans	64,301	0.3%	64,301	—		64,301	0.2%
Total long term bonds	16,122,818	69.0%	16,122,818	—		16,122,818	69.0%
Preferred stocks (Schedule D Part 2, Section 1)
Industrial and miscellaneous (Unaffiliated)	117,798	0.5%	117,798	—		117,798	0.5%
Parent, subsidiaries and affiliates	—	—%	—	—		—	—%
Total preferred stocks	117,798	0.5%	117,798	—		117,798	0.5%
Common stocks (Schedule D Part 2, Section 2)
Industrial and miscellaneous Publicly traded (Unaffiliated)	12	—%	12	—		12	—%
Industrial and miscellaneous other (Unaffiliated)	12,026	0.1%	12,026	—		12,026	0.1%
Parent, subsidiaries and affiliates Other	1,388,550	6.0%	1,388,550	—		1,388,550	6.0%
Total common stocks	1,400,588	6.0%	1,400,588	—		1,400,588	6.0%
Mortgage loans (Schedule B)
Commercial mortgages	3,404,838	14.6%	3,404,838	—		3,404,838	14.6%
Total mortgage loans	3,404,838	14.6%	3,404,838	—		3,404,838	14.6%
Cash, cash equivalents and short-term investments
Cash (Schedule E, Part 1)	270,016	1.2%	270,016	—		270,016	1.2%
Cash equivalents (Schedule E, Part 2)	480,007	2.1%	480,007	—		480,007	2.1%
Short-term investments (Schedule DA)	37,382	0.2%	37,382	—		37,382	0.2%
Total cash, cash equivalents and short term investments	787,405	3.4%	787,405	—		787,405	3.4%
Contract loans	4,421	—%	4,421	—		4,421	—%
Derivatives (Schedule DB)	995,020	4.4%	995,020	—		995,020	4.4%
Other invested assets (Schedule BA)	486,388	2.1%	486,388	—		486,388	2.1%
Receivables for securities	6,823	—%	6,823	—		6,823	—%
Other invested assets	7,196	—%	7,196	—		7,196	—%
Total invested assets	$23,333,295	100%	$23,333,295	—	$	$ 23,333,295	100%

* Excludes separate accounts

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VENERABLE INSURANCE AND ANNUITY COMPANY
Supplemental Schedule of Life and Health Reinsurance Disclosures
December 31, 2020

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.
Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☑

If yes, the number of reinsurance contracts to which such provisions apply would be disclosed here.

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☑

2.
Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☑

If yes, the number of reinsurance contracts to which such provisions apply would be disclosed here. If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.
Yes ☐ No ☐ N/A ☑

3.
Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses to be made less frequently than quarterly;
b.	Provisions that permit settlements to be made less frequently than quarterly;
c.	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or
d.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☑

4.
Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

* Excludes separate accounts

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VENERABLE INSURANCE AND ANNUITY COMPANY
Supplemental Schedule of Life and Health Reinsurance Disclosures
December 31, 2020

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period	Yes ☐ No ☑	N/A	Yes ☐ No ☐ N/A ☑
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☑	N/A	Yes ☐ No ☐ N/A ☑

5.
Has the Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ☑

b.	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☐ N/A ☑

If the answer to item (a) or item (b) was yes, relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP would be disclosed here.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Note to Supplementary Information
December 31, 2020

1.	Basis of Presentation

The accompanying supplemental information presents selected statutory basis financial data as of December 31, 2020 and for the year then ended for purposes of complying with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and agrees to or is included in the amounts reported in the Company’s 2020 Statutory Annual Statement as filed with the Iowa Insurance Division.

85